As filed via EDGAR with the Securities and Exchange Commission on December 29, 2000

                                                               File No. 811-8358
                                                       Registration No. 33-75250
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ------------------

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          |X|

                         Pre-Effective Amendment No.                        |_|


                       Post-Effective Amendment No. 19                      |X|


                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                       Post-Effective Amendment No. 19                      |X|

                       ------------------------------

                                MUTUAL FUND TRUST
               (Exact Name of Registrant as Specified in Charter)

                               1211 Avenue of the
                             Americas, 41st Floor,
                            New York, New York 10036
               --------------------------------------------------
                     (Address of Principal Executive Office)

       Registrant's Telephone Number, including Area Code: (212) 492-1600


                               Copies to:
George Martinez, Esq.          Peter Eldridge, Esq          Cynthia Cobden, Esq.
Mutual Fund Trust              Chemical Bank                Simpson Thacher & Bartlett
125 West 55th Street           270 Park Avenue              425 Lexington Avenue
New York, New York  10019      New York, New York 10017     New York, New York 10017
--------------------------------------------------------------------------------------

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:


     |X| immediately upon filing pursuant     | | on October 30, 1998 pursuant
         to paragraph (b)                         to paragraph (b)
     |_| 60 days after filing pursuant to     |_| on (          ) pursuant to
         paragraph (a)(1)                         paragraph (a)(1)
     | | 75 days after filing pursuant to     |_| on (           ) pursuant to
         paragraph (a)(2)                         paragraph (a)(2) rule 485.


If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                               ------------------

The Registrant has registered an indefinite number or amount of its shares of common stock for each of its three series of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940 on July 18, 1994 and the Rule 24f-2 Notice for the Registrant's fiscal year ended August 31, 2000 was filed on November 27, 2000.


                                EXPLANATORY NOTE

PROSPECTUS DECEMBER 29, 2000

100% U.S. TREASURY
SECURITIES MONEY
MARKET FUND

TREASURY PLUS MONEY
MARKET FUND

FEDERAL MONEY
MARKET FUND

U.S. GOVERNMENT
MONEY MARKET FUND

PRIME MONEY
MARKET FUND

TAX FREE MONEY
MARKET FUND

NEW YORK TAX FREE
MONEY MARKET FUND

CALIFORNIA TAX FREE
MONEY MARKET FUND

CHASE VISTA
MONEY MARKET FUNDS

THIS PROSPECTUS OFFERS:

VISTA SHARES OF ALL FUNDS

PLUS

CLASS B AND CLASS C SHARES

OF PRIME MONEY MARKET FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[LOGO] CHASE
THE RIGHT RELATIONSHIP IS EVERYTHING.-Registered Trademark-


PSMM-1-1200 X

100% U.S. TREASURY SECURITIES
MONEY MARKET FUND                                 1

TREASURY PLUS MONEY MARKET FUND                   5

FEDERAL MONEY MARKET FUND                         9

U.S. GOVERNMENT MONEY MARKET FUND                13

PRIME MONEY MARKET FUND                          17

TAX FREE MONEY MARKET FUND                       23

NEW YORK TAX FREE MONEY MARKET FUND              28

CALIFORNIA TAX FREE MONEY MARKET FUND            33

THE FUNDS' INVESTMENT ADVISER                    38

HOW YOUR ACCOUNT WORKS                           39

BUYING FUND SHARES                               39

SELLING FUND SHARES                              41

DISTRIBUTION ARRANGEMENTS                        42

OTHER INFORMATION CONCERNING THE FUNDS           43

DISTRIBUTIONS AND TAXES                          44

SHAREHOLDER SERVICES                             46

WHAT THE TERMS MEAN                              48

FINANCIAL HIGHLIGHTS                             49

HOW TO REACH US                          Back Cover

CHASE VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests solely in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes. These investments carry different interest rates, maturities and issue dates.

The Fund does not buy securities issued or guaranteed by agencies of the U.S. government and it does not enter into repurchase agreements.

The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above.

If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and market sectors.

The Fund seeks to maintain a net asset value of $1.00 per share.

CHASE VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

THE FUND'S MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[SIDEBAR]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE 100% U.S. TREASURY SECURITIES MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception.


On May 3, 1996, the Hanover 100% Treasury Securities Money Market Fund merged into the 100% U.S. Treasury Securities Money Market Fund. The Fund's performance figures for the period before that date are for the Hanover fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS
PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE.

[BAR CHART]

           1992          3.35%
           1993          2.60%
           1994          3.50%
           1995          5.17%
           1996          4.73%
           1997          4.91%
           1998          4.84%
           1999          4.26%


THE TOTAL RETURN FOR THE FUND FROM JANUARY 1, 2000 TO SEPTEMBER 30, 2000 WAS 3.98%.


BEST QUARTER        1.32%
        2ND QUARTER, 1995

WORST QUARTER       0.63%
        2ND QUARTER, 1993


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 1999


                                                                     SINCE
                                                                     INCEPTION
                                     PAST 1 YEAR    PAST 5 YEARS     (11/30/91)
 VISTA SHARES                           4.26%          4.78%         4.17%

CHASE VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

 NONE


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                                  TOTAL ANNUAL
                   MANAGEMENT      DISTRIBUTION    OTHER          FUND OPERATING
 CLASS OF SHARES   FEES            (12b-1) FEES    EXPENSES       EXPENSES
 VISTA SHARES       0.10%          0.10%           0.51%          0.71%



*THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.


THE ACTUAL DISTRIBUTION FEES ARE EXPECTED TO BE 0.02%, THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.47% AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.59%. THAT IS BECAUSE THE CHASE MANHATTAN BANK (CHASE) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. CHASE AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.


THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:


- you invest $10,000
- you sell all your shares at the end of the period
- your investment has a 5% return each year
- you reinvested all your dividends, and
- the Fund's operating expenses are not waived and remain the same as shown above.


Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                               1 YEAR       3 YEARS     5 YEARS      10 YEARS
 VISTA SHARES                   $73         $227        $395         $883

CHASE VISTA TREASURY PLUS MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests at least 65% of its assets in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and repurchase agreements collateralized by these investments. These debt securities carry different interest rates, maturities and issue dates.

The Fund also seeks to enhance its performance by investing in repurchase agreements, using debt securities guaranteed by the U.S. Treasury as collateral.

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is

CHASE VISTA TREASURY PLUS MONEY MARKET FUND

not rated, it must be considered of comparable quality by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.


THE FUND'S MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[SIDEBAR]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE TREASURY PLUS MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception.


The performance for the period before Vista Class shares were launched in May 1996 is based upon performance for Premier Class shares of the Fund. The actual returns of Vista shares would have been lower than shown because Vista shares have higher expenses than Premier shares.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


YEAR-BY-YEAR RETURNS

PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE.


THE BARS FOR 1995 AND 1996 ARE BASED UPON PERFORMANCE FOR PREMIER CLASS SHARES OF THE FUND.


[BAR CHART]

           1995         5.43%
           1996         4.90%
           1997         4.99%
           1998         4.89%
           1999         4.44%


THE TOTAL RETURN FOR THE FUND FROM JANUARY 1, 2000 TO SEPTEMBER 30, 2000 WAS 4.17%.


BEST QUARTER          1.36%
          2ND QUARTER, 1995

WORST QUARTER         1.01%
          1ST QUARTER, 1999


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 1999



                                                                     SINCE
                                                                     INCEPTION
                                     PAST 1 YEAR    PAST 5 YEARS     (4/20/94)
 VISTA SHARES                        4.44%          4.92%            4.83%

CHASE VISTA TREASURY PLUS MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

 NONE


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                                  TOTAL ANNUAL
                   MANAGEMENT      DISTRIBUTION    OTHER          FUND OPERATING
 CLASS OF SHARES   FEES            (12b-1) FEES    EXPENSES       EXPENSES
 VISTA SHARES       0.10%          0.10%           0.51%          0.71%


*THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.


THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.39% AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.59%. THAT IS BECAUSE THE CHASE MANHATTAN BANK (CHASE) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. CHASE AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.


THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:


- you invest $10,000
- you sell all your shares at the end of the period
- your investment has a 5% return each year
- you reinvested all your dividends, and
- the Fund's operating expenses are not waived and remain the same as shown above.


Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                              1 YEAR       3 YEARS     5 YEARS      10 YEARS
 VISTA SHARES                   $73         $227        $395         $883

CHASE VISTA FEDERAL MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide current income while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests primarily in:

- direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and

- debt securities that certain U.S. government agencies or authorities have either issued or guaranteed as to principal and interest.

The Fund does not enter into repurchase agreements. The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

CHASE VISTA FEDERAL MONEY MARKET FUND

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.


THE FUND'S MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[SIDEBAR]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FEDERAL MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS
PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE.

[BAR CHART]

           1995          5.31%
           1996          4.81%
           1997          4.98%
           1998          4.87%
           1999          4.52%

THE TOTAL RETURN FOR THE FUND FROM JANUARY 1, 2000 TO SEPTEMBER 30, 2000 WAS 4.14%.


BEST QUARTER        1.33%
        2ND QUARTER, 1995

WORST QUARTER       1.05%
        1ST QUARTER, 1999


AVERAGE ANNUAL TOTAL RETURNS,
FOR THE PERIODS ENDING DECEMBER 31, 1999


                                                                     SINCE
                                                                     INCEPTION
                                        PAST 1 YEAR    PAST 5 YEARS  (4/20/94)
 VISTA SHARES                           4.52%          4.89%         4.81%

CHASE VISTA FEDERAL MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

 NONE


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                                  TOTAL ANNUAL
                   MANAGEMENT      DISTRIBUTION    OTHER          FUND OPERATING
 CLASS OF SHARES   FEES            (12b-1) FEES    EXPENSES       EXPENSES
 VISTA SHARES       0.10%          0.10%           0.52%#         0.72%#


*THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.


# RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE
  ARRANGEMENTS.


THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.50% AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.70%. THAT IS BECAUSE THE CHASE MANHATTAN BANK (CHASE) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. CHASE AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.


THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:


- you invest $10,000
- you sell all your shares at the end of the period
- your investment has a 5% return each year
- you reinvested all your dividends, and
- the Fund's operating expenses are not waived and remain the same as shown above.


Although your actual costs may be higher or lower, based on these assumptions, costs would be:


                               1 YEAR       3 YEARS     5 YEARS      10 YEARS
 VISTA SHARES                   $74         $230        $401         $894

CHASE VISTA U.S. GOVERNMENT MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests substantially all its assets in:

- debt securities issued or guaranteed by the U.S. Treasury or agencies or authorities of the U.S. Government, and

- repurchase agreements using these securities as collateral.

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

CHASE VISTA U.S. GOVERNMENT MONEY MARKET FUND

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


The Fund may change any of its investment policies (except its investment objective) without shareholder approval.


THE FUND'S MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.


[SIDE BAR]

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE U.S. GOVERNMENT MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years.


The performance for the period before Vista Class shares were launched in January 1993 is based upon performance for Premier Class shares of the Fund. The actual returns of Vista shares would have been lower than shown because Vista shares have higher expenses than Premier shares.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


YEAR-BY-YEAR RETURNS
PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE.


THE BARS FOR 1990-1992 ARE BASED UPON PERFORMANCE FOR PREMIER CLASS SHARES OF THE FUND.


[BAR CHART]

           1990         7.70%
           1991         5.81%
           1992         3.40%
           1993         2.44%
           1994         3.58%
           1995         5.28%
           1996         4.90%
           1997         5.09%
           1998         5.00%
           1999         4.63%


THE TOTAL RETURN FOR THE FUND FROM JANUARY 1, 2000 TO SEPTEMBER 30, 2000 WAS 4.31%.



BEST QUARTER        1.90%
          2ND QUARTER, 1990
          3RD QUARTER, 1990

WORST QUARTER       0.59%
          2ND QUARTER, 1993



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 1999




                                    PAST 1 YEAR    PAST 5 YEARS   PAST 10 YEARS
-----------------------------------------------------------------------------------
 VISTA SHARES                       4.63%          4.98%          4.77%
-----------------------------------------------------------------------------------

CHASE VISTA U.S. GOVERNMENT MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
---------------------------------------------------------------------
 NONE
---------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*



                                                                 TOTAL ANNUAL
                   MANAGEMENT      DISTRIBUTION    OTHER         FUND OPERATING
 CLASS OF SHARES   FEES            (12b-1) FEES    EXPENSES      EXPENSES
--------------------------------------------------------------------------------
 VISTA SHARES      0.10%           0.10%           0.48%#        0.68%#
--------------------------------------------------------------------------------



*THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.



# RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE
  ARRANGEMENTS.



THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.39% AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.59%. THAT IS BECAUSE THE CHASE MANHATTAN BANK (CHASE) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. CHASE AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.



THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.



EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:



- you invest $10,000



- you sell all your shares at the end of the period



- your investment has a 5% return each year



- you reinvested all your dividends, and



- the Fund's operating expenses are not waived and remain the same as shown above.



Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                               1 YEAR       3 YEARS     5 YEARS      10 YEARS
-------------------------------------------------------------------------------
 VISTA SHARES                  $69          $218        $379         $847
-------------------------------------------------------------------------------

CHASE VISTA PRIME MONEY MARKET FUND

THE FUND'S  OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

- debt securities issued or guaranteed by qualified banks. These are:

   - U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

   - foreign banks with the equivalent of more than $10 billion in total assets and which have branches or agencies in the U.S.

   - other U.S. or foreign commercial banks which the Fund's advisers judge to have comparable credit standing

- securities issued or guaranteed by the U.S. Government, its agencies or authorities

- asset-backed securities

- repurchase agreements

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

CHASE VISTA PRIME MONEY MARKET FUND


The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.


The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

THE FUND'S MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

Investments in foreign banks and other foreign issuers may be riskier than investments in the United States. That could be, in part, because of difficulty converting investments into cash, political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.


[SIDE BAR]

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PRIME MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

CHASE VISTA PRIME MONEY MARKET FUND


THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception.



The performance for the period before Class B shares were launched in April 1994 is based upon performance for Premier Class shares of the Fund. The actual returns of Class B shares would have been lower than shown because Class B shares have higher expenses than Premier shares.



The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


YEAR-BY-YEAR RETURNS
(CLASS B SHARES)


PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE.


[BAR CHART]

           1994          3.39%
           1995          4.59%
           1996          4.13%
           1997          4.49%
           1998          4.48%
           1999          4.14%


THE BAR FOR 1994 IS BASED UPON PERFORMANCE FOR PREMIER CLASS SHARES OF THE
FUND.


THE PERFORMANCE FIGURES IN THE BAR CHART DO NOT REFLECT ANY DEDUCTION FOR THE CONTINGENT DEFERRED SALES CHARGE WHICH IS ASSESSED ON CLASS B SHARES. IF THE LOAD WERE REFLECTED, THE PERFORMANCE FIGURES WOULD HAVE BEEN LOWER.


THE TOTAL RETURN FOR THE FUND FROM JANUARY 1, 2000 TO SEPTEMBER 30, 2000 WAS 3.91%.


BEST QUARTER        1.16%
        2ND QUARTER, 1995

WORST QUARTER       0.75%
        1ST QUARTER, 1994


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 1999



                                                              SINCE
                                                              INCEPTION
                               PAST 1 YEAR   PAST 5 YEARS     (11/15/93)
---------------------------------------------------------------------------
 VISTA SHARES                  4.82%         4.52%            4.29%
---------------------------------------------------------------------------
 CLASS B SHARES               -0.86%         4.03%            4.16%
---------------------------------------------------------------------------
 CLASS C SHARES                3.00%         4.31%            4.12%
---------------------------------------------------------------------------



CLASS C SHARES WERE FIRST OFFERED ON JANUARY 2, 1998. VISTA CLASS SHARES WERE FIRST OFFERED ON NOVEMBER 2, 1998. THE PERFORMANCE FOR THE PERIOD BEFORE CLASS C AND VISTA CLASS SHARES WERE LAUNCHED IS BASED ON PERFORMANCE FOR PREMIER CLASS AND CLASS B SHARES OF THE FUND. THE ACTUAL RETURNS OF CLASS C AND VISTA CLASS SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE CLASS C AND VISTA CLASS SHARES HAVE HIGHER EXPENSES THAN PREMIER CLASS SHARES. THE PERFORMANCE FOR CLASS B AND CLASS C SHARES REFLECT THE IMPOSITION OF THE APPLICABLE CONTINGENT DEFERRED SALES LOAD.

FEES AND EXPENSES


This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):


                                                          MAXIMUM DEFERRED SALES CHARGE
                         MAXIMUM SALES CHARGE (LOAD)      (LOAD) SHOWN AS LOWER OF %
                         WHEN YOU BUY SHARES, SHOWN       OF THE ORIGINAL PURCHASE
                         AS % OF THE OFFERING PRICE(1)    PRICE OR REDEMPTION PROCEEDS
-----------------------------------------------------------------------------------
 VISTA SHARES            NONE                             NONE
-----------------------------------------------------------------------------------
 CLASS B SHARES          NONE                             5.00%
-----------------------------------------------------------------------------------
 CLASS C SHARES          NONE                             1.00%
-----------------------------------------------------------------------------------



(1) THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*



                                                                   TOTAL ANNUAL
                       MANAGEMENT     DISTRIBUTION   OTHER         FUND OPERATING
 CLASS OF SHARES       FEES           (12b-1) FEES   EXPENSES      EXPENSES
-----------------------------------------------------------------------------------
 VISTA SHARES          0.10%          NONE           0.50%#        0.60%#
---------------------------------------------------------------------------------
 CLASS B SHARES        0.10%          0.75%          0.40%#        1.25%#
---------------------------------------------------------------------------------
 CLASS C SHARES        0.10%          0.75%          0.40%#        1.25%#
-----------------------------------------------------------------------------------



* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.


# RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE
  ARRANGEMENTS.



THE ACTUAL OTHER EXPENSES FOR VISTA CLASS, CLASS B AND CLASS C SHARES ARE EXPECTED TO BE 0.49%, 0.39% AND 0.39%, RESPECTIVELY, AND TOTAL ANNUAL FUND OPERATING EXPENSES FOR VISTA CLASS, CLASS B AND CLASS C SHARES ARE NOT EXPECTED TO EXCEED 0.59%, 1.24% AND 1.24%, RESPECTIVELY. THAT IS BECAUSE THE CHASE MANHATTAN BANK (CHASE) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. CHASE AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.


THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.

CHASE VISTA PRIME MONEY MARKET FUND



EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:


- you invest $10,000


- you sell all your shares at the end of the period


- your investment has a 5% return each year,

- you reinvested all your dividends, and


- the Fund's operating expenses are not waived and remain the same as shown above.


Although your actual costs may be higher or lower, based on these assumptions:



IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:



                               1 YEAR       3 YEARS     5 YEARS      10 YEARS
-------------------------------------------------------------------------------
 VISTA SHARES                  $ 61         $192        $335         $  750
-------------------------------------------------------------------------------
 CLASS B SHARES*               $627         $697        $886         $1,331**
-------------------------------------------------------------------------------
 CLASS C SHARES*               $227         $397        $686         $1,511
-------------------------------------------------------------------------------



IF YOU DON'T SELL YOUR SHARES YOUR COSTS WOULD BE:




                               1 YEAR       3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
 CLASS B SHARES                $127         $397        $686         $1,331**
--------------------------------------------------------------------------------
 CLASS C SHARES                $127         $397        $686         $1,511
--------------------------------------------------------------------------------



 *ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD.


 **REFLECTS CONVERSION OF CLASS B SHARES TO VISTA CLASS SHARES AFTER THEY
   HAVE BEEN OWNED FOR EIGHT YEARS.

CHASE VISTA TAX FREE MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income which is excluded from gross income (for federal income tax purposes), while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund will try to invest 100% of its assets in municipal obligations, the interest on which is excluded from gross income (for federal income tax purposes) and which is not subject to the alternative minimum tax on individuals.

As a fundamental policy, the Fund will invest at least 80% of its assets in municipal obligations. The remaining 20% of total assets may be invested in securities which are subject to federal income tax or the federal alternative minimum tax for individuals. To temporarily defend its assets, the Fund may exceed this limit.

The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

The Fund invests only in securities issued and payable in U.S. dollars.

Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

CHASE VISTA TAX FREE MONEY MARKET FUND

The dollar-weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.


The Fund may change any of its non-fundamental investment policies (except its investment objective) without shareholder approval.


THE FUND'S MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

[SIDEBAR]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE TAX FREE MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

Interest on certain municipal obligations is subject to the federal alternate minimum tax. Normally, up to 20% of the Fund's total assets may be invested in securities that are subject to this tax. Consult your tax professional for more information.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions because of political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems among the institutions issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

CHASE VISTA TAX FREE MONEY MARKET FUND

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


YEAR-BY-YEAR RETURNS

PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE.

[BARCHART]

           1990          5.45%
           1991          4.07%
           1992          2.52%
           1993          1.82%
           1994          2.15%
           1995          3.13%
           1996          2.91%
           1997          3.16%
           1998          2.99%
           1999          2.77%


THE TOTAL RETURN FOR THE FUND FROM JANUARY 1, 2000 TO SEPTEMBER 30, 2000 WAS
2.66%



BEST QUARTER        1.38%

        2nd quarter, 1990
        4th quarter, 1990

WORST QUARTER       0.41%

        1st quarter, 1994


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 1999


                       PAST 1 YEAR    PAST 5 YEARS  PAST 10 YEARS
 VISTA SHARES          2.77%          2.99%         3.09%

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

 NONE


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                                  TOTAL ANNUAL
                   MANAGEMENT      DISTRIBUTION    OTHER          FUND OPERATING
 CLASS OF SHARES   FEES            (12b-1) FEES    EXPENSES       EXPENSES
 VISTA SHARES       0.10%          0.10%           0.50%#         0.70%#



* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.


# RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE
  ARRANGEMENTS.


THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.39% AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.59%. THAT IS BECAUSE THE CHASE MANHATTAN BANK (CHASE) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. CHASE AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.


THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:


- you invest $10,000
- you sell all your shares at the end of the period
- your investment has a 5% return each year
- you reinvested all your dividends, and
- the Fund's operating expenses are not waived and remain the same as shown above.


Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                               1 YEAR       3 YEARS     5 YEARS      10 YEARS
 VISTA SHARES                   $72         $224        $390         $871

CHASE VISTA NEW YORK TAX FREE MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund will generally invest at least 65% of its assets in New York municipal obligations, the interest of which is exempt from gross income and exempt from New York State and New York City personal income taxes. The exact percentage will vary from time to time. New York municipal obligations are municipal obligations issued by New York State, its political subdivisions, Puerto Rico, other U.S. territories and their political subdivisions.

When suitable New York municipal obligations are unavailable, the Fund may buy municipal obligations issued by other states. These are generally subject to New York State and New York City personal income taxes.

As a fundamental policy, under normal market conditions, the Fund will invest at least 80% of its assets in municipal obligations, the interest on which is excluded from gross income and which is not subject to the federal alternate minimum tax on individuals. The remaining 20% of its total assets may be invested in securities paying interest which is subject to federal income tax or to the alternate minimum tax on individuals. To temporarily defend its assets, the Fund may exceed this limit.

The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest or second-highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers. The dollar-weighted average maturity of the Fund will be 90 days or less.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.


The Fund may change any of its non-fundamental investment policies (except its investment objective) without shareholder approval.

CHASE VISTA NEW YORK TAX FREE MONEY MARKET FUND

THE MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

The Fund will be particularly susceptible to difficulties affecting New York State and its municipalities. Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipal issuers, including the State of New York and New York City, have a history of financial problems. Such problems could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

Interest on certain municipal obligations is subject to the federal alternate minimum tax. Normally, up to 20% of the Fund's total assets may be invested in securities that are subject to this tax. Consult your tax professional for more information.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions because of political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems among the institutions issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.


[SIDEBAR]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE NEW YORK TAX FREE MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


YEAR-BY-YEAR RETURNS
PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE.

[BARCHART]

           1990         4.94%
           1991         3.64%
           1992         2.30%
           1993         1.67%
           1994         2.07%
           1995         3.03%
           1996         2.81%
           1997         3.09%
           1998         2.90%
           1999         2.72%


THE TOTAL RETURN FOR THE FUND FROM JANUARY 1, 2000 TO SEPTEMBER 30, 2000 WAS 2.57%.


BEST QUARTER       1.25%

       2nd quarter, 1990

WORST QUARTER      0.38%

       1st quarter, 1994


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 1999


                                        PAST 1 YEAR    PAST 5 YEARS  PAST 10 YEARS
 VISTA SHARES                           2.72%          2.91%         2.91%

CHASE VISTA NEW YORK TAX FREE MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

 NONE


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                                  TOTAL ANNUAL
                   MANAGEMENT      DISTRIBUTION    OTHER          FUND OPERATING
 CLASS OF SHARES   FEES            (12b-1) FEES    EXPENSES       EXPENSES
 VISTA SHARES       0.10%          0.10%           0.50%          0.70%


* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.


THE ACTUAL DISTRIBUTION FEES ARE EXPECTED TO BE 0.04%, THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.45% AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.59%. THAT IS BECAUSE THE CHASE MANHATTAN BANK (CHASE) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. CHASE AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.


THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:


- you invest $10,000
- you sell all your shares at the end of the period
- your investment has a 5% return each year
- you reinvested all your dividends, and
- the Fund's operating expenses are not waived and remain the same as shown above.



Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                               1 YEAR       3 YEARS     5 YEARS      10 YEARS
 VISTA SHARES                   $72         $224        $390         $871

CHASE VISTA CALIFORNIA TAX FREE MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

As a fundamental policy, except when it is temporarily defending its assets, the Fund will invest at least 65% of its total assets in California municipal obligations, the interest of which is excluded from gross income and exempt from California personal income taxes. California municipal obligations are issued by the State of California, its political subdivisions, authorities and corporations. When suitable California municipal obligations are unavailable, the Fund may buy municipal obligations from other states. These would generally be subject to California personal income tax.

As a fundamental policy, under normal market conditions, the Fund will invest at least 80% of its net assets in municipal obligations, the interest on which is excluded from gross income and which is not subject to the federal alternate minimum tax on individuals. However, up to 20% of its total assets may be invested in securities paying interest which is subject to federal income tax or to the alternate minimum tax on individuals. To temporarily defend its assets, the Fund may exceed this limit.

The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

CHASE VISTA CALIFORNIA TAX FREE MONEY MARKET FUND

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest or second-highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The dollar-weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments with remaining maturities of 397 days or less.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.


The Fund may change any of its non-fundamental investment policies (except its investment objective) without shareholder approval.

THE FUND'S MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

The Fund will be particularly susceptible to difficulties affecting California and its municipalities. Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipal issuers, including the State of California and certain California counties, have a recent history of financial problems. California's Orange County recently defaulted on its debt. Such problems could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

Interest on certain municipal obligations is subject to the federal alternate minimum tax. Normally, up to 20% of the Fund's assets may be invested in securities that are subject to this tax. Consult your tax professional for more information.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions because of political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems among the institutions issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.


[SIDEBAR]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE CALIFORNIA MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

CHASE VISTA CALIFORNIA TAX FREE MONEY MARKET FUND

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


YEAR-BY-YEAR RETURNS
PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE.

[BARCHART]

           1993          2.21%
           1994          2.52%
           1995          3.38%
           1996          2.95%
           1997          3.09%
           1998          2.87%
           1999          2.62%


THE TOTAL RETURN FOR THE FUND FROM JANUARY 1, 2000 TO SEPTEMBER 30, 2000 WAS 2.33%.


BEST QUARTER      0.88%

      2nd quarter, 1995

WORST QUARTER     0.49%

      1st quarter, 1994


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 1999


                                                                     SINCE
                                                                     INCEPTION
                                        PAST 1 YEAR    PAST 5 YEARS  (3/5/92)
 VISTA SHARES                           2.62%          2.98%         2.82%

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

 NONE


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*



                                                                  TOTAL ANNUAL
                   MANAGEMENT      DISTRIBUTION    OTHER          FUND OPERATING
 CLASS OF SHARES   FEES            (12b-1) FEES    EXPENSES       EXPENSES
 VISTA SHARES       0.10%          0.10%           0.60%#         0.80%#


* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.


# RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE
  ARRANGEMENTS.


THE ACTUAL DISTRIBUTION FEES ARE EXPECTED TO BE 0.05%, THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.40% AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.55%. THAT IS BECAUSE THE CHASE MANHATTAN BANK (CHASE) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. CHASE AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.


THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:


- you invest $10,000
- you sell all your shares at the end of the period
- your investment has a 5% return each year
- you reinvested all your dividends, and
- the Fund's operating expenses are not waived and remain the same as shown above.


Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                               1 YEAR       3 YEARS     5 YEARS      10 YEARS
 VISTA SHARES                   $82         $255        $444         $990

THE FUNDS' INVESTMENT ADVISER

THE FUNDS' INVESTMENT ADVISER


The Chase Manhattan Bank (Chase) is the investment adviser to the Funds. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation (CMC), a bank holding company. Chase provides the Funds with investment advice and supervision. Chase and its predecessors have more than a century of money management experience. Chase is located at 270 Park Avenue, New York, New York 10017.


For the fiscal year ended August 31, 2000, Chase was paid a management fee of 0.10% of the average daily net assets of each Fund other than the California Tax Free Money Market Fund. Chase was paid a management fee of 0.03% of the average daily net assets with respect to the California Tax Free Money Market Fund.


Chase Fleming Asset Management (USA) Inc. (CFAM (USA)) is the sub-adviser to all the Funds except the Tax Free Money Market Fund. It makes the day to day investment decisions for those Funds. Chase pays CFAM (USA) a sub-advisory fee for its services. CFAM (USA) is a wholly owned subsidiary of Chase. CFAM (USA) provides discretionary investment services to institutional clients and is located at 1211 Avenue of the Americas, New York, NY 10036.


The Tax Free Money Market Fund does not have a sub-adviser. It is anticipated that Chase will transfer its investment advisory business to CFAM(USA) in the first quarter of 2001.

HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES

You don't pay any sales charge (sometimes called a load) when you buy shares in these funds. Unlike the other money market funds in the prospectus, the Prime Money Market Fund also offers two additional classes of shares: Class B and Class C. You may have to pay a deferred sales charge when you sell Class B or Class C shares of the Prime Money Market Fund, depending on how long you've held them.

You may buy B shares of the Prime Money Market Fund by exchanging from Class B shares of another Chase Vista Fund. You may buy them directly if you establish a program to systematically exchange into Class B shares of one or more Chase Vista Funds within 24 months.


The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. All of these Funds seek to maintain a stable NAV of $1.00. Each Fund uses the amortized cost to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

HOW YOUR ACCOUNT WORKS


The NAV of each class of shares is generally calculated by 6:00 p.m. Eastern time each day the funds are accepting purchase orders. You'll pay the next NAV calculated after the Chase Vista Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.


The center accepts purchase orders on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If you send us an order in proper form by a Fund's cut-off time, we'll process your order at that day's price and you'll be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we'll generally process it at the next day's price, but for 100% U.S. Treasury Securities, Tax Free and Federal Money Market Fund orders we may process it the same day if we receive it after cut off but before 4:00 p.m. (Eastern time). If you pay by check before the cut-off time, we'll generally process your order the next day the Funds are open for business.


Normally, the cut-off (in Eastern time) is:


-------------------------------------
 100% U.S. TREASURY
 SECURITIES MONEY
 MARKET FUND               NOON
-------------------------------------
 TAX FREE MONEY
 MARKET FUND               NOON
-------------------------------------
 FEDERAL MONEY
 MARKET FUND               2:00 P.M.
-------------------------------------
 U.S. GOVERNMENT
 MONEY MARKET FUND         4:00 P.M.
-------------------------------------
 PRIME MONEY MARKET
 FUND                      5:00 P.M.
-------------------------------------
 TREASURY PLUS MONEY
 MARKET FUND               4:00 P.M.
-------------------------------------


A later cut-off time may be permitted for investors buying shares (through Chase or a bank affiliate of Chase) so long as such later cut-off time is before the Fund's NAV is calculated.

If you buy through an agent and not directly from the Chase Vista Funds Service Center, the agent could set earlier cut-off times. The Funds may close earlier a few days each year if the Public Securities Association recommends that the U.S. Government securities market close trading early.

You must provide a SSN or Taxpayer Identification Number when you open an account.

The Funds have the right to reject any purchase order.


 TO OPEN AN ACCOUNT, BUY OR SELL SHARES
 OR GET FUND INFORMATION, CALL:
---------------------------------------
 THE CHASE VISTA FUNDS SERVICE CENTER
---------------------------------------
 1-800-34-VISTA
---------------------------------------

MINIMUM INVESTMENTS FOREACHFUND


---------------------------------------
 TYPE OF        INITIAL     ADDITIONAL
 ACCOUNT        INVESTMENT  INVESTMENTS
---------------------------------------
 REGULAR
 ACCOUNT        $2,500      $100
---------------------------------------
 SYSTEMATIC
 INVESTMENT
 PLAN           $1,000      $100
---------------------------------------
 IRAS           $1,000      $100
---------------------------------------
 SEP-IRAS       $1,000      $100
---------------------------------------
 EDUCATION
 IRAS           $  500      $100
---------------------------------------


Make your check out to Chase Vista Funds in U.S. dollars. We won't accept credit cards, cash, or checks from a third party. You cannot sell shares you bought by check for 15 calendar days. If you buy through an Automated Clearing House, you can't sell your shares until the payment clears. This could take more than seven business days. Your purchase will be canceled if your check doesn't clear and you'll be responsible for any expenses and losses to the Funds. Orders by wire will be canceled if the Chase Vista Funds Service Center doesn't receive payment by the later of the Fund's cut-off time or 4:00 p.m. Eastern time on the day you buy.


OPENING YOUR ACCOUNT AND BUYING SHARES

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative which Funds you want to buy and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Your representative may set different minimum investments and earlier cut-off times.

THROUGH THE CHASE VISTA FUNDS SERVICE CENTER

Complete the enclosed application form and mail it along with a check for the amount you want to invest to:


CHASE VISTA FUNDS SERVICE CENTER,
P.O. BOX 219392
KANSAS CITY, MO 64121-9392


THROUGH A SYSTEMATIC
INVESTMENT PLAN


You can make regular automatic purchases of at least $100. See Shareholder Services for details.


SELLING FUND SHARES


You can sell your shares on any day the Chase Vista Funds Service Center is open for trading, either directly to the Funds or through your investment representative. You'll receive the next NAV calculated after the Chase Vista Funds Service Center accepts your order.


Under normal circumstances, if your request is received before a Fund's cut-off time, the Fund will send you the proceeds the same business day. We won't accept an order to sell shares if the Fund hasn't collected your payment for the shares. Each Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

HOW YOUR ACCOUNT WORKS


You'll need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.

SELLING SHARES

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative which Funds you want to sell. He or she will send the necessary documents to the Chase Vista Funds Service Center. Your representative might charge you for this service.

THROUGH THE CHASE VISTA FUNDS SERVICE CENTER

Call 1-800-34-VISTA. We will mail you a check or send the proceeds via electronic transfer or wire.


If you have changed your address of record within the previous 30 days or if you sell $25,000 or more worth of Fund shares by phone, we'll send the proceeds by electronic transfer or wire only to the bank account on our records. We charge $10 for each transaction by wire.


Or

Send a signed letter with your instructions to:

CHASE VISTA FUNDS SERVICE CENTER,
P.O. BOX 419392
KANSAS CITY, MO 64141-6392

THROUGH A SYSTEMATIC WITHDRAWAL PLAN


You can automatically sell as little as $50 worth of shares. See Shareholder Services for details.


DISTRIBUTION ARRANGEMENTS

CLASS B SHARES

There is no initial sales charge to buy Class B shares, but you may have to pay a deferred sales charge. The deferred sales charge is deducted directly from your assets when you sell your shares. It's a percentage of the original purchase price or the current value of the shares, whichever is lower. As the table shows, the deferred sales charge gets lower the longer you hold the shares and disappears altogether after six years. Class B shares automatically convert into Vista shares at the beginning of the ninth year after you bought them.

 YEAR        DEFERRED SALES CHARGE
----------------------------------
 1           5%
----------------------------------
 2           4%
----------------------------------
 3           3%
----------------------------------
 4           3%
----------------------------------
 5           2%
----------------------------------
 6           1%
----------------------------------
 7           NONE
----------------------------------
 8           NONE
----------------------------------

We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment of distribution can be sold without a deferred sales charge.

CLASS C SHARES

There is no initial sales charge to buy Class C shares, but you will have to pay a deferred sales charge of 1% if you sell your shares within one year of buying them. The deferred sales charge is deducted directly from your assets when you sell your shares. It's a percentage of the original purchase price or the current value of the shares, whichever is lower. Class C shares are not converted into any other class of shares so you pay a higher distribution fee for as long as you own your shares.

GENERAL

These shares have higher expenses each year, so you should only buy Class B and Class C shares in conjunction with a plan to invest in Chase Vista's stock and bond Funds.


Vista Fund Distributors Inc. (VFD) is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with Chase. With the exception of Prime Money Market Fund, all of the Funds have adopted Rule 12b-1 distribution plans under which they pay up to 0.10% of their Vista Class assets in distributor fees. The Prime Money Market Fund has adopted Rule 12b-1 distribution plans under which it pays annual distributor fees of up to 0.75% of the average daily net assets attributed to Class B and Class C shares.


These payments cover such things as payments for services provided by broker-dealers and expenses connected to sale of shares. Payments are not tied to the amount of actual expenses incurred. Because 12b-1 expenses are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.


OTHER INFORMATION CONCERNING THE FUNDS

We may close your account if the balance falls below $500 because you've sold shares. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We'll give you 60 days notice before closing your account.


Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold a Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Funds will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable

HOW YOUR ACCOUNT WORKS


procedures. Telephone redemption requests of more than $25,000 will only be sent by electronic transfer or wire to the bank account you have on record with the Fund. There is a $10 charge for each wire transaction.

You may not always reach the Chase Vista Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.


The Funds have agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.35% of the average daily net assets of the Vista Shares of each Fund, and up to 0.25% of the average daily net assets of the Class B and Class C shares of Prime Money Market Fund, held by investors serviced by the shareholder servicing agent. The Board of Trustees has determined that the amount payable for "service fees" (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to the Vista Shares of each Fund.


Chase and/or VFD may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of the fund attributable to shares of each Fund held by customers of those shareholder servicing agents.


Each Fund may issue multiple classes of shares. This prospectus relates only to Vista Class shares of the Funds and Class B and Class C shares of the Prime Money Market Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.


Chase and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. This information can be used for a variety of purposes, including offering investment and insurance products to shareholders.


DISTRIBUTIONS AND TAXES

The Funds can earn income and they can realize capital gain. The Funds will deduct from these earnings any expenses and then pay to shareholders the distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. We distribute the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends won't be affected by the form in which you receive them. We distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income by the Tax Free Funds are not subject to federal income taxes but will generally be subject to state and local taxes. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.


The above is only a general summary of tax implications of investing in these Funds. Please consult your tax advisor to see how investing in the Funds will affect your own tax situation.

SHAREHOLDER SERVICES

CHECK WRITING

Check writing privileges are available for the Vista shares. Each check you write must be for at least $500. Checks written on joint accounts require only one signature.

SYSTEMATIC INVESTMENT PLAN

This is an easy way to make regular investments. The minimum investment in any one fund is $100. You decide which Funds you want and how much to invest and the amount is automatically deducted from your bank account, either monthly or quarterly.

You can set up a plan when you open an account by completing Section 8 of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check from their bank account to the Chase Vista Funds Service Center. Call 1-800-34-VISTA for complete instructions.

SYSTEMATIC WITHDRAWAL PLAN

This plan lets you make regular withdrawals from your Chase Vista Funds account. For Class A, you must sell at least $50 worth of shares at a time. For Class B or C shares, you must sell a minimum of $100. You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 of Class A shares or $20,000 of Class B or C shares to start the plan. Call 1-800-34-VISTA for complete instructions.

You can sell up to 12% of the value of Class B shares each year through the Systematic Withdrawal Plan without paying a deferred sales charge. Your Class B account must have a minimum balance of $20,000 when the plan is set up to enjoy this privilege.


EXCHANGE PRIVILEGES

You can exchange your Vista shares for shares in certain other Chase Vista funds. You can exchange Class B and C shares of the Prime Money Market Fund for shares of the same class of another Chase Vista Fund. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the fund you want to buy before making an exchange. You'll need to meet any minimum investment requirements and may have to pay a sales charge. Call 1-800-34-VISTA for details.

You can also set up a systematic exchange program to automatically exchange shares on a regular basis. It's a free service.

You should not exchange shares as means of short-term trading as this could increase management cost and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

You cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same fund.

EXCHANGE BY PHONE

You may also use our Telephone Exchange Privilege. You can get information by contacting the Chase Vista Funds Service Center or your investment representative.

WHAT THE TERMS MEAN

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.


VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand the Funds' financial performance for each of the past five years (or for the periods since shares were first offered). The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions).

Except for Chase Vista 100% U.S. Treasury Securities Money Market Fund, the following tables provide selected per share data and ratios for one Vista Class share and, for Chase Vista Prime Money Market Fund, one Class B and one Class C share outstanding throughout each period shown.

On May 3, 1996, the Hanover 100% U.S. Treasury Securities Money Market Fund ("Hanover Fund") merged into the Chase Vista 100% U.S. Treasury Securities Money Market Fund, which was created to be the successor to the Hanover Fund. For the Chase Vista 100% U.S. Treasury Securities Money Market Fund, the table provides selected per share data and ratios for one Hanover Fund share outstanding through May 3, 1996 and one Vista Share of the successor Fund outstanding for periods thereafter.

This information is supplemented by the financial statements including accompanying notes appearing in the Funds' Annual Report to Shareholders for the year ended August 31, 2000, which is

FINANCIAL HIGHLIGHTS

incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Funds or their Shareholder Servicing Agent.

Except for Chase Vista 100% U.S. Treasury Securities Money Market Fund, the financial statements, which include the financial highlights, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

For the Chase Vista 100% U.S. Treasury Securities Money Market Fund, the financial statements, which include the financial highlights, for each of the years in the four year period ended August 31, 2000 and the period from December 1, 1995 through August 31, 1996 have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders. Periods ended prior to December 1, 1995 were audited by other independent accountants.

CHASE VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND


                                           Year     Year     Year     Year   12/01/95     year
                                          ended    ended    ended    ended    through    ended
                                        8/31/00  8/31/99  8/31/98  8/31/97  8/31/96** 11/30/95
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------
Net asset value, beginning of period      $1.00    $1.00    $1.00    $1.00      $1.00    $1.00
----------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                   0.05     0.04     0.05     0.05       0.04     0.05
  Less distributions:
   Dividends from net investment income    0.05     0.04     0.05     0.05       0.04     0.05
----------------------------------------------------------------------------------------------
Net asset value, end of period            $1.00    $1.00    $1.00    $1.00      $1.00    $1.00
----------------------------------------------------------------------------------------------
TOTAL RETURN                              5.02%    4.31%    4.92%    4.87%      3.50%    5.15%
----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Net assets, end of period (millions)     $3,535   $3,312   $3,051   $2,376     $1,672   $1,338
----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets#  0.59%    0.59%    0.59%    0.59%      0.60%    0.58%
----------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets#                       4.92%    4.15%    4.78%    4.74%      4.58%    4.99%
----------------------------------------------------------------------------------------------
Ratio of expenses without  waivers,
reimbursements and earnings credits to
average net assets#                       0.71%    0.71%    0.71%    0.71%      0.68%    0.61%
----------------------------------------------------------------------------------------------
Ratio of net investment income waivers,
reimbursements and earnings credits to
average net assets#                       4.80%    4.03%    4.66%    4.62%      4.50%    4.96%
----------------------------------------------------------------------------------------------


 ** In 1996, the Fund changed its fiscal year end from November 30 to August 31.
  # Short periods have been annualized.

FINANCIAL HIGHLIGHTS


CHASE VISTA TREASURY PLUS MONEY MARKET FUND


                                               Year    Year     Year  Year   5/6/96*
                                              ended   ended    ended  ended  through
                                            8/31/00 8/31/99  8/31/98 8/31/97 8/31/96
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------
Net asset value, beginning of period          $1.00   $1.00    $1.00   $1.00   $1.00
-------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                       0.05    0.04     0.05    0.05    0.02
  Less distributions:
   Dividends from net investment income        0.05    0.04     0.05    0.05    0.02
-------------------------------------------------------------------------------------
Net asset value, end of period                $1.00   $1.00    $1.00   $1.00   $1.00
-------------------------------------------------------------------------------------
TOTAL RETURN                                  5.29%   4.39%    5.05%   4.89%   1.50%
-------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------
Net assets, end of period (millions)         $1,367  $1,734   $1,316  $1,606  $1,382
-------------------------------------------------------------------------------------
Ratio of expenses to average net assets#      0.59%   0.59%    0.59%   0.59%   0.59%
-------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets#                           5.14%   4.27%    4.92%   4.79%   4.63%
-------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits to
average net assets#                           0.71%   0.69%    0.70%   0.70%   0.73%
-------------------------------------------------------------------------------------
Ratio of net investment income
without waivers, reimbursements and
earnings credits to average net assets#       5.02%   4.17%    4.81%   4.68%   4.49%
-------------------------------------------------------------------------------------

  * Commencement of offering shares.
  # Short periods have been annualized.

CHASE VISTA FEDERAL MONEY MARKET FUND


                                               Year     Year     Year     Year    Year
                                              ended    ended    ended    ended   ended
                                            8/31/00  8/31/99  8/31/98  8/31/97  8/31/96
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------
Net asset value, beginning of period          $1.00    $1.00    $1.00    $1.00    $1.00
----------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                       0.05     0.04     0.05     0.05     0.05
  Less distributions:
   Dividends from net investment income        0.05     0.04     0.05     0.05     0.05
----------------------------------------------------------------------------------------
Net asset value, end of period                $1.00    $1.00    $1.00    $1.00    $1.00
----------------------------------------------------------------------------------------
TOTAL RETURN                                  5.29%    4.46%    4.94%    4.91%    4.83%
----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
Net assets, end of period (millions)           $576     $550     $359     $301     $353
----------------------------------------------------------------------------------------
Ratio of expenses to average net assets       0.70%    0.70%    0.70%    0.70%    0.70%
----------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                            5.17%    4.35%    4.88%    4.79%    4.79%
----------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits
to average net assets                         0.75%    0.78%    0.84%    0.82%    0.93%
----------------------------------------------------------------------------------------
Ratio of net investment income without
waivers, reimbursements and earnings
credits to average net assets                 5.12%    4.27%    4.74%    4.67%    4.56%
----------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


CHASE VISTA U.S. GOVERNMENT MONEY MARKET FUND


                                               Year     Year     Year     Year     Year
                                              ended    ended    ended    ended    ended
                                            8/31/00  8/31/99  8/31/98  8/31/97  8/31/96
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------
Net asset value, beginning of period          $1.00    $1.00    $1.00    $1.00    $1.00
----------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                       0.05     0.04     0.05     0.05     0.05
  Less distributions:
   Dividends from net investment income        0.05     0.04     0.05     0.05     0.05
----------------------------------------------------------------------------------------
Net asset value, end of period                $1.00    $1.00    $1.00    $1.00    $1.00
----------------------------------------------------------------------------------------
TOTAL RETURN                                  5.48%    4.55%    5.14%    5.04%    4.97%
----------------------------------------------------------------------------------------
Ratios/supplemental data
----------------------------------------------------------------------------------------
Net assets, end of period (millions)         $3,398   $3,538   $3,033   $2,139   $2,057
----------------------------------------------------------------------------------------
Ratio of expenses to average net assets       0.59%    0.59%    0.59%    0.59%    0.65%
----------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                            5.35%    4.46%    5.01%    4.93%    4.83%
----------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits to
average net assets                            0.69%    0.69%    0.70%    0.72%    0.73%
----------------------------------------------------------------------------------------
Ratio of net investment income
without waivers, reimbursements
and earnings credits to average net assets    5.25%    4.36%    4.90%    4.80%    4.75%
----------------------------------------------------------------------------------------

CHASE VISTA PRIME MONEY MARKET FUND


                                                           CLASS B SHARES

                                               Year     Year     Year     Year     Year
                                              ended    ended    ended    ended    ended
                                            8/31/00  8/31/99  8/31/98  8/31/97  8/31/96
PER SHARE OPERATING PERFORMANCE:
----------------------------------------------------------------------------------------
Net asset value, beginning of period          $1.00    $1.00    $1.00    $1.00    $1.00
----------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                       0.05     0.04     0.05     0.04     0.04
  Less distributions:
   Dividends from net investment income        0.05     0.04     0.05     0.04     0.04
----------------------------------------------------------------------------------------
Net asset value, end of period                $1.00    $1.00    $1.00    $1.00    $1.00
----------------------------------------------------------------------------------------
TOTAL RETURN(1)                               4.97%    4.07%    4.60%    4.33%    4.25%
----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------
Net assets, end of period (millions)            $11      $36      $29      $10      $16
----------------------------------------------------------------------------------------
Ratio of expenses to average net assets       1.25%    1.25%    1.25%    1.35%    1.47%
----------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                            4.87%    4.00%    4.49%    4.27%    4.17%
----------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits
to average net assets                         1.27%    1.47%    1.50%    1.53%    1.71%
----------------------------------------------------------------------------------------
Ratio of net investment income
without waivers, reimbursements and
earnings credits to average net assets        4.85%    3.78%    4.24%    4.09%    3.93%
----------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


CHASE VISTA PRIME MONEY MARKET FUND


                                                  CLASS C SHARES        VISTA SHARES

                                               Year     Year  5/14/98*    Year  10/1/98*
                                              Ended    Ended  Through    Ended  Through
                                            8/31/00  8/31/99  8/31/98  8/31/00  8/31/99
PER SHARE OPERATING PERFORMANCE:
----------------------------------------------------------------------------------------
Net asset value, beginning of period          $1.00    $1.00    $1.00    $1.00    $1.00
----------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                       0.05     0.04     0.01     0.06     0.04
  Less distributions:
   Dividends from net investment income        0.05     0.04     0.01     0.06     0.04
----------------------------------------------------------------------------------------
Net asset value, end of period                $1.00    $1.00    $1.00    $1.00    $1.00
----------------------------------------------------------------------------------------
TOTAL RETURN(1)                               4.95%    3.85%    1.29%    5.65%    4.26%
----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------
Net assets, end of period (millions)             $+       $1       $1   $1,475     $515
----------------------------------------------------------------------------------------
Ratio of expenses to average net assets#      1.26%    1.45%    1.50%    0.59%    0.59%
----------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets#                           4.86%    3.75%    4.21%    5.53%    4.61%
----------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits
to average net assets#                        1.26%    1.45%    1.50%    0.61%    0.72%
----------------------------------------------------------------------------------------
Ratio of net investment income without
waivers, reimbursements and earnings
credits to average net assets#                4.86%    3.75%    4.21%    5.51%    4.48%
----------------------------------------------------------------------------------------

  * Commencement of offering shares.

  1 Total returns are calculated before taking into account effect of deferred sales charge.
  # Short periods have been annualized.
  + Amount rounds to less than one million.

CHASE VISTA TAX FREE MONEY MARKET FUND


                                               Year     Year     Year     Year     Year
                                              ended    ended    ended    ended    ended
                                            8/31/00  8/31/99  8/31/98  8/31/97  8/31/96
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------
Net asset value, beginning of period          $1.00    $1.00    $1.00    $1.00    $1.00
----------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                       0.03     0.03     0.03     0.03     0.03
  Less distributions:
   Dividends from net investment income        0.03     0.03     0.03     0.03     0.03
----------------------------------------------------------------------------------------
Net asset value, end of period                $1.00    $1.00    $1.00    $1.00    $1.00
----------------------------------------------------------------------------------------
TOTAL RETURN                                  3.37%    2.73%    3.10%    3.12%    2.92%
----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------
Net assets, end of period (millions)           $895     $754     $733     $566     $574
----------------------------------------------------------------------------------------
Ratio of expenses to average net assets       0.59%    0.59%    0.59%    0.59%    0.69%
----------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                            3.33%    2.68%    3.05%    3.08%    2.89%
----------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits
to average net assets                         0.75%    0.73%    0.72%    0.73%    0.80%
----------------------------------------------------------------------------------------
Ratio of net investment income without
waivers, reimbursements and earnings
credits to average net assets                 3.17%    2.54%    2.92%    2.94%    2.78%
----------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


CHASE VISTA NEW YORK TAX FREE MONEY MARKET FUND


                                               Year     Year     Year     Year     Year
                                              ended    ended    ended    ended    ended
                                            8/31/00  8/31/99  8/31/98  8/31/97  8/31/96
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------
Net asset value, beginning of period          $1.00    $1.00    $1.00    $1.00    $1.00
----------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                       0.03     0.03     0.03     0.03     0.03
  Less distributions:
   Dividends from net investment income        0.03     0.03     0.03     0.03     0.03
----------------------------------------------------------------------------------------
Net asset value, end of period                $1.00    $1.00    $1.00    $1.00    $1.00
----------------------------------------------------------------------------------------
TOTAL RETURN                                  3.27%    2.66%    3.03%    3.02%    2.85%
----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------
Net assets, end of period (millions)         $1,831   $1,505   $1,372     $957     $890
----------------------------------------------------------------------------------------
Ratio of expenses to average net assets       0.59%    0.59%    0.59%    0.59%    0.74%
----------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                            3.24%    2.61%    2.97%    2.97%    2.79%
----------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits
to average net assets                         0.70%    0.71%    0.72%    0.73%    0.83%
----------------------------------------------------------------------------------------
Ratio of net investment income without
waivers, reimbursements and earnings
credits to average net assets                 3.13%    2.49%    2.84%    2.83%    2.70%
----------------------------------------------------------------------------------------

CHASE VISTA CALIFORNIA TAX FREE MONEY MARKET FUND


                                               Year     Year     Year     Year     Year
                                              ended    ended    ended    ended    ended
                                            8/31/00  8/31/99  8/31/98  8/31/97  8/31/96
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------
Net asset value, beginning of period          $1.00    $1.00    $1.00    $1.00    $1.00
----------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                       0.03     0.03     0.03     0.03     0.03
  Less distributions:
   Dividends from net investment income        0.03     0.03     0.03     0.03     0.03
----------------------------------------------------------------------------------------
Net asset value, end of period                $1.00    $1.00    $1.00    $1.00    $1.00
----------------------------------------------------------------------------------------
TOTAL RETURN                                  3.00%    2.66%    2.97%    3.02%    3.06%
----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------
Net assets, end of period (millions)            $78      $68      $50      $46      $43
----------------------------------------------------------------------------------------
Ratio of expenses to average net assets       0.55%    0.55%    0.55%    0.56%    0.56%
----------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                            3.03%    2.55%    2.89%    2.99%    3.03%
----------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits to
average net assets                            0.90%    0.94%    0.93%    0.86%    1.02%
----------------------------------------------------------------------------------------
Ratio of net investment income
without waivers, reimbursements and
earnings credits to average net assets        2.68%    2.16%    2.51%    2.69%    2.57%
----------------------------------------------------------------------------------------

                    THIS PAGE INTENTIONALLY LEFT BLANK

                   THIS PAGE INTENTIONALLY LEFT BLANK

HOW TO REACH US

MORE INFORMATION

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. That means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-62-CHASE or writing to:


CHASE VISTA FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392


If you buy your shares through The Chase Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information online at www.chasevista.com on the internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102.
1-202-942-8090
E-MAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.


The Fund's Investment Company Act File No. is 811-8358.

Chase Vista Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039

PROSPECTUS DECEMBER 29, 2000

                                   CHASE VISTA
                               MONEY MARKET FUNDS

                                 THIS PROSPECTUS OFFERS:

                                 PREMIER SHARES

100% U.S. TREASURY
SECURITIES MONEY
MARKET FUND

TREASURY PLUS MONEY
MARKET FUND

FEDERAL MONEY
MARKET FUND

U.S. GOVERNMENT
MONEY MARKET FUND

PRIME MONEY
MARKET FUND

TAX FREE MONEY
MARKET FUND


                               THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.

                               ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
[GRAPHIC]
                     [LOGO] CHASE
                     -----------------------------------------------------------
                     THE RIGHT RELATIONSHIP IS EVERYTHING.-Registered Trademark-


                                                                  PSMMP-1-1200 X

100% U.S. TREASURY SECURITIES
MONEY MARKET FUND                                 1
TREASURY PLUS MONEY MARKET FUND                   5
FEDERAL MONEY MARKET FUND                         9
U.S. GOVERNMENT MONEY MARKET FUND                13
PRIME MONEY MARKET FUND                          17
TAX FREE MONEY MARKET FUND                       22

---------------------------------------------------
THE FUNDS' INVESTMENT ADVISER                    27
---------------------------------------------------

---------------------------------------------------
HOW YOUR ACCOUNT WORKS                           28
---------------------------------------------------
BUYING FUND SHARES                               28
SELLING FUND SHARES                              30
DISTRIBUTION ARRANGEMENTS                        31
OTHER INFORMATION CONCERNING THE FUNDS           31
DISTRIBUTIONS AND TAXES                          32

---------------------------------------------------
SHAREHOLDER SERVICES                             33
---------------------------------------------------

---------------------------------------------------
WHAT THE TERMS MEAN                              34
---------------------------------------------------

---------------------------------------------------
FINANCIAL HIGHLIGHTS                             35
---------------------------------------------------

---------------------------------------------------
HOW TO REACH US                          BACK COVER
---------------------------------------------------

CHASE VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

THE FUND'S MAIN
INVESTMENT STRATEGY

The Fund invests solely in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes. These investments carry different interest rates, maturities and issue dates.

The Fund does not buy securities issued or guaranteed by agencies of the U.S. government and it does not enter into repurchase agreements. The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and market sectors.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

CHASE VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

THE MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.
[SIDEBAR]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE 100% U.S. TREASURY SECURITIES MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception.


The performance for the period before Premier Class Shares were launched in June 1996 is based upon the performance for the Vista Class Shares of the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


YEAR-BY-YEAR RETURNS

PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE. THE BARS FOR 1992, 1993, 1994, 1995, AND 1996 ARE BASED UPON THE PERFORMANCE FOR THE VISTA CLASS SHARES OF THE FUND.

[BAR CHART]

1992         3.35%
1993         2.60%
1994         3.50%
1995         5.17%
1996         4.75%
1997         4.95%
1998         4.93%
1999         4.36%


THE TOTAL RETURN FOR THE FUND FROM JANUARY 1, 2000 TO SEPTEMBER 30, 2000 WAS 4.05%.


BEST QUARTER                   1.32%

                   2ND QUARTER, 1995

WORST QUARTER                  0.63%

                   2ND QUARTER, 1993



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 1999



                                                                  SINCE
                                                                  INCEPTION
                          PAST 1 YEAR         PAST 5 YEARS        (11/30/91)
-----------------------------------------------------------------------------
PREMIER SHARES            4.36%               4.83%               4.20%

CHASE VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

--------------------------------------------------------------------------------
NONE
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                                 TOTAL ANNUAL
                  MANAGEMENT      DISTRIBUTION   OTHER           FUND OPERATING
CLASS OF SHARES   FEES            (12B-1) FEES   EXPENSES        EXPENSES
-------------------------------------------------------------------------------
PREMIER SHARES    0.10%           NONE           0.42%#          0.52%#
-------------------------------------------------------------------------------



* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.


# RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE ARRANGEMENTS.


THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.38% AND TOTAL
ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.48%. THAT IS BECAUSE THE CHASE MANHATTAN BANK (CHASE) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. CHASE AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.


THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.



EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:


- you invest $10,000
- you sell all your shares at the end of the period
- your investment has a 5% return each year - you reinvested all your dividends, and
- the Fund's operating expenses are not waived and remain the same as shown above.



Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                               1 YEAR      3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
PREMIER SHARES                 $53         $167        $291         $653
--------------------------------------------------------------------------------

CHASE VISTA TREASURY PLUS MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN
INVESTMENT STRATEGY

The Fund invests at least 65% of its assets in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and repurchase agreements collateralized by these investments. These debt securities carry different interest rates, maturities and issue dates.

The Fund also seeks to enhance its performance by investing in repurchase agreements, using debt securities guaranteed by the U.S. Treasury as collateral.

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is

CHASE VISTA TREASURY PLUS MONEY MARKET FUND

not rated, it must be considered of comparable quality by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

THE MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.
[SIDEBAR]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE TREASURY PLUS MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS
PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE.

[BAR CHART]

1995         5.43%
1996         4.90%
1997         5.09%
1998         5.04%
1999         4.59%


THE TOTAL RETURN FOR THE FUND FROM JANUARY 1, 2000 TO SEPTEMBER 30, 2000 WAS
4.28%



-------------------------------------
BEST QUARTER                    1.36%
-------------------------------------
                    2ND QUARTER, 1995
-------------------------------------
WORST QUARTER                   1.05%
-------------------------------------
                    1ST QUARTER, 1999


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 1999


                                                                     SINCE
                                                                     INCEPTION
                                PAST 1 YEAR        PAST 5 YEARS      (4/20/94)
------------------------------------------------------------------------------
PREMIER SHARES                  4.59%              5.01%             4.91%

CHASE VISTA TREASURY PLUS MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
--------------------------------------------------------------------------------
 NONE
--------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*



                                                                 TOTAL ANNUAL
                  MANAGEMENT      DISTRIBUTION   OTHER           FUND OPERATING
CLASS OF SHARES   FEES            (12B-1) FEES   EXPENSES        EXPENSES
-------------------------------------------------------------------------------
PREMIER SHARES    0.10%           NONE           0.41%           0.51%
-------------------------------------------------------------------------------


* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.


THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.35% AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.45%. THAT IS BECAUSE THE CHASE MANHATTAN BANK (CHASE) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. CHASE AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.


THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:


- you invest $10,000
- you sell all your shares at the end of the period
- your investment has a 5% return each year
- you reinvested all your dividends, and
- the Fund's operating expenses are not waived and remain the same as shown above.



Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                1 YEAR      3 YEARS     5 YEARS      10 YEARS
-----------------------------------------------------------------------------
PREMIER SHARES                  $52         $164        $285         $640
-----------------------------------------------------------------------------

CHASE VISTA FEDERAL MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide current income while still preserving capital and maintaining liquidity.

THE FUND'S MAIN
INVESTMENT STRATEGY

The Fund invests primarily in:

- direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and

- debt securities that certain U.S. government agencies or authorities have either issued or guaranteed as to principal and interest.

The Fund does not enter into repurchase agreements. The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

CHASE VISTA FEDERAL MONEY MARKET FUND


The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

THE MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[SIDEBAR]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FEDERAL MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS
PAST PERFORMANCE DOES NOT PREDICT HOW THIS
FUND WILL PERFORM IN THE FUTURE.

[BAR CHART]

1995         5.52%
1996         5.02%
1997         5.19%
1998         5.08%
1999         4.73%

THE TOTAL RETURN FOR THE FUND FROM JANUARY 1, 2000 TO SEPTEMBER 30, 2000 WAS 4.30%.


-------------------------------------
BEST QUARTER                    1.38%
-------------------------------------
                    2ND QUARTER, 1995
-------------------------------------
WORST QUARTER                   1.10%
-------------------------------------
                    1ST QUARTER, 1999


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 1999



                                                                    SINCE
                                                                    INCEPTION
                           PAST 1 YEAR       PAST 5 YEARS           (4/20/94)
--------------------------------------------------------------------------------
PREMIER SHARES             4.73%             5.10%                  5.03%
--------------------------------------------------------------------------------

CHASE VISTA FEDERAL MONEY MARKET FUND

FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
--------------------------------------------------------------------------------
NONE
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*



                                                                 TOTAL ANNUAL
                  MANAGEMENT      DISTRIBUTION     OTHER         FUND OPERATING
CLASS OF SHARES   FEES            (12B-1) FEES     EXPENSES      EXPENSES
-------------------------------------------------------------------------------
PREMIER SHARES    0.10%           NONE             0.38%#        0.48%#
-------------------------------------------------------------------------------



* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR. # RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE
  ARRANGEMENTS.
THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:



- you invest $10,000
- you sell all your shares at the end of the period
- your investment has a 5% return each year
- you reinvested all your dividends, and
- the Fund's operating expenses are not waived and remain the same as shown above.



Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                               1 YEAR      3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
PREMIER SHARES                 $49         $154        $269         $604
--------------------------------------------------------------------------------

CHASE VISTA U.S. GOVERNMENT MONEY MARKET FUND


THE FUND'S
OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN
NVESTMENT STRATEGY

The Fund invests substantially all its assets in:

- debt securities issued or guaranteed by the U.S. Treasury or agencies or authorities of the U.S. Government, and

- repurchase agreements using these securities as collateral.

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the

CHASE VISTA U.S. GOVERNMENT MONEY MARKET FUND

differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

THE MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[SIDEBAR]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE U.S. GOVERNMENT MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS
PAST PERFORMANCE DOES NOT PREDICT HOW THIS
FUND WILL PERFORM IN THE FUTURE.

[BAR CHART]

1990                  7.70%
1991                  5.81%
1992                  3.40%
1993                  2.71%
1994                  3.83%
1995                  5.54%
1996                  5.02%
1997                  5.13%
1998                  5.14%
1999                  4.77%


THE TOTAL RETURN FOR THE FUND FROM JANUARY 1, 2000 TO SEPTEMBER 30, 2000 WAS 4.41%.


------------------------------------
BEST QUARTER                   1.90%
------------------------------------
                   2ND QUARTER, 1990
                   3RD QUARTER, 1990
------------------------------------
WORST QUARTER                  0.66%
------------------------------------
                   2ND QUARTER, 1993



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 1999



                                   PAST 1 YEAR    PAST 5 YEARS  PAST 10 YEARS
-------------------------------------------------------------------------------
PREMIER SHARES                     4.77%          5.12%         4.90%
-------------------------------------------------------------------------------

CHASE VISTA U.S. GOVERNMENT MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
--------------------------------------------------------------------------------
NONE
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*



                                                                 TOTAL ANNUAL
                  MANAGEMENT      DISTRIBUTION   OTHER           FUND OPERATING
CLASS OF SHARES   FEES            (12B-1) FEES   EXPENSES        EXPENSES
-------------------------------------------------------------------------------
PREMIER SHARES    0.10%           0.10%          0.38%           0.58%
-------------------------------------------------------------------------------



* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR. THE ACTUAL DISTRIBUTION FEES ARE EXPECTED TO BE 0.06%, THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.29%, AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.45%. THAT IS BECAUSE THE CHASE MANHATTAN BANK (CHASE) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. CHASE AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.

THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.



EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:



- you invest $10,000
- you sell all your shares at the end of the period
- your investment has a 5% return each year
- you reinvested all your dividends, and
- the Fund's operating expenses are not waived and remain the same as shown above.



Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                               1 YEAR      3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
PREMIER SHARES                 $59         $186        $324         $726
--------------------------------------------------------------------------------

CHASE VISTA PRIME MONEY MARKET FUND

THE FUND'S
OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN
INVESTMENT STRATEGY

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

- debt securities issued or guaranteed by qualified banks. These are:

     - U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

     - foreign banks with the equivalent of more than $10 billion in total assets and which have branches or agencies in the U.S.

     - other U.S. or foreign commercial banks which the Fund's advisers judge to have comparable credit standing

- securities issued or guaranteed by the U.S. Government, its agencies or authorities

- asset-backed securities

- repurchase agreements

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

CHASE VISTA PRIME MONEY MARKET FUND

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

THE MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

Investments in foreign banks and other foreign issuers may be riskier than investments in the United States. That could be, in part, because of difficulty converting investments into cash, political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.
[SIDEBAR]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PRIME MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

CHASE VISTA PRIME MONEY MARKET FUND

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS
PAST PERFORMANCE DOES NOT PREDICT HOW THIS
FUND WILL PERFORM IN THE FUTURE.

[BAR CHART]

1994         4.10%
1995         5.66%
1996         5.20%
1997         5.37%
1998         5.32%
1999         4.97%

THE TOTAL RETURN FOR THE FUND FROM JANUARY 1, 2000 TO SEPTEMBER 30, 2000 WAS 4.53%.


-------------------------------------
BEST QUARTER                    1.41%
-------------------------------------
                    2ND QUARTER, 1995
-------------------------------------
WORST QUARTER                   0.75%
-------------------------------------
                    1ST QUARTER, 1994



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 1999



                                                               SINCE
                                                               INCEPTION
                           PAST 1 YEAR     PAST 5 YEARS        (11/15/93)
-----------------------------------------------------------------------------
PREMIER SHARES             4.97%           5.30%               5.04%
-----------------------------------------------------------------------------

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
--------------------------------------------------------------------------------
None
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*



                                                                  TOTAL ANNUAL
                   MANAGEMENT      DISTRIBUTION   OTHER           FUND OPERATING
CLASS OF SHARES    FEES            (12B-1) FEES   EXPENSES        EXPENSES
--------------------------------------------------------------------------------
PREMIER SHARES     0.10%           NONE           0.38%#          0.48%#
--------------------------------------------------------------------------------



* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR. # RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE
  ARRANGEMENTS.

THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.35% AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.45%. THAT IS BECAUSE THE CHASE MANHATTAN BANK (CHASE) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. CHASE AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.

THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:


- you invest $10,000
- you sell all your shares at the end of the period
- your investment has a 5% return each year
- you reinvested all your dividends, and
- the Fund's operating expenses are not waived and remain the same as shown above.



Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                       1 YEAR          3 YEARS        5 YEARS         10 YEARS
--------------------------------------------------------------------------------
PREMIER SHARES         $49             $154           $269            $604
--------------------------------------------------------------------------------

CHASE VISTA TAX FREE MONEY MARKET FUND

THE FUND'S
OBJECTIVE

The Fund aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

THE FUND'S MAIN
INVESTMENT STRATEGY

Under normal market conditions, the Fund will try to invest 100% of its assets in municipal obligations, the interest on which is excluded from gross income and which is not subject to the alternative minimum tax on individuals.

As a fundamental policy, the Fund will invest at least 80% of its assets in municipal obligations. The remaining 20% of total assets may be invested in securities which are subject to federal income tax or the federal alternative minimum tax for individuals. To temporarily defend its assets, the Fund may exceed this limit.

The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

The Fund invests only in securities issued and payable in U.S. dollars.

Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The dollar-weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of its nonfundamental investment policies (except its investment objective) without shareholder approval.

THE MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

[SIDEBAR]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE TAX FREE MONEY MARKET fUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE fUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER QUALITY SECURITIES.

CHASE VISTA TAX FREE MONEY MARKET FUND

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

Interest on certain municipal obligations is subject to the federal alternate minimum tax. Normally, up to 20% of the Fund's total assets may be invested in securities that are subject to this tax. Consult your tax professional for more information.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions because of political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems among the institutions issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years.


The performance for the period before Premier Class Shares were launched in October 1990 is based upon the performance for the Vista Class Shares of the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


YEAR-BY-YEAR RETURNS
PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE.

THE BARS FOR 1989 AND 1990 ARE BASED ON THE PERFORMANCE OF THE VISTA CLASS
SHARES.

[BAR CHART]

1990         5.50%
1991         4.38%
1992         2.83%
1993         2.13%
1994         2.46%
1995         3.42%
1996         3.04%
1997         3.23%
1998         3.05%
1999         2.83%



THE TOTAL RETURN FOR THE FUND FROM JANUARY 1, 2000 TO SEPTEMBER 30, 2000 WAS 2.70%.



-------------------------------------
BEST QUARTER                    1.44%
-------------------------------------
                    4TH QUARTER, 1990
-------------------------------------
 WORST QUARTER                  0.48%
-------------------------------------
                    1ST QUARTER, 1994



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 1999




                                PAST 1 YEAR     PAST 5 YEARS    PAST 10 YEARS
-------------------------------------------------------------------------------
PREMIER SHARES                      2.83%           3.11%          3.28%
-------------------------------------------------------------------------------

CHASE VISTA TAX FREE MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
-------------------------------------------------------------------------------
 NONE
-------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*




                                                                TOTAL ANNUAL
                     MANAGEMENT    DISTRIBUTION    OTHER        FUND OPERATING
CLASS OF SHARES      FEES          (12B-1) FEES    EXPENSES     EXPENSES
-------------------------------------------------------------------------------
PREMIER SHARES        0.10%            NONE         0.41%#        0.51%#
-------------------------------------------------------------------------------



* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.

# RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE ARRANGEMENTS.

THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:


- you invest $10,000
- you sell all your shares at the end of the period
- your investment has a 5% return each year
- you reinvested all your dividends, and
- the Fund's operating expenses are not waived and remain the same as shown above.



Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                1 YEAR      3 YEARS     5 YEARS      10 YEARS
-------------------------------------------------------------------------------
 PREMIER SHARES                   $52         $164        $285         $640
-------------------------------------------------------------------------------

THE FUNDS' INVESTMENT ADVISER


THE FUNDS' INVESTMENT ADVISER


The Chase Manhattan Bank (Chase) is the investment adviser to the Funds. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation (CMC), a bank holding company. Chase provides the Funds with investment advice and supervision. Chase and its predecessors have more than a century of money management experience. Chase is located at 270 Park Avenue, New York, New York 10017.



For the fiscal year ended August 31, 2000, Chase was paid a management fee of 0.10% of the average daily net assets of each Fund.



Chase Fleming Asset Management (USA) Inc. (CFAM (USA)) is the sub-adviser to all the Funds except the Tax Free Money Market Fund. It makes the day to day investment decisions for those Funds. Chase pays CFAM (USA) a sub-advisory fee for its services. CFAM (USA) is a wholly owned subsidiary of Chase. CFAM (USA) provides discretionary investment services to institutional clients and is located at 1211 Avenue of the Americas, New York, NY 10036.



The Tax Free Money Market Fund does not have a sub-adviser. It is anticipated that Chase will transfer its investment advisory business to CFAM(USA) in the first quarter of 2001.

HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES


You don't pay any sales charge (sometimes called a load) when you buy shares in these funds. The price you pay for your shares is the net asset value per share
(NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. All of these Funds seek to maintain a stable NAV of $1.00. Each Fund uses the amortized cost to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.


The NAV of each class of shares is generally calculated as of 6:00 p.m. eastern time each day the Funds are accepting purchase orders. You'll pay the next NAV calculated after the Chase Vista Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.


The center accepts purchase orders on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If you send us an order in proper form by a Fund's cut-off time, we'll process your order at that day's price and you'll be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we'll generally process it at the next day's price, but we may process it that day if we receive it before 4:00 p.m. (Eastern time). If you pay by check before the cut-off time, we'll generally process your order the next day the Funds are open for business. Normally, the cut-off (in Eastern time) is:



---------------------------------
 100% U.S. TREASURY
 SECURITIES MONEY
 MARKET FUND            NOON
---------------------------------
 TAX FREE MONEY
 MARKET FUND            NOON
---------------------------------
 FEDERAL MONEY
 MARKET FUND            2:00 P.M.
---------------------------------
 U.S. GOVERNMENT
 MONEY MARKET FUND      4:00 P.M.
---------------------------------
 PRIME MONEY
 MARKET FUND            5:00 P.M.
---------------------------------
 TREASURY PLUS
 MONEY MARKET FUND      4:00 P.M.
---------------------------------


A later cut-off time may be permitted for investors buying their shares (through Chase or a bank affiliate of Chase) so long as such later cut-off time is before the Fund's NAV is calculated. If you buy through an agent and not directly from the Chase Vista Funds Service Center, the agent could set earlier cut-off times. Each Fund can set an earlier cut-off time if the Public Securities Association recommends that the U.S. Government securities market close trading early.

You must provide a Taxpayer Identification Number when you open an account.

The Funds have the right to reject any purchase order.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:

-------------------------------------------------------------------------------
THE VISTA SERVICE CENTER
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1-800-62-CHASE
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QUALIFIED INVESTORS

Premier shares are available only to qualified investors. These are defined as institutions, trusts, partnerships, corporations and certain retirement plans and fiduciary accounts opened by a bank, trust company or thrift institution which has investment authority over such accounts, as well as individuals who meet a Fund's minimum investment requirements for Premier shares. Your agent may not offer these shares to all types of qualified investors and may set additional investor qualification requirements for these shares.[GRAPHIC]

MINIMUM INVESTMENTS

First time investors must buy a minimum $100,000 worth of Premier Shares in a Fund to open an account. There are no minimum levels for subsequent purchases, but you must always have at least $100,000 in your account.


Make your check out to Chase Vista Funds in U.S. dollars. We won't accept credit cards, cash, or checks from a third party. You cannot sell your shares until your check has cleared, which could take 15 calendar days. If you buy through an Automated Clearing House, you can't sell your shares until the payment clears. That could take more than seven business days. Your purchase will be canceled if your check

HOW YOUR ACCOUNT WORKS

doesn't clear and you'll be responsible for any expenses and losses to the Funds. Orders by wire will be canceled if the Chase Vista Funds Service Center doesn't receive payment by the later of the Fund's cut-off time or 4:00 p.m. Eastern time on the day you buy.


OPENING YOUR ACCOUNT AND
BUYING SHARES

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative which Funds you want to buy and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Your representative may set different minimum investments and earlier cut-off times.

SELLING FUND SHARES


You can sell your shares on any day the Chase Vista Funds Service Center is open for trading, either directly to the Funds or through your investment representative. You'll receive the next NAV calculated after the Chase Vista Funds Service Center accepts your order.



Under normal circumstances, if your request is received before a Fund's cut-off time, the Fund will send you the proceeds the next business day. We won't accept an order to sell shares if the Fund hasn't collected your payment for the shares.



Each Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.


You'll need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.

SELLING SHARES

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative which Funds you want to sell. He or she will send the necessary documents to the Funds. Your representative might charge you for this service.

THROUGH THE CHASE VISTA FUNDS SERVICE CENTER


Call 1-800-62-CHASE. We will mail you a check or send the proceeds via electronic transfer or wire. If you have changed your address of record within the previous 30 days or if you sell $25,000 or more worth of Fund shares by phone, we'll send the proceeds by electronic transfer or by wire only to the bank account on our records. We charge $10 for each transaction by wire.


Or

Send a signed letter with your instructions to:


CHASE VISTA FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

DISTRIBUTION ARRANGEMENTS

Vista Fund Distributors Inc. (VFD) is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with Chase. The U.S. Government Money Market Fund has adopted a Rule 12b-1 distribution plan under which it pays up to 0.10% of its Premier Class assets in distributor fees.

This payment covers such things as payments for services provided by broker-dealers and expenses connected to sale of shares. Payments are not tied to the amount of actual expenses incurred. Because 12b-1 expenses are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

OTHER INFORMATION CONCERNING THE FUNDS

We may close your account if the balance falls below $100,000 because you've sold shares. We may also close the account if you fail to meet investment minimums in 12 months. We'll give you 60 days notice before closing your account.


Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold a Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Funds will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.


You may not always reach the Chase Vista Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.


The Funds have agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Premier Shares of each Fund held by investors serviced by the shareholder servicing agent.



Chase and/or VFD may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of each Fund

HOW YOUR ACCOUNT WORKS

attributable to shares of the Fund held by customers of those shareholder servicing agents.


Each Fund may issue multiple classes of shares. This prospectus relates only to Premier shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive different amount for each class.

Chase and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. This information can be used for a variety of purposes, including offering investment and insurance products to shareholders.[GRAPHIC]

DISTRIBUTIONS AND TAXES

The Funds can earn income and they can realize capital gain. The Funds deduct any expenses then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. We distribute the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends won't be affected by the form in which you receive them. We distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income by the Tax Free Funds are not subject to federal income taxes but will generally be subject to state and local taxes. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The above is only a general summary of tax implications of investing in these Funds. Please consult your tax adviser to see how investing in the Funds will affect your own tax situation.

SHAREHOLDER SERVICES

CHECK WRITING

Check writing privileges are available for the Premier shares. Each check you write must be for at least $2,500. Checks written on joint accounts require only one signature.


SYSTEMATIC INVESTMENT


You can also set up a systematic exchange program to automatically exchange shares on a regular basis. It's a free service.


EXCHANGE PRIVILEGES

You can exchange your Premier shares for shares in certain other Chase Vista funds. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the fund you want to buy before making an exchange. You'll need to meet any minimum investment requirements and may have to pay a sales charge. Call 1-800-62-CHASE for details.


You should not exchange shares as means of short-term trading as this could increase management cost and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

You cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same fund.

EXCHANGE BY PHONE

You may also use our Telephone Exchange Privilege. You can get information by contacting the Chase Vista Funds Service Center or your investment representative.[GRAPHIC]

WHAT THE TERMS MEAN

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE
MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

FINANCIAL HIGHLIGHTS


The Financial Highlights tables are intended to help you understand the Funds' financial performance for each of the past five years (or for the periods since shares were first offered). The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions).



The following tables provide selected per share data and ratios for one Premier Class share outstanding throughout each period shown.



This information is supplemented by the financial statements including accompanying notes appearing in the Funds' Annual Report to Shareholders for the year ended August 31, 2000, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Funds or their Shareholder Servicing Agent.


The financial statements, which include the financial highlights, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

FINANCIAL HIGHLIGHTS

CHASE VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND



                                             Year        Year        Year        Year     6/3/96
                                            ended       ended       ended       ended    through
                                          8/31/00     8/31/99     8/31/98     8/31/97   8/31/96*
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $1.00       $1.00       $1.00       $1.00      $1.00
------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                    0.05        0.04        0.05        0.05       0.01
  Less distributions:
    Dividends from net investment income     0.05        0.04        0.05        0.05       0.01
------------------------------------------------------------------------------------------------
Net asset value, end of period              $1.00       $1.00       $1.00       $1.00      $1.00
------------------------------------------------------------------------------------------------

TOTAL RETURN                                 5.12%       4.40%       5.00%       4.91%      1.11%
================================================================================================

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Net assets, end of period (millions)         $116         $24         $22          $6         $1
------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets#     0.49%       0.50%       0.51%       0.55%      0.42%
------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets#                          5.02%       4.22%       4.99%       4.80%      3.45%
------------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits
to average net assets#                       0.53%       0.56%       0.78%       0.80%      0.42%
------------------------------------------------------------------------------------------------
Ratio of net investment income without
waivers, reimbursements and earnings
credits to average net assets#               4.98%       4.16%       4.72%       4.55%      3.45%
------------------------------------------------------------------------------------------------



* Commencement of offering shares.
# Short periods have been annualized.

CHASE VISTA TREASURY PLUS MONEY MARKET FUND



                                             Year        Year        Year        Year       Year
                                            ended       ended       ended       ended      ended
                                          8/31/00     8/31/99     8/31/98     8/31/97    8/31/96
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $1.00       $1.00       $1.00       $1.00      $1.00
------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                    0.05        0.04        0.05        0.05       0.05
  Less distributions:
    Dividends from net investment income     0.05        0.04        0.05        0.05       0.05
------------------------------------------------------------------------------------------------
Net asset value, end of period              $1.00       $1.00       $1.00       $1.00      $1.00
------------------------------------------------------------------------------------------------
TOTAL RETURN                                 5.44%       4.54%       5.18%       4.98%      5.07%
================================================================================================

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Net assets, end of period (millions)         $228        $476        $155        $131       $106
------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets      0.45%       0.45%       0.46%       0.51%      0.52%
------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                           5.28%       4.42%       5.06%       4.88%      4.85%
------------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits to
average net assets                           0.51%       0.50%       0.50%       0.53%      0.63%
------------------------------------------------------------------------------------------------
Ratio of net investment income without
waivers, reimbursements and earnings
credits to average net assets                5.22%       4.37%       5.02%       4.86%      4.74%
------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

CHASE VISTA FEDERAL MONEY MARKET FUND



                                             Year        Year        Year        Year       Year
                                            ended       ended       ended       ended      ended
                                          8/31/00     8/31/99     8/31/98     8/31/97    8/31/96
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $1.00       $1.00       $1.00       $1.00      $1.00
------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                    0.05        0.05        0.05        0.05       0.05
  Less distributions:
    Dividends from net investment income     0.05        0.05        0.05        0.05       0.05
------------------------------------------------------------------------------------------------
Net asset value, end of period              $1.00       $1.00       $1.00       $1.00      $1.00
------------------------------------------------------------------------------------------------

TOTAL RETURN                                 5.50%       4.67%       5.22%       5.12%      5.14%
================================================================================================

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Net assets, end of period (millions)         $279        $298        $313        $400       $249
------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets      0.50%       0.50%       0.50%       0.50%      0.50%
------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                           5.35%       4.56%       5.07%       5.01%      4.99%
------------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits
to average net assets                        0.50%       0.50%       0.51%       0.52%      0.52%
------------------------------------------------------------------------------------------------
Ratio of net investment income without
waivers, reimbursements and earnings
credits to average net assets                5.35%       4.56%       5.06%       4.99%      4.97%
------------------------------------------------------------------------------------------------

CHASE VISTA U.S. GOVERNMENT MONEY MARKET FUND



                                             Year        Year        Year        Year       Year
                                            ended       ended       ended       ended      ended
                                          8/31/00     8/31/99     8/31/98     8/31/97    8/31/96
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $1.00       $1.00       $1.00       $1.00      $1.00
------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                    0.05        0.05        0.05        0.05       0.05
  Less distributions:
    Dividends from net investment income     0.05        0.05        0.05        0.05       0.05
------------------------------------------------------------------------------------------------
Net asset value, end of period              $1.00       $1.00       $1.00       $1.00      $1.00
------------------------------------------------------------------------------------------------
TOTAL RETURN                                 5.62%       4.70%       5.25%       5.08%      5.15%
================================================================================================

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Net assets, end of period (millions)       $1,134        $922      $1,084        $837       $802
------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets      0.45%       0.45%       0.48%       0.55%      0.55%
------------------------------------------------------------------------------------------------
Ratio of net income to average net assets    5.50%       4.60%       5.12%       4.97%      5.04%
------------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits
to average net assets                        0.58%       0.58%       0.60%       0.60%      0.59%
------------------------------------------------------------------------------------------------
Ratio of net investment income without
waivers, reimbursements and earnings
credits to average net assets                5.37%       4.47%       5.00%       4.92%      5.00%
------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

CHASE VISTA PRIME MONEY MARKET FUND



                                             Year        Year        Year        Year       Year
                                            ended       ended       ended       ended      ended
                                          8/31/00     8/31/99     8/31/98     8/31/97    8/31/96
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $1.00       $1.00       $1.00       $1.00      $1.00
------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                    0.06        0.05        0.05        0.05       0.05
  Less distributions:
    Dividends from net investment income     0.06        0.05        0.05        0.05       0.05
------------------------------------------------------------------------------------------------
Net asset value, end of period              $1.00       $1.00       $1.00       $1.00      $1.00
------------------------------------------------------------------------------------------------
TOTAL RETURN                                 5.81%       4.90%       5.44%       5.34%      5.32%
================================================================================================

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Net assets, end of period (millions)       $1,841      $1,094        $590        $499       $419
------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets      0.45%       0.45%       0.45%       0.45%      0.45%
------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                           5.67%       4.77%       5.29%       5.17%      5.18%
------------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits
to average net assets                        0.49%       0.49%       0.51%       0.53%      0.51%
------------------------------------------------------------------------------------------------
Ratio of net investment income without
waivers, reimbursements and earnings
credits to average net assets                5.63%       4.73%       5.23%       5.09%      5.12%
------------------------------------------------------------------------------------------------

CHASE VISTA TAX FREE MONEY MARKET FUND



                                             Year        Year        Year        Year       Year
                                            ended       ended       ended       ended      ended
                                          8/31/00     8/31/99     8/31/98     8/31/97    8/31/96
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $1.00       $1.00       $1.00       $1.00      $1.00
------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                    0.03        0.03        0.03        0.03       0.03
  Less distributions:
    Dividends from net investment income     0.03        0.03        0.03        0.03       0.03
------------------------------------------------------------------------------------------------
Net asset value, end of period              $1.00       $1.00       $1.00       $1.00      $1.00
------------------------------------------------------------------------------------------------
TOTAL RETURN                                 3.41%       2.78%       3.17%       3.19%      3.12%
================================================================================================

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Net assets, end of period (millions)         $120        $130        $133        $105       $145
------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets      0.55%       0.54%       0.53%       0.53%      0.58%
------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                           3.40%       2.74%       3.10%       3.13%      3.08%
------------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits
to average net assets                        0.59%       0.56%       0.53%       0.53%      0.73%
------------------------------------------------------------------------------------------------
Ratio of net investment income without
waivers, reimbursements and earnings
credits to average net assets                3.26%       2.72%       3.10%       3.13%      2.93%
------------------------------------------------------------------------------------------------

HOW TO REACH US

MORE INFORMATION

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund's investments and performance.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-34-VISTA or writing to:


CHASE VISTA FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392


If you buy your shares through The Chase Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information online at www.chasevista.com on the internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.

The Fund's Investment Company Act File No. is 811-8358.

-C- 2000 The Chase Manhattan Corporation. All Rights Reserved. February 2000


Chase Vista Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039

PROSPECTUS DECEMBER 29, 2000

100% U.S. TREASURY
SECURITIES MONEY
MARKET FUND

TREASURY PLUS
MONEY MARKET FUND

FEDERAL MONEY
MARKET FUND

U.S. GOVERNMENT
MONEY MARKET FUND

PRIME MONEY
MARKET FUND

TAX FREE MONEY
MARKET FUND

CHASE VISTA
MONEY MARKET FUNDS

THIS PROSPECTUS OFFERS:
INSTITUTIONAL SHARES



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[LOGO]CHASE
THE RIGHT RELATIONSHIP IS EVERYTHING.-REGISTERED TRADEMARK-


PSMMI-1-1200  X

100% U.S. TREASURY SECURITIES
MONEY MARKET FUND                                 1

TREASURY PLUS MONEY MARKET FUND                   5

FEDERAL MONEY MARKET FUND                         9

U.S. GOVERNMENT MONEY MARKET FUND                13

PRIME MONEY MARKET FUND                          17

TAX FREE MONEY MARKET FUND                       22

THE FUNDS' INVESTMENT ADVISER                    27

HOW YOUR ACCOUNT WORKS                           28

BUYING FUND SHARES                               28

SELLING FUND SHARES                              30

OTHER INFORMATION CONCERNING THE FUNDS           30

DISTRIBUTIONS AND TAXES                          31

SHAREHOLDER SERVICES                             33

WHAT THE TERMS MEAN                              34

FINANCIAL HIGHLIGHTS                             35

HOW TO REACH US                          Back cover

CHASE VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

THE FUND'S
OBJECTIVE


The Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.


THE FUND'S MAIN
INVESTMENT STRATEGY


The Fund invests solely in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes. These investments carry different interest rates, maturities and issue dates.


The Fund does not buy securities issued or guaranteed by agencies of the U.S. government and it does not enter into repurchase agreements. The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.


The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.


The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and market sectors.


The Fund seeks to maintain a net asset value of $1.00 per share.


The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

CHASE VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

THE MAIN INVESTMENT RISKS


The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.


The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.


INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE 100% U.S. TREASURY SECURITIES MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual total return over the past year, five years and since inception.


The performance for the period before Institutional Class Shares were launched in June 1996 is based upon the performance for the Vista Class Shares of the Fund.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


YEAR-BY-YEAR RETURNS
PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE. THE BARS FOR 1992, 1993, 1994, 1995, AND 1996 ARE BASED UPON THE PERFORMANCE FOR THE VISTA CLASS SHARES OF THE FUND.


[BAR CHART]

[PLOT POINTS]

1992       3.35%
1993       2.60%
1994       3.50%
1995       5.17%
1996       4.94%
1997       5.24%
1998       5.23%
1999       4.62%

THE TOTAL RETURN FOR THE FUND FROM JANUARY 1,
2000 TO SEPTEMBER 30, 2000 WAS 4.24%.


------------------------------------------
BEST QUARTER                    1.32%
------------------------------------------
                    2ND QUARTER, 1995
------------------------------------------
 WORST QUARTER                  0.63%
------------------------------------------
                    2ND QUARTER, 1993


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 1999
                                                                    SINCE
                                                                    INCEPTION
                                       PAST 1 YEAR    PAST 5 YEARS  (11/30/91)
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES                   4.62%          5.04%         4.33%
--------------------------------------------------------------------------------

CHASE VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

--------------------------------------------------------------------------------
NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                                 TOTAL ANNUAL
                  MANAGEMENT      DISTRIBUTION   OTHER           FUND OPERATING
CLASS OF SHARES   FEES            (12B-1) FEES   EXPENSES        EXPENSES
--------------------------------------------------------------------------------
INSTITUTIONAL
SHARES            0.10%           NONE           0.25%(#)        0.35%(#)
--------------------------------------------------------------------------------


*    THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.


# RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE ARRANGEMENTS.


THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.15% AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.25%. THAT IS BECAUSE THE CHASE MANHATTAN BANK (CHASE) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. CHASE AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.


THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:


-    you invest $10,000


-    you sell all your shares at the end of the period


-    your investment has a 5% return each year


-    you reinvested all your dividends, and


- the Fund's operating expenses are not waived and remain the same as shown above.


Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                          1 YEAR      3 YEARS     5 YEARS      10 YEARS
-----------------------------------------------------------------------------
INSTITUTIONAL SHARES      $36         $113        $197         $443
-----------------------------------------------------------------------------

CHASE VISTA TREASURY PLUS MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN
INVESTMENT STRATEGY

The Fund invests at least 65% of its assets in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and repurchase agreements collateralized by their investments. These debt securities carry different interest rates, maturities and issue dates.

The Fund also seeks to enhance its performance by investing in repurchase agreements, using debt securities guaranteed by the U.S. Treasury as collateral.

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

CHASE VISTA TREASURY PLUS MONEY MARKET FUND

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

THE MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE TREASURY PLUS MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual total return over the past year, five years and since inception.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS
PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE.

[BAR CHART]

[PLOT POINTS]

1995       5.62%
1996       5.14%
1997       5.35%
1998       5.29%
1999       4.79%

THE TOTAL RETURN FOR THE FUND FROM JANUARY 1, 2000 TO SEPTEMBER 30, 2000 WAS 4.44%.


---------------------------------------
BEST QUARTER                   1.41%
---------------------------------------
                   2ND QUARTER, 1995
---------------------------------------
WORST QUARTER                  1.10%
---------------------------------------
                   1ST QUARTER, 1999


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 1999


                                                                     SINCE
                                                                     INCEPTION
                                       PAST 1 YEAR    PAST 5 YEARS   (4/20/94)
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES                   4.79%          5.24%          5.13%
--------------------------------------------------------------------------------

CHASE VISTA TREASURY PLUS MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

--------------------------------------------------------------------------------
NONE
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                                 TOTAL ANNUAL
                  MANAGEMENT      DISTRIBUTION   OTHER           FUND OPERATING
CLASS OF SHARES   FEES            (12B-1) FEES   EXPENSES        EXPENSES
---------------------------------------------------------------------------------
INSTITUTIONAL
SHARES            0.10%           NONE           0.26%           0.36%
---------------------------------------------------------------------------------


*    THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.


THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.15% AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.25%. THAT IS BECAUSE THE CHASE MANHATTAN BANK (CHASE) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. CHASE AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.


THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:


-    you invest $10,000


-    you sell all your shares at the end of the period


-    your investment has a 5% return each year


-    you reinvested all your dividends, and


- the Fund's operating expenses are not waived and remain the same as shown above.


Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                               1 YEAR      3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES           $37         $116        $202         $456
--------------------------------------------------------------------------------

CHASE VISTA FEDERAL MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide current income while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests primarily in:

- direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and

- debt securities that certain U.S. government agencies or authorities have either issued or guaranteed as to principal and interest.

The Fund does not enter into repurchase agreements. The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

CHASE VISTA FEDERAL MONEY MARKET FUND

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

THE MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FEDERAL MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual total return over the past year, five years and since inception.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE.

[BAR CHART]

[PLOT POINTS]

1995       5.71%
1996       5.24%
1997       5.43%
1998       5.32%
1999       4.98%

THE TOTAL RETURN FOR THE FUND FROM JANUARY 1, 2000 TO SEPTEMBER 30, 2000 WAS 4.49%.


BEST QUARTER                   1.42%
---------------------------------------
                   2ND QUARTER, 1995
---------------------------------------
WORST QUARTER                  1.16%
---------------------------------------
                   1ST QUARTER, 1999


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 1999


                                                             SINCE
                                                             INCEPTION
                                PAST 1 YEAR    PAST 5 YEARS  (4/20/94)
-----------------------------------------------------------------------------
INSTITUTIONAL SHARES            4.98%          5.33%         5.25%
-----------------------------------------------------------------------------

CHASE VISTA FEDERAL MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

--------------------------------------------------------------------------------
NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                                  TOTAL ANNUAL
                   MANAGEMENT      DISTRIBUTION   OTHER           FUND OPERATING
 CLASS OF SHARES   FEES            (12B-1) FEES   EXPENSES        EXPENSES
--------------------------------------------------------------------------------
 INSTITUTIONAL
 SHARES            0.10%           NONE           0.23%(#)        0.33%(#)
--------------------------------------------------------------------------------


*    THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.


# RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE ARRANGEMENTS.


THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.16% AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.26%. THAT IS BECAUSE THE CHASE MANHATTAN BANK (CHASE) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. CHASE AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.


THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:


- you invest $10,000


- you sell all your shares at the end of the period


- your investment has a 5% return each year


- you reinvested all your dividends, and


- the Fund's operating expenses are not waived and remain the same as shown above.


Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                               1 YEAR      3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES           $34         $106        $185         $418
--------------------------------------------------------------------------------

CHASE VISTA U.S. GOVERNMENT MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests substantially all its assets in:

- debt securities issued or guaranteed by the U.S. Treasury or agencies or authorities of the U.S. Government, and

-    repurchase agreements using these securities as collateral.

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

CHASE VISTA U.S. GOVERNMENT MONEY MARKET FUND

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

THE MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE U.S. GOVERNMENT MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years.


The performance for the period before Institutional Class Shares were launched in December 1993 is based upon the performance for the Premier Class Shares of the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


YEAR-BY-YEAR RETURNS

PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE. THE BARS FOR 1989, 1990, 1991, 1992, AND 1993 ARE BASED UPON THE PERFORMANCE FOR THE PREMIER CLASS SHARES OF THE FUND.

[BAR CHART]

[PLOT POINTS]

1990       7.70%
1991       5.81%
1992       3.40%
1993       2.71%
1994       4.12%
1995       5.83%
1996       5.33%
1997       5.46%
1998       5.38%
1999       4.97%

THE TOTAL RETURN FOR THE FUND FROM JANUARY 1, 2000 TO SEPTEMBER 30, 2000 WAS 4.56%.


BEST QUARTER                   1.90%
----------------------------------------
                   2ND QUARTER, 1990
                   3RD QUARTER, 1990
----------------------------------------
WORST QUARTER                  0.66%
----------------------------------------
                   2ND QUARTER, 1993

CHASE VISTA U.S. GOVERNMENT MONEY MARKET FUND

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 1999


                                       PAST 1 YEAR    PAST 5 YEARS    PAST 10 YEARS
-----------------------------------------------------------------------------------
INSTITUTIONAL SHARES                   4.97%          5.39%           5.06%
-----------------------------------------------------------------------------------


FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

--------------------------------------------------------------------------------
NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                            TOTAL ANNUAL
                    MANAGEMENT     DISTRIBUTION  OTHER      FUND OPERATING
CLASS OF SHARES     FEES           (12B-1) FEES  EXPENSES   EXPENSES
--------------------------------------------------------------------------------
INSTITUTIONAL
SHARES              0.10%          NONE          0.22%(#)   0.32%(#)
--------------------------------------------------------------------------------


*    THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.


# RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE ARRANGEMENTS.


THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.16% AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.26%. THAT IS BECAUSE THE CHASE MANHATTAN BANK (CHASE) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. CHASE AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.


THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:


-    you invest $10,000


-    you sell all your shares at the end of the period


-    your investment has a 5% return each year


-    you reinvested all your dividends, and


- the Fund's operating expenses are not waived and remain the same as shown above.



Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                               1 YEAR      3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES           $33         $103        $180         $406
--------------------------------------------------------------------------------

CHASE VISTA PRIME MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

-    debt securities issued or guaranteed by qualified banks. These are:

     - U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

     - foreign banks with the equivalent of more than $10 billion in total assets and which have branches or agencies in the U.S.

     - other U.S. or foreign commercial banks which the Fund's advisers judge to have comparable credit standing

- securities issued or guaranteed by the U.S. Government, its agencies or authorities

-    asset-backed securities

-    repurchase agreements

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

CHASE VISTA PRIME MONEY MARKET FUND


The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

THE MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

Investments in foreign banks and other foreign issuers may be riskier than investments in the United States. That could be, in part, because of difficulty converting investments into cash, political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PRIME MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual total return over the past year, five years and since inception.


The performance for the period before Institutional Class Shares were launched in April 1994 is based upon the performance for the Premier Class Shares of the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE. THE BAR FOR 1994 IS BASED UPON THE PERFORMANCE FOR THE PREMIER CLASS SHARES OF THE FUND.

[BAR CHART]

[PLOT POINTS]

1994       4.21%
1995       5.84%
1996       5.40%
1997       5.58%
1998       5.53%
1999       5.17%

THE TOTAL RETURN FOR THE FUND FROM JANUARY 1, 2000 TO SEPTEMBER 30, 2000 WAS 4.68%.


--------------------------------------
BEST QUARTER                   1.46%
--------------------------------------
                   2ND QUARTER, 1995
--------------------------------------
WORST QUARTER                  0.75%
--------------------------------------
                   1ST QUARTER, 1994


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 1999


                                                         SINCE
                                                         INCEPTION
                             PAST 1 YEAR   PAST 5 YEARS  (11/15/93)
---------------------------------------------------------------------------
INSTITUTIONAL SHARES         5.17%         5.50%         5.23%
---------------------------------------------------------------------------

CHASE VISTA PRIME MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

--------------------------------------------------------------------------------
NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                                 TOTAL ANNUAL
                  MANAGEMENT      DISTRIBUTION   OTHER           FUND OPERATING
CLASS OF SHARES   FEES            (12B-1) FEES   EXPENSES        EXPENSES
----------------------------------------------------------------------------------
INSTITUTIONAL
SHARES            0.10%           NONE           0.23%           0.33%
----------------------------------------------------------------------------------


*    THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.


THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.16% AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.26%. THAT IS BECAUSE THE CHASE MANHATTAN BANK (CHASE) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. CHASE AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.


THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:


-    you invest $10,000


-    you sell all your shares at the end of the period


-    your investment has a 5% return each year


-    you reinvested all your dividends, and


- the Fund's operating expenses are not waived and remain the same as shown above.


Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                               1 YEAR      3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES           $34         $106        $185         $418
--------------------------------------------------------------------------------

CHASE VISTA TAX FREE MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund will try to invest 100% of its assets in municipal obligations, the interest on which is excluded from gross income and which is not subject to the alternative minimum tax on individuals.

As a fundamental policy, the Fund will invest at least 80% of its assets in municipal obligations. The remaining 20% of total assets may be invested in securities which are subject to federal income tax or the federal alternative minimum tax for individuals. To temporarily defend its assets, the Fund may exceed this limit.

The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

The Fund invests only in securities issued and payable in U.S. dollars.

Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The dollar-weighted average maturity of the Fund will be 90 days or less and the

CHASE VISTA TAX FREE MONEY MARKET FUND

Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of its non-fundamental investment policies (except its investment objective) without shareholder approval.

THE MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE TAX FREE MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

Interest on certain municipal obligations is subject to the federal alternate minimum tax. Normally, up to 20% of the Fund's total assets may be invested in securities that are subject to this tax. Consult your tax professional for more information.


The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions because of political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems among the institutions issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

CHASE VISTA TAX FREE MONEY MARKET FUND

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years.


The performance for the period before Institutional Class Shares were launched in November 1993 is based upon the performance for the Premier Class Shares of the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE. THE BARS FOR 1989, 1990, 1991, 1992 AND 1993 ARE BASED UPON THE PERFORMANCE FOR THE PREMIER CLASS SHARES OF THE FUND.

[BAR CHART]

[PLOT POINTS]

1990       5.50%
1991       4.38%
1992       2.83%
1993       2.15%
1994       2.67%
1995       3.68%
1996       3.31%
1997       3.50%
1998       3.33%
1999       3.11%

THE TOTAL RETURN FOR THE FUND FROM JANUARY 1, 2000 TO SEPTEMBER 30, 2000 WAS 2.92%.


---------------------------------------
BEST QUARTER                   1.44%
---------------------------------------
                   4TH QUARTER, 1990
---------------------------------------
WORST QUARTER                  0.51%
---------------------------------------
                   1ST QUARTER, 1993


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 1999


                                PAST 1 YEAR    PAST 5 YEARS  PAST 10 YEARS
----------------------------------------------------------------------------
INSTITUTIONAL SHARES            3.11%          3.39%         3.44%
----------------------------------------------------------------------------

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

--------------------------------------------------------------------------------
NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                              TOTAL ANNUAL
                  MANAGEMENT     DISTRIBUTION   OTHER         FUND OPERATING
CLASS OF SHARES   FEES           (12B-1) FEES   EXPENSES      EXPENSES
--------------------------------------------------------------------------------
INSTITUTIONAL
SHARES            0.10%          NONE           0.25%(#)      0.35%(#)
--------------------------------------------------------------------------------


*    THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.


# RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE ARRANGEMENTS.


THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.16% AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.26%. THAT IS BECAUSE THE CHASE MANHATTAN BANK (CHASE) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. CHASE AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.


THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:


-    you invest $10,000


-    you sell all your shares at the end of the period


-    your investment has a 5% return each year


-    you reinvested all your dividends, and


- the Fund's operating expenses are not waived and remain the same as shown above.


Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                               1 YEAR      3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES           $36         $113        $197         $443
--------------------------------------------------------------------------------

THE FUNDS' INVESTMENT ADVISER

THE FUNDS' INVESTMENT ADVISER


The Chase Manhattan Bank (Chase) is the investment adviser to the Funds. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation (CMC), a bank holding company. Chase provides the Funds with investment advice and supervision. Chase and its predecessors have more than a century of money management experience. Chase is located at 270 Park Avenue, New York, NY 10017.


For the fiscal year ended August 31, 2000, Chase was paid a management fee of 0.10% of the average daily net assets of each Fund.


Chase Fleming Asset Management (USA) Inc. (CFAM (USA)) is the sub-adviser to all the Funds except the Tax Free Money Market Fund. It makes the day to day investment decisions for those Funds. Chase pays CFAM (USA) a sub-advisory fee for its services. CFAM (USA) is a wholly owned subsidiary of Chase. CFAM (USA) provides discretionary investment services to institutional clients and is located at 1211 Avenue of the Americas, New York, NY 10036.


The Tax Free Money Market Fund does not have a sub-adviser. It is anticipated that Chase will transfer its investment advisory business to CFAM(USA) in the first quarter of 2001.

HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES

You don't pay any sales charge (sometimes called a load) when you buy shares in these funds. The price you pay for your shares is the net asset value per share
(NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. All of these Funds seek to maintain a stable NAV of $1.00. Each Fund uses the amortized cost to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated by 6:00 p.m. Eastern time each day the Funds are accepting purchase orders. You'll pay the next NAV calculated after the Chase Vista Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

Only qualified investors can buy these shares. The list of qualified investors includes institutions, trusts, partnerships, corporations, retirement plans and fiduciary accounts opened by banks, trust companies or thrift institutions which exercise investment authority over such accounts, as well as individuals who meet a Fund's minimum investment requirements for these shares. Your financial service firm may not offer these shares to all types of qualified investors and may set additional investor qualification requirements for these shares.

You can buy shares only through financial service firms, such as broker-dealers and banks that have an agreement with the Funds. Shares are available on any business day the Federal Reserve Bank of New York and the New York Stock Exchange are open. If we receive your order by a Fund's cut-off time, we'll process your order at that day's price and you'll be entitled to all dividends declared that day. If we receive your order after the cut-off time, we'll generally process it at the next day's price, but we may process it that day if we receive it before 4:00 p.m. (Eastern time). Normally, the cut-off (in Eastern time) is:


------------------------------------
100% U.S. TREASURY
SECURITIES MONEY MARKET
FUND                       NOON
------------------------------------
TAX FREE MONEY MARKET
FUND                       NOON
------------------------------------
FEDERAL MONEY MARKET
FUND                       2:00 P.M.
------------------------------------
U.S. GOVERNMENT MONEY
MARKET FUND                4:00 P.M.
------------------------------------
PRIME MONEY MARKET FUND    5:00 P.M.
------------------------------------
TREASURY PLUS MONEY
MARKET FUND                4:00 P.M.
------------------------------------

A later cut-off time may be permitted for investors buying their shares (through Chase or a bank affiliate of Chase) so long as such later cut-off time is before the Fund's NAV is calculated.

If you buy through an agent and not directly from the Chase Vista Funds Service Center, the agent could set earlier cut-off times. The Funds may close earlier a few days each year if the Public Securities Association recommends that the U.S. Government securities market close trading early.

All purchases of Institutional shares must be paid for by federal funds wire. If the Chase Vista Funds Service Center does not receive federal funds by the later of the Fund's cut-off time or 4:00 p.m. Eastern time on the day of the order, the order will be canceled. Any funds received in connection with late orders will be invested on the following business day.

You must provide a Taxpayer Identification Number when you open an account.

The Funds have the right to reject any purchase order.


TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:
------------------------------------
THE CHASE VISTA FUNDS SERVICE CENTER
------------------------------------
1-800-62-CHASE
------------------------------------

MINIMUM INVESTMENTS

Investors must buy a minimum $1,000,000 worth of Institutional Shares in a Fund to open an account. There are no minimum levels for subsequent purchases, but you must always have an average of $1,000,000 in your account.

Your financial service firm may charge you a fee and may offer

HOW YOUR ACCOUNT WORKS

additional services, such as special purchase redemption programs, "sweep" programs, cash advances and redemption checks. Your firm may set different minimum investments and earlier cut-off times.

SELLING FUND SHARES

When you sell your shares you'll receive the next NAV calculated after the Chase Funds Service Center accepts your order in proper form. We ask that you tell us early in the day if you plan to sell your shares so we can effectively manage the Funds.

We will need the names of the registered shareholders and your account number before we can sell your shares. We will wire the proceeds from the sale to your bank account on the same day if we receive your request before the later of the Fund's cut-off time or 2:00 p.m. Eastern time. The money will be wired the next day for requests we receive after this deadline. Federal law allows the Funds to suspend a sale or postpone payment for more than seven business days under unusual circumstances.

SELLING SHARES

THROUGH YOUR FINANCIAL SERVICE FIRMS
Tell your firm which Funds you want to sell. They'll send all necessary documents to the Chase Vista Funds Service Center.

THROUGH THE VISTA SERVICE CENTER
Call 1-800-62-CHASE. We'll send the proceeds by wire only to the bank account on our records. We charge $10 for each transaction by wire.

OTHER INFORMATION CONCERNING THE FUNDS

We may close your account if the balance falls below $1,000,000. We'll give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold a Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Funds will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the Chase Vista Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Vista Fund Distributors Inc. (VFD) is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with Chase.

The Funds have agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.10% of the average daily net assets of the Institutional Shares of each Fund held by investors serviced by the shareholder servicing agent.

Chase and/or VFD may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of the fund attributable to shares of the Fund held by customers of those shareholder servicing agents.

Each Fund may issue multiple classes of shares. This prospectus relates only to Institutional shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive different amount for each class.

Chase and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. This information can be used for a variety of purposes, including offering investment and insurance products to share holders.

DISTRIBUTIONS AND TAXES

The Funds can earn income and they can realize capital gain. The Funds deduct any expenses then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. We distribute the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends won't be affected by the form in which you receive them. We distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income by the Tax Free Funds are not subject to federal income taxes but will generally be subject to state and local taxes. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may

HOW YOUR ACCOUNT WORKS

also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The above is only a general summary of tax implications of investing in these Funds. Please consult your tax advisor to see how investing in the Funds will affect your own tax situation.

SHAREHOLDER SERVICES

EXCHANGE PRIVILEGES

You can exchange your Institutional shares for shares in certain other Vista funds. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the fund you want to buy before making an exchange. You'll need to meet any minimum investment requirements and may have to pay a sales commission. Call 1-800-62-CHASE for details.

You should not exchange shares as means of short-term trading as this could increase management cost and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

EXCHANGE BY PHONE

You may also use our Telephone Exchange Privilege. You can get information by contacting the Chase Vista Funds Service Center or your investment representative.

WHAT THE TERMS MEAN

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: a fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand the Funds' financial performance for each of the past five years (or for the periods since shares were first offered). The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions).


The following tables provide selected per share data and ratios for one Institutional Class share outstanding throughout each period shown.


This information is supplemented by the financial statements including accompanying notes appearing in the Funds' Annual Report to Shareholders for the year ended August 31, 2000, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Funds or their Shareholder Servicing Agent.


The financial statements, which include the financial highlights, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

FINANCIAL HIGHLIGHTS

CHASE VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

                                           Year      Year       Year     Year   6/30/96*
                                          ended     ended      ended    ended    through
                                        8/31/00   8/31/99    8/31/98  8/31/97    8/31/96
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $1.00     $1.00      $1.00    $1.00      $1.00
----------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                   0.05      0.05       0.05     0.05       0.01
  Less distributions:
   Dividends from net investment income    0.05      0.05       0.05     0.05       0.01
----------------------------------------------------------------------------------------
Net asset value, end of period            $1.00     $1.00      $1.00    $1.00      $1.00
----------------------------------------------------------------------------------------
TOTAL RETURN                              5.38%     4.67%      5.30%    5.20%      1.23%
========================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------
Net assets, end of period (millions)       $872      $895     $1,796      $81         $1
----------------------------------------------------------------------------------------
Ratio of expenses to
average net assets(#)                     0.25%     0.24%      0.21%    0.27%      0.21%
----------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets(#)                  5.26%     4.51%      5.13%    5.06%      3.65%
----------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits to
average net assets(#)                     0.34%     0.32%      0.25%    0.27%      0.21%
----------------------------------------------------------------------------------------
Ratio of net investment income
without waivers, reimbursements and
earnings credits to average net assets(#) 5.17%     4.43%      5.09%    5.06%      3.65%
----------------------------------------------------------------------------------------

  *Commencement of offering shares.
  #Short periods have been annualized.

CHASE VISTA TREASURY PLUS MONEY MARKET FUND


                                         Year      Year       Year     Year       Year
                                        ended     ended      ended    ended      ended
                                      8/31/00   8/31/99    8/31/98  8/31/97    8/31/96
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------
Net asset value,
beginning of period                     $1.00     $1.00      $1.00    $1.00      $1.00
--------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                 0.06      0.05       0.05     0.05       0.05
  Less distributions:
   Dividends from net investment income  0.06      0.05       0.05     0.05       0.05
--------------------------------------------------------------------------------------
Net asset value, end of period          $1.00     $1.00      $1.00    $1.00      $1.00
--------------------------------------------------------------------------------------
TOTAL RETURN                            5.65%     4.75%      5.44%    5.24%      5.29%
======================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------
Net assets, end of period (millions)     $904      $980       $876     $292       $189
--------------------------------------------------------------------------------------
Ratio of expenses to
average net assets                      0.25%     0.24%      0.21%    0.26%      0.30%
--------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets                   5.48%     4.61%      5.29%    5.16%      5.11%
--------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits to
average net assets                      0.36%     0.31%      0.25%    0.26%      0.38%
--------------------------------------------------------------------------------------
Ratio of net investment income
without waivers, reimbursements and
earnings credits to average net assets  5.37%     4.54%      5.25%    5.16%      5.03%
--------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

CHASE VISTA FEDERAL MONEY MARKET FUND


                                         Year      Year       Year     Year       Year
                                        ended     ended      ended    ended      ended
                                      8/31/00   8/31/99    8/31/98  8/31/97    8/31/96
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------
Net asset value,
beginning of period                     $1.00     $1.00      $1.00    $1.00      $1.00
--------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                 0.06      0.05       0.05     0.05       0.05
  Less distributions:
   Dividends from net investment income  0.06      0.05       0.05     0.05       0.05
--------------------------------------------------------------------------------------
Net asset value, end of period          $1.00     $1.00      $1.00    $1.00      $1.00
--------------------------------------------------------------------------------------
TOTAL RETURN                            5.75%     4.92%      5.46%    5.35%      5.35%
======================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------
Net assets, end of period (millions)     $287      $248       $198     $131       $141
--------------------------------------------------------------------------------------
Ratio of expenses to
average net assets                      0.26%     0.26%      0.27%    0.27%      0.30%
--------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets                   5.61%     4.79%      5.32%    5.23%      5.20%
--------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits to
average net assets                      0.34%     0.34%      0.27%    0.27%      0.30%
--------------------------------------------------------------------------------------
Ratio of net investment income
without waivers, reimbursements and
earnings credits to average net assets  5.53%     4.71%      5.32%    5.23%      5.20%
--------------------------------------------------------------------------------------

CHASE VISTA U.S. GOVERNMENT MONEY MARKET FUND


                                         Year      Year       Year     Year       Year
                                        ended     ended      ended    ended      ended
                                      8/31/00   8/31/99    8/31/98  8/31/97    8/31/96
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------
Net asset value,
beginning of period                     $1.00     $1.00      $1.00    $1.00      $1.00
--------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                 0.06      0.05       0.05     0.05       0.05
  Less distributions:
   Dividends from net investment income  0.06      0.05       0.05     0.05       0.05
--------------------------------------------------------------------------------------
Net asset value, end of period          $1.00     $1.00      $1.00    $1.00      $1.00
--------------------------------------------------------------------------------------
TOTAL RETURN                            5.83%     4.92%      5.51%    5.40%      5.45%
======================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------
Net assets, end of period (millions)   $2,639    $2,913     $2,797   $2,955     $1,182
--------------------------------------------------------------------------------------
Ratio of expenses to
average net assets                      0.26%     0.25%      0.24%    0.24%      0.27%
--------------------------------------------------------------------------------------
Ratio of net investment income
to average net asset                    5.66%     4.80%      5.36%    5.29%      5.30%
--------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits to
average net assets                      0.33%     0.31%      0.24%    0.24%      0.27%
--------------------------------------------------------------------------------------
Ratio of net investment income
without waivers, reimbursements and
earnings credits to average net assets  5.59%     4.74%      5.36%    5.29%      5.30%
--------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

CHASE VISTA PRIME MONEY MARKET FUND


                                         Year      Year       Year     Year       Year
                                        ended     ended      ended    ended      ended
                                      8/31/00   8/31/99    8/31/98  8/31/97    8/31/96
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------
Net asset value,
beginning of period                     $1.00     $1.00      $1.00    $1.00      $1.00
--------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                 0.06      0.05       0.06     0.05       0.05
  Less distributions:
   Dividends from net investment income  0.06      0.05       0.06     0.05       0.05
--------------------------------------------------------------------------------------
Net asset value, end of period          $1.00     $1.00      $1.00    $1.00      $1.00
--------------------------------------------------------------------------------------
TOTAL RETURN                            6.01%     5.10%      5.65%    5.49%      5.51%
======================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------
Net assets, end of period (millions)   $9,430    $8,161     $4,722   $1,348       $725
--------------------------------------------------------------------------------------
Ratio of expenses to
average net assets                      0.26%     0.26%      0.24%    0.25%      0.26%
--------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets                   5.86%     4.96%      5.50%    5.37%      5.33%
--------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits to
average net assets                      0.33%     0.33%      0.24%    0.25%      0.26%
--------------------------------------------------------------------------------------
Ratio of net investment income
without waivers, reimbursements and
earnings credits to average net assets  5.79%     4.89%      5.50%    5.37%      5.33%
--------------------------------------------------------------------------------------

CHASE VISTA TAX FREE MONEY MARKET FUND


                                         Year      Year       Year     Year       Year
                                        ended     ended      ended    ended      ended
                                      8/31/00   8/31/99    8/31/98  8/31/97    8/31/96
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------
Net asset value,
beginning of period                     $1.00     $1.00      $1.00    $1.00      $1.00
--------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                 0.04      0.03       0.03     0.04       0.03
  Less distributions:
   Dividends from net investment income  0.04      0.03       0.03     0.04       0.03
--------------------------------------------------------------------------------------
Net asset value, end of period          $1.00     $1.00      $1.00    $1.00      $1.00
--------------------------------------------------------------------------------------
TOTAL RETURN                            3.71%     3.07%      3.45%    3.45%      3.40%
======================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------
Net assets, end of period (millions)     $640      $476       $410     $286       $149
--------------------------------------------------------------------------------------
Ratio of expenses to
average net assets                      0.26%     0.26%      0.26%    0.26%      0.31%
--------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets                   3.67%     3.01%      3.37%    3.41%      3.33%
--------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits
to average net assets                   0.39%     0.35%      0.26%    0.26%      0.31%
--------------------------------------------------------------------------------------
Ratio of net investment income
without waivers, reimbursements and
earnings credits to average net assets  3.54%     2.92%      3.37%    3.41%      3.33%
--------------------------------------------------------------------------------------

HOW TO REACH US

MORE INFORMATION

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. That means, by law, it's considered to be part of this prospectus.


You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-34-VISTA or writing to:


CHASE VISTA FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392


If you buy your shares through The Chase Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information online at www.chasevista.com on the internet.


You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section, and copy the documents while you're there.


PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102.
1-202-942-8090
EMAIL: publicinfo@sec.gov


Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.


The Fund's Investment Company Act File No. is 811-8358.


Chase Vista Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039

PROSPECTUS DECEMBER 29, 2000



CHASE VISTA
MONEY MARKET FUNDS

RESERVE SHARES

FEDERAL MONEY
MARKET FUND

PRIME MONEY
MARKET FUND

TAX FREE MONEY
MARKET FUND

NEW YORK TAX FREE
MONEY MARKET FUND

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF SECURITIES OF ANY OF THE FUNDS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIME TO INDICATE OTHERWISE.
[GRAPHIC]
[LOGO] CHASE
THE RIGHT RELATIONSHIP IS EVERYTHING.-Registered Trademark-


PSMMRS-1-1200X

FEDERAL MONEY MARKET FUND                         1

PRIME MONEY MARKET FUND                           5

TAX FREE MONEY MARKET FUND                       10

NEW YORK TAX FREE MONEY MARKET FUND              16

THE FUNDS' INVESTMENT ADVISER                    21

HOW YOUR ACCOUNT WORKS                           22

BUYING FUND SHARES                               22

SELLING FUND SHARES                              23

OTHER INFORMATION CONCERNING THE FUNDS           24

DISTRIBUTIONS AND TAXES                          25

WHAT THE TERMS MEAN                              26

HOW TO REACH US                          BACK COVER

CHASE VISTA FEDERAL MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide current income while still preserving capital and maintaining liquidity.

THE FUND'S MAIN  INVESTMENT STRATEGY

The Fund invests primarily in:

- direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and

- debt securities that certain U.S. government agencies or authorities have either issued or guaranteed as to principal and interest.

The Fund does not enter into repurchase agreements. The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees, in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

CHASE VISTA FEDERAL MONEY MARKET FUND

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

THE FUND'S MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.
[SIDEBAR]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FEDERAL MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception.



The performance for the period before Reserve Class Shares were launched in July 2000 is based upon the performance for the Vista Class Shares of the Fund. The actual returns of Reserve Class shares would have been lower than shown because Reserve Class shares have higher expenses than Vista Class shares.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


YEAR-BY-YEAR RETURNS
PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE.



THE BARS FOR 1995 THROUGH 1999 ARE BASED UPON THE PERFORMANCE FOR THE VISTA CLASS SHARES OF THE FUND.

[BAR CHART]

1995      5.31%
1996      4.81%
1997      4.98%
1998      4.87%
1999      4.52%


THE TOTAL RETURN FOR THE FUND FROM JANUARY 1, 2000 TO SEPTEMBER 30, 2000 WAS 4.13%.


------------------------------------
BEST QUARTER                   1.33%
------------------------------------
                   2ND QUARTER, 1995
------------------------------------
 WORST QUARTER                 1.05%
------------------------------------
                   1ST QUARTER, 1999

AVERAGE ANNUAL TOTAL RETURNS,
FOR THE PERIODS ENDING DECEMBER 31, 1999


                                                              SINCE INCEPTION
                              PAST 1 YEAR     PAST 5 YEARS    (4/20/94)
-------------------------------------------------------------------------------
 RESERVE SHARES               4.52%           4.89%           4.81%
-------------------------------------------------------------------------------

CHASE VISTA FEDERAL MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
-------------------------------------------------------------------------------
 NONE
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*



                                                                 TOTAL ANNUAL
                       MANAGEMENT    DISTRIBUTION    OTHER       FUND OPERATING
 CLASS OF SHARES       FEES          (12B-1) FEES    EXPENSES    EXPENSES
-------------------------------------------------------------------------------
 RESERVE SHARES        0.10%           0.30%         1.04%       1.44%
-------------------------------------------------------------------------------



* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.

THE ACTUAL DISTRIBUTION FEES ARE EXPECTED TO BE 0.00%, THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.69% AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.79%. THAT IS BECAUSE THE CHASE MANHATTAN BANK (CHASE) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. CHASE AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.

THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.



EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:



-  you invest $10,000
-  you sell all your shares at the end of the period
-  your investment has a 5% return each year
-  you reinvested all your dividends, and
- the Fund's operating expenses are not waived and remain the same as shown above.



Although your actual costs may be higher or lower, based on these assumptions, your costs would be:




                                1 YEAR      3 YEARS     5 YEARS      10 YEARS
-------------------------------------------------------------------------------
 RESERVE SHARES                 $147        $456        $787         $1,724
-------------------------------------------------------------------------------

CHASE VISTA PRIME MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY


The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

-  debt securities issued or guaranteed by qualified banks. These are:

   - U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

   - foreign banks with the equivalent of more than $10 billion in total assets and which have branches or agencies in the U.S.

   - other U.S. or foreign commercial banks which the Fund's advisers judge to have comparable credit standing

- securities issued or guaranteed by the U.S. Government, its agencies or authorities

-  asset-backed securities

-  repurchase agreements

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

CHASE VISTA PRIME MONEY MARKET FUND

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees, in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

THE FUND'S MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

Investments in foreign banks and other foreign issuers may be riskier than investments in the United States. That could be, in part, because of difficulty converting investments into cash, political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PRIME MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

CHASE VISTA PRIME MONEY MARKET FUND

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception.


The performance for the period before Reserve Class Shares were launched in July 2000 is based upon the performance for the Vista Class Shares of the Fund. The actual returns of Reserve Class shares would have been lower than shown because Reserve Class shares have higher expenses than Vista Class shares.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.



YEAR-BY-YEAR RETURNS
PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE.


THE BARS FOR 1994 THROUGH 1999 ARE BASED UPON THE PERFORMANCE FOR THE VISTA CLASS SHARES OF THE FUND.


[BAR CHART]

1994          3.39%
1995          4.59%
1996          4.13%
1997          4.49%
1998          4.60%
1999          4.82%


THE TOTAL RETURN FOR THE FUND FROM JANUARY 1, 2000 TO SEPTEMBER 30, 2000 WAS 4.37%.


-------------------------------------
BEST QUARTER                    1.30%
-------------------------------------
                    4TH QUARTER, 1999
-------------------------------------
 WORST QUARTER                  0.75%
-------------------------------------
                    1ST QUARTER, 1994


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 1999



                                                            SINCE INCEPTION
                             PAST 1 YEAR    PAST 5 YEARS    (11/15/93)
-------------------------------------------------------------------------------
RESERVE SHARES               4.82%          4.52%           4.29%
-------------------------------------------------------------------------------

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

-------------------------------------------------------------------------------
NONE
-------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*




                                                               TOTAL ANNUAL
                    MANAGEMENT    DISTRIBUTION    OTHER        FUND OPERATING
CLASS OF SHARES     FEES          (12B-1) FEES    EXPENSES     EXPENSES
-------------------------------------------------------------------------------
RESERVE SHARES      0.10%         0.30%           1.05%        1.45%
-------------------------------------------------------------------------------



* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR. THE ACTUAL DISTRIBUTION FEES ARE EXPECTED TO BE 0.00%, THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.69% AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.79%. THAT IS BECAUSE THE CHASE MANHATTAN BANK (CHASE) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. CHASE AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.



THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.



EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:



-  you invest $10,000
-  you sell all your shares at the end of the period
-  your investment has a 5% return each year
-  you reinvested all your dividends, and
- the Fund's operating expenses are not waived and remain the same as shown above.



Although your actual costs may be higher or lower, based on these assumptions, your costs would be:




                               1 YEAR      3 YEARS     5 YEARS      10 YEARS
-------------------------------------------------------------------------------
RESERVE SHARES                 $148        $459        $792         $1,735
-------------------------------------------------------------------------------

CHASE VISTA TAX FREE MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income which is excluded from gross income (for federal income tax purposes), while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund will try to invest 100% of its assets in municipal obligations, the interest on which is excluded from gross income (for federal income tax purposes) and which is not subject to the alternative minimum tax on individuals.

As a fundamental policy, the Fund will invest at least 80% of its assets in municipal obligations. The remaining 20% of total assets may be invested in securities which are subject to federal income tax or the federal alternative minimum tax for individuals. To temporarily defend its assets, the Fund may exceed this limit.

The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

The Fund invests only in securities issued and payable in U.S. dollars.

Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees, in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The dollar-weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of its non-fundamental investment policies (except its investment objective) without shareholder approval.

CHASE VISTA TAX FREE MONEY MARKET FUND

THE FUND'S MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risk. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

Interest on certain municipal obligations is subject to the federal alternative minimum tax. Normally, up to 20% of the Fund's total assets may be invested in securities that are subject to this tax. Consult your tax professional for more information.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, in part, because of political and economic instability, the imposition of government

[SIDEBAR]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE TAX FREE MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

controls, or regulations that don't match U.S. standards.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems among the institutions issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

CHASE VISTA TAX FREE MONEY MARKET FUND

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years.


The performance for the period before Reserve Class Shares were launched in July 2000 is based upon the performance for the Vista Class Shares of the Fund. The actual returns of Reserve Class shares would have been lower than shown because Reserve Class shares have higher expenses than Vista Class shares.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE.

THE BARS FOR 1990 THROUGH 1999 ARE BASED UPON THE PERFORMANCE FOR THE VISTA CLASS SHARES OF THE FUND.


[BAR CHART]

1990  5.45%
1991  4.07%
1992  2.52%
1993  1.82%
1994  2.15%
1995  3.13%
1996  2.91%
1997  3.16%
1998  2.99%
1999  2.77%


THE TOTAL RETURN FOR THE FUND FROM JANUARY 1, 2000 TO SEPTEMBER 30, 2000 WAS 2.63%.


---------------------------------------------------
BEST QUARTER                   1.38%
---------------------------------------------------
                   2ND QUARTER, 1990
                   4TH QUARTER, 1990

---------------------------------------------------
WORST QUARTER                  0.41%
---------------------------------------------------
                   1ST QUARTER, 1994


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 1999
                                               PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
-----------------------------------------------------------------------------------------
 RESERVE SHARES                                   2.77%          2.99%           3.09%
-----------------------------------------------------------------------------------------

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

--------------------------------------------------------------------------------
 NONE
--------------------------------------------------------------------------------

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*



                                                                     TOTAL ANNUAL
                      MANAGEMENT      DISTRIBUTION   OTHER           FUND OPERATING
 CLASS OF SHARES      FEES            (12B-1) FEES   EXPENSES        EXPENSES
-----------------------------------------------------------------------------------
 RESERVE SHARES       0.10%           0.30%          1.04%           1.44%
-----------------------------------------------------------------------------------



* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.



THE ACTUAL DISTRIBUTION FEES ARE EXPECTED TO BE 0.00%, THE ACTUAL OTHER EXPENSES AND ARE EXPECTED TO BE 0.69% AND TOTAL ANNUAL FUND OPERATING EXPENSES AND ARE NOT EXPECTED TO EXCEED 0.79%. THAT IS BECAUSE THE CHASE MANHATTAN BANK (CHASE) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. CHASE AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.



THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.



EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:



- you invest $10,000



- you sell all your shares at the end of the period



- your investment has a 5% return each year



- you reinvested all your dividends, and



- the Fund's operating expenses are not waived and remain the same as shown above.



Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                1 YEAR      3 YEARS     5 YEARS      10 YEARS
-------------------------------------------------------------------------------
 RESERVE SHARES                 $147        $456        $787         $1,724
-------------------------------------------------------------------------------

CHASE VISTA NEW YORK TAX FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund will generally invest at least 65% of its assets in New York municipal obligations, the interest of which is exempt from gross income and exempt from New York State and New York City personal income taxes. The exact percentage will vary from time to time. New York municipal obligations are municipal obligations issued by New York State, its political subdivisions, Puerto Rico, other U.S. territories and their political subdivisions.

When suitable New York municipal obligations are unavailable, the Fund may buy municipal obligations issued by other states. These are generally subject to New York State and New York City personal income taxes.

As a fundamental policy, under normal market conditions, the Fund will invest at least 80% of its assets in municipal obligations, the interest on which is excluded from gross income and which is not subject to the federal alternate minimum tax on individuals. The remaining 20% of its total assets may be invested in securities paying interest which is subject to federal income tax or to the alternate minimum tax on individuals. To temporarily defend its assets, the Fund may exceed this limit.

The Fund may also invest in municipal lease obligations. These provide partici-pation in municipal lease agreements and installment purchase contracts.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest or second-highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees, in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers. The dollar-weighted average maturity of the Fund will be 90 days or less.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of its non-fundamental investment policies (except its investment objective) without shareholder approval.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE NEW YORK TAX FREE MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

CHASE VISTA NEW YORK TAX FREE MONEY MARKET FUND

THE MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

The Fund will be particularly susceptible to difficulties affecting New York State and its municipalities. Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipal issuers, including the State of New York and New York City, have a recent history of financial problems. Such problems could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risk. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

Interest on certain municipal obligations is subject to the federal alternative minimum tax. Normally, up to 20% of the Fund's total assets may be invested in securities that are subject to this tax. Consult your tax professional for more information.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems among the institutions issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years.


The performance for the period before Reserve Class Shares were launched in July 2000 is based upon the performance for the Vista Class Shares of the Fund. The actual returns of Reserve Class shares would have been lower than shown because Reserve Class shares have higher expenses than Vista Class shares.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE.

THE BARS FOR 1990 THROUGH 1999 ARE BASED UPON THE PERFORMANCE FOR THE VISTA CLASS SHARES OF THE FUND.

[BAR CHART]


1990  4.94%
1991  3.64%
1992  2.30%
1993  1.67%
1994  2.07%
1995  3.03%
1996  2.81%
1997  3.09%
1998  2.90%
1999  2.72%

THE TOTAL RETURN FOR THE FUND FROM JANUARY 1, 2000 TO SEPTEMBER 30, 2000 WAS 2.54%.

------------------------------------
BEST QUARTER                  1.25%
------------------------------------
                  2ND QUARTER, 1990

------------------------------------
 WORST QUARTER                0.38%
------------------------------------
                  1ST QUARTER, 1994

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 1999


                                            PAST 1 YEAR     PAST 5 YEARS     PAST 10 YEARS
--------------------------------------------------------------------------------------------
 VISTA SHARES                               2.72%           2.91%            2.91%
--------------------------------------------------------------------------------------------

CHASE VISTA NEW YORK TAX FREE MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

-------------------------------------------------------------------------------
 NONE
-------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                                  TOTAL ANNUAL
                   MANAGEMENT      DISTRIBUTION   OTHER           FUND OPERATING
 CLASS OF SHARES   FEES            (12B-1) FEES   EXPENSES        EXPENSES
---------------------------------------------------------------------------------
 RESERVE SHARES    0.10%           0.30%          1.09%           1.49%
---------------------------------------------------------------------------------


* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.


THE ACTUAL DISTRIBUTION FEES ARE EXPECTED TO BE 0.00%, THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.69% AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.79%. THAT IS BECAUSE THE CHASE MANHATTAN BANK (CHASE) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. CHASE AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.


THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:


-   you invest $10,000
-   you sell all your shares at the end of the period
-   your investment has a 5% return each year
-   you reinvested all your dividends, and
- the Fund's operating expenses are not waived and remain the same as shown above.


Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                1 YEAR      3 YEARS     5 YEARS      10 YEARS
-------------------------------------------------------------------------------
 RESERVE SHARES                 $152        $471        $813         $1,779
-------------------------------------------------------------------------------

THE FUNDS' INVESTMENT ADVISER

THE FUNDS' INVESTMENT ADVISER

The Chase Manhattan Bank (Chase) is the investment adviser to the Funds. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation (CMC), a bank holding company. Chase provides the Funds with investment advice and supervision. Chase and its predecessors have more than a century of money management experience. Chase is located at 270 Park Avenue, New York, New York 10017.


For the fiscal year ended August 31, 2000, Chase was paid a management fee of 0.10% of the average daily net assets of each Fund.


Chase Fleming Asset Management (USA) Inc. (CFAM (USA)) is the sub-adviser to all the Funds except the Tax Free Money Market Fund. It makes the day to day investment decisions for those Funds. Chase pays CFAM (USA) a sub-advisory fee for its services. CFAM (USA) is a wholly owned subsidiary of Chase. CFAM (USA) provides discretionary investment services to institutional clients and is located at 1211 Avenue of the Americas, New York, NY 10036.


The Tax Free Money Market Fund does not have a sub-adviser. It is anticipated that Chase will transfer its investment advisory business to CFAM(USA) in the first quarter of 2001.

HOW YOUR ACCOUNT WORKS

Reserve shares are available for purchase only through participating sweep programs offered through Chase or other financial institutions. All purchases and redemptions on an investor's behalf will be placed through the customer's sweep agent or representative.

BUYING FUND SHARES

You don't pay any sales charge (sometimes called a load) when you buy shares in these funds.

The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. All of these Funds seek to maintain a stable NAV of $1.00. Each Fund uses the amortized cost to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of 6:00 p.m. Eastern time, each day the Funds are accepting purchase orders. You'll pay the next NAV calculated after the Chase Vista Funds Service Center receives your sweep agent's or representative's order in proper form. An order is in proper form only after funds are converted into federal funds.


The center accepts purchase orders on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If we receive your sweep agent's or representative's order in proper form by a Fund's cut-off time, we'll process the order at that day's price and you'll be entitled to all dividends declared on that day. If we receive the order after the cut-off time, we'll generally process it at the next day's price, but for Tax Free, New York Tax Free and Federal Money Market Fund orders we may process it the same day if we receive it after cut off but before the later of the Fund's cut-off time or 4:00 p.m. (Eastern time). Normally, the cut-off (in Eastern time) is:

-------------------------------------------------------------------------------
 TAX FREE MONEY
 MARKET FUND            NOON
-------------------------------------------------------------------------------
 NEW YORK TAX FREE
 MONEY MARKET FUND      NOON
-------------------------------------------------------------------------------
 FEDERAL MONEY
 MARKET FUND            2:00 P.M.
-------------------------------------------------------------------------------
 PRIME MONEY
 MARKET FUND            5:00 P.M.
-------------------------------------------------------------------------------

The Funds may close earlier a few days each year if the Public Securities Association recommends that the U.S. Government securities market close trading early. You should consult your cash sweep agreement for more information on when your sweep agent or representative transmits purchase orders to the Funds.

The Funds have the right to reject any purchase order.

OPENING YOUR ACCOUNT AND
BUYING SHARES

Accounts are opened and purchases are made through your sweep agent or representative. Consult your sweep agent or representative to learn how to designate a Fund for investment. Your sweep agent or representative may charge you a fee and may offer services in addition to sweep services, such as special purchase and redemption programs, cash advances and redemption checks. Although the Funds have no minimum investment required, your sweep agent or representative may set a minimum investment requirement, as well as earlier cut-off times.

SELLING FUND SHARES

Orders to sell Fund shares are accepted on any day the Chase Vista Funds Service Center is open for trading. You'll receive the next NAV calculated after the Chase Vista Funds Service Center accepts your sweep agent's or representative's order. Your sweep agent or representative is responsible for sending us the necessary instructions and may charge you for this service.


Under normal circumstances, if a request is received before a Fund's cut-off time, the Fund will send your

HOW YOUR ACCOUNT WORKS

sweep agent or representative the proceeds the same business day. Each Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

DISTRIBUTION ARRANGEMENTS

Vista Fund Distributors Inc. (VFD) is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with Chase. All of the Funds have adopted a Rule 12b-1 distribution and service plan under which they pay up to 0.30% of their Reserve Class assets in distribution fees.

These payments cover such things as payments for services provided by broker-dealers and expenses connected to sale of shares. Payments are not tied to the amount of actual expenses incurred. Because 12b-1 expenses are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.


Under the plan, the Funds have also entered into agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.35% of the average daily net assets of the Reserve Shares of each Fund held by investors serviced by the shareholder servicing agent. These fees are payable for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of Fund shares. The Board of Trustees has determined that the amount payable for "service fees" (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to the Reserve Shares of each Fund.

Chase and/or VFD may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of the fund attributable to shares of the Fund held by customers of those shareholder servicing agents.

OTHER INFORMATION CONCERNING THE FUNDS

Each Fund may issue multiple classes of shares. This prospectus relates only to the Reserve Class shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

Chase and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. This information can be used for a variety of purposes, including offering investment and insurance products to shareholders.

DISTRIBUTIONS AND TAXES

The Funds can earn income and they can realize capital gain. The Funds will deduct from these earnings any expenses and then pay to shareholders the distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. We distribute the dividends monthly in the form of additional shares, unless your sweep agent or representative tells us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends won't be affected by the form in which you receive them. We distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income by the Tax Free Money Market Fund and the New York Tax Free Money Market Fund are not subject to federal income taxes but will generally be subject to state and local taxes. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares.

Early in each calendar year, the Funds will provide a notice showing the amount of distributions paid in the preceding year and the tax status of those distributions.


The above is only a general summary of tax implications of investing in these Funds. Please consult your tax advisor to see how investing in the Funds will affect your own tax situation.

WHAT THE TERMS MEAN


COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand the Funds' financial performance for the period since shares were first offered. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions).


The following tables provide selected per share data and ratios for one Reserve Class share outstanding from July 31, 2000 (commencement of offering) through August 31, 2000.


This information is supplemented by the financial statements including accompanying notes appearing in the Funds' Annual Report to Shareholders for the year ended August 31, 2000, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Funds or their Shareholder Servicing Agent.


The financial statements, which include the financial highlights, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

FINANCIAL HIGHLIGHTS

CHASE VISTA MONEY MARKET FUNDS



                                                                             NEW YORK
                                             FEDERAL      PRIME   TAX FREE   TAX FREE
                                               MONEY      MONEY      MONEY      MONEY
                                              MARKET     MARKET     MARKET     MARKET
                                                FUND       FUND       FUND       FUND
                                            7/31/00*   7/31/00*   7/31/00*   7/31/00*
                                             Through    Through    Through    Through
                                             8/31/00    8/31/00    8/31/00    8/31/00
                                             -------    -------    -------    -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period           $1.00      $1.00      $1.00      $1.00
                                               -----      -----      -----      -----
  Income from investment operations:
   Net investment income                        0.01       0.01         --         --
                                                ----       ----         --         --
  Less distributions:
   Dividends from net investment income         0.01       0.01         --         --
                                                ----       ----         --         --
Net asset value, end of period                 $1.00      $1.00      $1.00      $1.00
                                               -----      -----      -----      -----
TOTAL RETURN                                   0.49%      0.50%      0.30%      0.28%
                                               -----      -----      -----      -----
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)              $+         $+         $+         $+
                                                  --         --         --         --
Ratio of expenses to
average net assets#                            0.79%      0.79%      0.79%      0.79%
                                               -----      -----      -----      -----
Ratio of net investment income
to average net assets#                         5.08%      5.33%      3.13%      3.04%
                                               -----      -----      -----      -----
Ratio of expenses without waivers,
reimbursements and earnings credits
to average net assets#                         1.44%      1.45%      1.44%      1.49%
                                               -----      -----      -----      -----
Ratio of net investment income without
waivers, reimbursements and earnings
credits to average net assets#                 4.43%      4.67%      2.48%      2.34%
                                               -----      -----      -----      -----


  *Commencement of offering of shares.


  #Short periods have been annualized.


  +Amount rounds to less than one million

                       THIS PAGE INTENTIONALLY LEFT BLANK

HOW TO REACH US

MORE INFORMATION

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund's investments and performance.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. That means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-34-VISTA or writing to:

CHASE VISTA FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

If you buy your shares through The Chase Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information online at www.chasevista.com on the internet.

You can write the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-6009.
1-800-SEC-0330

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.

The Fund's Investment Company Act File No. is 811-8358.


-C-The Chase Manhattan Corporation, 2000. All Rights Reserved.         July 2000

      [LOGO]
CHASE VISTA FUNDS-SM-

Chase Vista Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039

PROSPECTUS DECEMBER 29, 2000


                                  CHASE VISTA TAX FREE
                                  INCOME FUNDS


                                  THIS PROSPECTUS OFFERS:
                                  CLASS A SHARES OF ALL FUNDS
                                  PLUS
                                  CLASS B SHARES OF TAX FREE
                                  INCOME FUND AND NEW YORK TAX
                                  FREE INCOME FUND


TAX FREE INCOME
FUND

NEW YORK TAX FREE
INCOME FUND

CALIFORNIA
INTERMEDIATE TAX
FREE FUND

                                          The Securities and Exchange Commission
                                          has not approved or disapproved these
                                          securities or determined if this
                                          prospectus is truthful or complete.
                                          Any representation to the contrary is
                                          a criminal offense.



                                   [LOGO] CHASE
                                   ---------------------------------------------
                                   THE RIGHT RELATIONSHIP IS EVERYTHING.



                                                                  PSTFI-1-1200 X

 TAX FREE INCOME FUND                                                          1
 NEW YORK TAX FREE INCOME FUND                                                 9
 CALIFORNIA INTERMEDIATE TAX FREE FUND                                        19
 THE FUNDS' INVESTMENT ADVISER                                                26


 HOW YOUR ACCOUNT WORKS                                                       27


 ABOUT SALES CHARGES                                                          27
 BUYING FUND SHARES                                                           29
 SELLING FUND SHARES                                                          30
 EXCHANGING FUND SHARES                                                       31
 OTHER INFORMATION CONCERNING THE FUNDS                                       32
 DISTRIBUTIONS AND TAXES                                                      33


 SHAREHOLDER SERVICES                                                         35


 WHAT THE TERMS MEAN                                                          36


 FINANCIAL HIGHLIGHTS                                                         37

 HOW TO REACH US                                                      Back cover

CHASE VISTA TAX FREE INCOME FUND


THE FUND'S OBJECTIVE
The Fund seeks to provide monthly dividends which are excluded from gross income and to protect the value of your investment by investing primarily in municipal obligations.


THE FUND'S MAIN INVESTMENT STRATEGY

As a fundamental policy, the Fund normally invests at least 80% of its assets in municipal obligations, the interest on which is excluded from gross income and which is also excluded from the federal alternative minimum tax on individuals.

The Fund invests in securities that are rated Baa or higher by Moody's Investors Service, Inc., BBB or higher by Standard & Poor's Corporation or the equivalent rating by another national rating organization or unrated securities of comparable quality.

The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used.

The Fund seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio.

CHASE VISTA TAX FREE INCOME FUND

Under normal market conditions, the Fund reserves the right to invest up to 20% of its total assets in securities that pay interest subject to federal income tax or the federal alternative minimum tax on individuals. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

No more than 25% of total assets may be invested in any one industry, other than governments and public authorities.

The Fund may invest in money market funds to increase its ability to easily convert investments into cash without losing a significant amount of money in the process.

The Fund may also invest in municipal lease obligations. These allow participations in municipal lease agreements or installments purchase contracts.

The Fund may invest up to 25% of its total assets in municipal obligations backed by letters of credit or guarantees from U.S. and foreign banks and other foreign institutions.

There may be times when there are not enough municipal securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities which may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (but may not change its investment objective) without shareholder approval.


[SIDENOTE]
FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Tax Free Income Fund.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

A municipality that gets into financial trouble could find it difficult to make interest and principal payments, which would hurt the Fund's returns and its ability to preserve capital and liquidity. A number of issuers have a recent history of significant financial difficulties. More than 5% of the Fund's assets may be invested in any one municipality which could increase this risk.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Normally, the fund may invest up to 20% of its total assets in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.


[SIDENOTE]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

CHASE VISTA TAX FREE INCOME FUND

The Fund may invest in municipal obligations backed by foreign institutions. These could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

The value of zero coupon securities and inverse floaters tends to fluctuate according to interest rate changes significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will be more volatile than a municipal security without it.

A forward commitment could lose value if the underlying security falls in value before the settlement date or if the other party defaults on its obligation to complete the transaction.

Derivatives may be more risky than other investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems among the institutions issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Class A shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return over the past one, five and ten years. It compares that performance to the Lehman Municipal Bond Index, a widely recognized benchmark for income funds, and the Lipper General Municipal Debt Funds Index, representing the performance of the 30 largest municipal income funds.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.




YEAR-BY-YEAR RETURNS

PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE.

THE PERFORMANCE FIGURES IN THE BAR CHART DO NOT REFLECT ANY DEDUCTION FOR THE FRONT-END SALES LOAD WHICH IS ASSESSED ON CLASS A SHARES. IF THE LOAD WERE REFLECTED, THE PERFORMANCE FIGURES WOULD HAVE BEEN LOWER.

                                    [CHART]

  1990     1991     1992     1993     1994     1995    1996    1997    1998     1999
  7.22%   14.04%   12.83%   15.02%   -7.64%   16.76%   3.99%   9.38%   5.88%   -4.14%

THE TOTAL RETURN FOR THE FUND FROM JANUARY 1, 2000 TO SEPTEMBER 30, 2000 WAS 7.07%.

--------------------------------------------------------------------------------
  BEST QUARTER                                                   7.35%
--------------------------------------------------------------------------------
                                                     1ST QUARTER, 1995
--------------------------------------------------------------------------------
  WORST QUARTER                                                 -6.53%
--------------------------------------------------------------------------------
                                                    1ST QUARTER,  1994

CHASE VISTA TAX FREE INCOME FUND


AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 1999

                                        PAST 1 YEAR    PAST 5 YEARS    PAST 10 YEARS
------------------------------------------------------------------------------------
 CLASS A SHARES                         -8.46%         5.18%           6.55%
------------------------------------------------------------------------------------
 CLASS B SHARES                         -9.61%         4.98%           6.50%
------------------------------------------------------------------------------------
 LEHMAN MUNICIPAL BOND INDEX            -2.06%         6.91%           6.89%
------------------------------------------------------------------------------------
 LIPPER GENERAL MUNICIPAL DEBT
------------------------------------------------------------------------------------
 FUNDS INDEX                            -4.07%         6.14%           6.29%
------------------------------------------------------------------------------------

THE PERFORMANCE FOR CLASS A SHARES REFLECTS THE DEDUCTION OF THE MAXIMUM FRONT-END SALES LOAD AND THE PERFORMANCE FOR CLASS B SHARES REFLECTS THE DEDUCTION OF THE APPLICABLE CONTINGENT DEFERRED SALES LOAD.

CLASS B SHARES WERE FIRST OFFERED ON NOVEMBER 4, 1993. THE PERFORMANCE FOR THE PERIOD BEFORE CLASS B SHARES WERE LAUNCHED IS BASED UPON PERFORMANCE FOR CLASS A SHARES OF THE FUND. THE ACTUAL RETURNS OF CLASS B SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE CLASS B SHARES HAVE HIGHER EXPENSES THAN CLASS A SHARES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):


                             MAXIMUM SALES CHARGE       MAXIMUM DEFERRED SALES
                             (LOAD) WHEN YOU BUY        CHARGE (LOAD) SHOWN AS
                             SHARES, SHOWN AS % OF THE  LOWER OF ORIGINAL PURCHASE
                             OFFERING PRICE(1)          PRICE OR REDEMPTION PROCEEDS
-------------------------------------------------------------------------------------
 CLASS A SHARES              4.50%                      NONE
-------------------------------------------------------------------------------------
 CLASS B SHARES              NONE                       5.00%
-------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                                    TOTAL ANNUAL
                   MANAGEMENT      DISTRIBUTION     OTHER           FUND OPERATING
 CLASS OF SHARES   FEES            (12B-1) FEES     EXPENSES        EXPENSES
------------------------------------------------------------------------------------
 CLASS A           0.30%           0.25%            0.84%           1.39%
------------------------------------------------------------------------------------
 CLASS B           0.30%           0.75%            0.84%           1.89%
------------------------------------------------------------------------------------


(1) THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.

 *  THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.

THE ACTUAL MANAGEMENT FEES ARE CURRENTLY EXPECTED TO BE 0.05%, ACTUAL DISTRIBUTION FEES FOR CLASS A SHARES ARE EXPECTED TO BE 0.00%, THE ACTUAL OTHER EXPENSES FOR CLASS A AND CLASS B SHARES ARE EXPECTED TO BE 0.70% AND 0.84%, RESPECTIVELY, AND TOTAL ANNUAL FUND OPERATING EXPENSES FOR CLASS A AND CLASS B SHARES ARE NOT EXPECTED TO EXCEED 0.75% AND 1.64%, RESPECTIVELY. THAT IS BECAUSE THE CHASE MANHATTAN BANK (CHASE) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. CHASE AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.

THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.

CHASE VISTA TAX FREE INCOME FUND

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:


- you invest $10,000
- you sell all your shares at the end of the period
- your investment has a 5% return each year
- you reinvested all your dividends, and
- the Fund's operating expenses are not waived and remain the same as shown above.


Although your actual costs may be higher or lower, based on these assumptions:


IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:


                                1 YEAR      3 YEARS     5 YEARS      10 YEARS
----------------------------------------------------------------------------------
 CLASS A*                       $585        $870        $1,176       $2,043
----------------------------------------------------------------------------------
 CLASS B**                      $692        $894        $1,221       $2,082***
----------------------------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COSTS WOULD BE:


                                1 YEAR      3 YEARS     5 YEARS      10 YEARS
----------------------------------------------------------------------------------
 CLASS B                        $192        $594        $1,021       $2,082***
----------------------------------------------------------------------------------


  * ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.
 ** ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD. *** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE BEEN
    OWNED FOR EIGHT YEARS.

CHASE VISTA NEW YORK TAX FREE INCOME FUND

THE FUND'S OBJECTIVE

The Fund seeks to provide monthly dividends that are excluded from gross income and exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.

THE FUND'S MAIN INVESTMENT STRATEGY

As a fundamental policy, the Fund normally invests at least 80% of its assets in New York municipal obligations. These investments generate interest that is excluded from gross income and is exempt from New York State and New York City income taxes, and from the federal alternative minimum tax on individuals.

New York municipal obligations are those issued by New York State, its political subdivisions, as well as Puerto Rico, other U.S. territories and their political subdivisions.

The Fund invests primarily in securities that are rated Baa or higher by Moody's Investors Service, Inc., BBB or higher by Standard & Poor's Corporation or the equivalent rating by another national rating organization or unrated securities of comparable quality.

The Fund may invest up to 25% of its total assets in lower-rated high yield securities (junk bonds). Lower-rated securities are those which are rated Ba or lower by Moody's, BB or lower by S&P or the equivalent of another national rating organization or unrated securities of comparable quality. High yield securities in the Fund's portfolio may be rated as low as C by Moody's or D by S&P, or the equivalent.

CHASE VISTA NEW YORK TAX FREE INCOME FUND

The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used.

The Fund seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio.

Under normal market conditions, the Fund reserves the right to invest up to 20% of its total assets in securities that pay interest subject to federal income tax or the federal alternative minimum tax on individuals. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

No more than 25% of total assets may be invested in any one industry, other than governments and public authorities.

The Fund may invest in money market funds to increase its ability to easily convert investments into cash without losing a significant amount of money in the process.

The Fund may also invest in municipal lease obligations. These allow participations in municipal lease agreements or installment purchase contracts.

[SIDEBAR]

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS

The Fund may invest up to 25% of its total assets in municipal obligations backed by letters of credit or guarantees from U.S. and foreign banks and other financial institutions.

There may be times when there are not enough municipal securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities which may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

CHASE VISTA NEW YORK TAX FREE INCOME FUND

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the New York Tax Free Income Fund.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

The Fund invests primarily in New York State and its municipalities and public authorities. A number of municipal issuers, including the State of New York and New York City, have a history of financial problems. If the state, or any of the local government bodies, gets into financial trouble, it could have trouble paying interest and principal. This would hurt the Fund's returns and its ability to preserve capital and liquidity. If more than 5% of the Fund's assets are invested in any one municipality, this risk could increase.

High yield debt securities may carry greater risks than securities which have a higher credit rating, including a high risk of default. The yields of lower-rated securities will move up and down over time. The credit rating of a high yield security evaluates the ability of the issuer to make principal and interest or dividend payments; it does not necessarily address its market value risk. Ratings and market value may change, positively or negatively, from time to time to reflect new developments regarding the issuer. However, since ratings may not always change quickly and frequently enough to reflect these new developments, the advisers perform their own analysis of high yield issuers. Because of this, the Fund's performance may depend more on subjective credit analysis than other funds which invest in investment-grade securities.

[SIDEBAR]

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFLIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

Companies which issue high yield securities are often young and growing and have a lot of debt. High yield securities are considered speculative, meaning there is a significant risk that the issuer may not be able to repay principal or pay interest or dividends on time. In addition, the issuer's other creditors may have the right to be paid before holders of the high yield security.

During an economic downturn, a period of rising interest rates or a recession, issuers of high yield securities that have a lot of debt may experience financial problems. They may not have enough cash to make their payments. An economic downturn could also hurt the market for lower-rated securities and the Fund.

The market for high yield securities is not as liquid as the markets for higher rated securities. This means that it may be harder to sell high yield securities, especially on short notice. The market could also be hurt by legal or tax changes.

Securities which are rated C or D may not pay interest, may be in default or may be considered to have an extremely poor chance of ever achieving any real investment standing.

The cost of investing in high yield markets is usually higher than investing in investment grade securities. That's because the Fund has to spend more money for investing research and commissions.

Securities which are rated Baa by Moody's or BBB by S&P may have fewer protective provisions and are generally more risky than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions arise.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for this purpose. Some securities, such as municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Normally, the Fund may invest up to 20% of its total assets in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. These could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

The value of zero coupon securities and inverse floaters caps tends to fluctuate according to changes in interest rates significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will be more volatile than a municipal security without one.

CHASE VISTA NEW YORK TAX FREE INCOME FUND

A forward commitment could lose value if the value of the security declines before the settlement date or if the other party defaults on its obligations to complete the transaction.

Derivatives may be more risky than other investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems of the institutions issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Class A shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return over the past one, five and ten years. It compares that performance to the Lehman Municipal Bond Index and the Lehman New York Municipal Bond Index, both widely recognized benchmarks for income funds, and the Lipper New York Municipal Debt Funds Index, representing the performance of the 30 largest New York municipal income funds.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE.

THE PERFORMANCE FIGURES IN THE BAR CHART DO NOT REFLECT ANY DEDUCTION FOR THE FRONT-END SALES LOAD WHICH IS ASSESSED ON CLASS A SHARES. IF THE LOAD WERE REFLECTED, THE PERFORMANCE FIGURES WOULD HAVE BEEN LOWER.

[BAR CHART]

1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
5.81%   13.18%  10.25%  13.80%  -6.09%  15.62%  3.83%   9.27%   5.77%   -4.47%


THE TOTAL RETURN FOR THE FUND FROM JANUARY 1, 2000 TO SEPTEMBER 30, 2000 WAS 6.79%.


-------------------------------------
BEST QUARTER                    6.30%
-------------------------------------
                    1ST QUARTER, 1995


-------------------------------------
WORST QUARTER                  -5.47%
-------------------------------------
                    1ST QUARTER, 1994

CHASE VISTA NEW YORK TAX FREE INCOME FUND


AVERAGE ANNUAL TOTAL RETURNS


For the periods ending December 31, 1999



                                        PAST 1 YEAR    PAST 5 YEARS  PAST 10 YEARS
-----------------------------------------------------------------------------------
 CLASS A SHARES                         -8.77%         4.83%         5.97%
-----------------------------------------------------------------------------------
 CLASS B SHARES                         -9.89%         4.59%         5.94%
-----------------------------------------------------------------------------------
 LEHMAN MUNICIPAL BOND INDEX            -2.06%         6.91%         6.89%
-----------------------------------------------------------------------------------
 LEHMAN NEW YORK MUNICIPAL
 BOND INDEX                             -2.03%         7.15%         7.36% @
-----------------------------------------------------------------------------------
 LIPPER NEW YORK MUNICIPAL
 DEBT FUNDS INDEX                       -4.96%         5.82%         6.13%
-----------------------------------------------------------------------------------



@REFLECTS THE AVERAGE ANNUAL RETURN SINCE INCEPTION (JUNE 30, 1993). THE BENCHMARK LACKS TEN YEARS OF HISTORY.


THE PERFORMANCE FOR CLASS A SHARES REFLECTS THE DEDUCTION OF THE MAXIMUM FRONT-END SALES LOAD AND THE PERFORMANCE FOR CLASS B SHARES REFLECTS THE DEDUCTION OF THE APPLICABLE CONTINGENT DEFERRED SALES LOAD.


CLASS B SHARES WERE FIRST OFFERED ON NOVEMBER 4, 1993. THE PERFORMANCE FOR THE PERIOD BEFORE CLASS B SHARES WERE LAUNCHED IS BASED UPON PERFORMANCE FOR CLASS A SHARES OF THE FUND. THE ACTUAL RETURNS OF CLASS B SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE CLASS B SHARES HAVE HIGHER EXPENSES THAN CLASS A SHARES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):


                             MAXIMUM SALES CHARGE       MAXIMUM DEFERRED SALES
                             (LOAD) WHEN YOU BUY        CHARGE (LOAD) SHOWN AS
                             SHARES, SHOWN AS % OF THE  LOWER OF ORIGINAL PURCHASE
                             OFFERING PRICE(1)          PRICE OR REDEMPTION PROCEEDS
------------------------------------------------------------------------------------
 CLASS A SHARES              4.50%                      NONE
------------------------------------------------------------------------------------
 CLASS B SHARES              NONE                       5.00%
------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                                  TOTALANNUAL
                   MANAGEMENT      DISTRIBUTION   OTHER           FUND OPERATING
 CLASS OF SHARES   FEES            (12B-1) FEES   EXPENSES        EXPENSES
------------------------------------------------------------------------------------
 CLASS A           0.30%           0.25%          0.79%#          1.34%#
------------------------------------------------------------------------------------
 CLASS B           0.30%           0.75%          0.79%#          1.84%#
------------------------------------------------------------------------------------


(1) THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.


* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.


# RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE ARRANGEMENTS.


THE ACTUAL MANAGEMENT FEES ARE CURRENTLY EXPECTED TO BE 0.10%, ACTUAL DISTRIBUTION FEES FOR CLASS A SHARES ARE EXPECTED TO BE 0.00%, THE ACTUAL OTHER EXPENSES FOR CLASS A SHARES ARE EXPECTED TO BE 0.65% AND TOTAL ANNUAL FUND OPERATING EXPENSES FOR CLASS A AND CLASS B SHARES ARE NOT EXPECTED TO EXCEED 0.75% AND 1.64%, RESPECTIVELY. THAT IS BECAUSE THE CHASE MANHATTAN BANK (CHASE) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. CHASE AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.


THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.

CHASE VISTA NEW YORK TAX FREE INCOME FUND


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

 -   you invest $10,000
 -   you sell all your shares at the end of the period
 -   your investment has a 5% return each year
 -   you reinvested all your dividends, and
 - the Fund's operating expenses are not waived and remain the same as shown above.


Although your actual costs may be higher or lower, based on these assumptions:


IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:

                                1 YEAR      3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
 CLASS A*                       $580        $855        $1,151       $1,990
--------------------------------------------------------------------------------
 CLASS B**                      $687        $879        $1,195       $2,028***
--------------------------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COSTS WOULD BE:


                                1 YEAR      3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
 CLASS B                        $187        $579        $995         $2,028***
--------------------------------------------------------------------------------


  *ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.


 **ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD.


***REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE BEEN OWNED FOR EIGHT YEARS.

CHASE VISTA CALIFORNIA INTERMEDIATE TAX FREE FUND

THE FUND'S OBJECTIVE

The Fund seeks to provide current income which is exempt from federal and California personal income taxes.

THE FUND'S MAIN INVESTMENT STRATEGY

As a fundamental policy, the Fund normally invests at least 80% of its assets in California municipal obligations and other securities which generate interest that is exempt from federal, California and local income taxes, and from federal alternative minimum tax on individuals.

California obligations are those issued by the State of California, its political subdivisions, authorities and corporations.

The Fund invests in securities that are rated Baa or higher by Moody's Investors Service, Inc., BBB or higher by Standard & Poor's Corporation or the equivalent rating by another national rating organization or unrated securities of comparable quality.

The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used.

The Fund seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

CHASE VISTA CALIFORNIA INTERMEDIATE TAX FREE FUND

The Fund's portfolio has an average maturity of 10 years or less.

Under normal market conditions, the Fund reserves the right to invest up to 20% of its total assets in securities that pay dividends subject to federal and California personal income tax or the federal alternative minimum tax on individuals. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

No more than 25% of total assets may be invested in any one industry, other than governments and public authorities.

The Fund may invest in money market funds to increase its ability to easily convert investments into cash without losing a significant amount of money in the process.

The Fund may also invest in municipal lease obligations. These allow participation in municipal lease agreements or installment purchase contracts.

The Fund may invest up to 25% of its total assets in municipal obligations backed by letters of credit or guarantees from U.S. and foreign banks and other foreign institutions.

There may be times when there are not enough municipal securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities which may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

[SIDEBAR]
FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND WILL BUY AND SELL SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON THE MARKET CONDITIONS.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the California Intermediate Tax Free Fund.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

The Fund invests primarily in the State of California and its municipalities and public authorities. If the state or any of these local government bodies gets into financial difficulties, it could have trouble making interest and principal payments. This would diminish the Fund's returns and its ability to preserve capital and liquidity. Some California municipalities, as well as the State of California and certain counties, have recently encountered financial difficulties. Orange County, for instance, recently defaulted on its debt. If the Fund invests more than 5% of its assets in any one municipality, this risk could increase.

Under some circumstances, municipal obligations might not pay interest unless the municipal legislature authorizes money for this purpose. Some securities, such as municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Normally, the Fund may invest up to 20% of its total assets in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

[SIDEBAR]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

CHASE VISTA CALIFORNIA INTERMEDIATE TAX FREE FUND

The Fund may invest in municipal obligations backed by foreign institutions. These could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

The value of zero coupon securities and inverse floaters caps tends to fluctuate according to changes in interest rates significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will be more volatile than a municipal security without one.

A forward commitment could lose value if the value of the security declines before the settlement date or if the other party defaults on its obligations to complete the transaction.

Derivatives may be more risky than other investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems of the institutions issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Class A shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return over the past one and five years and since the Fund began. It compares that performance to the Lehman Municipal Bond Index and the Lehman California Intermediate Municipal Bond Index, both widely recognized benchmarks for income funds, and the Lipper California Intermediate Municipal Debt Funds Average, representing the performance of a universe of actively managed California municipal income funds.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


YEAR-BY-YEAR RETURNS
PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE
FUTURE.

THE PERFORMANCE FIGURES IN THE BAR CHART DO NOT REFLECT ANY DEDUCTION FOR THE FRONT-END SALES LOAD WHICH IS ASSESSED ON CLASS A SHARES. IF THE LOAD WERE REFLECTED, THE PERFORMANCE FIGURES WOULD HAVE BEEN LOWER.

[BAR CHART]

-------------------------------------------------
1994                        -3.22%
1995                        14.34%
1996                         4.21%
1997                         7.47%
1998                         6.08%
1999                        -1.16%
-------------------------------------------------

THE TOTAL RETURN FOR THE FUND FROM JANUARY 1, 2000 TO SEPTEMBER 30, 2000 WAS 7.05%.


-------------------------------------------------
BEST QUARTER                 5.66%
-------------------------------------------------
                 1ST QUARTER, 1995
-------------------------------------------------
 WORST QUARTER              -3.60%
-------------------------------------------------
                 1ST QUARTER, 1994


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 1999


                                                                     SINCE
                                                                     INCEPTION
                                        PAST 1 YEAR    PAST 5 YEARS  (7/16/93)
--------------------------------------------------------------------------------
 CLASS A SHARES                         -5.61%         5.10%         3.83%
--------------------------------------------------------------------------------
 LEHMAN MUNICIPAL BOND INDEX            -2.06%         6.91%         5.23%
--------------------------------------------------------------------------------
 LEHMAN CALIFORNIA INTERMEDIATE
 MUNICIPAL BOND INDEX                   -0.35%         6.55%         5.26%
--------------------------------------------------------------------------------
 LIPPER CALIFORNIA INTERMEDIATE
 MUNICIPAL DEBT FUNDS AVERAGE           -1.32%         5.85%         4.28%
--------------------------------------------------------------------------------

THE PERFORMANCE FOR CLASS A SHARES REFLECTS THE DEDUCTION OF THE MAXIMUM FRONT-END SALES LOAD.

CHASE VISTA CALIFORNIA INTERMEDIATE TAX FREE FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

                             MAXIMUM SALES CHARGE
                             (LOAD) WHEN YOU BUY                 MAXIMUM DEFERRED SALES
                             SHARES, SHOWN AS % OF THE           CHARGE (LOAD) WHEN YOU
                             OFFERING PRICE(1)                   SELL SHARES
----------------------------------------------------------------------------------------
 CLASS A                     4.50%                               NONE
----------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
 CLASS OF          MANAGEMENT      DISTRIBUTION   OTHER           FUND OPERATING
 SHARES            FEES            (12B-1) FEES   EXPENSES        EXPENSES
----------------------------------------------------------------------------------------
 CLASS A           0.30%           0.25%          1.00%           1.55%
----------------------------------------------------------------------------------------


(1) THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.


*THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.


THE ACTUAL MANAGEMENT FEES ARE CURRENTLY EXPECTED TO BE 0.00%, ACTUAL DISTRIBUTION FEES ARE EXPECTED TO BE 0.00%, ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.60% AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.60%. THAT IS BECAUSE THE CHASE MANHATTAN BANK (CHASE) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. CHASE AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.


THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000
- you sell all your shares at the end of the period
- your investment has a 5% return each year
- you reinvested all your dividends, and
- the Fund's operating expenses are not waived and remain the same as shown above.


Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                1 YEAR      3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
 CLASS A*                       $601        $917        $1,257       $2,212
--------------------------------------------------------------------------------

*ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.

THE FUNDS' INVESTMENT ADVISER


THE FUNDS' INVESTMENT ADVISER

The Chase Manhattan Bank (Chase) is the investment adviser to the Funds. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation (CMC), a bank holding company. Chase provides the Funds with investment advice and supervision. Chase and its predecessors have more than a century of money management experience. Chase is located at 270 Park Avenue, New York, New York 10017.

For the fiscal year ended August 31, 2000, Chase received management fees at the annual rate of 0.05%, 0.14% and 0.00% of the average daily net assets of the Tax Free Income Fund, New York Tax Free Income Fund and California Tax Free Income Fund.


Chase Fleming Asset Management (USA) Inc. (CFAM (USA)) is the sub-adviser to all the Funds. It makes the day to day investment decisions for those Funds. Chase pays CFAM (USA) a sub-advisory fee for its services. CFAM (USA) is a wholly owned subsidiary of Chase. CFAM (USA) provides discretionary investment services to institutional clients and is located at 1211 Avenue of the Americas, New York, NY 10036. It is anticipated that Chase will transfer its investment advisory business to CFAM (USA) in the first quarter of 2001.


Pamela Hunter has been responsible for the day-to-day management of each of the Funds since they began. Ms. Hunter

HOW YOUR ACCOUNT WORKS

is a Managing Director of Chase and heads the team providing fixed income strategy and product development. She has held these positions for over five years and has worked for Chase and its predecessors since 1980.

ABOUT SALES CHARGES

There is a sales charge to buy shares in the Funds. There are also ongoing charges that all investors pay as long as they own their shares, as explained later. There is no sales charge on the reinvestment of distributions.

For the Tax Free Income Fund and the New York Tax Free Income Fund, you have a choice of two different kinds of charges. Class A shares have a charge you pay when you invest. Class B shares have a deferred sales charge. You don't pay any charge when you buy the Class B shares, but you may have to pay a charge when you sell them, depending on how long you hold them. Shares of the California Tax Free Fund described in this prospectus are Class A shares.

There are a number of plans and special discounts which can decrease or even eliminate these charges.

This section explains how the two sales charges work.

HOW YOUR ACCOUNT WORKS

CLASS A SHARES

The initial sales charge is deducted directly from the money you invest. As the table shows, the charge is lower the more you invest. The public offering price of Class A shares is the net asset value plus the initial sales charge. Net asset value is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors.

The Fund receives the net asset value.


                   TOTAL SALES CHARGE
                 AS % OF THE     AS %
 AMOUNT OF       OFFERING        OF NET
 INVESTMENT      PRICE           AMOUNT
 IN A FUND       PER SHARE       INVESTED
--------------------------------------------
 LESS THAN
 $100,000          4.5%            4.71%

 $100,000 BUT
 UNDER $250,000    3.75%           3.90%

 $250,000 BUT
 UNDER $500,000    2.50%           2.56%

 $500,000 BUT
 UNDER $1 MILLION  2.00%           2.04%
--------------------------------------------


There is no initial sales charge for investments of $1 million or more in a Fund.

CLASS B SHARES

The deferred sales charge is deducted directly from your assets when you sell your shares. It's a percentage of the original purchase price or the current value of the shares, whichever is lower. As the table shows, the deferred sales charge gets cheaper the longer you hold the shares and disappears altogether after six years. Class B shares automatically convert into Class A shares at the beginning of the ninth year after you bought them.

 YEAR        DEFERRED SALES CHARGE
-----------------------------------
 1           5%
 2           4%
 3           3%
 4           3%
 5           2%
 6           1%
 7           NONE
 8           NONE

We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment of distribution can be sold without a deferred sales charge.

Vista Fund Distributors Inc. (VFD) is the distributor for the Funds. It's a subsidiary of The BISYS Group, Inc. and is not affiliated with Chase. The Tax Free Income Fund and New York Tax Free Income Fund have each adopted Rule 12b-1 distribution plans under which they pay annual distribution fees of up to 0.25% of the average daily net assets attributed to Class A shares and up to 0.75% of the average daily net assets attributed to Class B shares. The California Tax Free Fund has adopted a Rule 12b-1 distribution plan under which it pays annual distribution fees of up to 0.25% of the Fund's average daily net assets.

This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred. Because 12b-1 expenses are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

CLASS A OR CLASS B:
WHICH IS BETTER?

Your decision about which class of shares to buy depends on a number of factors, including the amount you're buying and how long you intend to hold your shares. If you have no plans to sell your shares for at least six years and you don't want to pay an up-front sales charge, you may consider buying Class B shares.

Class A shares may be a good choice if you qualify to have the sales charge reduced or eliminated. In almost all cases, if you plan to buy $250,000 of shares or more, Class A is the most economical choice.

You should also consider the distribution and service fees, which are lower for Class A shares. These fees appear in the table called Annual operating expenses deducted from the Fund's assets.

Your investment representative should be able to advise you about the best class of shares for you.

BUYING FUND SHARES

You can buy shares three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative which Funds you want to buy and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks.

Your representative may set different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE CHASE VISTA FUNDS SERVICE CENTER
Complete the application form and mail it along with a check for the amount you want to invest to:

CHASE VISTA FUNDS SERVICE CENTER,
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

THROUGH A SYSTEMATIC INVESTMENT PLAN
You can make regular automatic purchases of at least $100. There's more on the Systematic Investment Plan later.

                                   ----------

Whether you choose Class A or Class B shares, the price of the shares is based on the net asset value per share (NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. You'll pay the public offering price which is based on the next NAV calculated after the Chase Vista Service Center accepts your instructions. Each Fund calculates its NAV once each day based on prices at the close of regular trading on the New York Stock Exchange. Each Fund generally values its assets at their market value but may use fair value if market prices are unavailable. The Chase Vista Service Center will not accept

HOW YOUR ACCOUNT WORKS

your order until it is in proper form. An order is in proper form only after payment is converted into federal funds.

The center accepts purchase orders on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. Normally, if the Chase Vista Funds Service Center receives your order in proper form by the close of regular trading on the New York Stock Exchange, we'll process your order at that day's price.

You must provide a SSN or Taxpayer Identification Number when you open an account.

Each Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.


TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:
--------------------------------------------------------------------------------
 CHASE VISTA FUNDS SERVICE CENTER
--------------------------------------------------------------------------------
 1-800-34-VISTA
--------------------------------------------------------------------------------

MINIMUM INVESTMENTS

--------------------------------------------------------------------------------
 TYPE OF        INITIAL       ADDITIONAL
 ACCOUNT        INVESTMENT    INVESTMENTS
--------------------------------------------------------------------------------
 REGULAR
 ACCOUNT        $2,500         $100

 SYSTEMATIC
 INVESTMENT
 PLAN           $1,000         $100

 IRAs           $1,000         $100

 SEP-IRAs       $1,000         $100

 EDUCATION
 IRAs           $  500         $100

Make your check out to Chase Vista Funds in U.S. dollars. We won't accept credit cards, cash, or checks from a third party. You cannot sell shares you bought by check for 15 calendar days. If you buy through an Automated Clearing House, you can't sell your shares until the payment clears. This could take more than seven business days. Your purchase will be canceled if your check doesn't clear and you'll be responsible for any expenses and losses to the Funds. Orders by wire will be canceled if the Chase Vista Funds Service Center doesn't receive payment by 4:00 pm Eastern time on the day you buy.

If you're planning to exchange, sell or transfer shares to another person shortly after buying the shares, you should pay by certified check to avoid delays. The Funds will not issue certificates for Class A shares unless you request them and they will not issue certificates for Class B shares.

SELLING FUND SHARES

You can sell your shares three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative which Funds you want to sell. He or she will send the necessary documents to the Chase Vista Funds Service Center. Your representative might charge you for this service.

THROUGH THE CHASE VISTA FUNDS SERVICE CENTER
Call 1-800-34-VISTA. We will mail you a check or send the proceeds via electronic transfer or wire. If you have changed your address of record within the previous 30 days, or if you sell $25,000 or more worth of Fund shares by phone, we'll send the proceeds via electronic transfer or by wire only to a bank account on our records. We charge $10 for each transaction by wire.

Or

Send a signed letter with your instructions to:

CHASE VISTA FUNDS SERVICE CENTER,
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

THROUGH A SYSTEMATIC WITHDRAWAL PLAN
You can automatically sell as little as $50 worth of shares. See Shareholder Services for details.

                                   ----------

You can sell your shares on any day the Chase Vista Funds Service Center is accepting purchase orders, either directly or through your investment representative. You'll receive the next NAV calculated after the Chase Vista Funds Service Center accepts your order, less any applicable sales charges.

Under normal circumstances, if the Chase Vista Funds Service Center receives your order before the close of regular trading on the New York Stock Exchange, a Fund will send you the proceeds the next business day. We won't accept an order to sell shares if the Fund hasn't collected your payment for the shares. Each Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You'll need to have signatures guaranteed for all registered owners or their legal representative if:

-    you want to sell shares with a net asset value of $100,000 or more

- you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the Chase Vista Funds Service Center for more details.

EXCHANGING FUND SHARES

You can exchange your shares for shares of the same class of certain other Chase Vista Funds at net asset value. For tax purposes, an exchange is treated as a sale of Fund shares. This will generally result in a capital gain or loss to you.

You can exchange your shares three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative which Funds you want to exchange from and to. He or she will send the necessary documents to the Chase Vista Funds Service Center. Your representative might charge you for this service.

THROUGH THE CHASE VISTA FUNDS SERVICE CENTER
Call 1-800-34-VISTA to ask for details.

HOW YOUR ACCOUNT WORKS


THROUGH A SYSTEMATIC EXCHANGE PLAN
You can automatically exchange money from one Chase Vista account to another of the same class. Call the Chase Vista Service Center for details.

                                   ----------

If you exchange Class B shares of a Fund for class B shares of another Chase Vista Fund, you will not pay a deferred sales charge until you sell the shares of the other fund. The amount of deferred sales charge will be based on when you bought the original shares, not when you made the exchange. Carefully read the prospectus of the fund you want to buy before making an exchange. You'll need to meet any minimum investment requirements.

You should not exchange shares as means of short-term trading as this could increase management cost and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the section on Statement of Additional Information to find out more about the exchange privilege.

OTHER INFORMATION CONCERNING THE FUNDS

We may close your Fund account if the balance falls below $500 because you've sold shares. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We'll give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold a Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. A Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the Chase Vista Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

The Funds have agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Class A and Class B shares of a Fund held by customers of the shareholder servicing agent.

Chase and/or VFD may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of the fund attributable to shares of a Fund held by customers of those shareholder servicing agents.

Each Fund may issue multiple classes of shares. This prospectus relates only to Class A shares of the Funds and Class B Shares of the Tax Free Income Fund and New York Tax Free Income Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

Chase and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. This information can be used for a variety of purposes, including offering investment and insurance products to shareholders.

DISTRIBUTIONS AND TAXES

The Funds can earn income and they can realize capital gain. The Funds will deduct from these earnings any expenses and then pay to shareholders the distributions.

The Funds declare dividends daily and distribute the net investment income and tax-exempt interest income monthly. Net capital gain is distributed annually. You have three options for your distributions.

-    Reinvest all of them in additional Fund shares without a sales charge;

- Take distributions of net investment income and tax-exempt interest income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- Take all distributions in cash or as a deposit in a pre-assigned bank account.

If you don't select an option when you open your account, we'll reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends won't be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income are not subject to federal

HOW YOUR ACCOUNT WORKS

income taxes but will generally be subject to state and local taxes. However, for the New York Tax Free Income Fund, New York residents will not have to pay New York State or New York City personal income taxes on tax-exempt income from New York municipal obligations. Similarly, for the California Tax Free Fund, California residents will not have to pay California personal income taxes on tax-exempt income from California municipal obligations. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The above is only a general summary of tax implications of investing in the Funds. Please consult your tax adviser to see how investing in a Fund will affect your own tax situation.

SHAREHOLDER SERVICES

SYSTEMATIC INVESTMENT PLAN
Regularly invest $100 or more in the first or third week of any month. The money is automatically deducted from your checking or savings account. You can set up a plan when you open an account by completing the appropriate section of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check to the Chase Vista Funds Service Center. Call 1-800-34-VISTA for complete instructions.

SYSTEMATIC WITHDRAWAL PLAN
Make regular withdrawals of $50 or more ($100 or more for Class B accounts). You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 of Class A shares or $20,000 of Class B shares to start the plan. Call 1-800-34-VISTA for complete instructions.

SYSTEMATIC EXCHANGE
Transfer assets automatically from one Vista account to another on a regular basis. It's a free service.

SHAREHOLDER SERVICES

WHAT THE TERMS MEAN

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

FORWARD COMMITMENTS: A type of investment where the Fund buys securities to be delivered in the future.

INTEREST RATE CAPS: Financial instruments where payment occurs if an interest rate index exceeds the cap rate. The cap rate is set ahead of time and is tied to a specific index.

INVERSE FLOATERS: Instruments whose interest rates move in the opposite direction from the interest rate on another security or the value of an index.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MATURITY: Maturity is the length of time until the issuer who sold a debt security must pay back the principal amount of the debt.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For these securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not subject to federal income taxes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

REPURCHASE AGREEMENTS: A type of short-term investment in which a dealer sells securities to the Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.
YIELD CURVE: A measure showing the relationship among yields of similar bonds with different maturities.

ZERO COUPON SECURITIES: Debt securities which do not pay regular interest payments. Instead, they are sold at substantial discounts from their value at maturity.

FINANCIAL HIGHLIGHTS
The Financial Highlights tables are intended to help you understand the Funds' financial performance for each of the past five years (or for the periods since shares were first offered). The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions).


The following tables provide selected per share data and ratios for one Class A share and, where applicable, one Class B share outstanding throughout each period shown.


This information is supplemented by the financial statements including accompanying notes appearing in the Funds' Annual Report to Shareholders for the year ended August 31, 2000, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Funds or their Shareholder Servicing Agent.


The financial statements, which include the financial highlights, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

FINANCIAL HIGHLIGHTS


CHASE VISTA TAX FREE INCOME FUND

                                               Year        Year        Year        Year        Year
CLASS A                                       ended       ended       ended       ended       ended
                                            8/31/00     8/31/99     8/31/98     8/31/97     8/31/96
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $12.17      $12.89      $12.32      $11.84      $11.85
-----------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                       0.57        0.56        0.56        0.58        0.58
   Net gains or losses in securities
   (both realized and unrealized)              0.13       (0.72)       0.57        0.48       (0.01
                                             --------    --------    --------    --------    --------

   Total from investment operations            0.70       (0.16)       1.13        1.06        0.57

  Less distributions:
   Dividends from net investment income        0.57        0.56        0.56        0.58        0.58
   Distributions from capital gains            0.02          --          --          --          --
                                             --------    --------    --------    --------    --------

   Total distributions                         0.59        0.56        0.56        0.58        0.58
-----------------------------------------------------------------------------------------------------
Net asset value, end of period               $12.28      $12.17      $12.89      $12.32      $11.84
-----------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                6.00%      (1.33%)      9.38%       9.14%       4.88%
=====================================================================================================

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------
Net assets, end of period (millions)            $50         $56         $61         $63         $70
-----------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets        0.75%       0.75%       0.80%       0.90%       0.90%
-----------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                             4.81%       4.41%       4.44%       4.78%       4.83%
-----------------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits
to average net assets                          1.39%       1.37%       1.31%       1.29%       1.46%
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
without waivers, reimbursements and
earnings credits to average net assets         4.17%       3.79%       3.93%       4.39%       4.27%
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate                          44%        102%        172%        147%        210%
-----------------------------------------------------------------------------------------------------

                                               Year        Year        Year        Year        Year
CLASS B                                       ended       ended       ended       ended       ended
                                            8/31/00     8/31/99     8/31/98     8/31/97     8/31/96
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $12.10      $12.82      $12.25      $11.76      $11.77
-----------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                       0.46        0.45        0.45        0.48        0.49
   Net gains or losses in securities
   (both realized and unrealized)              0.14       (0.72)       0.57        0.48       (0.01
                                             --------    --------    --------    --------    --------

   Total from investment operations            0.60       (0.27)       1.02        0.96        0.48

  Less distributions:
   Dividends from net investment income        0.46        0.45        0.45        0.47        0.49
   Distributions from capital gains            0.02          --          --          --          --
                                             --------    --------    --------    --------    --------

   Total distributions                         0.48        0.45        0.45        0.47        0.49
-----------------------------------------------------------------------------------------------------
Net asset value, end of period               $12.22      $12.10      $12.82      $12.25      $11.76
-----------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                5.16%      (2.23%)      8.45%       8.30%       4.10%
=====================================================================================================

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------
Net assets, end of period (millions)            $11         $14         $15         $14         $14
-----------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets        1.64%       1.64%       1.64%       1.64%       1.65%
-----------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                             3.92%       3.52%       3.60%       4.04%       4.08%
-----------------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits
to average net assets                          1.89%       1.87%       1.81%       1.79%       1.95%
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
without waivers, reimbursements and
earnings credits to average net assets         3.67%       3.29%       3.43%       3.89%       3.78%
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate                          44%        102%        172%        147%        210%
-----------------------------------------------------------------------------------------------------


  (1) Total returns are calculated before taking into account effect of front-end or deferred sales charge.

FINANCIAL HIGHLIGHTS


CHASE VISTA NEW YORK TAX FREE INCOME FUND

                                               Year        Year        Year        Year        Year
CLASS A                                       ended       ended       ended       ended       ended
                                            8/31/00     8/31/99     8/31/98     8/31/97     8/31/96
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $11.36      $12.18      $11.80      $11.39      $11.47
-----------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                       0.56        0.53        0.54        0.56        0.56
   Net gains or (losses) in securities
   (both realized and unrealized)              0.06       (0.71)       0.50        0.43       (0.08
                                             --------    --------    --------    --------    --------

   Total from investment operations            0.62       (0.18)       1.04        0.99        0.48

  Less distributions:
   Dividends from net investment income        0.56        0.53        0.54        0.56        0.56
   Distributions from capital gains            0.03        0.11        0.12        0.02          --
                                             --------    --------    --------    --------    --------

   Total distributions                         0.59        0.64        0.66        0.58        0.56
-----------------------------------------------------------------------------------------------------
Net asset value, end of period               $11.39      $11.36      $12.18      $11.80      $11.39
-----------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                5.68%      (1.60%)      9.03%       8.85%       4.20%
=====================================================================================================

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------
Net assets, end of period (millions)            $71         $87        $111         $83         $96
-----------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets        0.75%       0.75%       0.79%       0.90%       0.90%
-----------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                             5.03%       4.46%       4.52%       4.77%       4.76%
-----------------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits
to average net assets                          1.30%       1.20%       1.21%       1.18%       1.27%
-----------------------------------------------------------------------------------------------------
Ratio of net investment income without
waivers, reimbursements and earnings
credits to average net assets                  4.48%       4.01%       4.10%       4.49%       4.39%
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate                          70%         65%         91%        107%        156%
-----------------------------------------------------------------------------------------------------

                                               Year        Year        Year        Year        Year
CLASS B                                       ended       ended       ended       ended       ended
                                            8/31/00     8/31/99     8/31/98     8/31/97     8/31/96
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $11.34      $12.16      $11.76      $11.33      $11.41
-----------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                       0.46        0.43        0.44        0.46        0.47
   Net gains or (losses) in securities
   (both realized and unrealized)              0.05       (0.71)       0.51        0.43       (0.09
                                             --------    --------    --------    --------    --------

   Total from investment operations            0.51       (0.28)       0.95        0.89        0.38

  Less distributions:
   Dividends from net investment income        0.46        0.43        0.43        0.44        0.46
   Distributions from capital gains            0.03        0.11        0.12        0.02          --
                                             --------    --------    --------    --------    --------

   Total distributions                         0.49        0.54        0.55        0.46        0.46
-----------------------------------------------------------------------------------------------------
Net asset value, end of period               $11.36      $11.34      $12.16      $11.76      $11.33
-----------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                4.66%      (2.47%)      8.27%       8.03%       3.46%
=====================================================================================================

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------
Net assets, end of period (millions)            $12         $15         $15         $14         $14
-----------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets        1.64%       1.64%       1.64%       1.64%       1.65%
-----------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                             4.13%       3.58%       3.68%       4.03%       4.01%
-----------------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits
to average net assets                          1.80%       1.70%       1.71%       1.68%       1.76%
-----------------------------------------------------------------------------------------------------
Ratio of net investment income without
waivers, reimbursements and earnings
credits to average net assets                  3.97%       3.52%       3.61%       3.99%       3.90%
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate                          70%         65%         91%        107%        156%
-----------------------------------------------------------------------------------------------------


  (1) Total return figures are calculated before taking into account effect of front-end or deferred sales charge.

FINANCIAL HIGHLIGHTS


CHASE VISTA CALIFORNIA INTERMEDIATE TAX FREE FUND

                                               Year        Year        Year        Year        Year
                                              ended       ended       ended       ended       ended
                                            8/31/00     8/31/99     8/31/98     8/31/97     8/31/96
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $9.79      $10.29      $10.07       $9.81       $9.89
-----------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                       0.42        0.41        0.45        0.46        0.48
   Net gains or (losses) in securities
   (both realized and unrealized)              0.31       (0.37)       0.32        0.26        0.01
                                             --------    --------    --------    --------    --------

   Total from investment
   operations                                  0.73        0.04        0.77        0.72        0.49

  Less distributions:
   Dividends from net investment income        0.42        0.41        0.45        0.33        0.48
   Distributions from capital gains            0.10        0.13        0.10        0.13        0.09
                                             --------    --------    --------    --------    -------

   Total distributions                         0.52        0.54        0.55        0.46        0.57
-----------------------------------------------------------------------------------------------------
Net asset value, end of period               $10.00       $9.79      $10.29      $10.07       $9.81
-----------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                7.83%       0.28%       7.81%       7.46%       5.00%
=====================================================================================================

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------
Net assets, end of period (millions)            $19         $21         $24         $26         $28
-----------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets        0.60%       0.60%       0.60%       0.60%       0.60%
-----------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                             4.35%       3.99%       4.38%       4.65%       4.77%
-----------------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earning credits
to average net assets                          1.55%       1.46%       1.44%       1.33%       1.47%
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
without waivers, reimbursements and
earning credits to average net assets          3.40%       3.13%       3.54%       3.92%       3.90%
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate                         116%        111%         44%         66%        188%
-----------------------------------------------------------------------------------------------------


  (1) Total returns are calculated before taking into account effect of front-end sales charge.

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HOW TO REACH US



MORE INFORMATION

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. That means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-34-CHASE or writing to:

CHASE VISTA FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392


If you buy your shares through The Chase Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information on-line at www.chasevista.com on the internet.

You can write or email the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102.
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.


The Fund's Investment Company Act File No.
is 811-8358



Chase Vista Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039

PROSPECTUS DECEMBER 29, 2000



U.S. GOVERNMENT
MONEY MARKET FUND



CHASE VISTA
MONEY MARKET FUNDS

MUTUAL FUND INVESTMENTS

OFFERED THROUGH

LIPPER & COMPANY, L.P.


VISTA SHARES



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[GRAPHIC]

[LOGO} CHASE
THE RIGHT RELATIONSHIP IS EVERYTHING.-Registered Trademark-

CHASE VISTA U.S. GOVERNMENT MONEY
MARKET FUND                                                                   1

THE FUND'S INVESTMENT ADVISER                                                 5


HOW YOUR ACCOUNT WORKS                                                        6

HOW TO BUY SHARES                                                             6

HOW THE SHARES ARE PRICED                                                     7

HOW TO SELL SHARES                                                            8

HOW TO EXCHANGE SHARES                                                       10

DISTRIBUTION ARRANGEMENTS                                                    10

OTHER INFORMATION CONCERNING THE FUND                                        11


DISTRIBUTIONS AND TAXES                                                      11


WHAT THE TERMS MEAN                                                          12


FINANCIAL HIGHLIGHTS OF THE FUND                                             14


HOW TO REACH US                                                      BACK COVER

HOW TO REACH US

MORE INFORMATION

You'll find more information about the Fund in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund's investments and performance.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-62-CHASE or writing to:

CHASE VISTA FUNDS SERVICE CENTER
P.O. BOX 419392
KANSAS CITY, MO 64141-6392

If you buy your shares through an institution, you may contact your institution for more information.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102.
1-202-942-8090
E-MAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund is also available on the SEC's website at http://www.sec.gov.

The Fund's Investment Company Act File No. is 811-8358.


Chase Vista Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039

CHASE VISTA U.S. GOVERNMENT MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests substantially all its assets in:

- debt securities issued or guaranteed by the U.S. Treasury or agencies or authorities of the U.S. Government, and

-    repurchase agreements using these securities as collateral.

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

CHASE VISTA U.S. GOVERNMENT MONEY MARKET FUND

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.


THE FUND'S MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.


[SIDEBAR]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE U.S. GOVERNMENT MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years.

The performance for the period before Vista Class shares were launched in January 1993 is based upon performance for Premier Class shares of the Fund. The actual returns of Vista shares would have been lower than shown because Vista shares have higher expenses than Premier shares.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE.

THE BARS FOR 1990-1992 ARE BASED UPON PERFORMANCE FOR PREMIER CLASS SHARES OF THE FUND.

[BAR CHART]


1990      7.70%
1991      5.81%
1992      3.40%
1993      2.44%
1994      3.58%
1995      5.28%
1996      4.90%
1997      5.09%
1998      5.00%
1999      4.63%

THE TOTAL RETURN FOR THE FUND FROM JANUARY 1, 2000 TO SEPTEMBER 30, 2000 WAS 4.31%.


-------------------------------------------------------------------------------
BEST QUARTER                                                              1.90%
-------------------------------------------------------------------------------
                                                             2ND QUARTER, 1990
                                                             3RD QUARTER, 1990

-------------------------------------------------------------------------------
WORST QUARTER                                                             0.59%
-------------------------------------------------------------------------------
                                                             2ND QUARTER, 1993


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 1999


                                   PAST 1 YEAR    PAST 5 YEARS    PAST 10 YEARS
-------------------------------------------------------------------------------
VISTA SHARES                       4.63%          4.98%           4.77%
-------------------------------------------------------------------------------

CHASE VISTA U.S. GOVERNMENT MONEY MARKET

FUND FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
-------------------------------------------------------------------------------
 NONE
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                                  TOTAL ANNUAL
                   MANAGEMENT      DISTRIBUTION    OTHER          FUND OPERATING
 CLASS OF SHARES   FEES            (12B-1) FEES    EXPENSES       EXPENSES
-------------------------------------------------------------------------------
 VISTA SHARES       0.10%          0.10%           0.48%#          0.68%#
-------------------------------------------------------------------------------


*THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.


# RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE ARRANGEMENTS.


THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.39% AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.59%. THAT IS BECAUSE THE CHASE MANHATTAN BANK (CHASE) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. CHASE AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.


THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:


-   you invest $10,000


-   you sell all your shares at the end of the period


-   your investment has a 5% return each year


-   you reinvested all your dividends, and


- the Fund's operating expenses are not waived and remain the same as shown above.


Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                               1 YEAR       3 YEARS     5 YEARS      10 YEARS
-------------------------------------------------------------------------------
 VISTA SHARES                   $69         $218        $379         $847
-------------------------------------------------------------------------------

THE FUNDS' INVESTMENT ADVISER

THE FUNDS' INVESTMENT ADVISER

The Chase Manhattan Bank (Chase) is the investment adviser to the Funds. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation (CMC), a bank holding company. Chase provides the Funds with investment advice and supervision. Chase and its predecessors have more than a century of money management experience. Chase is located at 270 Park Avenue, New York, New York 10017.


For the fiscal year ended August 31, 2000, Chase was paid a management fee of 0.10% of the average daily net assets of the Fund.


Chase Fleming Asset Management (USA) Inc. (CFAM (USA)) is the sub-adviser to all the Fund. It makes the day to day investment decisions for the Fund. Chase pays CFAM (USA) a sub-advisory fee for its services. CFAM (USA) is a wholly owned subsidiary of Chase. CFAM (USA) provides discretionary investment services to institutional clients and is located at 1211 Avenue of the Americas, New York, NY 10036.

HOW YOUR ACCOUNT WORKS

HOW TO BUY SHARES

You can open an account through Lipper & Company, L.P. (Lipper) with as little as $2,500. The minimum is $1,000 for IRAs, SEP-IRAs and Systematic Investment Plans (see below).

BY MAIL

You may buy shares of the Fund by completing and signing an account application and mailing it, together with a check payable to "The Lipper Funds, Inc.," to:

THE LIPPER FUNDS, INC.
C/O CHASE GLOBAL FUNDS SERVICES COMPANY
P.O. BOX 2798 BOSTON, MA 02208-2798

If you pay by check, you won't be able to sell your shares until your check clears. That could take 15 calendar days or longer. If a bank does not honor a check used to buy shares, the order will be canceled and the shareholder will be responsible for any losses or expenses the Fund incurs.

BY WIRE

You may buy shares by wiring federal funds. For best service, follow these steps:

1) Phone toll free at 1-800-LIPPER9 before you wire the funds. Give your name, address, telephone number, Social Security or Tax Identification Number, the Fund name and class of shares you want to buy, the amount being wired and the name of the bank wiring the funds. If you don't already have a Lipper Funds account, an account number will be provided.

2) Tell your bank to wire the money to the Fund's custodian as follows:

THE CHASE MANHATTAN BANK
NEW YORK, N.Y. 10003
ABA # 0210-0002-1
DDA ACCT #910-2-753168
F/B/O THE LIPPER FUNDS, INC.
REF: U.S. GOVERNMENT MONEY MARKET
YOUR BANK ACCOUNT NUMBER
YOUR BANK ACCOUNT NAME

3) Complete and sign an account application. Sign the carbon copy and send it to the transfer agent, Chase Global Funds Services Company (Chase Global), at the address shown in the "By mail" section above. It's important to send the application as soon as possible since you won't be able to sell, exchange or transfer your shares until Chase Global receives the application. Purchase orders will be accepted only on days when both the New York Stock Exchange and Chase Global are open for business.

ADDITIONAL INVESTMENTS

You can make additional investments in the Fund at any time with as little as $100. Just follow the procedures explained above for buying by mail or wire. It's important to include your Lipper Funds account number, account name and the Fund and class of shares you want to buy. Write the information on the check or wire order to make sure the money is credited properly.

Mail orders must include the "Invest by Mail" stub which accompanies each Fund's confirmation statement.

THE SYSTEMATIC INVESTMENT PLAN

The Systematic Investment Plan lets you make regular investments of $100 or more by having the money automatically debited from a bank savings or checking account.

To set up the plan, complete the appropriate section of the account application when you open your account. If you're already a shareholder and want to start a plan, send a signed letter with a signature guarantee and a deposit slip or check marked "Void" to Chase Global at the address shown above. Call 1-800-LIPPER9 for complete instructions.

HOW THE SHARES ARE PRICED

The price of your shares is the net asset value per share (NAV) of $1.00. NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. The Fund seeks to maintain a stable NAV. The Fund uses the amortized cost to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV is generally calculated as of 4:00 p.m. Eastern time, each day the Fund is accepting purchase orders. When certain automated share purchase programs are introduced, we'll also calculate the NAV at 6:00 p.m. You'll pay the next

HOW YOUR ACCOUNT WORKS

NAV calculated after our agent, the Chase Global, receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

The center accepts purchase orders on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If you send us an order in proper form by the Fund's cut-off time, we'll process your order at that day's price and you'll be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we'll generally process it at the next day's price, but we may process it that day if we receive it before 4:00 p.m. Eastern time. If you pay by check before the cut-off time, we'll generally process your order the next day the Fund is open for business. Normally, the cut-off is 4:00 p.m Eastern time for the Fund.

If the Public Securities Association recommends an early close to trading on the U.S. Government securities market, the Fund may close earlier.

The Fund reserves the right to reject any purchase order.

HOW TO SELL SHARES

You can sell your shares on any day the Fund is open for business, either through Lipper or through Chase Global. If your order is accepted before 2:00 p.m. Eastern time, the Fund generally sends the proceeds on the next day it's open for business. The Fund will not allow you to sell your shares if you haven't yet paid for them. The price you receive is the next NAV calculated after Lipper or Chase Global accepts your order to sell. Under unusual circumstances, the Fund may stop accepting orders or may postpone payment for more than seven business days, as permitted by federal securities law.

SELLING THROUGH LIPPER

Your investment representative will be responsible for sending all the necessary documents. They should be addressed to The Lipper Funds, Inc., c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, MA 02208

BY MAIL

To sell by mail, include the following:

1) A letter of instruction showing the number of shares or dollar amount you want to sell, the Fund name and the class of shares. All registered owners of the shares must sign the letter, using the exact names they used when they bought the shares.

2) Signature guarantees if needed. (See below.)

3) Other supporting legal documents if the sale involves estates, trusts, guardianships, custodianships, corporations, other organizations, or pension and profit sharing plans. If you're uncertain what to include, call 1-800-LIPPER9.

WHEN TO INCLUDE SIGNATURE GUARANTEES

Signature guarantees help prevent fraud. You'll need one if you want the proceeds of the sale of shares to be sent to someone who is not a registered owner, or if you want the proceeds sent to an address that is not on our records.

Eligible guarantors include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. To guarantee a signature, a broker-dealer must be a member of a clearing organization or maintain net capital of at least $100,000.
Call 1-800-LIPPER9 for more details.

The signature guarantee must appear either: on the written request to sell your shares, on a separate document which specifies the total number of shares, Fund and class of shares, or on all stock certificates being redeemed, if certificates were issued.

BY PHONE

To sell your shares by phone, you must have completed the appropriate section of the account application.

To sell by phone, call 1-800-LIPPER9. You can ask to have the proceeds sent by mail or by wire to your bank account. Have your account number, Fund name and Social Security or Tax Identification Number handy.

If you apply for telephone redemption privileges, you are authorizing the Fund distributor to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, Lipper will take reasonable precautions to confirm the caller's identity, such as asking for personal information. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if Lipper takes reasonable precautions. Call 1-800-LIPPER9 for more information.

You can change the bank or account designated to receive sale proceeds by sending a letter to Chase Global at the address shown in the "By mail" section above. Each shareholder must sign the request and each signature must be guaranteed. Please call 1-800-LIPPER9 for details.

We can change or end the telephone redemption privilege at any time without notice.

THE SYSTEMATIC WITHDRAWAL PLAN

The Systematic Withdrawal Plan lets you make regular withdrawals of $100 or more, monthly, quarterly or twice a year. You must have a minimum account balance of $5,000 to set up the plan. Call 1-800-LIPPER9 for complete instructions.

INVOLUNTARY CLOSING OF ACCOUNTS

The Fund can sell an investor's shares and close the account if: the net asset value of the shares in the account falls below $500 or the investor buys through the Systematic Investment Plan and fails to meet investment minimums within 12 months of opening the account. We'll give at least 60 days notice before closing an account.

HOW YOUR ACCOUNT WORKS

HOW TO EXCHANGE SHARES

You can exchange your shares of this Fund for shares of certain other Lipper Funds, including the Lipper Prime Europe Equity Fund, the Lipper High Income Bond Fund and the Lipper U.S. Equity Fund. Consult Lipper or Chase Global to find out if the Fund you're interested in is included in the exchange program and if it's available in your state. You'll need to meet minimum investment requirements and other eligibility requirements. There may be other conditions.

The description of the exchange privilege in this prospectus takes the place of the description in the Statement of Additional Information if you're buying through Lipper.

Shares will be exchanged at the next NAV calculated after the exchange order is accepted. There are no fees for exchanging shares.

Carefully read the prospectus of the fund you want to buy before making an exchange.

Chase Global may set limits on exchanges, including number of shares exchanged and how often you may exchange them. Frequent exchanges can hurt all investors because they increase costs.

If your shares are held in a broker "street name," you can't exchange them by mail or telephone. You must contact your investment representative. Chase Global may reject any exchange request and may change or end the exchange feature at any time.

For federal income tax purposes, exchanging shares is treated as selling shares of one fund and buying shares of the other. As a result, you may realize a taxable gain or loss when you exchange.

BY PHONE

If you set up the telephone exchange privilege when you opened your account, call 1-800-LIPPER9. Have your account num-ber, Fund name and Social Security or Tax Identification Number handy.

BY MAIL

Send a letter including: the account number for your current Fund, the Fund name and share class of the Fund you're exchanging from, and the name of the Fund you're exchanging to.

Include other supporting legal documents if the sale involves estates, trusts, guardianships, custodianships, corporations, other organizations, or pension and profit sharing plans. If you're uncertain what to include, call 1-800-LIPPER9.

Send your request to:

THE LIPPER FUNDS, INC.
C/O CHASE GLOBAL FUNDS SERVICES COMPANY
P.O. BOX 2798
BOSTON, MA 02208-2798

DISTRIBUTION ARRANGEMENTS

Vista Fund Distributors Inc. (VFD) is the distributor for the Fund. It is a subsidiary of The BISYS Group,

Inc. and is not affiliated with Chase. The Fund has adopted a Rule 12b-1 distribution plan under which it pays up to 0.10% of its Vista Class assets in distributor fees.

These payments cover such things as payments for services provided by broker-dealers and expenses connected to sale of shares. Payments are not tied to the amount of actual expenses incurred. Because 12b-1 expenses are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

OTHER INFORMATION CONCERNING THE FUND

There are Fund agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers who own fund shares. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.35% of the average daily net assets of the Vista Shares of the Fund held by investors serviced by the shareholder servicing agent. The Fund's Board of Directors has determined that the amount payable for "service fees" (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to the Vista Shares.

Chase and/or VFD may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of the fund attributable to shares of the Fund held by customers of those shareholder servicing agents.

The Fund may issue multiple classes of shares. This prospectus relates only to Vista shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

Chase, the Fund and their respective affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. This information can be used for a variety of purposes, including offering investment and insurance products to shareholders.

DISTRIBUTIONS AND TAXES

The Fund can earn income and it can realize capital gain. The Fund deducts any expenses then pays out these earnings to shareholders as distributions.

The Fund declares dividends daily, so your shares can start earning dividends on the day you buy them. We distribute the dividends monthly

HOW YOUR ACCOUNT WORKS

in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends won't be affected by the form in which you receive them. We distribute any short-term capital gain at least annually. The Fund does not expect to realize long-term capital gain.

Dividends are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The above is only a general summary of tax implications of investing in the Fund. Please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

WHAT THE TERMS MEAN

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes. LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand the Funds' financial performance for each of the past five years (or for the periods since shares were first offered). The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).


This information is supplemented by the financial statements including accompanying notes appearing in the Fund's Annual Report to Shareholders for the year ended August 31, 2000, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Funds or their Shareholder Servicing Agent.


The financial statements, which include the financial highlights, for each of the years in the four year period ended August 31, 2000 and the period from December 1, 1995 through August 31, 1996 have been audited by
PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders. Periods ended prior to December 1, 1995 were audited by other independent accountants.

CHASE VISTA U.S. GOVERNMENT MONEY MARKET FUND



                                                                  Year         Year        Year         Year         Year
                                                                 ended        ended       ended        ended        ended
                                                               8/31/00      8/31/99     8/31/98      8/31/97      8/31/96
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 1.00        $1.00       $1.00        $1.00        $1.00
-------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                         0.05         0.04        0.05         0.05         0.05

  Less distributions:
    Dividends from net investment income                          0.05         0.04        0.05         0.05         0.05
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $ 1.00        $1.00       $1.00        $1.00        $1.00
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     5.48%        4.55%       5.14%        5.04%        4.97%
=========================================================================================================================
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                            $3,398       $3,538      $3,033       $2,139       $2,057
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                          0.59%        0.59%       0.59%        0.59%        0.65%
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                                               5.35%        4.46%       5.01%        4.93%        4.83%
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits to
average net assets                                               0.69%        0.69%       0.70%        0.72%        0.73%
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
without waivers, reimbursements
and earnings credits to average net assets                       5.25%        4.36%       4.90%        4.80%        4.75%
-------------------------------------------------------------------------------------------------------------------------

                        THIS PAGE INTENTIONALLY LEFT BLANK

PROSPECTUS DECEMBER 29, 2000


100% U.S. TREASURY
SECURITIES MONEY
MARKET FUND

TREASURY PLUS
MONEY MARKET FUND

FEDERAL MONEY
MARKET FUND

U.S. GOVERNMENT
MONEY MARKET FUND

PRIME MONEY
MARKET FUND

TAX FREE MONEY
MARKET FUND


CHASE VISTA FUNDS
OFFERED THROUGH
WARNER ASSET
MANAGEMENT, INC.



PREMIER SHARES



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF SECURITIES OF ANY OF THE FUNDS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIME TO INDICATE OTHERWISE.


[LOGO]CHASE
THE RIGHT RELATIONSHIP IS EVERYTHING.-REGISTERED TRADEMARK-


PL7-1-1200

100% U.S. TREASURY SECURITIES
MONEY MARKET FUND                                 1

TREASURY PLUS MONEY MARKET FUND                   5

FEDERAL MONEY MARKET FUND                         9

U.S. GOVERNMENT MONEY MARKET FUND                13

PRIME MONEY MARKET FUND                          17

TAX FREE MONEY MARKET FUND                       22

THE FUND'S INVESTMENT ADVISER
AND THE YEAR 2000                                27

------------------------------------------------------
HOW YOUR ACCOUNT WORKS                           28
------------------------------------------------------

BUYING FUND SHARES                               28

SELLING FUND SHARES                              30

DISTRIBUTION ARRANGEMENTS                        30

OTHER INFORMATION CONCERNING THE FUNDS           31

DISTRIBUTIONS AND TAXES                          32

------------------------------------------------------
SHAREHOLDER SERVICES                             33
------------------------------------------------------

------------------------------------------------------
WHAT THE TERMS MEAN                              34
------------------------------------------------------

------------------------------------------------------
FINANCIAL HIGHLIGHTS                             35
------------------------------------------------------

------------------------------------------------------
HOW TO REACH US                          Back Cover
------------------------------------------------------

CHASE VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

THE FUND'S MAIN
INVESTMENT STRATEGY

The Fund invests solely in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes. These investments carry different interest rates, maturities and issue dates.

The Fund does not buy securities issued or guaranteed by agencies of the U.S. government and it does not enter into repurchase agreements. The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and market sectors.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

CHASE VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

THE MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[SIDEBAR]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE 100% U.S. TREASURY SECURITIES MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception.



The performance for the period before Premier Class Shares were launched in June 1996 is based upon the performance for the Vista Class Shares of the Fund.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


YEAR-BY-YEAR RETURNS

PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE. THE BARS FOR 1992, 1993, 1994, 1995, AND 1996 ARE BASED UPON THE PERFORMANCE FOR THE VISTA CLASS SHARES OF THE FUND.

[BAR CHART]

1992         3.35%
1993         2.60%
1994         3.50%
1995         5.17%
1996         4.75%
1997         4.95%
1998         4.93%
1999         4.36%


THE TOTAL RETURN FOR THE FUND FROM
JANUARY 1, 2000 TO SEPTEMBER 30, 2000 WAS 4.05%.


-----------------------------
BEST QUARTER      1.32%
-----------------------------
      2ND QUARTER, 1995
-----------------------------
WORST QUARTER     0.63%
-----------------------------
      2ND QUARTER, 1993
-----------------------------



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 1999

                                                                           SINCE
                                                                         INCEPTION
                                      PAST 1 YEAR      PAST 5 YEARS      (11/30/91)
------------------------------------------------------------------------------------
 PREMIER SHARES                       4.36%            4.83%             4.20%
------------------------------------------------------------------------------------


CHASE VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
-------------------------------------------------------------------------------
 NONE
-------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*




                                                                             TOTAL ANNUAL
                      MANAGEMENT        DISTRIBUTION       OTHER             FUND OPERATING
 CLASS OF SHARES      FEES              (12B-1) FEES       EXPENSES          EXPENSES
-------------------------------------------------------------------------------------------
 PREMIER SHARES       0.10%             NONE               0.42%#            0.52%#
-------------------------------------------------------------------------------------------



* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.



# RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE ARRANGEMENTS.



THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.38% AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.48%. THAT IS BECAUSE THE CHASE MANHATTAN BANK (CHASE) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. CHASE AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.



THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.



EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:



 - you invest $10,000



 - you sell all your shares at the end of the period



 - your investment has a 5% return each year



 - you reinvested all your dividends, and



 - the Fund's operating expenses are not waived and remain the same as shown above.



Although your actual costs may be higher or lower, based on these assumptions, your costs would be:




                                1 YEAR      3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
 PREMIER SHARES                 $53         $167        $291         $653
--------------------------------------------------------------------------------

CHASE VISTA TREASURY PLUS MONEY MARKET FUND


THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests at least 65% of its assets in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and repurchase agreements collateralized by these investments. These debt securities carry different interest rates, maturities and issue dates.

The Fund also seeks to enhance its performance by investing in repurchase agreements, using debt securities guaranteed by the U.S. Treasury as collateral.

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is

CHASE VISTA TREASURY PLUS MONEY MARKET FUND

not rated, it must be considered of comparable quality by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

THE MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[SIDEBAR]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE TREASURY PLUS MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE.

[BAR CHART]

1995         5.43%
1996         4.90%
1997         5.09%
1998         5.04%
1999         4.59%


THE TOTAL RETURN FOR THE FUND FROM JANUARY 1, 2000 TO SEPTEMBER 30, 2000 WAS
4.28%


BEST QUARTER      1.36%
-----------------------------
      2ND QUARTER, 1995
-----------------------------
 WORST QUARTER    1.05%
-----------------------------
      1ST QUARTER, 1999
-----------------------------



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 1999
                                                                           SINCE
                                                                         INCEPTION
                                      PAST 1 YEAR      PAST 5 YEARS      (4/20/94)
------------------------------------------------------------------------------------
 PREMIER SHARES                       4.59%            5.01%             4.91%
------------------------------------------------------------------------------------


CHASE VISTA TREASURY PLUS MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
-------------------------------------------------------------------------------
 NONE
-------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*




                                                                             TOTAL ANNUAL
                      MANAGEMENT        DISTRIBUTION       OTHER             FUND OPERATING
 CLASS OF SHARES      FEES              (12B-1) FEES       EXPENSES          EXPENSES
-------------------------------------------------------------------------------------------
 PREMIER SHARES       0.10%             NONE               0.41%             0.51%
-------------------------------------------------------------------------------------------



* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.



THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.35% AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.45%. THAT IS BECAUSE THE CHASE MANHATTAN BANK (CHASE) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. CHASE AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.



THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.



EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:



 - you invest $10,000



 - you sell all your shares at the end of the period



 - your investment has a 5% return each year



 - you reinvested all your dividends, and



 - the Fund's operating expenses are not waived and remain the same as shown above.



Although your actual costs may be higher or lower, based on these assumptions, your costs would be:




                                1 YEAR      3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
 PREMIER SHARES                 $52         $164        $285         $640
--------------------------------------------------------------------------------

CHASE VISTA FEDERAL MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide current income while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests primarily in:

- direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and

- debt securities that certain U.S. government agencies or authorities have either issued or guaranteed as to principal and interest.

The Fund does not enter into repurchase agreements. The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

CHASE VISTA FEDERAL MONEY MARKET FUND

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

THE MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[SIDEBAR]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FEDERAL MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS
PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE.

[BAR CHART]

1995         5.52%
1996         5.02%
1997         5.19%
1998         5.08%
1999         4.73%


THE TOTAL RETURN FOR THE FUND FROM JANUARY 1, 2000 TO SEPTEMBER 30, 2000 WAS 4.30%.


BEST QUARTER       1.38%
-----------------------------
       2ND QUARTER, 1995
-----------------------------
 WORST QUARTER     1.10%
-----------------------------
       1ST QUARTER, 1999
-----------------------------



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 1999
                                                                           SINCE
                                                                         INCEPTION
                                      PAST 1 YEAR      PAST 5 YEARS      (4/20/94)
------------------------------------------------------------------------------------
 PREMIER SHARES                       4.73%            5.10%             5.03%
------------------------------------------------------------------------------------


CHASE VISTA FEDERAL MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
-------------------------------------------------------------------------------
 NONE
-------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*




                                                                             TOTAL ANNUAL
                      MANAGEMENT        DISTRIBUTION       OTHER             FUND OPERATING
 CLASS OF SHARES      FEES              (12B-1) FEES       EXPENSES          EXPENSES
-------------------------------------------------------------------------------------------
 PREMIER SHARES       0.10%             NONE               0.38%#            0.48%#
-------------------------------------------------------------------------------------------



* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.



# RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE ARRANGEMENTS.



THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.



EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:



 - you invest $10,000



 - you sell all your shares at the end of the period



 - your investment has a 5% return each year



 - you reinvested all your dividends, and



 - the Fund's operating expenses are not waived and remain the same as shown above.



Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                1 YEAR      3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
 PREMIER SHARES                 $49         $154        $269         $604
--------------------------------------------------------------------------------

CHASE VISTA U.S. GOVERNMENT MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN
INVESTMENT STRATEGY

The Fund invests substantially all its assets in:

- debt securities issued or guaranteed by the U.S. Treasury or agencies or authorities of the U.S. Government, and

- repurchase agreements using these securities as collateral.

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the

CHASE VISTA U.S. GOVERNMENT MONEY MARKET FUND

differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

THE MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[SIDEBAR]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE U.S. GOVERNMENT MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS
PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE
FUTURE.

[BARCHART]

1990                  7.70%
1991                  5.81%
1992                  3.40%
1993                  2.71%
1994                  3.83%
1995                  5.54%
1996                  5.02%
1997                  5.13%
1998                  5.14%
1999                  4.77%


THE TOTAL RETURN FOR THE FUND FROM JANUARY 1, 2000 TO SEPTEMBER 30, 2000 WAS 4.41%.



------------------------------------------
BEST QUARTER                    1.90%
------------------------------------------
                    2ND QUARTER, 1990
                    3RD QUARTER, 1990
------------------------------------------
WORST QUARTER                  0.66%
------------------------------------------
                    2ND QUARTER, 1993


AVERAGE ANNUAL TOTAL RETURNS


FOR THE PERIODS ENDING DECEMBER 31, 1999

                                   PAST 1 YEAR    PAST 5 YEARS  PAST 10 YEARS
--------------------------------------------------------------------------------
PREMIER SHARES                     4.77%          5.12%         4.90%
--------------------------------------------------------------------------------

CHASE VISTA U.S. GOVERNMENT MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
-------------------------------------------------------------------------------
 NONE
-------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*



                                                                  TOTAL ANNUAL
                   MANAGEMENT      DISTRIBUTION   OTHER           FUND OPERATING
 CLASS OF SHARES   FEES            (12B-1) FEES   EXPENSES        EXPENSES
--------------------------------------------------------------------------------
 PREMIER SHARES    0.10%           0.10%          0.38%#          0.58%#
--------------------------------------------------------------------------------



* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.



THE ACTUAL DISTRIBUTION FEES ARE EXPECTED TO BE 0.06%, THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.29%, AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.45%. THAT IS BECAUSE THE CHASE MANHATTAN BANK (CHASE) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. CHASE AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.



THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.



EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:



- you invest $10,000



- you sell all your shares at the end of the period



- your investment has a 5% return each year



- you reinvested all your dividends, and



- the Fund's operating expenses are not waived and remain the same as shown above.



Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                1 YEAR      3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
 PREMIER SHARES                 $59         $186        $324         $726
--------------------------------------------------------------------------------

CHASE VISTA PRIME MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

- debt securities issued or guaranteed by qualified banks. These are:

   - U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

   - foreign banks with the equivalent of more than $10 billion in total assets and which have branches or agencies in the U.S.

   - other U.S. or foreign commercial banks which the Fund's advisers judge to have comparable credit standing

- securities issued or guaranteed by the U.S. Government, its agencies or authorities

- asset-backed securities

- repurchase agreements

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

CHASE VISTA PRIME MONEY MARKET FUND

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

THE MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

Investments in foreign banks and other foreign issuers may be riskier than investments in the United States. That could be, in part, because of difficulty converting investments into cash, political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[SIDEBAR]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PRIME MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

CHASE VISTA PRIME MONEY MARKET FUND

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS
PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE
FUTURE.

[BARCHART]

1994         4.10%
1995         5.66%
1996         5.20%
1997         5.37%
1998         5.32%
1999         4.97%


THE TOTAL RETURN FOR THE FUND FROM JANUARY 1, 2000 TO SEPTEMBER 30, 2000 WAS 4.53%.


----------------------------------------
BEST QUARTER                    1.41%
----------------------------------------
                    2ND QUARTER, 1995
----------------------------------------
 WORST QUARTER                  0.75%
----------------------------------------
                    1ST QUARTER, 1994
----------------------------------------

AVERAGE ANNUAL TOTAL RETURNS


FOR THE PERIODS ENDING DECEMBER 31, 1999



                                                                     SINCE
                                                                     INCEPTION
                                        PAST 1 YEAR    PAST 5 YEARS  (11/15/93)
--------------------------------------------------------------------------------
 PREMIER SHARES                         4.97%          5.30%         5.04%
--------------------------------------------------------------------------------

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
--------------------------------------------------------------------------------
 NONE
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*



                                                               TOTAL ANNUAL
                   MANAGEMENT      DISTRIBUTION   OTHER        FUND OPERATING
CLASS OF SHARES    FEES            (12B-1) FEES   EXPENSES     EXPENSES
-----------------------------------------------------------------------------
 PREMIER SHARES    0.10%           NONE           0.38%#       0.48%#
-----------------------------------------------------------------------------


* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.


# RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE
  ARRANGEMENTS.


THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.35% AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.45%. THAT IS BECAUSE THE CHASE MANHATTAN BANK (CHASE) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. CHASE AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.


THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000

- you sell all your shares at the end of the period


- your investment has a 5% return each year



- you reinvested all your dividends, and


- the Fund's operating expenses are not waived and remain the same as shown above.


Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                        1 YEAR          3 YEARS        5 YEARS         10 YEARS
--------------------------------------------------------------------------------
 PREMIER SHARES         $49             $154           $269            $604
--------------------------------------------------------------------------------

CHASE VISTA TAX FREE MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund will try to invest 100% of its assets in municipal obligations, the interest on which is excluded from gross income and which is not subject to the alternative minimum tax on individuals.

As a fundamental policy, the Fund will invest at least 80% of its assets in municipal obligations. The remaining 20% of total assets may be invested in securities which are subject to federal income tax or the federal alternative minimum tax for individuals. To temporarily defend its assets, the Fund may exceed this limit.

The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

The Fund invests only in securities issued and payable in U.S. dollars.

Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The dollar-weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of its non-fundamental investment policies (except its investment objective) without shareholder approval.

THE MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

[SIDEBAR]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE TAX FREE MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

CHASE VISTA TAX FREE MONEY MARKET FUND

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

Interest on certain municipal obligations is subject to the federal alternate minimum tax. Normally, up to 20% of the Fund's total assets may be invested in securities that are subject to this tax. Consult your tax professional for more information.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions because of political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems among the institutions issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years.



The performance for the period before Premier Class Shares were launched in October 1990 is based upon the performance for the Vista Class Shares of the Fund.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS
PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE.

THE BARS FOR 1989 AND 1990 ARE BASED ON THE PERFORMANCE OF THE VISTA CLASS
SHARES.

[BARCHART]

1990         5.50%
1991         4.38%
1992         2.83%
1993         2.13%
1994         2.46%
1995         3.42%
1996         3.04%
1997         3.23%
1998         3.05%
1999         2.83%
1999         4.97%


THE TOTAL RETURN FOR THE FUND FROM JANUARY 1, 2000 TO SEPTEMBER 30, 2000 WAS 2.70%.


------------------------------------------
BEST QUARTER                    1.44%
------------------------------------------
                    4TH QUARTER, 1990
------------------------------------------
 WORST QUARTER                  0.48%
------------------------------------------
                    1ST QUARTER, 1994

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDING DECEMBER 31, 1999



                                  PAST 1 YEAR    PAST 5 YEARS  PAST 10 YEARS
----------------------------------------------------------------------------
 PREMIER SHARES                   2.83%          3.11%         3.28%
----------------------------------------------------------------------------

CHASE VISTA TAX FREE MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
--------------------------------------------------------------------------------
 NONE
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*



                                                                  TOTAL ANNUAL
                   MANAGEMENT      DISTRIBUTION   OTHER           FUND OPERATING
CLASS OF SHARES    FEES            (12B-1) FEES   EXPENSES        EXPENSES
--------------------------------------------------------------------------------
PREMIER SHARES     0.10%           NONE           0.41%#          0.51%#
--------------------------------------------------------------------------------



* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.


# RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE
  ARRANGEMENTS.



THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000

- you sell all your shares at the end of the period


- your investment has a 5% return each year


- you reinvested all your dividends, and


- the Fund's operating expenses are not waived and remain the same as shown above.



Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                1 YEAR      3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
 PREMIER SHARES                 $52         $164        $285         $640
--------------------------------------------------------------------------------

THE FUNDS' INVESTMENT ADVISER


THE FUNDS' INVESTMENT ADVISER


The Chase Manhattan Bank (Chase) is the investment adviser to the Funds. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation (CMC), a bank holding company. Chase provides the Funds with investment advice and supervision. Chase and its predecessors have more than a century of money management experience. Chase is located at 270 Park Avenue, New York, New York 10017.



For the fiscal year ended August 31, 2000, Chase was paid a management fee of 0.10% of the average daily net assets of each Fund.



Chase Fleming Asset Management (USA) Inc. (CFAM (USA)) is the sub-adviser to all the Funds except the Tax Free Money Market Fund. It makes the day to day investment decisions for those Funds. Chase pays CFAM (USA) a sub-advisory fee for its services. CFAM (USA) is a wholly owned subsidiary of Chase. CFAM
(USA) provides discretionary investment services to institutional clients and is located at 1211 Avenue of the Americas. New York, NY 10036.



The Tax Free Money Market Fund does not have a sub-adviser. It is anticipated that Chase will transfer its investment advisory business to CFAM(USA) in the first quarter of 2001.

HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES


You don't pay any sales charge (sometimes called a load) when you buy shares in these funds. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. All of these Funds seek to maintain a stable NAV of $1.00. Each Fund uses the amortized cost to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.


The NAV of each class of shares is generally calculated as of 6:00 p.m. eastern time each day the Funds are accepting purchase orders. You'll pay the next NAV calculated after the Chase Vista Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.


The center accepts purchase orders on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If you send us an order in proper form by a Fund's cut-off time, we'll process your order at that day's price and you'll be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we'll generally process it at the next day's price, but we may process it that day if we receive it before 4:00 p.m. (Eastern time). If you pay by check before the cut-off time, we'll generally process your order the next day the Funds are open for business. Normally, the cut-off (in Eastern time) is:


------------------------------------
 100% U.S. TREASURY
 SECURITIES MONEY
 MARKET FUND               NOON
------------------------------------
 TAX FREE MONEY
 MARKET FUND               NOON
------------------------------------
 FEDERAL MONEY
 MARKET FUND               2:00 P.M.
------------------------------------
 U.S. GOVERNMENT
 MONEY MARKET FUND         4:00 P.M.
------------------------------------
 PRIME MONEY
 MARKET FUND               5:00 P.M.
------------------------------------
 TREASURY PLUS
 MONEY MARKET FUND         4:00 P.M.
------------------------------------



A later cut-off time may be permitted for investors buying their shares (through Chase or a bank affiliate of Chase) so long as such later cut-off time is before the Fund's NAV is calculated. If you buy through an agent and not directly from the Chase Vista Funds Service Center, the agent could set earlier cut-off times. Each Fund can set an earlier cut-off time if the Public Securities Association recommends that the U.S. Government securities market close trading early.

You must provide a Taxpayer Identification Number when you open an account.

The Funds have the right to reject any purchase order.

QUALIFIED INVESTORS

Premier shares are available only to qualified investors. These are defined as institutions, trusts, partnerships, corporations and certain retirement plans and fiduciary accounts opened by a bank, trust company or thrift institution which has investment authority over such accounts.

MINIMUM INVESTMENTS

First time investors must buy a minimum $100,000 worth of Premier Shares in a Fund to open an account. There are no minimum levels for subsequent purchases, but you must always have at least $100,000 in your account.


Make your check out to Chase Vista Funds in U.S. dollars. We won't accept credit cards, cash, or checks from a third party. You cannot sell your shares until your check has cleared, which could take 15 calendar days. If you buy through an Automated Clearing House, you can't sell your shares until the payment clears. That could take more than seven business days. Your purchase will be canceled if your check doesn't clear and you'll be responsible for any expenses and losses to the Funds. Orders by wire will be canceled if the Chase Vista Funds Service Center doesn't receive payment by the later of the Fund's cut-off time or 4:00 pm Eastern time on the day you buy.

HOW YOUR ACCOUNT WORKS

OPENING YOUR ACCOUNT AND BUYING SHARES

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative which Funds you want to buy and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Your representative may set different minimum investments and earlier cut-off times.

SELLING FUND SHARES


You can sell your shares on any day the Chase Vista Funds Service Center is open for trading, either directly to the Funds or through your investment representative. You'll receive the next NAV calculated after the Chase Vista Funds Service Center accepts your order.



Under normal circumstances, if your request is received before a Fund's cut-off time, the Fund will send you the proceeds the next business day. We won't accept an order to sell shares if the Fund hasn't collected your payment for the shares. Each Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.


You'll need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.

SELLING SHARES

THROUGH YOUR INVESTMENT REPRESENTATIVE


Tell your representative which Funds you want to sell. He or she will send the necessary documents to the Funds. Your representative might charge you for this service.


DISTRIBUTION ARRANGEMENTS

Vista Fund Distributors Inc. (VFD) is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with Chase. The U.S. Government Money Market Fund has adopted a Rule 12b-1 distribution plan under which it pays up to 0.10% of its Premier Class assets in distributor fees.

This payment covers such things as payments for services provided by broker-dealers and expenses connected to sale of shares. Payments are not tied to the amount of actual expenses incurred. Because 12b-1 expenses are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

OTHER INFORMATION CONCERNING THE FUNDS

We may close your account if the balance falls below $100,000 because you've sold shares. We may also close the account if you fail to meet investment minimums in 12 months. We'll give you 60 days notice before closing your account.


Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold a Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Funds will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.


You may not always reach the Chase Vista Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.


The Funds have agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Premier Shares of each Fund held by investors serviced by the shareholder servicing agent.



Chase and/or VFD may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of each Fund attributable to shares of the Fund held by customers of those shareholder servicing agents.


Each Fund may issue multiple classes of shares. This prospectus relates only to Premier shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive different amount for each class.

Chase and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. This information can be used for a

HOW YOUR ACCOUNT WORKS

variety of purposes, including offering investment and insurance products to shareholders.

DISTRIBUTIONS AND TAXES

The Funds can earn income and they can realize capital gain. The Funds deduct any expenses then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. We distribute the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends won't be affected by the form in which you receive them. We distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income by the Tax Free Funds are not subject to federal income taxes but will generally be subject to state and local taxes. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The above is only a general summary of tax implications of investing in these Funds. Please consult your tax adviser to see how investing in the Funds will affect your own tax situation.

SHAREHOLDER SERVICES

EXCHANGE PRIVILEGES

You can exchange your Premier shares for shares in certain other Chase Vista funds. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the fund you want to buy before making an exchange. You'll need to meet any minimum investment requirements and may have to pay a sales charge. Call Warner Asset Management, Inc. at 1-888-742-2111 for details.

EXCHANGE BY PHONE

You may also use our Telephone Exchange Privilege. You can get information by contacting the Chase Vista Funds Service Center or your investment representative.

WHAT THE TERMS MEAN

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

FINANCIAL HIGHLIGHTS



The Financial Highlights tables are intended to help you understand the Funds' financial performance for each of the past five years (or for the periods since shares were first offered). The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions).



The following tables provide selected per share data and ratios for one Premier Class share outstanding throughout each period shown.



This information is supplemented by the financial statements including accompanying notes appearing in the Funds' Annual Report to Shareholders for the year ended August 31, 2000, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Funds or their Shareholder Servicing Agent.



The financial statements, which include the financial highlights, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

FINANCIAL HIGHLIGHTS


CHASE VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND



                                                                           Year         Year         Year         Year       6/3/96
                                                                          ended        ended        ended        ended      through
                                                                        8/31/00      8/31/99      8/31/98      8/31/97     8/31/96*
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $1.00        $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                                                   0.05         0.04         0.05         0.05         0.01
  Less distributions:
   Dividends from net investment income                                    0.05         0.04         0.05         0.05         0.01
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $1.00        $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                              5.12%        4.40%        5.00%        4.91%        1.11%
===================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                       $116          $24          $22           $6           $1
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets#                                  0.49%        0.50%        0.51%        0.55%        0.42%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets#                                                       5.02%        4.22%        4.99%        4.80%        3.45%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits
to average net assets#                                                    0.53%        0.56%        0.78%        0.80%        0.42%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income without
waivers, reimbursements and earnings
credits to average net assets#                                            4.98%        4.16%        4.72%        4.55%        3.45%
-----------------------------------------------------------------------------------------------------------------------------------



  *Commencement of offering shares.
  #Short periods have been annualized.

CHASE VISTA TREASURY PLUS MONEY MARKET FUND



                                                                           Year         Year         Year         Year         Year
                                                                          ended        ended        ended        ended        ended
                                                                        8/31/00      8/31/99      8/31/98      8/31/97      8/31/96
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $1.00        $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                                                   0.05         0.04         0.05         0.05         0.05
  Less distributions:
   Dividends from net investment income                                    0.05         0.04         0.05         0.05         0.05
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $1.00        $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                              5.44%        4.54%        5.18%        4.98%        5.07%
===================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                       $228         $476         $155         $131         $106
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                   0.45%        0.45%        0.46%        0.51%        0.52%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                                                        5.28%        4.42%        5.06%        4.88%        4.85%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits to
average net assets                                                        0.51%        0.50%        0.50%        0.53%        0.63%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income without
waivers, reimbursements and earnings
credits to average net assets                                             5.22%        4.37%        5.02%        4.86%        4.74%
-----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


CHASE VISTA FEDERAL MONEY MARKET FUND




                                                                           Year         Year         Year         Year         Year
                                                                          ended        ended        ended        ended        ended
                                                                        8/31/00      8/31/99      8/31/98      8/31/97      8/31/96
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $1.00        $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                                                   0.05         0.05         0.05         0.05         0.05
  Less distributions:
   Dividends from net investment income                                    0.05         0.05         0.05         0.05         0.05
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $1.00        $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                              5.50%        4.67%        5.22%        5.12%        5.14%
===================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                       $279         $298         $313         $400         $249
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                   0.50%        0.50%        0.50%        0.50%        0.50%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                                                        5.35%        4.56%        5.07%        5.01%        4.99%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits
to average net assets                                                     0.50%        0.50%        0.51%        0.52%        0.52%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income without
waivers, reimbursements and earnings
credits to average net assets                                             5.35%        4.56%        5.06%        4.99%        4.97%
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CHASE VISTA U.S. GOVERNMENT MONEY MARKET FUND




                                                                           Year         Year         Year         Year         Year
                                                                          ended        ended        ended        ended        ended
                                                                        8/31/00      8/31/99      8/31/98      8/31/97      8/31/96
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $1.00        $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                                                   0.05         0.05         0.05         0.05         0.05
  Less distributions:
   Dividends from net investment income                                    0.05         0.05         0.05         0.05         0.05
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $1.00        $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                              5.62%        4.70%        5.25%        5.08%        5.15%
===================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                     $1,134         $922       $1,084         $837         $802
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                   0.45%        0.45%        0.48%        0.55%        0.55%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net income to average net assets                                 5.50%        4.60%        5.12%        4.97%        5.04%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits
to average net assets                                                     0.58%        0.58%        0.60%        0.60%        0.59%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income without
waivers, reimbursements and earnings
credits to average net assets                                             5.37%        4.47%        5.00%        4.92%        5.00%
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FINANCIAL HIGHLIGHTS


CHASE VISTA PRIME MONEY MARKET FUND



                                                                           Year         Year         Year         Year         Year
                                                                          ended        ended        ended        ended        ended
                                                                        8/31/00      8/31/99      8/31/98      8/31/97      8/31/96
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $1.00        $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                                                   0.06         0.05         0.05         0.05         0.05
  Less distributions:
   Dividends from net investment income                                    0.06         0.05         0.05         0.05         0.05
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $1.00        $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                              5.81%        4.90%        5.44%        5.34%        5.32%
===================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                     $1,841       $1,094        $590         $499          $419
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                   0.45%        0.45%        0.45%        0.45%        0.45%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                                                        5.67%        4.77%        5.29%        5.17%        5.18%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits
to average net assets                                                     0.49%        0.49%        0.51%        0.53%        0.51%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income without
waivers, reimbursements and earnings
credits to average net assets                                             5.63%        4.73%        5.23%        5.09%        5.12%
-----------------------------------------------------------------------------------------------------------------------------------

CHASE VISTA TAX FREE MONEY MARKET FUND



                                                                           Year         Year         Year         Year         Year
                                                                          ended        ended        ended        ended        ended
                                                                        8/31/00      8/31/99      8/31/98      8/31/97      8/31/96
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $1.00        $1.00        $1.00        $1.00        $1.00
  Income from investment operations:
   Net investment income                                                   0.03         0.03         0.03         0.03         0.03
  Less distributions:
   Dividends from net investment income                                    0.03         0.03         0.03         0.03         0.03
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $1.00        $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                              3.41%        2.78%        3.17%        3.19%        3.12%
===================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                       $120         $130         $133         $105         $145
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                   0.55%        0.54%        0.53%        0.53%        0.58%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                                                        3.40%        2.74%        3.10%        3.13%        3.08%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits
to average net assets                                                     0.59%        0.56%        0.53%        0.53%        0.73%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income without
waivers, reimbursements and earnings
credits to average net assets                                             3.26%        2.72%        3.10%        3.13%        2.93%
-----------------------------------------------------------------------------------------------------------------------------------

HOW TO REACH US

MORE INFORMATION

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund's investments and performance.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it's considered to be part of this prospectus.


You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-888-742-2111 or writing to:



WARNER ASSET MANAGEMENT, INC.
20206 ROUTE 19
SUITE 300
CRANBERRY TOWNSHIP, PA 16066-6106


If you buy your shares through The Chase Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information online at www.chasevista.com on the internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.


The Fund's Investment Company Act File No. is 811-8358.


Chase Vista Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039

-------------------------------------------------------------------------------
PROSPECTUS DECEMBER 29, 2000
-------------------------------------------------------------------------------


                                    Cohen & Steers



CHASE VISTA PRIME
MONEY MARKET FUND








                                                      The Securities and
                                                      Exchange Commission
                                                      has not approved or
                                                      disapproved these
                                                      securities or determined
                                                      if this prospectus is
                                                      truthful or complete. Any
                                                      representation to the
                                                      contrary is a criminal
                                                      offense.




[CHASE LOGO]

PRIME MONEY MARKET FUND                      1

THE FUND'S INVESTMENT ADVISER

                                             6

-----------------------------------------------
HOW YOUR ACCOUNT WORKS                       7
-----------------------------------------------

HOW SHARES ARE PRICED                        7

HOW TO BUY SHARES                            8

HOW TO SELL SHARES                          10

OTHER INFORMATION CONCERNING THE FUND       11

DISTRIBUTION AND TAXES                      12

- ----------------------------------------------
WHAT THE TERMS MEAN                         13
- ----------------------------------------------

- ----------------------------------------------
FINANCIAL HIGHLIGHTS OF THE FUND            14
- ----------------------------------------------

- ----------------------------------------------
HOW TO REACH US                     Back cover
- ----------------------------------------------

CHASE VISTA PRIME MONEY MARKET FUND

THE FUND'S
OBJECTIVE

The Fund aims to
provide the highest
possible level of
current income
while still
maintaining
liquidity and
preserving capital.


THE FUND'S
MAIN INVESTMENT STRATEGY

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

- debt securities issued or guaranteed by qualified banks. These are:

  - U.S. banks with more than $1 billion in total assets and foreign branches of these banks

  - foreign banks with the equivalent of more than $10 billion in total assets and which have branches or agencies in the U.S.

  - other U.S. or foreign commercial banks which the Fund's advisers judge to have comparable credit standing

- securities issued or guaranteed by the U.S. Government, its agencies or authorities

- asset-backed securities

- repurchase agreements.

The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

CHASE VISTA PRIME MONEY MARKET FUND

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

THE FUND'S MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

Investments in foreign banks and other foreign issuers may be riskier than investments in the United States. That could be, in part, because of difficulty converting investments into cash, political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[Begin Side Bar]

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, The Chase Manhattan Bank or any of its affiliates and are not insured by the FDIC, the Federal Reserve Board or any other government agency. Although the 100% U.S. Treasury Securities Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

CHASE VISTA PRIME MONEY MARKET FUND


THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception.

The performance for the period before Vista Class shares were launched in November 1998 is based upon performance for Class B and Premier Class shares of the Fund. The actual returns of Vista Class shares would have been different from those shown because Vista Class shares have higher expenses than Premier shares and lower expenses than Class B shares.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE.

THE BAR FOR 1994 IS BASED ON PERFORMANCE FOR PREMIER CLASS SHARES OF THE FUND. THE BARS FOR 1995-1998 ARE BASED ON PERFORMANCE FOR CLASS B SHARES OF THE FUND.

1994          3.39%
1995          4.59%
1996          4.13%
1997          4.49%
1998          4.60%
1999          4.82%


THE PERFORMANCE FIGURES IN THE BAR CHART DO NOT REFLECT ANY DEDUCTION FOR THE CONTINGENT DEFERRED SALES CHARGE WHICH IS ASSESSED ON CLASS B SHARES. IF THE LOAD WERE REFLECTED, THE PERFORMANCE FIGURES WOULD HAVE BEEN LOWER.THE TOTAL RETURN FOR THE FUND FROM JANUARY 1, 2000 TO SEPTEMBER 30, 2000 WAS 3.91%.


----------------------------------------------
BEST QUARTER                 1.30%
----------------------------------------------
                 4TH QUARTER, 1999
----------------------------------------------
WORST QUARTER                0.75%
----------------------------------------------
                 1ST QUARTER, 1994


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 1999

                                                                                SINCE
                                                                                INCEPTION
                                               PAST 1 YEAR      PAST 5 YEARS    (11/15/93)
------------------------------------------------------------------------------------------
  VISTA SHARES                                   4.82%          4.52%           4.29%
------------------------------------------------------------------------------------------

VISTA CLASS SHARES WERE FIRST OFFERED ON NOVEMBER 2, 1998. THE PERFORMANCE FOR THE PERIOD BEFORE VISTA CLASS SHARES WERE LAUNCHED IS BASED ON PERFORMANCE FOR PREMIER CLASS AND CLASS B SHARES OF THE FUND. THE ACTUAL RETURNS OF VISTA CLASS SHARES WOULD HAVE BEEN DIFFERENT FROM THOSE SHOWN BECAUSE VISTA CLASS SHARES HAVE HIGHER EXPENSES THAN PREMIER CLASS SHARES AND LOWER EXPENSES THAN CLASS B SHARES.

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

                                                                MAXIMUM DEFERRED SALES CHARGE
                              MAXIMUM SALES CHARGE (LOAD)       (LOAD) SHOWN AS LOWER OF %
                              WHEN YOU BUY SHARES, SHOWN        OF THE ORIGINAL PURCHASE
                              AS % OF THE OFFERING PRICE(1)     PRICE OR REDEMPTION PROCEEDS
------------------------------------------------------------------------------------------
  VISTA SHARES                NONE                              NONE
------------------------------------------------------------------------------------------

(1) THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                              TOTAL ANNUAL
                           MANAGEMENT       DISTRIBUTION      OTHER           FUND OPERATING
  CLASS OF SHARES          FEES             (12B-1) FEES      EXPENSES        EXPENSES
------------------------------------------------------------------------------------------
  VISTA SHARES             0.10%            NONE              0.50%#          0.60%#
------------------------------------------------------------------------------------------


* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.

RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE
ARRANGEMENTS.

THE ACTUAL OTHER EXPENSES FOR VISTA CLASS SHARES IS EXPECTED TO BE 0.49% AND TOTAL ANNUAL FUND OPERATING EXPENSES FOR VISTA CLASS SHARES ARE NOT EXPECTED TO EXCEED 0.59%. THAT IS BECAUSE THE CHASE MANHATTAN BANK (CHASE) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. CHASE AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.

THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.

CHASE VISTA PRIME MONEY MARKET FUND



EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-   you invest $10,000

-   you sell all your shares at the end of the period

-   your investment has a 5% return each year,

-   you reinvested all your dividends, and

- the Fund's operating expenses are not waived and remain the same as shown above.



Although your actual costs may be higher or lower, based on these assumptions:

IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:

                                     1 YEAR         3 YEARS       5 YEARS       10 YEARS
------------------------------------------------------------------------------------------
  VISTA SHARES                       $  61          $192          $335          $  750
------------------------------------------------------------------------------------------

THE FUNDS' INVESTMENT ADVISER

The Chase Manhattan Bank (Chase) is the investment adviser to the Funds. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation (CMC), a bank holding company. Chase provides the Funds with investment advice and supervision. Chase and its predecessors have more than a century of money management experience. Chase is located at 270 Park Avenue, New York, New York 10017.

For the fiscal year ended August 31, 2000, Chase was paid a management fee of 0.10% of the average daily net assets of the Fund.

Chase Fleming Asset Management (USA) Inc. (CFAM (USA)) is the sub-adviser to the Fund. It makes the day to day investment decisions for the Fund. Chase pays CFAM (USA) a sub-advisory fee for its services. CFAM (USA) is a wholly owned subsidiary of Chase. CFAM (USA) provides discretionary investment services to institutional clients and is located at 1211 Avenue of the Americas, New York, NY 10036.

------------------------------------------------------------------------------
HOW YOUR ACCOUNT WORKS
------------------------------------------------------------------------------


How shares are priced


The price of your shares is the net asset value per share (NAV) of $1.00. NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. The Fund seeks to maintain a stable NAV. The fund uses the amortized cost to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.


The NAV is generally calculated as of 4:00 p.m. Eastern time, each day the Fund is accepting purchase orders. When certain automated share purchase programs are introduced, we'll also calculate the NAV at 6:00 p.m. for Funds available through those programs. You'll pay the next NAV calculated after our agent, the Chase Global Funds Service Center, receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

The center accepts purchase orders on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If you send us an order in proper form by the Fund's cut-off time, we'll process your order at that day's price and you'll be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we'll generally process it at the next day's price, but we may process it that day if we receive it before 4:00 p.m. (Eastern time). If you pay by check before the cut-off time, we'll generally process your order the next day the Fund is open for business. Normally, the cut-off (in Eastern time) for the Prime
Money Market Fund is 4:00 p.m.


If the Public Securities Association recommends an early close to trading on the U.S. Government securities market, the Fund may close earlier.

You must provide a Taxpayer Identification Number when you open an account.

The Funds have the right to reject any purchase order or stop offering shares at any time.


How to buy shares

There is no charge to buy or sell shares. You can open an account with as little as $1,000. The minimum for subsequent investments is $250.


By mail

You may buy shares of the Fund by completing and signing the account application in this prospectus and mailing it, together with a check payable to "Chase Vista Prime Money Market Fund", to:


Cohen & Steers/Chase Vista
Prime Money Market Fund
c/o Chase Global Funds
Services Company
P.O. Box 2798
Boston, MA 02208-2798

If you pay by check, you won't be able to sell your shares until your check clears. That could take 15 calendar days or longer. If you buy through an automated clearing house, you won't be able to sell your shares until the payment clears, which may take seven business days or longer. If a bank does not honor a check used to buy shares, the order will be canceled and the shareholder will be responsible for any losses or expenses the Fund incurs.


By wire

For best service, follow these steps:

1) Phone toll free at (800) 437-9912. Give your name, address, telephone number, Social Security or Tax Identification Number, the Fund name and class of shares you want to buy, the amount being wired and the name of the bank wiring the funds. You should also indicate how you want to receive any payments of distributions. You'll receive a wire reference control number.


2) Tell your bank to wire the money to the Fund's custodian as follows:

HOW YOUr ACCOUNT WORKS


The Chase Manhattan Bank One Chase Manhattan Plaza
New York, N.Y. 10081-1000
ABA #0210-0002-1
DDA Acct #910-2-733012
Attn: Cohen & Steers/Chase Vista Prime Money Market Fund
Your bank account number
Your bank account name
Wire Reference Control #


The Automatic Investment Plan

The Automatic Investment Plan lets you make regular investments each month by having the money automatically debited from a bank savings or checking account.

To set up the plan, see the automatic investment plan section of the account application. You can also set up the plan later by contacting the Fund. You may discontinue the program at any time by telling the fund by phone or in writing.


Additional investments

You can make additional investments in the Fund at any time with as little as $250. Just follow the procedures explained above for buying by mail or wire. It's important to include your mutual fund account number, account name and the Fund and class of shares you want to buy. Write the information on the check or wire order to make sure the money is credited properly.

Confirmed purchases will be done only at the discretion of the Fund's investment adviser.

You may also buy shares through registered securities dealers who have an agreement with the fund distributor. The dealer may charge a fee for this service.


How to exchange shares

You can exchange between some or all of your shares of the Fund and shares of any other mutual funds within the Cohen & Steers Family of Funds. The other Fund must be available in your state. You'll need to meet minimum investment requirements and may have to pay any sales charge that applies to the other funds. There may be other conditions.

Carefully read the prospectus of the fund you want to buy before making an exchange.

Shares will be exchanged at the next net asset value calculated after the exchange order is accepted. There is no charge for the exchange privilege.

Chase Global Funds Services Company may set limits on exchanges, including number of shares exchanged and how often you may exchange them. Frequent exchanges can hurt all investors because they increase costs.

For federal income tax purposes, exchanging shares is treated as selling shares of one fund and buying shares of the other. As a result, you may realize a taxable gain or loss when you exchange.

To make an exchange or for more information, call Chase Global Fund Services Company at (800) 437-9912.

How to sell shares

You can sell your shares on any day the Fund is open for business. The fund will not allow you to sell your shares if you haven't yet paid for them. The price you receive is the next net asset value calculated after your order is accepted.

Under normal circumstances, if your request is received before the Fund's cut-off time, the Fund will send you the proceeds the next business day. The Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.


By mail

Mail your request to:

Cohen & Steers/Chase Vista Prime Money Market Fund
c/o Chase Global Funds Services
Company
P.O. Box 2798
Boston, MA 02208-2798


The effective date of the request is the date the Fund receives the request in proper form. You'll receive the next net asset value per share calculated after the Fund receives your request in proper form.

The Fund will generally send payment no later than five business days after accepting the order. You'll receive your money by check unless you arrange for the funds to be sent by wire to a designated bank account.

For more information, call (800) 437-9912.


When to include signature guarantees

Signature guarantees help prevent fraud. You'll need one if you want the proceeds of the sale of shares to be sent to someone who is not a registered owner, or if you want the proceeds sent to an address that is not on our records.

Eligible guarantors include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. To guarantee a signature, a broker-dealer must be a member of a clearing organization or maintain net capital of at least $100,000. Call (800) 437-9912 for more details.

The signature guarantee must appear either: on the written request to sell your shares, on a separate document which specifies the total number of shares, Fund and class of shares, or on all stock certificates being redeemed, if certificates were issued.


By phone

To sell your shares by phone, you must have completed the appropriate section of the account application.

Call (800) 437-9912. You can ask to have the proceeds sent by mail or by wire to your bank account. If you're selling less than $1,000 worth of shares, the proceeds will be sent by mail only. Have your account number, Fund name and Social Security or Tax Identification Number handy.

If you want to use a bank account other than the one specified in your account application, you must make the request in writing and include a signature guarantee.

HOW YOUR ACCOUNTS WORKS

If you apply for telephone redemption privileges, you are authorizing the Fund distributor to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, the distributor will take reasonable precautions to confirm the caller's identity, such as asking for personal information. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund distributor takes reasonable precautions. Call (800) 437-9912 for more information.

We can change or end the telephone redemption privilege at any time without notice.


Involuntary closing of accounts

The Fund can sell an investor's shares and close the account if: the net asset value of the shares in the account has dropped below $1,000 for three months or longer the investor buys through the Systematic Investment Plan and fails to meet investment minimums within 12 months of opening the account. We'll give at least 30 days notice before closing an account.


Distribution Arrangements

Vista Fund Distributors Inc. (VFD) is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with Chase.


Other information concerning the Fund

The Trust has agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.35% of the average daily net assets of the Vista Shares of the Fund held by investors serviced by the shareholder servicing agent. The Board of Trustees has determined that the amount payable for "service fees" (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to the Vista Shares of the Fund.

Chase and/or VFD may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of the fund attributable to shares of the Fund held by customers of those shareholder servicing agents.

The Fund may issue multiple classes of shares. This prospectus relates only to Vista shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive different amount for each class.

Chase and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract.

This information can be used for a variety of purposes, including offering investment and insurance products to shareholders.


Distributions and taxes

The Fund can earn income and it can realize capital gain. The Fund deducts any expenses then pays out these earnings to shareholders as distributions.

The Fund declares dividends daily, so your shares can start earning dividends on the day you buy them. We distribute the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends won't be affected by the form in which you receive them. We distribute any short-term capital gain at least annually. The Fund does not expect to realize long-term capital gain.

Dividends are usually taxable as ordinary income at the federal, state and local levels. There are exceptions. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The above is only a general summary of tax implications of investing in the Fund. Please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

HOW YOUR ACCOUNT WORKS


What the terms mean

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.


DOLLAR WEIGHTED AVERAGE

MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.[LOGO]

FINANCIAL HIGHLIGHTS

CHASE VISTA PRIME MONEY MARKET FUND

The Financial Highlights table is intended to help you understand the Fund's financial performance for the past five years. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).



This information is supplemented by financial statements including accompanying notes appearing in the Fund's Annual Report to Shareholders for the year ended August 31, 2000, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent.


The financial statements, which include the financial highlights, for each of the years in the four year period ended August 31, 2000 and the period from December 1, 1995 through August 31, 1996 have been audited by
PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders. Periods ended prior to December 1, 1995 were audited by other independent accountants.


                                             VISTA SHARES

                                               Year  10/1/98*
                                              Ended  Through
                                            8/31/00  8/31/99
PER SHARE OPERATING PERFORMANCE:
-------------------------------------------------------------
Net asset value, beginning of period          $1.00    $1.00
-------------------------------------------------------------
  Income from investment operations:
   Net investment income                       0.06     0.04
  Less distributions:
   Dividends from net investment income        0.06     0.04
-------------------------------------------------------------
Net asset value, end of period                $1.00    $1.00
-------------------------------------------------------------
TOTAL RETURN(1)                               5.65%    4.26%
-------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------
Net assets, end of period (millions)         $1,475     $515
-------------------------------------------------------------
Ratio of expenses to average net assets#      0.59%    0.59%
-------------------------------------------------------------
Ratio of net investment income to
average net assets#                           5.53%    4.61%
-------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits
to average net assets#                        0.61%    0.72%
-------------------------------------------------------------
Ratio of net investment income without
waivers, reimbursements and earnings
credits to average net assets#                5.51%    4.48%
-------------------------------------------------------------


  *  Commencement of offering shares.
 (1) Total returns are calculated before taking into account effect of deferred sales charge.
  #  Short periods have been annualized.

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HOW TO REACH US
------------------------------------------------------------------------------



More information                            If you buy your shares through an
                                            institution, you may contact your
You'll find more information about the      institution for more information.
Fund in the following documents:
                                            You can write or e-mail the SEC's Public
                                            Reference Room and ask them to mail you
ANNUAL AND SEMI-ANNUAL REPORTS              information about the Funds, including
                                            the SAI. They'll charge you a copying
Our annual and semi-annual reports          fee for this service. You can also visit
contain more information about the          the Public Reference Section and copy
Fund's investments and performance.         the documents while you're there.

                                            Public Reference Section of the SEC
STATEMENT OF ADDITIONAL                     Washington, DC 20549-0102.
INFORMATION (SAI)                           1-202-942-8090
                                            E-mail:publicinfo@sec.gov
The SAI contains more detailed
information about the Fund and its          Reports, a copy of the SAI and other
policies. It is incorporated by             information about the Fund is also
reference into this prospectus. That        available on the SEC's website at
means, by law, it's considered to be        http://www.sec.gov.
part of this prospectus.
                                            The Fund's Investment Company Act File
You can get a free copy of these            No. is 811-8358
documents and other information, or ask
us any questions, by calling us at
1-800-62-CHASE or writing to:

Chase Vista Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

-------------------------------------------------------------------------------


Chase Vista Funds
Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039

--------------------------------------------------------------------------------
HOW TO REACH US
--------------------------------------------------------------------------------

More information                         If you buy your shares through an
                                         institution, you may contact your
You'll find more information about the   institution for more information.
Fund in the following documents:
                                         You can write or e-mail the SEC's
                                         Public Reference Room and ask them to
ANNUAL AND SEMI-ANNUAL REPORTS           mail you information about the Funds,
                                         including the SAI. They'll charge you
Our annual and semi-annual reports       a copying fee for this service. You can
contain more information about the       also visit the Public Reference Section
investments and performance.             and copy Fund's the documents while
                                         you're there.

                                         Public Reference Section of the SEC
STATEMENT OF ADDITIONAL                  Washington, DC 20549-0102.
INFORMATION (SAI)                        1-202-942-8090
                                         E-mail:publicinfo@sec.gov
The SAI contains more detailed
information about the Fund and its       Reports, a copy of the SAI and other
policies. It is incorporated by          information about the Fund is also
reference into this prospectus. That     available on the SEC's website at
means, by law, it's considered to be     http://www.sec.gov.
part of this prospectus.
                                         The Fund's Investment Company Act File
You can get a free copy of these         No. is 811-8358
documents and other information, or
ask us any questions, by calling us
at 1-800-62-CHASE or writing to:

Chase Vista Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

--------------------------------------------------------------------------------


Chase Vista Funds
Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039

                                     [Logo]
                                CHASE VISTA FUNDS



                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION
                                                               DECEMBER 29, 2000





                        U.S. GOVERNMENT MONEY MARKET FUND
                 100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                             PRIME MONEY MARKET FUND
                            FEDERAL MONEY MARKET FUND
                         TREASURY PLUS MONEY MARKET FUND
                           TAX FREE MONEY MARKET FUND
                      CALIFORNIA TAX FREE MONEY MARKET FUND
                       NEW YORK TAX FREE MONEY MARKET FUND
                              TAX FREE INCOME FUND
                          NEW YORK TAX FREE INCOME FUND
                      CALIFORNIA INTERMEDIATE TAX FREE FUND



        1211 AVENUE OF THE AMERICAS, 41ST FLOOR, NEW YORK, NEW YORK 10036




        This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectuses offering shares of the Funds. This Statement of Additional Information should be read in conjunction with the Prospectuses offering shares of Chase Vista Tax Free Income Fund, Chase Vista California Intermediate Tax Free Fund and Chase Vista New York Tax Free Income Fund (collectively the "Income Funds"), and Chase Vista U.S. Government Money Market Fund, Chase Vista 100% U.S. Treasury Securities Money Market Fund, Chase Vista Prime Money Market Fund, Chase Vista Federal Money Market Fund, Chase Vista Treasury Plus Money Market, Chase Vista Tax Free Money Market Fund, Chase Vista California Tax Free Money Market Fund and Chase Vista New York Tax Free Money Market Fund (collectively the "Money Market Funds"). Any reference to a "Prospectus" in this Statement of Additional Information is a reference to one or more of the foregoing Prospectuses, as the context requires. Copies of each Prospectus may be obtained by an investor without charge by contacting Vista Fund Distributors, Inc. ("VFD"), the Funds' distributor (the "Distributor"), at the above-listed address.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

For more information about your account, simply call or write the Chase Vista Service Center at:

1-800-622-4273
Chase Vista Service Center
P.O. Box 419392
Kansas City, MO 64141



                                                                 MFT-SAI-1200


TABLE OF CONTENTS                                                                                             PAGE
---------------------------------------------------------------------------------------------------------------------------

The Funds.....................................................................................................   3
Investment Policies and Restrictions..........................................................................   4
Performance Information.......................................................................................  23
Determination of Net Asset Value..............................................................................  29
Purchases, Redemptions and Exchanges..........................................................................  30
Distributions; Tax Matters....................................................................................  34
Management of the Trust and Funds.............................................................................  39
Independent Accountants.......................................................................................  56
Certain Regulatory Matters....................................................................................  56
General Information...........................................................................................  57
Appendix A--Description of Certain Obligations Issued or Guaranteed by U.S. Government
   Agencies or Instrumentalities.............................................................................. A-1
Appendix B--Description of Ratings............................................................................. B-1
Appendix C--Special Investment Considerations Relating to New York Municipal Obligations....................... C-1
Appendix D--Special Investment Considerations Relating to California Municipal Obligations..................... D-1

                                      THE FUNDS


        Mutual Fund Trust (the "Trust") is an open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 4, 1994. The Trust presently consists of 11 separate series (the "Funds"). Certain of the Funds are diversified and other Funds are non-diversified, as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The shares of the Funds are collectively referred to in this Statement of Additional Information as the "Shares." The Income Funds, Tax Free Money Market Fund, New York Tax Free Money Market Fund and California Tax Free Money Market Fund are collectively referred to herein as the "Tax Free Funds."


        On August 25, 1994, the shareholders of each of the existing classes of Shares of the Vista U.S. Government Money Market Fund, Vista Global Money Market Fund, Vista Prime Money Market Fund, Vista Tax Free Money Market Fund, Vista California Money Market Fund, Vista New York Tax Free Money Market Fund, Vista Tax Free Income Fund, Vista New York Tax Free Income Fund and the Vista California Intermediate Tax Free Fund approved the reorganization of each of such Funds into newly-created series of Mutual Fund Trust, effective October 28, 1994. Prior to such approvals, each of such Funds were series of Mutual Fund Group, an affiliated investment company.

        On December 4, 1992, the shareholders of each of the existing classes of Shares of Vista Global Money Market Fund and Vista U.S. Government Money Market Fund approved the reorganization of each of such Funds into newly-created series of Mutual Fund Group, effective January 1, 1993. Prior to such approvals, on December 4, 1992, the shareholders of each of the five existing series of Trinity Assets Trust (Trinity Money Market Fund, Trinity Government Fund, Trinity Bond Fund, Trinity Short-Term Bond Fund and Trinity Equity Fund) (collectively, the "Trinity Funds") approved the reorganization of each of the Trinity Funds into newly-created series of the Trust, effective January 1, 1993. Vista Global Money Market Fund and Trinity Money Market Fund were reorganized into classes of Shares of "Vista Worldwide Money Market Fund", which changed its name to "Vista Global Money Market Fund" as of December 31, 1992. Vista U.S. Government Money Market Fund and Trinity Government Fund were reorganized into classes of Shares of "Vista Government Cash Fund", which changed its name to "Vista U.S. Government Money Market Fund" as of December 31, 1992.


        On May 3, 1996, The U.S. Treasury Money Market Fund of The Hanover Funds, Inc. ("Hanover") merged into the Vista Shares of Treasury Plus Money Market Fund, The Government Money Market Fund of Hanover merged into the Vista Shares of U.S. Government Money Market Fund, The Tax Free Money Market Fund of Hanover merged into the Vista Shares of Tax Free Money Market Fund, The New York Tax Free Money Market Fund of Hanover merged into the Vista Shares of New York Tax Free Money Market Fund, and The 100% U.S. Treasury Securities Money Market Fund of Hanover merged into the Vista Shares of The 100% U.S. Treasury Securities Money Market Fund. The foregoing mergers are referred to herein as the "Hanover Reorganization."


        The Board of Trustees of the Trust provides broad supervision over the affairs of the Trust including the Funds. The Chase Manhattan Bank ("Chase") is the investment adviser for the Funds. Chase also serves as the Trust's administrator (the "Administrator") and supervises the overall administration of the Trust, including the Funds. A majority of the Trustees of the Trust are not affiliated with the investment adviser or sub-advisers.

                       INVESTMENT POLICIES AND RESTRICTIONS

                               INVESTMENT POLICIES

        The Prospectuses set forth the various investment policies applicable to each Fund. The following information supplements and should be read in conjunction with the related sections of each Prospectus. As used in this Statement of Additional Information, with respect to those Funds and policies for which they apply, the terms "Municipal Obligations" and "tax-exempt securities" have the meanings given to them in the relevant Fund's Prospectus. For descriptions of the securities ratings of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") and Fitch Investors Service, Inc. ("Fitch"), see Appendix B. For a general discussion of special investment considerations relating to investing in (i) New York and (ii) California Municipal Obligations, see Appendices C and D, respectively.

        The Money Market Funds invest only in U.S. dollar-denominated high-quality obligations which are determined to present minimal credit risks. This credit determination must be made in accordance with procedures established by the Board of Trustees.

        The management style used for the Funds emphasizes several key factors. Portfolio managers consider the security quality that is, the ability of the debt issuer to make timely payments of principal and interest. Also important in the analysis is the relationship of a bond's yield and its maturity, in which the managers evaluate the risks of investing in long-term higher-yielding securities. Managers also use a computer model to simulate possible fluctuations in prices and yields if interest rates change. Another step in the analysis is comparing yields on different types of securities to determine relative risk/reward profiles.

        U.S. GOVERNMENT SECURITIES. Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund other than the 100% U.S. Treasury Securities Money Market Fund and the Treasury Plus Money Market Fund may also invest in other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (collectively, "U.S. Government Securities.")

        U.S. Government Securities include (1) U.S. Treasury obligations, which generally differ only in their interest rates, maturities and times of issuance, including U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years); and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (A) the full faith and credit of the U.S. Treasury, (B) the right of the issuer to borrow any amount listed to a specific line of credit from the U.S. Treasury, (C) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality or (D) the credit of the agency or instrumentality. Agencies and instrumentalities of the U.S. Government include but are not limited to: Federal Land Banks, Federal Financing Banks, Banks for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, United States Postal Service, Chrysler Corporate Loan Guarantee Board, Small Business Administration, Tennessee Valley Authority and any other enterprise established or sponsored by the U.S. Government. Certain U.S. Government Securities, including U.S. Treasury bills, notes and bonds, Government National Mortgage Association certificates and Federal Housing Administration debentures, are supported by the full faith and credit of the United States. Other U.S. Government Securities are issued or guaranteed by federal agencies or government sponsored enterprises and are not supported by the full faith and credit of the United States. In the case of securities not backed by the "full faith and credit" of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency or instrumentality does not meet its commitment. These securities include obligations that are supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of Federal

Home Loan Banks, and obligations that are supported by the creditworthiness of the particular instrumentality, such as obligations of the Federal National Mortgage Association or Federal Home Loan Mortgage Corporation. Vista Federal Money Market Fund generally limits its investments in agency and instrumentality obligations to obligations the interest on which is generally not subject to state and local income taxes by reason of federal law. Agencies and instrumentalities issuing such obligations include the Farm Credit System Financial Assistance Corporation, the Federal Financing Bank, The General Services Administration, Federal Home Loan Banks, the Tennessee Valley Authority and the Student Loan Marketing Association. For a description of certain obligations issued or guaranteed by U.S. Government agencies and instrumentalities, see Appendix A.

        In addition, certain U.S. Government agencies and instrumentalities issue specialized types of securities, such as guaranteed notes of the Small Business Administration, Federal Aviation Administration, Department of Defense, Bureau of Indian Affairs and Private Export Funding Corporation, which often provide higher yields than are available from the more common types of government-backed instruments. However, such specialized instruments may only be available from a few sources, in limited amounts, or only in very large denominations; they may also require specialized capability in portfolio servicing and in legal matters related to government guarantees. While they may frequently offer attractive yields, the limited-activity markets of many of these securities means that, if a Fund were required to liquidate any of them, it might not be able to do so advantageously; accordingly, each Fund investing in such securities intends normally to hold such securities to maturity or pursuant to repurchase agreements, and would treat such securities (including repurchase agreements maturing in more than seven days) as illiquid for purposes of its limitation on investment in illiquid securities.


        BANK OBLIGATIONS. The Prime Money Market Fund and the Income Funds may invest in bank obligations, when consistent with their overall objectives and policies. The Tax Free Money Market Fund, the New York Tax Free Money Market Fund and the California Tax Free Money Market Fund may invest without limitation in Municipal Obligations (as defined below) secured by letters of credit or guarantees from U.S. banks (including their foreign branches) and may also invest in Municipal Obligations backed by foreign institutions. Each of the Income Funds may invest up to 25% of its total assets in such Municipal Obligations. Investments in bank obligations are limited to those of U.S. banks (including their foreign branches) which have total assets at the time of purchase in excess of $1 billion and the deposits of which are insured by either the Bank Insurance Fund or the Savings and Loan Insurance Fund of the Federal Deposit Insurance Corporation, and foreign banks (including their U.S. branches) having total assets in excess of $10 billion (or the equivalent in other currencies), and such other U.S. and foreign commercial banks which are judged by the advisers to meet comparable credit standing criteria.


        Bank obligations include negotiable certificates of deposit, bankers' acceptances, fixed time deposits and deposit notes. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of United States banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Fixed time deposits subject to withdrawal penalties and with respect to which a Fund cannot realize the proceeds thereon within seven days are deemed "illiquid" for the purposes of its restriction on investments in illiquid securities. Deposit notes are notes issued by commercial banks which generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

        The dependence on the banking industry may involve certain credit risks, such as defaults or downgrades, if at some future date adverse economic conditions prevail in such industry. Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

        Investors should also be aware that securities of foreign banks and foreign branches of United States banks may involve foreign investment risks in addition to those relating to domestic bank obligations. These investment risks may involve, among other considerations, risks relating to future political and economic developments, more limited liquidity of foreign obligations than comparable domestic obligations, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls or other restrictions. There may be less publicly available information concerning foreign issuers, there may be difficulties in obtaining or enforcing a judgment against a foreign issuer (including branches) and accounting, auditing and financial reporting standards and practices may differ from those applicable to U.S. issuers. In addition, foreign banks are not subject to regulations comparable to U.S. banking regulations.

        Changes in the credit quality of banks or other financial institutions backing a Fund's securities could cause losses to these Funds and affect their share price. Credit enhancements which are supplied by foreign or domestic banks are not subject to federal deposit insurance.


        COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. The Income Funds may invest in commercial paper of domestic and foreign issuers. The commercial paper and other short-term obligations of U.S. and foreign corporations which may be purchased by the Vista Prime Money Market Fund Cash Management Fund other than those of bank holding companies, include obligations which are (i) rated Prime-1 by Moody's, A-1 by S&P, or F-1 by Fitch, or comparably rated by another NRO; or
(ii) determined by the advisers to be of comparable quality to those rated obligations which may be purchased by the Vista Prime Money Market Fund at the date of purchase or which at the date of purchase have an outstanding debt issue rated in the highest rating category by Moody's, S&P, Fitch or another NRO. The commercial paper and other short-term obligations of U.S. banks holding companies which may be purchased by the Vista Prime Money Market Fund include obligations issued or guaranteed by bank holding companies with total assets exceeding $1 billion. For purposes of the size standards with respect to banks and bank holding companies, "total deposits" and "total assets" are determined on an annual basis by reference to an institution's then most recent annual financial statements.


        REPURCHASE AGREEMENTS. Each Fund other than the 100% U.S. Treasury Securities Money Market Fund and the Federal Money Market Fund may enter into agreements to purchase and resell securities at an agreed-upon price and time. A Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers believed creditworthy, and only if fully collateralized by securities in which such Fund is permitted to invest. Under the terms of a typical repurchase agreement, a Fund would acquire an underlying debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase the instrument and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This procedure results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements are considered under the 1940 Act to be loans collateralized by the underlying securities. All repurchase agreements entered into by a Fund will be fully collateralized at all times during the period of the agreement in that the value of the underlying security will be at least equal to 100% of the amount of the loan, including the accrued interest thereon, and the Fund or its custodian or sub-custodian will have possession of the collateral, which the Board of Trustees believes will give it a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been conclusively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by a Fund, but would only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The Board of Trustees believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by a Fund. Repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by a Tax Free Fund. Repurchase agreements maturing in more than seven days are treated as illiquid for purposes of the Funds' restrictions on purchases of illiquid securities. Repurchase agreements are also subject to the risks described below with respect to stand-by commitments.

        BORROWINGS AND REVERSE REPURCHASE AGREEMENTS. Each Fund may borrow money from banks for temporary or short-term purposes, but will not borrow to buy additional securities, known as "leveraging." Reverse repurchase agreements involve sales of portfolio securities of a Fund to member banks of the Federal Reserve System or securities dealers believed creditworthy, concurrently with an agreement by such Fund to repurchase the same securities at a later date at a fixed price which is generally equal to the original sales price plus interest. A Fund retains record ownership and the right to receive interest and principal payments on the portfolio security involved. A Fund may use this practice to generate cash for shareholder redemptions without selling securities during unfavorable market conditions. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest.) A Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.


        MUNICIPAL OBLIGATIONS. The Prime Money Market Fund, the Tax Free Income Fund, the New York Tax Free Income Fund and the California Intermediate Tax Free Fund may invest in Municipal Obligations. The Prime Money Market Fund may invest in high-quality, short-term municipal obligations that carry yields that are competitive with those of other types of money market instruments in which they may invest. Dividends paid by these Funds that are derived from interest on municipal obligations will be taxable to shareholders for federal income tax purposes.


        "Municipal Obligations" are obligations issued by or on behalf of states, territories and possessions of the United States, and their authorities, agencies, instrumentalities and political subdivisions, the interest on which, in the opinion of the bond counsel, is excluded from gross income for federal tax purposes (without regard to whether the interest thereon is exempt from the personal income taxes of any state or whether the interest thereon constitutes a preference item for purposes of the federal alternative minimum tax.) "California Municipal Obligations" are obligations of the State of California, its local governments and political subdivisions, the interest on which, in the opinion of bond counsel, is exempt from federal income taxes and California personal income taxes and is not subject to the alternative minimum tax for noncorporate investors. "New York Municipal Obligations" are Municipal Obligations of the State of New York and its political subdivisions and of Puerto Rico, other U.S. territories and their political subdivisions, the interest on which, in the opinion of bond counsel, is exempt from New York State and New York City personal income taxes. Municipal Obligations are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts. They may also be issued to finance various private activities, including the lending of funds to public or private institutions for the construction of housing, educational or medical facilities, and may include certain types of industrial development bonds, private activity bonds or notes issued by public authorities to finance privately owned or operated facilities, or to fund short-term cash requirements. Short-term Municipal Obligations may be issued as interim financing in anticipation of tax collections, revenue receipts or bond sales to finance various public purposes. The Municipal Obligations in which the Fund invests may consist of municipal notes, municipal commercial paper and municipal bonds maturing or deemed to mature in 397 days or less.

        The two principal classifications of Municipal Obligations are general obligation and revenue obligation securities. General obligation securities involve a pledge of the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer. Revenue obligation securities are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Industrial development bonds and private activity bonds are in most cases revenue obligation securities, the credit quality of which is directly related to the private user of the facilities.

        The Tax Free Funds may also invest in industrial development bonds that are backed only by the assets and revenues of the non-governmental issuers such as hospitals or airports, provided, however, that the Funds may not invest more than 25% of the value of their total assets in such bonds if the issuers are in the same industry.

        Interest on certain Municipal Obligations (including certain industrial development bonds), while exempt from federal income tax, is a preference item for the purpose of the alternative minimum tax. Where a mutual fund receives such interest, a proportionate share of any exempt-interest dividend paid by the mutual fund may be treated as such a preference item to shareholders. Federal tax legislation enacted over the past few years has limited the types and volume of bonds which are not AMT Items and the interest on which is not subject to federal income tax. This legislation may affect the availability of Municipal Obligations for investment by the Tax Free Funds. Investments by the Tax Free Money Market Funds will be made in unrated Municipal Obligations only if they are determined to be of comparable quality to permissable rated investments on the basis of the advisers' credit evaluation of the obligor or of the bank issuing a participation certificate, letter of credit or guaranty, or insurance issued in support of the obligation. High Quality instruments may produce a lower yield than would be available from less highly rated instruments. The Board of Trustees has determined that Municipal Obligations which are backed by the credit of the U.S. Government will be considered to have a rating equivalent to Moody's Aaa.

        If, subsequent to purchase by a Tax Free Money Market Fund, (a) an issue of rated Municipal Obligations ceases to be rated in the highest short-term rating category (the two highest categories in the case of the New York and California Tax Free Money Market Funds) by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or the Board of Trustees determines that it is no longer of comparable quality or (b) a Money Market Fund's advisers become aware that any portfolio security not so highly rated or any unrated security has been given a rating by any rating organization below the rating organization's second highest rating category, the Board of Trustees will reassess promptly whether such security presents minimal credit risk and will cause such Money Market Fund to take such action as it determines is in its best interest and that of its shareholders; provided that the reassessment required by clause (b) is not required if the portfolio security is disposed of or matures within five business days of the advisers becoming aware of the new rating and the Fund's Board is subsequently notified of the adviser's actions.

        To the extent that a rating given by Moody's, S&P or Fitch for Municipal Obligations may change as a result of changes in such organizations or their rating systems, the Funds will attempt to use comparable ratings as standards for their investments in accordance with the investment policies contained in the Prospectuses and this Statement of Additional Information. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the Municipal Obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, the advisers also will evaluate these securities and the creditworthiness of the issuers of such securities.

        MUNICIPAL LEASE OBLIGATIONS. The Tax Free Funds may invest in municipal lease obligations. These typically provide a premium interest rate. Municipal lease obligations do not constitute general obligations of the municipality. Certain municipal lease obligations in which the Tax Free Funds may invest contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment payments in future years unless money is later appropriated for such purpose. The Funds will limit their investments in non-appropriation leases to 10% of its assets. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. Certain investments in municipal lease obligations may be illiquid.

        FORWARD COMMITMENTS. Each Fund may purchase securities for delivery at a future date, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. In order to invest a Fund's assets immediately, while awaiting delivery of securities purchased on a forward commitment basis, short-term obligations that offer same-day settlement and earnings will normally be purchased. Although, with respect to any Tax Free Fund, short-term investments will normally be in tax-exempt securities or Municipal Obligations, short-term taxable securities or obligations may be purchased if suitable short-term tax-exempt securities or Municipal Obligations are not available. When a commitment to purchase a security on a forward commitment basis is made, procedures are established consistent with the General Statement of Policy of the Securities and Exchange Commission concerning such purchases. Since that policy currently recommends that an amount of the respective Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, a separate account of such Fund consisting of cash, cash equivalents or high quality debt securities equal to the amount of such Fund's commitments will be established at such Fund's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market value of such securities declines, additional cash, cash equivalents or highly liquid securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the respective Fund.

        Although it is not intended that such purchases would be made for speculative purposes, purchases of securities on a forward commitment basis may involve more risk than other types of purchases. Securities purchased on a forward commitment basis and the securities held in the respective Fund's portfolio are subject to changes in value based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing securities on a forward commitment basis can involve the risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. On the settlement date of the forward commitment transaction, the respective Fund will meet its obligations from then available cash flow, sale of securities held in the separate account, sale of other securities or, although it would not normally expect to do so, from sale of the forward commitment securities themselves (which may have a value greater or lesser than such Fund's payment obligations). The sale of securities to meet such obligations may result in the realization of capital gains or losses, which, for consideration by investors in the Tax Free Funds, are not exempt from federal, state or local taxation. Forward commitments involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral in completing the transaction.

        To the extent a Fund engages in forward commitment transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage, and settlement of such transactions will be within 90 days from the trade date.

        ILLIQUID SECURITIES. For purposes of its limitation on investments in illiquid securities, each Fund may elect to treat as liquid, in accordance with procedures established by the Board of Trustees, certain invest-ments in restricted securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") and commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act ("Section
4(2) paper"). Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as a Fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale of Section 4(2) paper by the purchaser must be in an exempt transaction.

        One effect of Rule 144A and Section 4(2) is that certain restricted securities may now be liquid, though there is no assurance that a liquid market for Rule 144A securities or Section 4(2) paper will develop or be maintained. The Trustees have adopted policies and procedures for the purpose of determining whether securities that are eligible for resale under Rule 144A and Section 4(2) paper are liquid or illiquid for purposes of the limitation on investment in illiquid securities. Pursuant to those policies and procedures, the Trustees have delegated to the advisers the determination as to whether a particular instrument is liquid or illiquid, requiring that consideration be given to, among other things, the frequency of trades and quotes for the security, the number of dealers willing to sell the security and the number of potential purchasers, dealer undertakings to make a market in the security, the nature of the security and the time needed to dispose of the security. The Trustees will periodically review the Funds' purchases and sales of Rule 144A securities and
Section 4(2) paper.

        STAND-BY COMMITMENTS. When a Fund purchases securities it may also enter into put transactions, including those referred to as stand-by commitments, with respect to such securities. Under a stand-by commitment, a bank, broker-dealer or other financial institution agrees to purchase at a Fund's option a specified security at a specified price within a specified period prior to its maturity date. A put transaction will increase the cost of the underlying security and consequently reduce the available yield.

        The amount payable to a Money Market Fund upon its exercise of a stand-by commitment with respect to a Municipal Obligation normally would be (i) the acquisition cost of the Municipal Obligation (excluding any accrued interest paid by the Fund on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus (ii) all interest accrued on the security since the last interest payment date during the period the security was owned by the Fund. Absent unusual circumstances relating to a change in market value, a Money Market Fund would value the underlying Municipal Obligation at amortized cost. Accordingly, the amount payable by a bank or dealer during the time a stand-by commitment is exercisable would be substantially the same as the market value of the underlying Municipal Obligation. The Money Market Funds value stand-by commitments at zero for purposes of computing their net asset value per share.

        The stand-by commitments that may be entered into by the Funds are subject to certain risks, which include the ability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, the fact that the commitment is not marketable by a Fund, and that the maturity of the underlying security will generally be different from that of the commitment. Not more than 10% of the total assets of a Money Market Fund will be invested in Municipal Obligations that are subject to stand-by commitments from the same bank or broker-dealer.

        FLOATING AND VARIABLE RATE SECURITIES; PARTICIPATION CERTIFICATES. Each Fund other than the 100% U.S. Treasury Securities Money Market Fund and the Treasury Plus Money Market Fund may invest in floating and variable rate securities. Floating and variable rate demand instruments permit the holder to demand payment upon a specified number of days' notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. Investments by the Income Funds in floating or variable rate securities normally will involve industrial development or revenue bonds that provide for a periodic adjustment in the interest rate paid on the obligation and may, but need not, permit the holder to demand payment as described above. While there is usually no established secondary market for issues of these types of securities, the dealer that sells an issue of such security frequently will also offer to repurchase the securities at any time at a repurchase price which varies and may be more or less than the amount the holder paid for them. The floating or variable rate demand instruments in which the Money Market Funds may invest are payable on demand on not more than seven calendar days' notice.

        The terms of these types of securities provide that interest rates are adjustable at intervals ranging from daily to up to six months and the adjustments are based upon the prime rate of a bank or other short-term rates, such as Treasury Bills or LIBOR (London Interbank Offered Rate), as provided in the respective instruments. The Funds will decide which floating or variable rate securities to purchase in accordance with procedures prescribed by Board of Trustees of the Trust in order to minimize credit risks.

        In the case of a Money Market Fund, the Board of Trustees may determine that an unrated floating or variable rate security meets the Fund's high quality criteria if it is backed by a letter of credit or guarantee or is insured by an insurer that meets such quality criteria, or on the basis of a credit evaluation of the underlying obligor. If the credit of the obligor is of "high quality", no credit support from a bank or other financial institution will be necessary. The Board of Trustees will re-evaluate each unrated floating or variable rate security on a quarterly basis to determine that it continues to meet a Money Market Fund's high quality criteria. If an instrument is ever deemed to fall below a Money Market Fund's high quality standards, either it will be sold in the market or the demand feature will be exercised.


        The securities in which the Tax Free Funds and the Prime Money Market Fund may invest include participation certificates, issued by a bank, insurance company or other financial institution, in securities owned by such institutions or affiliated organizations ("Participation Certificates"), and, in the case of the Prime Money Market Fund, certificates of indebtedness or safekeeping. Participation Certificates are pro rata interests in securities held by others; certificates of indebtedness or safekeeping are documentary receipts for such original securities held in custody by others. A Participation Certificate gives a Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the total principal amount of the security and generally provides the demand feature described below. Each Participation Certificate is backed by an irrevocable letter of credit or guaranty of a bank (which may be the bank issuing the Participation Certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation) or insurance policy of an insurance company that the Board of Trustees of the Trust has determined meets the prescribed quality standards for a particular Fund.


        A Fund may have the right to sell the Participation Certificate back to the institution and draw on the letter of credit or insurance on demand after the prescribed notice period, for all or any part of the full principal amount of the Fund's participation interest in the security, plus accrued interest. The institutions issuing the Participation Certificates would retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the Participation Certificates were purchased by a Fund. The total fees would generally range from 5% to 15% of the applicable prime rate or other short-term rate index. With respect to insurance, a Fund will attempt to have the issuer of the Participation Certificate bear the cost of any such insurance, although the Funds retain the option to purchase insurance if deemed appropriate. Obligations that have a demand feature permitting a Fund to tender the obligation to a foreign bank may involve certain risks associated with foreign investment. A Fund's ability to receive payment in such circumstances under the demand feature from such foreign banks may involve certain risks such as future political and economic developments, the possible establishments of laws or restrictions that might adversely affect the payment of the bank's obligations under the demand feature and the difficulty of obtaining or enforcing a judgment against the bank.

        The advisers have been instructed by the Board of Trustees to monitor on an ongoing basis the pricing, quality and liquidity of the floating and variable rate securities held by the Funds, including Participation Certificates, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Funds may subscribe. Although these instruments may be sold by a Fund, it is intended that they be held until maturity. The Internal Revenue Service has not ruled on whether interest on participations in floating or variable rate Municipal Obligations is tax exempt. Participation Certificates will only be purchased by a Tax Free Fund if, in the opinion of counsel to the issuer, interest income on such instruments will be tax-exempt when distributed as dividends to shareholders of such Fund.

        Past periods of high inflation, together with the fiscal measures adopted to attempt to deal with it, have seen wide fluctuations in interest rates, particularly "prime rates" charged by banks. While the value of the underlying floating or variable rate securities may change with changes in interest rates generally, the floating or variable rate nature of the underlying floating or variable rate securities should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed rate securities. A Fund's portfolio may contain floating or variable rate securities on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such floating or variable rate securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the floating or variable rate securities is made in relation to movements of the applicable banks' "prime rates" or other short-term rate adjustment indices, the floating or variable rate securities are not comparable to long-term fixed rate securities. Accordingly, interest rates on the floating or variable rate securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

        The maturity of variable rate securities is deemed to be the longer of
(i) the notice period required before a Fund is entitled to receive payment of the principal amount of the security upon demand or (ii) the period remaining until the security's next interest rate adjustment. With respect to a Money Market Fund, the maturity of a variable rate demand instrument will be determined in the same manner for purposes of computing the Fund's dollar-weighted average portfolio maturity. With respect to the Income Funds, if variable rate securities are not redeemed through the demand feature, they mature on a specified date which may range up to thirty years from the date of issuance.

        TENDER OPTION FLOATING OR VARIABLE RATE CERTIFICATES. The Money Market Funds may invest in tender option bonds. A tender option bond is a synthetic floating or variable rate security issued when long term bonds are purchased in the secondary market and are then deposited into a trust. Custodial receipts are then issued to investors, such as the Funds, evidencing ownership interests in the trust. The trust sets a floating or variable rate on a daily or weekly basis which is established through a remarketing agent. These types of instruments, to be money market eligible under Rule 2a-7, must have a liquidity facility in place which provides additional comfort to the investors in case the remarketing fails. The sponsor of the trust keeps the difference between the rate on the long term bond and the rate on the short term floating or variable rate security.


        SECURITIES OF FOREIGN GOVERNMENTS AND SUPRANATIONAL AGENCIES. The Prime Money Market Fund may invest a portion of its assets from time to time in securities of foreign governments and supranational agencies. The Funds will limit their investments in foreign government obligations to commercial paper and other short-term notes issued or guaranteed by the governments of Western Europe, Australia, New Zealand, Japan and Canada.


        Supranational agencies include organizations such as The World Bank, which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations of the Asian and Pacific regions. Obligations of supranational agencies are supported by subscribed, but unpaid, commitments of member countries. There is no assurance that these commitments will be undertaken or complied with in the future, and foreign and supranational securities are subject to certain risks associated with foreign investing.

        SECURITIES LOANS. Each Fund other than the Tax Free Funds is permitted to lend its securities to broker-dealers and other institutional investors in order to generate additional income. Such loans of portfolio securities may not exceed 30% of the value of a Fund's total assets. In connection with such loans, a Fund will receive collateral consisting of cash, cash equivalents, U.S. Government securities or irrevocable letters of credit issued by financial institutions. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value plus accrued interest of the securities loaned. A Fund can increase its income through the investment of such collateral. A Fund continues to be entitled to the interest payable or any dividend-equivalent payments received on a loaned security and, in addition, to receive interest on the amount of the loan. However, the receipt of any dividend-equivalent payments by a Fund on a loaned security from the borrower will not qualify for the dividends-received deduction. Such loans will be terminable at any time upon specified notice. A Fund might experience risk of loss if the institutions with which it has engaged in portfolio loan transactions breach their agreements with such Fund. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or the possible loss of rights in the collateral should the borrower experience financial difficulty. Loans will be made only to firms deemed by the advisers to be of good standing and will not be made unless, in the judgment of the advisers, the consideration to be earned from such loans justifies the risk.

        ZERO COUPON AND STRIPPED OBLIGATIONS. Each Fund, other than the 100% U.S. Treasury Securities Money Market Fund, may invest up to 20% of its total assets in such stripped obligations. The principal and interest components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities.


        The Prime Money Market Fund and the Tax Free Funds may also invest in zero coupon obligations. Zero coupon obligations are sold at a substantial discount from their value at maturity and, when held to maturity, their entire return, which consists of the amortization of discount, comes from the difference between their purchase price and maturity value. Because interest on a zero coupon obligation is not distributed on a current basis, the obligation tends to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying securities with similar maturities. As with STRIPS, the risk is greater when the period to maturity is longer. The value of zero coupon obligations appreciates more than such ordinary interest-paying securities during periods of declining interest rates and depreciates more than such ordinary interest-paying securities during periods of rising interest rates. Under the stripped bond rules of the Internal Revenue Code of 1986, as amended, investments in zero coupon obligations will result in the accrual of interest income on such investments in advance of the receipt of the cash corresponding to such income.


        Zero coupon securities may be created when a dealer deposits a U.S. Treasury or federal agency security with a custodian and then sells the coupon payments and principal payment that will be generated by this security separately. Proprietary receipts, such as Certificates of Accrual on Treasury Securities, Treasury Investment Growth Receipts and generic Treasury Receipts, are examples of stripped U.S. Treasury securities separated into their component parts through such custodial arrangements.

        CUSTODIAL RECEIPTS. The Prime Money Market Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not deemed U.S. Government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.


        FUNDING AGREEMENTS. Each Fund may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by a purchaser. Funding agreements generally will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed or variable interest rate that is based on an index and guaranteed for a set time period. Because there generally is no active secondary market for these investments, a funding agreement may be deemed to be illiquid.

        TEMPORARY DEFENSIVE POSITIONS. For temporary defensive purposes, each Tax Free Fund may invest without limitation in high quality money market instruments and repurchase agreements, the interest income from which may be taxable to shareholders as ordinary income for federal income tax purposes.

        OTHER INVESTMENT COMPANIES. In lieu of investing directly, each Fund is authorized to seek to achieve its objectives by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the applicable Fund. Each Money Market Fund other than 100% U.S. Treasury Securities Money Market Fund may invest up to 10% of its total assets in shares of other money market funds when consistent with its investment objective and policies, subject to applicable regulatory limitations. Each Income Fund may invest up to 10% of their total assets in shares of other investment companies, when consistent with its investment objective and policies, subject to applicable regulatory limitations. Additional fees may be charged by other investment companies, including other money market funds.

        ADDITIONAL POLICIES REGARDING DERIVATIVE AND RELATED TRANSACTIONS

        INTRODUCTION. As explained more fully below, the Income Funds may employ derivative and related instruments as tools in the management of portfolio assets. Put briefly, a "derivative" instrument may be considered a security or other instrument which derives its value from the value or performance of other instruments or assets, interest or currency exchange rates, or indexes. For instance, derivatives include futures, options, forward contracts, structured notes and various other over-the-counter instruments.

        Like other investment tools or techniques, the impact of using derivatives strategies or similar instruments depends to a great extent on how they are used. Derivatives are generally used by portfolio managers in three ways: First, to reduce risk by hedging (offsetting) an investment position. Second, to substitute for another security particularly where it is quicker, easier and less expensive to invest in derivatives. Lastly, to speculate or enhance portfolio performance. When used prudently, derivatives can offer several benefits, including easier and more effective hedging, lower transaction costs, quicker investment and more profitable use of portfolio assets. However, derivatives also have the potential to significantly magnify risks, thereby leading to potentially greater losses for a Fund.

        Each Income Fund may invest its assets in derivative and related instruments subject only to the Fund's investment objective and policies and the requirement that the Fund maintain segregated accounts consisting of liquid assets, such as cash, U.S. Government securities, or other high-grade debt obligations (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under such instruments with respect to positions where there is no underlying portfolio asset so as to avoid leveraging the Fund.

        The value of some derivative or similar instruments in which the Income Funds invest may be particularly sensitive to changes in prevailing interest rates or other economic factors, and like other investments of the Funds the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the advisers to forecast interest rates and other economic factors correctly. If the advisers accurately forecast such factors and has taken positions in derivative or similar instruments contrary to prevailing market trends, the Funds could be exposed to the risk of a loss. The Funds might not employ any or all of the strategies described herein, and no assurance can be given that any strategy used will succeed.

        Set forth below is an explanation of the various derivatives strategies and related instruments the Funds may employ along with risks or special attributes associated with them. This discussion is intended to supplement the Funds' current prospectuses as well as provide useful information to prospective investors.

        RISK FACTORS. As explained more fully below and in the discussions of particular strategies or instruments, there are a number of risks associated with the use of derivatives and related instruments. There can be no guarantee that there will be a correlation between price movements in a hedging vehicle and in the portfolio assets being hedged. An incorrect correlation could result in a loss on both the hedged assets in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. The advisers may accurately forecast interest rates, market values or other economic factors in utilizing a derivatives strategy. In such a case, the Fund may have been in a better position had it not entered into such strategy. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. In other words, hedging usually limits both potential losses as well as potential gains. Strategies not involving hedging may increase the risk to a Fund. Certain strategies, such as yield enhancement, can have speculative characteristics, involve leverage and may result in losses that exceed the original investment of the fund. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out an option, futures contract or other derivative or related position. Many exchanges and boards of trade limit the amount of fluctuation permitted in option or futures contract prices during a single day; once the daily limit has been reached on particular contract, no trades may be made that day at a price beyond that limit. In addition, certain instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Finally, over-the-counter instruments typically do not have a liquid market. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in these markets. In certain instances, particularly those involving over-the-counter transactions on forward contracts, there is a greater potential that a counterparty or broker may default or be unable to perform on its commitments. In the event of such a default, a Fund may experience a loss.

        SPECIFIC USES AND STRATEGIES. Set forth below are explanations various strategies involving derivatives and related instruments which may be used by the Income Funds.

        OPTIONS ON SECURITIES AND SECURITIES INDEXES. The Funds may PURCHASE, SELL or EXERCISE call and put options on (i) securities, (ii) securities indexes, and (iii) debt instruments.

        Although in most cases these options will be exchange-traded, the Funds may also purchase, sell or exercise over-the-counter options. Over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller. As such, over-the-counter options generally have much less market liquidity and carry the risk of default or nonperformance by the other party.

        One purpose of purchasing put options is to protect holdings in an underlying or related security against a substantial decline in market value. One purpose of purchasing call options is to protect against substantial increases in prices of securities a Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may also use combinations of options to minimize costs, gain expo-sure to markets or take advantage of price disparities or market movements.
For example, a Fund may sell put or call options it has previously purchased or purchase put or call options it has previously sold. These transactions may result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. A Fund may write a call or put option in order to earn the related premium from such transactions. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of a similar option.

        In addition to the general risk factors noted above, the purchase and writing of options involve certain special risks. During the option period, a fund writing a covered call (i.e., where the underlying securities are held by the fund) has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. The Funds will not write uncovered options.

        If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, such Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

        FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Funds may purchase or sell (i) interest-rate futures contracts, (ii) futures contracts on specified instruments or indices, and (iii) options on these futures contracts ("futures options").

        The futures contracts and futures options may be based on various instruments or indices in which the Funds may invest such as foreign currencies, certificates of deposit, Eurodollar time deposits, securities indices, economic indices (such as the Consumer Price Indices compiled by the U.S. Department of Labor).

        Futures contracts and futures options may be used to hedge portfolio positions and transactions as well as to gain exposure to markets. For example, a Fund may sell a futures contract or buy a futures option to protect against a decline in value, or reduce the duration, of portfolio holdings. Likewise, these instruments may be used where a Fund intends to acquire an instrument or enter into a position. For example, a Fund may purchase a futures contract or buy a futures option to gain immediate exposure in a market or otherwise offset increases in the purchase price of securities or currencies to be acquired in the future. Futures options may also be written to earn the related premiums.

        When writing or purchasing options, the Funds may simultaneously enter into other transactions involving futures contracts or futures options in order to minimize costs, gain exposure to markets, or take advantage of price disparities or market movements. Such strategies may entail additional risks in certain instances. Funds may engage in cross-hedging by purchasing or selling futures or options on a security different from the security position being hedged to take advantage of relationships between the two securities.

        Investments in futures contracts and options thereon involve risks similar to those associated with options transactions discussed above. The Funds will only enter into futures contracts or options on futures contracts which are traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system.

        FORWARD CONTRACTS. A Fund may also use forward contracts to hedge against changes in interest-rates, increase exposure to a market or otherwise take advantage of such changes. An interest-rate forward contract involves the obligation to purchase or sell a specific debt instrument at a fixed price at a future date.

        INTEREST RATE TRANSACTIONS. The Income Funds may employ interest rate management techniques, including transactions in options (including yield curve options), futures, options on futures, forward exchange contracts, and interest rate swaps.

        An Income Fund will only enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Income Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that an Income Fund is contractually obligated to make. If the other party to and interest rate swap defaults, an Income Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. Since interest rate swaps are individually negotiated, each Income Fund expects to achieve an acceptable degree of correlation between its portfolio investments and its interest rate swap position.

        An Income Fund may enter into interest rate swaps to the maximum allowed limits under applicable law. An Income Fund will typically use interest rate swaps to shorten the effective duration of its portfolio. Interest rate swaps involve the exchange by an Income Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.


        ASSET-BACKED SECURITIES. The Prime Money Market Fund may also invest in asset-backed securities. Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another, such as motor vehicle receivables or credit card receivables.


        STRUCTURED PRODUCTS. The Income Funds may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of certain debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("structured products") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured products to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured products is dependent on the extent of the cash flow on the underlying instruments. A Fund may invest in structured products which represent derived investment positions based on relationships among different markets or asset classes.

        The Income Funds may also invest in other types of structured products, including, among others, inverse floaters, spread trades and notes linked by a formula to the price of an underlying instrument. Inverse floaters have coupon rates that vary inversely at a multiple of a designated floating rate (which typically is determined by reference to an index rate, but may also be determined through a dutch auction or a remarketing agent or by reference to another security) (the "reference rate"). As an example, inverse floaters may constitute a class of CMOs with a coupon rate that moves inversely to a designated index, such as LIBOR (London Interbank Offered Rate) or the cost of Funds Index. Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. A spread trade is an investment position relating to a difference in the prices or interest rates of two securities where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities. When an Income Fund invests in notes linked to the price of an underlying instrument, the price of the underlying security is determined by a multiple (based on a formula) of the price of such underlying security. A structured product may be considered to be leveraged to the extent its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. Because they are linked to their underlying markets or securities, investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. Total return on the structured product is derived by linking return to one or more characteristics of the underlying instrument. Because certain structured products of the type in which the Income Fund anticipates it will invest may involve no credit enhancement, the credit risk of those structured products generally would be equivalent to that of the underlying instruments.
An Income Fund is permitted to invest in a class of structured products that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher yields and present greater risks than unsubordinated structured products. Although an Income Fund's purchase of subordinated structured products would have similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of an Income Fund's fundamental investment limitation related to borrowing and leverage.

        Certain issuers of structured products may be deemed to be "investment companies" as defined in the 1940 Act. As a result, an Income Fund's investments in these structured products may be limited by the restrictions contained in the 1940 Act. Structured products are typically sold in private placement transactions, and there currently is no active trading market for structured products. As a result, certain structured products in which the Income Funds invest may be deemed illiquid and subject to their limitation on illiquid investments.

        Investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. In addition, because structured products are typically sold in private placement transactions, there currently is no active trading market for structured products.

        ADDITIONAL RESTRICTIONS ON THE USE OF FUTURES AND OPTION CONTRACTS. None of the Funds is a "commodity pool" (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the CFTC and futures contracts and futures options will be purchased, sold or entered into only for bona fide hedging purposes, provided that a Fund may enter into such transactions for purposes other than bona fide hedging if, immediately thereafter, the sum of the amount of its initial margin and premiums on open contracts and options would not exceed 5% of the liquidation value of the Fund's portfolio, provided, further, that, in the case of an option that is in-the-money, the in-the-money amount may be excluded in calculating the 5% limitation.

        When an Income Fund purchases a futures contract, an amount of cash or cash equivalents or high quality debt securities will be deposited in a segregated account with such Fund's custodian so that the amount so segregated, plus the initial deposit and variation margin held in the account of its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.

        The Income Funds' ability to engage in the transactions described herein may be limited by the current federal income tax requirement that a Fund derive less than 30% of its gross income from the sale or other disposition of securities held for less than three months.

        In addition to the foregoing requirements, the Board of Trustees has adopted an additional restriction on the use of futures contracts and options thereon, requiring that the aggregate market value of the futures contracts held by an Income Fund not exceed 50% of the market value of its total assets. Neither this restriction nor any policy with respect to the above-referenced restrictions, would be changed by the Board of Trustees without considering the policies and concerns of the various federal and state regulatory agencies.

                             INVESTMENT RESTRICTIONS

        The Funds have adopted the following investment restrictions which may not be changed without approval by a "majority of the outstanding shares" of a Fund which, as used in this Statement of Additional Information, means the vote of the lesser of (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of a Fund.

        Each Fund may not:

            (1) borrow money, except that each Fund may borrow money for temporary or emergency purposes, or by engaging in reverse repurchase transactions, in an amount not exceeding 33% of the value of its total assets at the time when the loan is made and may pledge, mortgage or hypothecate no more than 1/3 of its net assets to secure such borrowings. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments;

            (2) make loans, except that each Fund may: (i) purchase and hold debt instruments (including without limitation, bonds, notes, debentures or other obligations and certificates of deposit, bankers' acceptances and fixed time deposits) in accordance with its investment objectives and policies; (ii) enter into repurchase agreements with respect to portfolio securities; and (iii) lend portfolio securities with a value not in excess of one-third of the value of its total assets;

            (3) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. Notwithstanding the foregoing, (i) with respect to a Fund's permissible futures and options transactions in U.S. Government securities, positions in options and futures shall not be subject to this restriction; (ii) the Money Market Funds may invest more than 25% of their total assets in obligations issued by banks, including U. S. banks; (iii) New York Tax Free Money Market Fund, California Tax Free Money Market Fund and Tax Free Money Market Fund may invest more than 25% of their respective assets in municipal obligations secured by bank letters of credit or guarantees, including participation certificates and (iv) more than 25% of the assets of California Intermediate Tax Free Fund may be invested in municipal obligations secured by bank letters of credit or guarantees;

            (4) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments but this shall not prevent a Fund from (i) purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities or (ii) engaging in forward purchases or sales of foreign currencies or securities;

            (5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by a Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded;

            (6) issue any senior security (as defined in the 1940 Act), except that (a) a Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) a Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth above, a Fund may borrow money as authorized by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to a Fund's permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security; or

            (7) underwrite securities issued by other persons except insofar as a Fund may technically be deemed to be an underwriter under the Securities Act of 1933 in selling a portfolio security.

            The investment objective of each Money Market Fund and the Tax Free Income Fund is fundamental.

            In addition, as a matter of fundamental policy, notwithstanding any other investment policy or restriction, a Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund. For purposes of investment restriction (5) above, real estate includes Real Estate Limited Partnerships. For purposes of investment restriction (3) above, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry." Investment restriction (3) above, however, is not applicable to investments by a Fund in municipal obligations where the issuer is regarded as a state, city, municipality or other public authority since such entities are not members of any "industry." Supranational organizations are collectively considered to be members of a single "industry" for purposes of restriction (3) above.

        In addition, each Fund is subject to the following nonfundamental investment restrictions which may be changed without shareholder approval:

            (1) Each Fund other than the Tax Free Funds may not, with respect to 75% of its assets, hold more than 10% of the outstanding voting securities of any issuer or invest more than 5% of its assets in the securities of any one issuer (other than obligations of the U.S. Government, its agencies and instrumentalities); each Tax Free Fund may not, with respect to 50% of its assets, hold more than 10% of the outstanding voting securities of any issuer.

            (2) Each Fund may not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of a Fund. The Funds have no current intention of making short sales against the box.

            (3) Each Fund may not purchase or sell interests in oil, gas or mineral leases.

            (4) Each Income Fund may not invest more than 15% of its net assets in illiquid securities; each Money Market Fund may not invest more than 10% of its net assets in illiquid securities.

            (5) Each Fund may not write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) the writing, purchasing or selling of puts, calls or combinations thereof with respect to portfolio securities or (ii) with respect to a Fund's permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof with respect to futures.

            (6) Each Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.

        For purposes of investment restriction (4) above, illiquid securities includes securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees.

        For purposes of the Funds' investment restrictions, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security.

        As a nonfundamental operating policy, the Money Market Funds will not invest more than 25% of their respective total assets in obligations issued by foreign banks (other than foreign branches of U.S. banks).

        As a nonfundamental operating policy, the Tax Free Money Market Funds will not invest in obligations secured by letters of credit or guarantees from foreign banks (other than foreign branches of U.S. banks) if, after giving effect to such investment, the value attributable to such letters of credit or guarantees, as determined by the respective Funds' advisers, would exceed 25% of the respective Funds' total assets.

        If a percentage or rating restriction on investment or use of assets set forth herein or in a Prospectus is adhered to at the time, later changes in percentage or ratings resulting from any cause other than actions by a Fund will not be considered a violation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

                 PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

        Specific decisions to purchase or sell securities for a Fund are made by a portfolio manager who is an employee of the adviser or sub-adviser to such Fund and who is appointed and supervised by senior officers of such adviser or sub-adviser. Changes in the Funds' investments are reviewed by the Board of Trustees. The Funds' portfolio managers may serve other clients of the advisers in a similar capacity. Money market instruments are generally purchased in principal transactions; thus, the Money Market Funds generally pay no brokerage commissions.

        The frequency of an Income Fund's portfolio transactions the portfolio turnover rate will vary from year to year depending upon market conditions. Because a high turnover rate may increase transaction costs and the possibility of taxable short-term gains, the advisers will weigh the added costs of short-term investment against anticipated gains. Each Income Fund will engage in portfolio trading if its advisers believe a transaction, net of costs (including custodian charges), will help it achieve its investment objective.


        The Funds' portfolio turnover rates for the three most recent fiscal years were as follows:



                                                      YEAR ENDED             YEAR ENDED            YEAR ENDED
                                                    AUGUST 31, 1998        AUGUST 31, 1999       AUGUST 31, 2000
                                                   ----------------        ---------------       ---------------
Tax Free Income Fund                                       172%                  102%                   44%
New York Tax Free Income Fund                               91%                   65%                   70%
California Intermediate Tax Free Fund                       44%                  111%                  116%


        Under the advisory agreement and the sub-advisory agreements, the adviser and sub-advisers shall use their best efforts to seek to execute portfolio transactions at prices which, under the circumstances, result in total costs or proceeds being the most favorable to the Funds. In assessing the best overall terms available for any transaction, the adviser and sub-advisers consider all factors they deem relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, research services provided to the adviser or sub-advisers, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis. The adviser and sub-advisers are not required to obtain the lowest commission or the best net price for any Fund on any particular transaction, and are not required to execute any order in a fashion either preferential to any Fund relative to other accounts they manage or otherwise materially adverse to such other accounts.

        Debt securities are traded principally in the over-the-counter market through dealers acting on their own account and not as brokers. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but the prices include a dealer's markup or markdown), the adviser or sub-adviser to a Fund normally seeks to deal directly with the primary market makers unless, in its opinion, best execution is available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to the adviser or sub-adviser on the tender of a Fund's portfolio securities in so-called tender or exchange offers. Such soliciting dealer fees are in effect recaptured for the Funds by the adviser and sub-advisers. At present, no other recapture arrangements are in effect.

        Under the advisory and sub-advisory agreements and as permitted by
Section 28(e) of the Securities Exchange Act of 1934, the adviser or sub-advisers may cause the Funds to pay a broker-dealer which provides brokerage and research services to the adviser or sub-advisers, the Funds andor other accounts for which they exercise investment discretion an amount of commission for effecting a securities transaction for the Funds in excess of the amount other broker-dealers would have charged for the transaction if they determine in good faith that the total commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either that particular transaction or their overall responsibilities to accounts over which they exercise investment discretion. Not all of such services are useful or of value in advising the Funds. The adviser and sub-advisers report to the Board of Trustees regarding overall commissions paid by the Funds and their reasonableness in relation to the benefits to the Funds. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

        The management fees that the Funds pay to the adviser will not be reduced as a consequence of the adviser's or sub-advisers' receipt of brokerage and research services. To the extent the Funds' portfolio transactions are used to obtain such services, the brokerage commissions paid by the Funds will exceed those that might otherwise be paid by an amount which cannot be presently determined. Such services would be useful and of value to the adviser or sub-advisers in serving one or more of their other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the adviser and sub-advisers in carrying out their obligations to the Funds. While such services are not expected to reduce the expenses of the adviser or sub-advisers, they would, through use of the services, avoid the additional expenses which would be incurred if they should attempt to develop comparable information through their own staff.

        In certain instances, there may be securities that are suitable for one or more of the Funds as well as one or more of the adviser's or sub-advisers' other clients. Investment decisions for the Funds and for other clients are made with a view to achieving their respective investment objectives. It may develop that the same investment decision is made for more than one client or that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. In executing portfolio transactions for a Fund, the adviser or sub-advisers may, to the extent permitted by applicable laws and regulations, but shall not be obligated to, aggregate the securities to be sold or purchased with those of other Funds or their other clients if, in the adviser's or sub-advisers' reasonable judgment, such aggregation (i) will result in an overall economic benefit to the Fund, taking into consideration the advantageous selling or purchase price, brokerage commission and other expenses, and trading requirements, and (ii) is not inconsistent with the policies set forth in the Trust's registration statement and the Fund's Prospectus and Statement of Additional Information. In such event, the adviser or a sub-adviser will allocate the securities so purchased or sold, and the expenses incurred in the transaction, in an equitable manner, consistent with its fiduciary obligations to the Fund and such other clients.
It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. However, it is believed that the ability of the Funds to participate in volume transactions will generally produce better executions for the Funds.

                             PERFORMANCE INFORMATION


        From time to time, a Fund may use hypothetical investment examples and performance information in advertisements, shareholder reports or other communications to shareholders. Performance is calculated separately for each class of shares. Because such performance information is based on past investment results, it should not be considered as an indication or representation of the performance of any classes of a Fund in the future. From time to time, the performance and yield of classes of a Fund may be quoted and compared to those of other mutual funds with similar investment objectives, unmanaged investment accounts, including savings accounts, or other similar products and to stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund or its classes may be compared to data prepared by Lipper Analytical Services, Inc. or Morningstar Mutual Funds on Disc, widely recognized independent services which monitor the performance of mutual funds. Performance and yield data as reported in national financial publications including, but not limited to, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in local or regional publications, may also be used in comparing the performance and yield of a Fund or its classes. A Fund's performance may be compared with indices such as the Lehman Brothers Government/Credit Bond Index, the Lehman Brothers Government Bond Index, the Lehman Government Bond 1-3 Year Index and the Lehman Aggregate Bond Index; the S&P 500 Index, the Dow Jones Industrial Average or any other commonly quoted index of common stock prices; and the Russell 2000 Index and the NASDAQ Composite Index. Additionally, a Fund may, with proper authorization, reprint articles written about such Fund and provide them to prospective shareholders.


        A Fund may provide period and average annual "total rates of return." The "total rate of return" refers to the change in the value of an investment in a Fund over a period (which period shall be stated in any advertisement or communication with a shareholder) based on any change in net asset value per share including the value of any shares purchased through the reinvestment of any dividends or capital gains distributions declared during such period. For Class A shares, the average annual total rate of return figures will assume payment of the maximum initial sales load at the time of purchase. For Class B and Class C shares, the average annual total rate of return figures will assume deduction of the applicable contingent deferred sales charge imposed on a total redemption of shares held for the period. One-, five-, and ten-year periods will be shown, unless the class has been in existence for a shorter-period.

        Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yields and the net asset values (in the case of the Income Funds) of the classes of shares of a Fund will vary based on market conditions, the current market value of the securities held by a Fund and changes in the Fund's expenses. The advisers, Shareholder Servicing Agents, the Administrator, the Distributor and other service providers may voluntarily waive a portion of their fees on a month-to-month basis. In addition, the Distributor may assume a portion of a Fund's operating expenses on a month-to-month basis. These actions would have the effect of increasing the net income (and therefore the yield and total rate of return) of the classes of shares of a Fund during the period such waivers are in effect. These factors and possible differences in the methods used to calculate the yields and total rates of return should be considered when comparing the yields or total rates of return of the classes of shares of a Fund to yields and total rates of return published for other investment companies and other investment vehicles (including different classes of shares). The Trust is advised that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding the Shareholder Servicing Agent fees received, which will have the effect of increasing the net return on the investment of customers of those Shareholder Servicing Agents. Such customers may be able to obtain through their Shareholder Servicing Agents quotations reflecting such increased return.


        In connection with the Hanover Reorganization, the Vista 100% U.S. Treasury Securities Money Market Fund was established to receive the assets of The 100% U.S. Treasury Securities Money Market Fund of Hanover. Performance results presented for each class of the Vista 100% U.S. Treasury Securities Money Market Fund will be based upon the performance of The 100% U.S. Treasury Securities Money Market Fund for periods prior to the consummation of the Hanover Reorganization.


        Each Fund presents performance information for each class thereof since the commencement of operations of that Fund, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of the related Fund is therefore based on the performance history of a predecessor class or classes. Performance information is restated to reflect the current maximum front-end sales charge (in the case of Class A Shares) or the maximum contingent deferred sales charge (in the case of Class B Shares) when presented inclusive of sales charges. Additional performance information may be presented which does not reflect the deduction or sales charges. Historical expenses reflected in performance information are based upon the distribution, shareholder servicing fees and other expenses actually incurred during the period presented and have not been restated, for periods during which the performance information for a particular class is based upon the performancehistory of a predecessor class, to reflect the ongoing expenses currently borne by the particular class.

        Advertising or communications to shareholders may contain the views of the advisers as to current market, economic, trade and interest rate trends, as well as legislative, regulatory and monetary developments, and may include investment strategies and related matters believed to be of relevance to a Fund.

        Advertisements for the Vista funds may include references to the asset size of other financial products made available by Chase, such as the offshore assets of other funds.

                             TOTAL RATE OF RETURN

        A Fund's or class's total rate of return for any period will be calculated by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price per share on the first day of such period, and (b) subtracting 1 from the result. The average annual rate of return quotation will be calculated by (x) adding 1 to the period total rate of return quotation as calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

                            AVERAGE ANNUAL TOTAL RETURNS*
                              (EXCLUDING SALES CHARGES)


        The average annual total rate of return figures for the following Funds, reflecting the initial investment and assuming the reinvestment of all distributions (but excluding the effects of any applicable sales charges) for, where applicable, the one, five and ten year periods ended August 31, 2000 and, for the California Intermediate Tax Free Fund, for the period from commencement of operations to August 31, 2000, were as follows:



                                                                                              DATE OF     DATE OF
                                                 ONE         FIVE        TEN       SINCE       FUND        CLASS
FUND                                             YEAR        YEARS      YEARS    INCEPTION   INCEPTION   INCEPTION
---                                              ----        -----      -----    ---------   ---------   ---------
Tax Free Income Fund                                                                        9/8/87
   A Shares                                      6.00%       5.54%      7.69%    N/A                      9/8/87
   B Shares+                                     5.16%       4.68%      7.08%    N/A                     11/4/93
New York Tax Free Income Fund                                                               9/8/87
   A Shares                                      5.68%       5.16%      7.07%    N/A                      9/8/87
   B Shares+                                     4.66%       4.29%      6.48%    N/A                     11/4/93
California Intermediate Tax Free Fund            7.83%       5.63%       N/A     5.23%      7/16/93


-------------
* The ongoing fees and expenses borne by Class B Shares are greater than those borne by Class A Shares. As indicated above, the performance information for each class introduced after the commencement of operations of the related Fund is based on the performance history of a predecessor class or classes and historical expenses have not been restated, for periods during which the performance information for a particular class is based upon the performance history of a predecessor class, to reflect the ongoing expenses currently borne by the particular class. Accordingly, the performance information presented in the table above and in each table that follows may be used in assessing each Fund's performance history but does note reflect how the distinct classes would have performed on a relative basis prior to the introduction of those classes which would require an adjustment to the ongoing expenses.

  The performance quoted reflects fee waivers that subsidize and reduce the total operating expenses of certain Funds (or classes thereof). Returns on these Funds (or classes) would have been lower if there were no such waivers. With respect to certain Funds, Chase and/or other service providers are obligated to waive certain fees and/or reimburse expenses. Each Fund's Prospectus discloses the extent of any agreements to waive fees and/or reimburse expenses.

+ Performance information presented in the table above and in each table that follows for this class of the Funds prior to the date this class was introduced does not reflect distribution fees and certain other expenses borne by this class which, if reflected, would reduce the performance quoted.

                         AVERAGE ANNUAL TOTAL RETURNS*
                          (INCLUDING SALES CHARGES)

        With the current maximum sales charge for Class A shares (4.50%) reflected and the currently applicable CDSC for Class B shares for each period length, the average annual total rate of return figures for the same periods would be as follows:


                                                  ONE               FIVE               TEN              SINCE
FUND                                             YEAR               YEARS             YEARS           INCEPTION
----                                             ----               -----             -----           ---------
Tax Free Income Fund
   A Shares                                      1.26%              4.57%              7.19%             N/A
   B Shares+                                     0.16%              4.35%              7.08%             N/A
New York Tax Free Income Fund
   A Shares                                      0.88%              4.19%              6.58%             N/A
   B Shares+                                    -0.34%              3.95%              6.48%             N/A
California Intermediate Tax Free Fund            2.99%              4.66%               N/A             4.55%


-------------
* See the notes to the preceding table.

        The Funds may also from time to time include in advertisements or other communications a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of a Fund with other measures of investment return.

                             YIELD QUOTATIONS

        Any current "yield" quotation for a class of shares of an Income Fund shall consist of an annualized hypothetical yield, carried at least to the nearest hundredth of one percent, based on a thirty calendar day period and shall be calculated by (a) raising to the sixth power the sum of 1 plus the quotient obtained by dividing the Fund's net investment income earned during the period by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends and the maximum offering price per share on the last day of the period, (b) subtracting 1 from the result, and (c) multiplying the result by 2.

        Any current "yield" for a class of shares of a Money Market Fund which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period and shall be calculated by dividing the net change in the value of an account having a balance of one Share at the beginning of the period by the value of the account at the beginning of the period and multiplying the quotient by 365/7. For this purpose, the net change in account value would reflect the value of additional Shares purchased with dividends declared on the original Share and dividends declared on both the original Share and any such additional Shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective yield quotation for a class of shares of a Money Market Fund so used shall be calculated by compounding the current yield quotation for such period by multiplying such quotation by 7/365, adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result. A portion of a Tax Free Money Market Fund's income used in calculating such yields may be taxable.

        Any taxable equivalent yield quotation of a class of shares of a Tax Free Fund, whether or not it is a Money Market Fund, shall be calculated as follows. If the entire current yield quotation for such period is tax-exempt, the tax equivalent yield will be the current yield quotation (as determined in accordance with the appropriate calculation described above) divided by 1 minus a stated income tax rate or rates. If a portion of the current yield quotation is not tax-exempt, the tax equivalent yield will be the sum of (a) that portion of the yield which is tax-exempt divided by 1 minus a stated income tax rate or rates and (b) the portion of the yield which is not tax-exempt.


                                                                 CURRENT                       EFFECTIVE COMPOUND
                                                            ANNUALIZED YIELD                    ANNUALIZED YIELD
                                                              AS OF 8/31/00                       AS OF 8/31/00
                                                            ----------------                   -------------------
U.S. Government Money Market Fund
   Vista Shares                                                     6.06%                                6.24%
   Premier Shares                                                   6.20%                                6.39%
   Institutional Shares                                             6.39%                                6.59%
100% U.S. Treasury Securities
Money Market Fund
   Vista Shares                                                     5.62%                                5.78%
   Premier Shares                                                   5.73%                                5.89%
   Institutional Shares                                             5.96%                                6.14%
Prime Money Market Fund
   B Shares                                                         5.46%                                5.61%
   C Shares                                                         5.46%                                5.61%
   Reserve Shares                                                   5.90%                                6.07%
   Vista Shares                                                     6.11%                                6.29%
   Premier Shares                                                   6.24%                                6.44%
   Institutional Shares                                             6.43%                                6.64%
Federal Money Market Fund
   Reserve Shares                                                   5.71%                                5.87%
   Vista Shares                                                     5.80%                                5.97%
   Premier Shares                                                   6.02%                                6.20%
   Institutional Shares                                             6.24%                                6.43%
Treasury Plus Money Market Fund
   Vista Shares                                                     5.97%                                6.15%
   Premier Shares                                                   6.11%                                6.30%
   Institutional Shares                                             6.31%                                6.51%



                                                        CURRENT              EFFECTIVE             ANNUALIZED
                                                      ANNUALIZED              COMPOUND           TAX EQUIVALENT
                                                         YIELD            ANNUALIZED YIELD           YIELD*
                                                     AS OF 8/31/00          AS OF 8/31/00         AS OF 8/31/00
                                                     -------------        ----------------       ---------------
Tax Free Money Market Fund
   Reserve Shares                                       3.52%                 3.58%                 5.83%
   Vista Shares                                         3.73%                 3.80%                 6.18%
   Premier Shares                                       3.80%                 3.87%                 6.29%
   Institutional Shares                                 4.06%                 4.14%                 6.72%
California Tax Free Money Market Fund                   3.25%                 3.31%                 5.93%
New York Tax Free Money Market Fund
   Reserve Shares                                       3.39%                 3.45%                 6.28%
   Vista Shares                                         3.59%                 3.65%                 6.65%

                                                                  THIRTY-DAY                       TAX EQUIVALENT
                                                                    YIELD                         THIRTY-DAY YIELD*
                                                                AS OF 8/31/00                       AS OF 8/31/00
                                                                -------------                     ------------------
Tax Free Income Fund
   A Shares                                                         4.47%                                7.40%
   B Shares                                                         3.82%                                6.32%
New York Tax Free Income Fund
   A Shares                                                         4.58%                                8.49%
   B Shares                                                         3.93%                                7.28%
California Intermediate Tax Free Fund                               3.89%                                7.10%



---------------
* The tax equivalent yields assume a federal income tax rate of 39.6% for the Tax Free Money Market Fund and Tax Free Income Fund, a combined New York State, New York City and federal income tax rate of 46.05% for the New York Tax Free Money Market Fund and New York Tax Free Income Fund and a combined California State and federal income tax rate of 45.22% for the California Tax Free Money Market Fund and California Intermediate Tax Free Fund.


                      NON-STANDARDIZED PERFORMANCE RESULTS*
                            (EXCLUDING SALES CHARGES)


        The table below reflects the net change in the value of an assumed initial investment of $10,000 in the following Funds (excluding the effects of any applicable sales charges) for the ten year period ending August 31, 2000, or, in the case of the California Intermediate Tax Free Fund, from the commencement of operations on July 16, 1993. The values reflect an assumption that capital gain distributions and income dividends, if any, have been invested in additional shares of the same class. From time to time, the Funds may provide these performance results in addition to the total rate of return quotations required by the Securities and Exchange Commission. As discussed more fully in the Prospectuses, neither these performance results, nor total rate of return quotations, should be considered as representative of the performance of the Funds in the future. These factors and the possible differences in the methods used to calculate performance results and total rates of return should be considered when comparing such performance results and total rate of return quotations of the Funds with those published for other investment companies and other investment vehicles.




                                                                                   TOTAL
                                                                                   VALUE
                                                                                  --------
Tax Free Income Fund:
   A Shares                                                                       $20,978
   B Shares+                                                                       19,810
New York Tax Free Income Fund:
   A Shares                                                                        19,802
   B Shares+                                                                       18,740
California Intermediate Tax Free Fund:                                             14,380



----------------
* See the notes to the table captioned "Average Annual Total Return (excluding sales charges)" above.

                      NON-STANDARDIZED PERFORMANCE RESULTS*
                            (INCLUDES SALES CHARGES)
        With the current maximum sales charge of 4.50% for Class A shares, and the currently applicable CDSC for Class B shares for each period length, reflected, the figures for the same periods would be as follows:


                                                                                  TOTAL
                                                                                  VALUE
                                                                                 -------
Tax Free Income Fund:
   A Shares                                                                      20,027
   B Shares+                                                                     19,810
New York Tax Free Income Fund:
   A Shares                                                                      18,914
   B Shares+                                                                     18,740
California Intermediate Tax Free Fund:                                           13,734



------------
* See the notes to the table captioned "Average Annual Total Return (excluding sales charges)" above.



                        DETERMINATION OF NET ASSET VALUE


        As of the date of this Statement of Additional Information, the New York Stock Exchange is open for trading every weekday except for the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition,to the days listed above (other than Good Friday), the Funds are closed for business on the following holidays: Martin Luther King Day, Columbus Day, and Veteran's Day.


        Each Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange. The Money Market Funds' portfolio securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter accrediting discounts and amortizing premiums at a constant rate to maturity. This method increases stability in valuation, but may result in periods during which the stated value of a portfolio security is higher or lower than the price a Fund would receive if the instrument were sold. Pursuant to the rules of the Securities and Exchange Commission, the Board of Trustees has established procedures to stabilize the net asset value of each Money Market Fund at $1.00 per share. However, no assurance can be given that the Money Market Funds will be able to do so on a continuous basis. These procedures include a review of the extent of any deviation of net asset value per share, based on available market rates (and appropriate substitutes which reflect current market conditions), from the $1.00 amortized cost price per share. If fluctuating interest rates cause the market value of a Money Market Fund's portfolio to approach a deviation of more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Trustees will consider what action, if any, should be initiated. Such action may include redemption of shares in kind (as described in greater detail below), selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations.


        The Money Market Funds have established procedures designed to ensure that their portfolio securities meet their high quality criteria.

        Bonds and other fixed income securities (other than short-term obligations) in a Fund's portfolio are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations which mature in 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Futures and option contracts that are traded on commodities or securities exchanges are normally valued at the settlement price on the exchange on which they are traded. Portfolio securities (other than short-term obligations) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

        Interest income on long-term obligations in an Income Fund's portfolio is determined on the basis of coupon interest accrued plus amortization of discount (the difference between acquisition price and stated redemption price at maturity) and premiums (the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest and discount accrued less amortization of premium.

                      PURCHASES, REDEMPTIONS AND EXCHANGES

        The Fund has established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. The Funds' Transfer Agent may defer acting on a shareholder's instructions until it has received them in proper form. In addition, the privileges described in the Prospectuses are not available until a completed and signed account application has been received by the Transfer Agent. Telephone transaction privileges are made available to shareholders automatically upon opening an account unless the privilege is declined in Section 6 of the Account Application. The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding.

        Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, a Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging, or redeeming shares of such Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest account application or as otherwise properly specified to such Fund in writing.

        Subject to compliance with applicable regulations, each Fund has reserved the right to pay the redemption price of its Shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

        Investors in Class A shares may qualify for reduced initial sales charges by signing a statement of intention (the "Statement"). This enables the investor to aggregate purchases of Class A shares in the Fund with purchases of Class A shares of any other Fund in the Trust (or if a Fund has only one class, shares of such Fund), excluding shares of any Vista money market fund, during a 13-month period. The sales charge is based on the total amount to be invested in Class A shares during the 13-month period. All Class A or other qualifying shares of these funds currently owned by the investor will be credited as purchases (at their current offering prices on the date the Statement is signed) toward completion of the Statement. A 90-day back-dating period can be used to include earlier purchases at the investor's cost. The 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Statement. A shareholder must notify the Transfer Agent or Distributor whenever a purchase is being made pursuant to a Statement.

        The Statement is not a binding obligation on the investor to purchase the full amount indicated; however, on the initial purchase, if required (or subsequent purchases if necessary), 5% of the dollar amount specified in the Statement will be held in escrow by the Transfer Agent in Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) registered in the shareholder's name in order to assure payment of the proper sales charge. If total purchases pursuant to the Statement (less any dispositions and exclusive of any distributions on such shares automatically reinvested) are less than the amount specified, the investor will be requested to remit to the Transfer Agent an amount equal to the difference between the sales charge paid and the sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. This privilege is subject to modification or discontinuance at any time with respect to all shares purchased thereunder. Reinvested dividend and capital gain distributions are not counted toward satisfying the Statement.

        Class A shares of a Fund may also be purchased by any person at a reduced initial sales charge which is determined by (a) aggregating the dollar amount of the new purchase and the greater of the purchaser's total (i) net asset value or (ii) cost of any shares acquired and still held in the Fund, or any other Vista fund excluding any Vista money market fund, and (b) applying the initial sales charge applicable to such aggregate dollar value (the "Cumulative Quantity Discount"). The privilege of the Cumulative Quality Discount is subject to modification or discontinuance at any time with respect to all Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) purchased thereafter.

        An individual who is a member of a qualified group (as hereinafter defined) may also purchase Class A shares of a Fund (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) at the reduced sales charge applicable to the group taken as a whole. The reduced initial sales charge is based upon the aggregate dollar value of Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) previously purchased and still owned by the group plus the securities currently being purchased and is determined as stated in the preceding paragraph. In order to obtain such discount, the purchaser or investment dealer must provide the Transfer Agent with sufficient information, including the purchaser's total cost, at the time of purchase to permit verification that the purchaser qualifies for a cumulative quantity discount, and confirmation of the order is subject to such verification. Information concerning the current initial sales charge applicable to a group may be obtained by contacting the Transfer Agent.

        A "qualified group" is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such
Fund) at a discount and (iii) satisfies uniform criteria which enables the Distributor to realize economies of scale in its costs of distributing Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund). A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to the Distributor, and must seek to arrange for payroll deduction or other bulk transmission of investments in the Fund. This privilege is subject to modification or discontinuance at any time with respect to all Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) purchased thereafter.

        Investors may be eligible to buy Class A shares at reduced sales charges. One's investment representative or the Chase Vista Funds Service Center should be consulted for details about Chase Vista's combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, employee benefit plans and other plans. Sales charges are waived if an investor is using redemption proceeds received within the prior ninety days from non-Chase Vista mutual funds to buy the shares, and on which he or she paid a front-end or contingent deferred sales charge.

        Some participant-directed employee benefit plans participate in a "multi-fund" program which offers both Chase Vista and non-Chase Vista mutual funds. The money that is invested in Chase Vista Funds may be combined with the other mutual funds in the same program when determining the plan's eligibility to buy Class A shares for purposes of the discount privileges and programs described above.

        No initial sales charge will apply to the purchase of a Fund's Class A shares if (i) one is investing proceeds from a qualified retirement plan where a portion of the plan was invested in the Chase Vista Funds, (ii) one is investing through any qualified retirement plan with 50 or more participants or (iii) the investor is a participant in certain qualified retirement plans and is investing (or reinvesting) the proceeds from the repayment of a plan loan made to him or her.

        Purchases of a Fund's Class A shares may be made with no initial sales charge through an investment adviser or financial planner that charges a fee for its services.

        Purchases of a Fund's Class A shares may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are preapproved and purchases are placed through an omnibus account with the Fund or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may also be made for retirement and deferred compensation plans and trusts used to fund those plans.

        Purchases of a Fund's Class A shares may be made with no initial sales charge in accounts opened by a bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund, the Fund's distributor or the Chase Vista Funds Service Center.

        A Fund may sell Class A shares without an initial sales charge to the current and retired Trustees (and their immediate families), current and retired employees (and their immediate families) of Chase, the Fund's distributor and transfer agent or any affiliates or subsidiaries thereof, registered representatives and other employees (and their immediate families) of broker-dealers having selected dealer agreements with the Fund's distributor, employees (and their immediate families) of financial institutions having selected dealer agreements with the Fund's distributor (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Chase Vista Fund shares) and financial institution trust departments investing an aggregate of $1 million or more in the Chase Vista Funds.

        Shareholders of record of any Chase Vista fund as of November 30, 1990 and certain immediate family members may purchase a Fund's Class A shares with no initial sales charge for as long as they continue to own Class A shares of any Chase Vista fund, provided there is no change in account registration.

        Shareholders of other Chase Vista Funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of the Fund at net asset value.

        The Funds reserve the right to change any of these policies at any time and may reject any request to purchase shares at a reduced sales charge.

        Investors may incur a fee if they effect transactions through a broker or agent.

        REINSTATEMENT PRIVILEGE. Upon written request, Class A shareholders of the Tax Free Income Fund, the New York Tax Free Income Fund, as well as all shareholders of the California Intermediate Tax Free Fund, have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption. The reinstatement request must be accompanied by payment for the shares (not in excess of the redemption), and shares will be purchased at the next determined net asset value. Class B shareholders of the Prime Money Market Fund, Tax Free Income Fund and the New York Tax Free Income Fund who have redeemed their shares and paid a CDSC with such redemption may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B (or C) shares.

        Under the Exchange Privilege, shares may be exchanged for shares of another fund only if shares of the fund exchanged into are registered in the state where the exchange is to be made. Shares of a Fund may only be exchanged into another fund if the account registrations are identical. With respect to exchanges from any Vista money market fund, shareholders must have acquired their shares in such money market fund by exchange from one of the Vista non-money market funds or the exchange will be done at relative net asset value plus the appropriate sales charge. Any such exchange may create a gain or loss to be recognized for federal income tax purposes. Normally, shares of the fund to be acquired are purchased on the redemption date, but such purchase may be delayed by either fund for up to five business days if a fund determines that it would be disadvantaged by an immediate transfer of the proceeds.

        The contingent deferred sales charge for Class B shares will be waived for certain exchanges and for redemptions in connection with a Fund's systematic withdrawal plan, subject to the conditions described in the Prospectuses. In addition, subject to confirmation of a shareholder's status, the contingent deferred sales charge will be waived for: (i) a total or partial redemption made within one year of the shareholder's death or initial qualification for Social Security disability payments; (ii) a redemption in connection with a Minimum Required Distribution form an IRA, Keogh or custodial account under section 403(b) of the Internal Revenue Code or a mandatory distribution from a qualified plan; (iii) redemptions made from an IRA, Keogh or custodial account under section 403(b) of the Internal Revenue Code through an established Systematic Redemption Plan; (iv) a redemption resulting from an over-contribution to an IRA; (v) distributions from a qualified plan upon retirement; and (vi) an involuntary redemption of an account balance under $500. Up to 12% of the value of Class B shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC, provided that the Class B account had a minimum balance of $20,000 at the time the systematic withdrawal plan was established.

        Class B shares automatically convert to Class A shares (and thus are then subject to the lower expenses borne by Class A shares) after a period of time specified below has elapsed since the date of purchase (the "CDSC Period"), together with the pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares attributable to the Class B shares then converting. The conversion of Class B shares purchased on or after May 1, 1996, will be effected at the relative net asset values per share of the two classes on the first business day of the month following the eighth anniversary of the original purchase. The conversion of Class B shares purchased prior to May 1, 1996, will be effected at the relative net asset values per share of the two classes on the first business day of the month following the seventh anniversary of the original purchase. If any exchanges of Class B shares during the CDSC Period occurred, the holding period for the shares exchanged will be counted toward the CDSC Period. At the time of the conversion the net asset value per share of the Class A shares may be higher or lower than the net asset value per share of the Class B shares; as a result, depending on the relative net asset values per share, a shareholder may receive fewer or more Class A shares than the number of Class B shares converted.

        A Fund may require signature guarantees for changes that shareholders request be made in Fund records with respect to their accounts, including but not limited to, changes in bank accounts, for any written requests for additional account services made after a shareholder has submitted an initial account application to the Fund, and in certain other circumstances described in the Prospectuses. A Fund may also refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect. A signature guarantee may be obtained from a bank, trust company, broker-dealer or other member of a national securities exchange. Please note that a notary public cannot provide a signature guarantee.

                           DISTRIBUTIONS; TAX MATTERS

        The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the respective Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in each Fund's Prospectus are not intended as substitutes for careful tax planning.

                 QUALIFICATION AS A REGULATED INVESTMENT COMPANY

        Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Net investment income for each Fund consists of all interest accrued and discounts earned, less amortization of any market premium on the portfolio assets of the Fund and the accrued expenses of the Fund. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes at least 90% of its net investment income and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Because certain Funds invest all of their assets in Portfolios which will be classified as partnerships for federal income tax purposes, such Funds will be deemed to own a proportionate share of the income of the Portfolio into which each contributes all of its assets for purposes of determining whether such Funds satisfy the Distribution Requirement and the other requirements necessary to qualify as a regulated investment company (e.g., Income Requirement (hereinafter defined), etc.).

        In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

        In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

        Each non-Money Market Fund may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales. See "Additional Policies Regarding Derivative and Related Transactions." Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of the Fund and defer recognition of certain of the Fund's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a Fund to "mark-to-market" certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the Distribution Requirement and avoid the 4% excise tax (described below). Each Fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigage the effect of these rules.

        If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

                  EXCISE TAX ON REGULATED INVESTMENT COMPANIES

        A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election"))(Tax-exempt interest on municipal obligations is not subject to the excise tax). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

        Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

                            FUND DISTRIBUTIONS

        Each Fund anticipates distributing substantially all of its net investment income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends-received deduction for corporations only to the extent described below. Dividends paid on Class A, Class B and Class C shares are calculated at the same time. In general, dividends on Class B and Class C shares are expected to be lower than those on Class A shares due to the higher distribution expenses borne by the Class B and Class C shares. Dividends may also differ between classes as a result of differences in other class specific expenses.

        If a check representing a Fund distribution is not cashed by a shareholder within a specified period, the Chase Vista Service Center will notify the shareholder that he or she has the option of requesting another check or reinvesting the distribution in the Fund or in an established account of another Chase Vista Fund. If the Chase Vista Service Center does not receive the shareholder's election, the distribution will be reinvested in the Fund. Similarly, if the Fund or the Chase Vista Service Center sends the shareholder correspondence returned as "undeliverable," distributions will automatically be reinvested in the Fund.

        A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares.


        Under current legislation, the maximum rate of tax on long-term capital gains of individuals is 20% (10% for gains otherwise taxed at 15%) for long-term capital gains realized with respect to capital assets held for more than 12 months. Additionally, beginning after December 31, 2000, the maximum tax rate for capital assets with a holding period beginning after that date and held for more than five years will be 18%.


        Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

        Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of qualifying dividends received by a Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 90 day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 180 day period beginning 90 days before such date in the case of certain preferred stock) under the Rules of the Code section 246(c)(3) and (4); (2) to the extent that a fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund. In the case where a Fund invests all of its assets in a Portfolio and the Fund satisfies the holding period rules pursuant to Code Section 256(C) as to its interest in the Portfolio, a corporate shareholder which satisfies the foregoing requirements with respect to its shares of the Fund should receive the dividends-received deduction.

        For purposes of the Corporate AMT, the corporate dividends-received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMT. However, corporate shareholders will generally be required to take the full amount of any dividend received from a Fund into account (without a dividends-received deduction) in determining its adjusted current earnings.

        Each Tax Free Fund intends to qualify to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of the Tax Free Fund's taxable year at least 50% of the its total assets consists of tax-exempt municipal obligations. Distributions from a Tax Free Fund will constitute exempt-interest dividends to the extent of its tax-exempt interest income (net of expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of a Tax Free Fund are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax ("AMT") in certain circumstances and may have other collateral tax consequences as discussed below. Distributions by a Tax Free Fund of any investment company taxable income or of any net capital gain will be taxable to shareholders as discussed above.

        AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum marginal rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. In addition, under the Superfund Amendments and Reauthorization Act of 1986, a tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of a corporate taxpayer's AMTI (determined without regard to the deduction for this tax and the AMT net operating loss deduction) over $2 million. Exempt-interest dividends derived from certain "private activity" municipal obligations issued after August 7, 1986 will generally constitute an item of tax preference includable in AMTI for both corporate and noncorporate taxpayers. In addition, exempt-interest dividends derived from all municipal obligations, regardless of the date of issue, must be included in adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI.

        Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income and subject to federal income tax. Further, a shareholder of a Tax Free Fund is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Fund. Moreover, a shareholder who is (or is related to) a "substantial user" of a facility financed by industrial development bonds held by a Tax Free Fund will likely be subject to tax on dividends paid by the Tax Free Fund which are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisers as to such consequences.

        Net investment income that may be received by certain of the Funds from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle any such Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of any such Fund's assets to be invested in various countries is not known.

        Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

        Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

        Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

        A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder

(1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

                          SALE OR REDEMPTION OF SHARES

        Each Money Market Fund seeks to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that a Money Market Fund will do this. In such a case and any case involving the Income Funds, a shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares.

                              FOREIGN SHAREHOLDERS

        Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

        If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, paid to a foreign shareholder from net investment income will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund and capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.

        If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

        In the case of foreign noncorporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

        The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

                           STATE AND LOCAL TAX MATTERS

        Depending on the residence of the shareholder for tax purposes, distributions may also be subject to state and local taxes or withholding taxes. Most states provide that a RIC may pass through (without restriction) to its shareholders state and local income tax exemptions available to direct owners of certain types of U.S. government securities (such as U.S. Treasury obligations). Thus, for residents of these states, distributions derived from a Fund's investment in certain types of U.S. government securities should be free from state and local income taxes to the extent that the interest income from such investments would have been exempt from state and local income taxes if such securities had been held directly by the respective shareholders themselves. Certain states, however, do not allow a RIC to pass through to its shareholders the state and local income tax exemptions available to direct owners of certain types of U.S. government securities unless the RIC holds at least a required amount of U.S. government securities. Accordingly, for residents of these states, distributions derived from a Fund's investment in certain types of U.S. government securities may not be entitled to the exemptions from state and local income taxes that would be available if the shareholders had purchased U.S. government securities directly. Shareholders' dividends attributable to a Fund's income from repurchase agreements generally are subject to state and local income taxes, although states and regulations vary in their treatment of such income. The exemption from state and local income taxes does not preclude states from asserting other taxes on the ownership of U.S.
government securities. To the extent that a Fund invests to a substantial degree in U.S. government securities which are subject to favorable state and local tax treatment, shareholders of such Fund will be notified as to the extent to which distributions from the Fund are attributable to interest on such securities. Rules of state and local taxation of ordinary income dividends and capital gain dividends from RICs may differ from the rules for U.S. federal income taxation in other respects. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.

                          EFFECT OF FUTURE LEGISLATION

        The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                      MANAGEMENT OF THE TRUST AND THE FUNDS

                              TRUSTEES AND OFFICERS

        The Trustees and of the Trust officers and their principal occupations for at least the past five years are set forth below. Their titles may have varied during that period.


        FERGUS REID, III--Chairman of the Trust. Chairman and Chief Executive Officer, Lumelite Corporation, since September 1985; Trustee, Morgan Stanley Funds. Age: 68. Address: 202 June Road, Stamford, CT 06903.



        *H. RICHARD VARTABEDIAN--Trustee and President of the Trust. Investment Management Consultant; formerly, Senior Investment Officer, Division Executive of the Investment Management Division of The Chase Manhattan Bank, N.A., 1980-1991. Age: 64. Address: P.O. Box 296, Beach Road, Hendrick's Head, Southport, ME 04576.



        WILLIAM J. ARMSTRONG--Trustee. Retired; formerly Vice President and Treasurer, Ingersoll-Rand Company. Age: 59. Address: 287 Hampshire Ridge, Park Ridge, NJ 07656.



        JOHN R.H. BLUM--Trustee. Attorney in private practice; formerly a Partner in the law firm of Richards, O'Neil & Allegaert; Commissioner of Agriculture State of Connecticut, 1992-1995. Age: 71. Address: 322 Main Street, Lakeville,CT 06039.



        STUART W. CRAGIN, JR.--Trustee. Retired; formerly President, Fairfield Testing Laboratory, Inc. He has previously served in a variety of marketing, manufacturing and general management positions with Union Camp Corp., Trinity Paper & Plastics Corp., and Conover Industries. Age: 67. Address: 108 Valley Road, Cos Cob, CT 06807.

        ROLAND R. EPPLEY, JR.--Trustee. Retired; formerly President and Chief Executive Officer, Eastern States Bankcard Association Inc. (1971-1988); Director, Janel Hydraulics, Inc.; formerly Director of The Hanover Funds, Inc.
Age: 68. Address: 105 Coventry Place, Palm Beach Gardens, FL 33418.



        JOSEPH J. HARKINS--Trustee. Retired; formerly Commercial Sector Executive and Executive Vice President of The Chase Manhattan Bank, N.A. from 1985 through 1989. He has been employed by Chase in numerous capacities and offices from 1954 through 1989. Director of Blessings Corporation, Jefferson Insurance Company of New York, Monticello Insurance Company and National. Age:
69. Address: 257 Plantation Circle South, Ponte Vedra Beach, FL 32082.



        *SARAH E. JONES--Trustee. President and Chief Operating Officer of Chase Mutual Funds Corp.; formerly Managing Director for the Global Asset Management and Private Banking Division of the Chase Manhattan Bank. Age: 47. Address: 1211 Avenue of the Americas, 41st Floor, New York, New York 10036.



        W.D. MACCALLAN--Trustee. Director of The Adams Express Co. and Petroleum & Resources Corp.; Retired; formerly Chairman of the Board and Chief Executive Officer of The Adams Express Co. and Petroleum & Resources Corp.; formerly Director of The Hanover Funds, Inc. and The Hanover Investment Funds, Inc. Age:
73. Address: 624 East 45th Street, Savannah, GA 31405.



        GEORGE E. MCDAVID--Trustee, Retired; formerly President, Houston Chronicle Publishing Company. Age 70. Address: P.O. Box 2558, Houston, TX 77252.



        W. PERRY NEFF--Trustee. Independent Financial Consultant; Director of North America Life Assurance Co., Petroleum & Resources Corp. and The Adams Express Co.; formerly Director and Chairman of The Hanover Funds, Inc.; formerly Director, Chairman and President of The Hanover Investment Funds, Inc. Age: 73.
Address: RR 1 Box 102, Weston, VT 05181.



        *LEONARD M. SPALDING, JR.--Trustee. Retired; formerly Chief Executive Officer of Chase Mutual Funds Corp.; formerly President and Chief Executive Officer of Vista Capital Management; and formerly Chief Investment Executive of the Chase Manhattan Private Bank. Age: 65. Address: 2025 Lincoln Park Road, Springfield, KY 40069



        RICHARD E. TEN HAKEN--Trustee; Chairman of the Audit Committee. Formerly District Superintendent of Schools, Monroe No. 2 and Orleans Counties, New York; Chairman of the Board and President, New York State Teachers' Retirement System.
Age: 66. Address: 4 Barnfield Road, Pittsford, NY 14534.



        IRVING L. THODE--Trustee. Retired; formerly Vice President of Quotron Systems. He has previously served in a number of executive positions with Control Data Corp., including President of its Latin American Operations, and General Manager of its Data Services business. Age: 69. Address: 80 Perkins Road, Greenwich, CT 06830.




        MARTIN R. DEAN--Treasurer. Vice President, Administration Services, Bisys Fund Services, Inc.; formerly Senior Manager, KPMG Peat Marwick (1987-1994). Age: 37. Address: 3435 Stelzer Road, Columbus, OH 43219.



        LISA HURLEY--Secretary. Executive Vice President and General Counsel, BISYS Fund Services, Inc.; formerly Counsel to Moore Capital Management and General Counsel to Global Asset Management and Northstar Investments Management. Age: 45. Address: 90 Park Avenue, New York, NY 10016.



        VICKY M. HAYES--Assistant Secretary. Vice President and Global Marketing Manager, Vista Fund Distributors, Inc.; formerly Assistant Vice President, Alliance Capital Management and held various positions with J. & W. Seligman & Co. Age: 37. Address: 1211 Avenue of the Americas, 41st Floor, New York, NY 10036.

        ALAINA METZ--Assistant Secretary. Chief Administrative Officer, BISYS Fund Services, Inc.; formerly Supervisor, Blue Sky Department, Alliance Capital Management L.P. Age: 33. Address: 3435 Stelzer Road, Columbus, OH 43219.


-------------
*Asterisks indicate those Trustees that are "interested persons" (as defined in the 1940 Act). Mr. Reid is not an interested person of the Trust's investment advisers or principal underwriter, but may be deemed an interested person of the Trust solely by reason of being chairman of the Trust.


        The Board of Trustees of the Trust presently has an Audit Committee. The members of the Audit Committee are Messrs. Ten Haken (Chairman), Armstrong, Eppley, MacCallan and Thode. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters. The Audit Committee met two times during the fiscal period ended August 31, 2000.



        The Trustees and officers of the Trust appearing in the table above also serve in the same capacities with respect to Mutual Fund Group, Mutual Fund Variable Annuity Trust, Mutual Fund Select Group, Mutual Fund Select Trust, Mutual Fund Investment Trust, Mutual Fund Master Investment Trust, Capital Growth Portfolio, Growth and Income Portfolio, and International Equity Portfolio (these entities, together with the Trust, are referred to below as the "Vista Funds").


            REMUNERATION OF TRUSTEES AND CERTAIN EXECUTIVE OFFICERS:

        Each Trustee is reimbursed for expenses incurred in attending each meeting of the Board of Trustees or any committee thereof. Each Trustee who is not an affiliate of the advisers is compensated for his or her services according to a fee schedule which recognizes the fact that each Trustee also serves as a Trustee of other investment companies advised by the advisers. Each Trustee receives a fee, allocated among all investment companies for which the Trustee serves, which consists of an annual retainer component and a meeting fee component.


        Set forth below is information regarding compensation paid or accrued during the fiscal year ended August 31, 2000 for each Trustee of the Trust:



                                              U.S.                                        NEW YORK     CALIFORNIA
                                           GOVERNMENT      TAX FREE         PRIME         TAX FREE      TAX FREE
                                              MONEY         MONEY           MONEY           MONEY         MONEY
                                           MARKET FUND    MARKET FUND    MARKET FUND     MARKET FUND   MARKET FUND
                                           -----------    -----------    -----------     -----------   -----------
Fergus Reid, III, Trustee                    $27,774         $5,868         $39,798         $6,198         $239
H. Richard Vartebedian, Trustee               19,353          4,090          27,770          4,324          166
William J. Armstrong, Trustee                 13,082          2,752          18,781          2,909          111
John R.H. Blum, Trustee                       14,511          3,059          20,926          3,234          121
Stuart W. Cragin, Jr., Trustee                13,082          2,752          18,781          2,909          111
Roland R. Eppley, Jr., Trustee                13,002          2,797          18,814          2,942          113
Joseph J. Harkins, Trustee                    12,911          2,728          18,558          2,882          109
Sarah E. Jones, Trustee                           --             --              --             --           --
W.D. MacCallan, Trustee                       12,715          2,671          18,192          2,827          108
George E. McDavid, Trustee                     4,934          1,117           6,953          1,184           51
W. Perry Neff, Trustee                        12,936          2,725          18,637          2,883          109
Leonard M. Spalding, Jr., Trustee             13,082          2,752          18,781          2,909          111
Richard E. Ten Haken, Trustee                 14,177          2,989          20,390          3,159          121
Irving L. Thode, Trustee                      12,923          2,730          18,541          2,886          110

                                                                                                       100% U.S.
                                                    TREASURY                              CALIFORNIA    TREASURY
                                        FEDERAL       PLUS       NEW YORK        TAX     INTERMEDIATE  SECURITIES
                                         MONEY        MONEY      TAX FREE       FREE       TAX FREE   MONEY MARKET
                                      MARKET FUND  MARKET FUND  INCOME FUND  INCOME FUND     FUND         FUND
                                      -----------  -----------  -----------  -----------  -----------  ------------
Fergus Reid, III, Trustee                $4,317       $10,517       $351         $246         $76        $16,256
H. Richard Vartebedian, Trustee           3,012         7,326        245          170          52         11,315
William J. Armstrong, Trustee             2,035         4,973        166          116          36          7,630
John R.H. Blum, Trustee                   2,263         5,500        184          126          39          8,466
Stuart W. Cragin, Jr., Trustee            2,035         4,973        166          116          36          7,630
Roland R. Eppley, Jr., Trustee            2,025         4,776        162          113          35          7,612
Joseph J. Harkins, Trustee                2,013         4,901        164          113          35          7,543
Sarah E. Jones, Trustee                      --            --         --           --          --             --
W.D. MacCallan, Trustee                   1,977         4,853        162          113          35          7,424
George E. McDavid, Trustee                  775         1,750         59           41          13          2,988
W. Perry Neff, Trustee                    2,010         4,891        163          113          35          7,531
Leonard M. Spalding, Jr., Trustee         2,035         4,973        166          116          36          7,630
Richard E. Ten Haken, Trustee             2,208         5,375        180          125          39          8,278
Irving L. Thode, Trustee                  2,011         4,895        164          114          35          7,554





                                                             PENSION OR                                TOTAL
                                                             RETIREMENT                            COMPENSATION
                                                          BENEFITS ACCRUED                             FROM
                                                       BY THE FUND COMPLEX (1)                   FUND COMPLEX (2)
                                                       -----------------------                   -----------------
Fergus Reid, III, Trustee                                      $110,091                               $202,750
H. Richard Vartebedian, Trustee                                  86,791                                134,350
William J. Armstrong, Trustee                                    41,781                                 90,000
John R.H. Blum, Trustee                                          79,307                                 98,750
Stuart W. Cragin, Jr., Trustee                                   55,742                                 89,000
Roland R. Eppley, Jr., Trustee                                   58,206                                 91,000
Joseph J. Harkins, Trustee                                       75,554                                 90,500
Sarah E. Jones, Trustee                                             --                                      --
W.D. MacCallan, Trustee                                          77,769                                 88,500
George E. McDavid, Trustee                                          --                                  62,250
W. Perry Neff, Trustee                                           74,269                                 88,000
Leonard M. Spalding, Jr., Trustee                                35,335                                 89,000
Richard E. Ten Haken, Trustee                                    60,398                                 99,500
Irving L. Thode, Trustee                                         64,503                                 90,000



--------------
(1) Data reflects total benefits accrued by Mutual Fund Group, Mutual Fund Select Group, Capital Growth Portfolio, Growth and Income Portfolio and International Equity Portfolio for the fiscal year ended October 31, 2000 and by the Trust, Mutual Fund Select Trust, and Mutual Fund Variable Annuity Trust for the fiscal year ended August 31, 2000.



(2) Data reflects total estimated compensation earned during the period January 1, 2000 to December 31, 2000 for service as a Trustee to the Trust, Mutual Fund Group, Mutual Fund Variable Annuity Trust, Mutual Select Group, Mutual Fund Select Trust, Mutual Fund Investment Trust, Mutual Fund Master Investment Trust, Capital Growth Portfolio, Growth and Income Portfolio and International Equity Portfolio.



        As of August 31, 2000, the Trustees and officers as a group owned less than 1% of each Fund's outstanding shares, all of which were acquired for investment purposes. For the fiscal year ended August 31, 2000, the Trust paid its disinterested Trustees fees and expenses for all the meetings of the Board and any committees attended in the aggregate amount of approximately $1,091,243 which amount was then apportioned among the Funds comprising the Trust.

                VISTA FUNDS RETIREMENT PLAN FOR ELIGIBLE TRUSTEES

        Effective August 21, 1995, the Trustees also instituted a Retirement Plan for Eligible Trustees (the "Plan") pursuant to which each Trustee (who is not an employee of any of the Funds, the advisers, administrator or distributor or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Plan, the normal retirement date is the date on which the eligible Trustee has attained age 65 and has completed at least five years of continuous service with one or more of the investment companies advised by the adviser (collectively, the "Covered Funds"). Each Eligible Trustee is entitled to receive from the Covered Funds an annual benefit commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to the sum of (i) 8% of the highest annual compensation received from the Covered Funds multiplied by the number of such Trustee's years of service (not in excess of 10 years) completed with respect to any of the Covered Funds and (ii) 4% of the highest annual compensation received from the Covered Funds for each year of Service in excess of 10 years, provided that no Trustee's annual benefit will exceed the highest annual compensation received by that Trustee from the Covered Funds. Such benefit is payable to each eligible Trustee in monthly installments for the life of the Trustee.


        Set forth below in the table are the estimated annual benefits payable to an eligible Trustee upon retirement assuming various compensation and years of service classifications. As of August 31, 2000, the estimated credited years of service for Messrs.Reid, Vartabedian, Armstrong, Blum, Cragin, Eppley, Harkins, MacCallan, McDavid, Neff, Spalding, Ten Haken, Thode and Ms. Jones are 15, 8, 12, 15, 7, 11, 10, 10, 2, 15, 2, 15, 7 and 0, respectively.



                                        HIGHEST ANNUAL COMPENSATION PAID BY ALL VISTA FUNDS
---------------------------------------------------------------------------------------------------------------------------
                    $80,000         $100,000          $120,000          $140,000         $160,000          $200,000
  YEARS OF
  SERVICE                                    ESTIMATED ANNUAL BENEFITS UPON RETIREMENT
---------------------------------------------------------------------------------------------------------------------------
      16            $80,000         $100,000          $120,000          $140,000         $160,000          $200,000
      14             76,800           96,000           115,200           134,400          153,600           192,000
      12             70,400           88,000           105,600           123,200          140,800           176,000
      10             64,000           80,000            96,000           112,000          128,000           160,000
       8             51,200           64,000            76,800            89,600          102,400           128,000
       6             38,400           48,000            57,600            67,200           76,800            96,000
       4             25,600           32,000            38,400            44,800           51,200            64,000


        Effective August 21, 1995, the Trustees instituted a Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan") pursuant to which each Trustee (who is not an employee of any of the Funds, the advisers, administrator or distributor or any of their affiliates) may enter into agreements with the Funds whereby payment of the Trustee's fees are deferred until the payment date elected by the Trustee (or the Trustee's termination of service). The deferred amounts are invested in shares of Vista funds selected by the Trustee. The deferred amounts are paid out in a lump sum or over a period of several years as elected by the Trustee at the time of deferral. If a deferring Trustee dies prior to the distribution of amounts held in the deferral account, the balance of the deferral account will be distributed to the Trustee's designated beneficiary in a single lump sum payment as soon as practicable after such deferring Trustee's death.


        Messrs. Ten Haken, Thode and Vartabedian have each executed a deferred compensation agreement for the 2000 calendar year. Their total estimated contributions for the calendar year are $39,800, $81,000 and $134,350, respectively.


        The Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

                            ADVISER AND SUB-ADVISERS

        Chase acts as investment adviser to the Funds pursuant to an Investment Advisory Agreement, dated as of May 6, 1996 (the "Advisory Agreement"). Subject to such policies as the Board of Trustees may determine, Chase is responsible for investment decisions for the Funds. Pursuant to the terms of the Advisory Agreement, Chase provides the Funds with such investment advice and supervision as it deems necessary for the proper supervision of the Funds' investments. The advisers continuously provide investment programs and determine from time to time what securities shall be purchased, sold or exchanged and what portion of the Funds' assets shall be held uninvested. The advisers to the Funds furnish, at their own expense, all services, facilities and personnel necessary in connection with managing the investments and effecting portfolio transactions for the Funds. The Advisory Agreement for the Funds will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of a Fund's outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement.

        Under the Advisory Agreement, the adviser may utilize the specialized portfolio skills of all its various affiliates, thereby providing the Funds with greater opportunities and flexibility in accessing investment expertise.

        Pursuant to the terms of the Advisory Agreement and the sub-advisers' agreements with the adviser, the adviser and sub-advisers are permitted to render services to others. Each advisory agreement is terminable without penalty by the Trust on behalf of the Funds on not more than 60 days', nor less than 30 days', written notice when authorized either by a majority vote of a Fund's shareholders or by a vote of a majority of the Board of Trustees of the Trust, or by the adviser or sub-adviser on not more than 60 days', nor less than 30 days', written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The advisory agreements provide that the adviser or sub-adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the respective Fund, except for wilful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

        In the event the operating expenses of the Funds, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to the Funds imposed by the securities laws or regulations thereunder of any state in which the shares of the Funds are qualified for sale, as such limitations may be raised or lowered from time to time, the adviser shall reduce its advisory fee (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by the adviser shall be deducted from the monthly advisory fee otherwise payable with respect to the Funds during such fiscal year; and if such amounts should exceed the monthly fee, the adviser shall pay to a Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

        Under the Advisory Agreement, Chase may delegate a portion of its responsibilities to a sub-adviser. In addition, the Advisory Agreement provides that Chase may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund and are under the common control of Chase as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of Chase.


        Chase, on behalf of the Funds (other than the Tax Free Money Market
Fund), has entered into an investment sub-advisory agreement dated as of May 6, 1996 with Chase Fleming Asset Management (USA) Inc. ("CAM"). With respect to the day- to-day management of the Funds, under the sub-advisory agreements, the sub-advisers make decisions concerning, and place all orders for, purchases and sales of securities and help maintain the records relating to such purchases and sales. The sub-advisers may, in their discretion, provide such services through their own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser to the Company under applicable laws and are under the common control of Chase; provided that (i) all persons, when providing services under the sub-advisory agreement, are functioning as part of an organized group of persons, and (ii) such organized group of persons is managed at all times by authorized officers of the sub-adviser. This arrangement will not result in the payment of additional fees by the Funds.


        Chase, a wholly-owned subsidiary of The Chase Manhattan Corporation, a registered bank holding company, is a commercial bank offering a wide range of banking and investment services to customers throughout the United States and around the world. Also included among the Chase accounts are commingled trust funds and a broad spectrum of individual trust and investment management portfolios. These accounts have varying investment objectives. Chase is located at 270 Park Avenue, New York, New York 10017.

        CAM is a wholly-owned operating subsidiary of the Adviser. CAM is registered with the Securities and Exchange Commission as an investment adviser and provides discretionary investment advisory services to institutional clients, and the same individuals who serve as portfolio managers for CAM also serve as portfolio managers for Chase. CAM is located at 1211 Avenue of the Americas, New York, New York 10036.


        In consideration of the services provided by the adviser pursuant to the Advisory Agreement, the adviser is entitled to receive from each Fund an investment advisory fee computed daily and paid monthly based on a rate equal to a percentage of such Fund's average daily net assets specified in the relevant Prospectuses. However, the adviser may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis. For its services under its sub-advisory agreement, CAM will be entitled to receive with respect to each such Fund, such compensation, payable by the adviser out of its advisory fee, as is described in the relevent Prospectuses.


        The contractual Advisory and Sub-Advisory fees for the Funds are as follows:


FUND                                     ADVISORY FEE                 SUB-ADVISORY FEE
----                                     ------------                 ----------------
Money Market Funds                           0.10%                           0.03%
Income Funds                                 0.30%                           0.15%

For the three most recent fiscal years, Chase was paid or accrued the following investment advisory fees with respect to the following Funds, and voluntarily waived the amounts in parenthesis following such fees with respect to each such period.



                                                  FISCAL YEAR-              FISCAL YEAR-             FISCAL YEAR-
                                                      ENDED                     ENDED                    ENDED
FUND                                                 8/31/98                   8/31/99                  8/31/00
----                                              -----------               ------------             -------------
U.S. Government
Money Market Fund
   Paid or Accrued                                  $6,498,006                $7,265,199             $  7,316,453
   Waived                                                   --                        --                       --
100% U.S. Treasury Securities
Money Market Fund
   Paid or Accrued                                   3,534,288                 4,439,996                4,307,765
   Waived                                                   --                        --                       --
Prime Money Market Fund
   Paid or Accrued                                   3,711,416                 7,769,214               10,632,595
   Waived                                                   --                        --                       --
Federal Money Market Fund
   Paid or Accrued                                     793,764                 1,034,981                1,135,618
   Waived                                                   --                        --                       --
Treasury Plus Money Market Fund
   Paid or Accrued                                   2,384,985                 2,850,010                2,714,066
   Waived                                                   --                        --                       --
Tax Free Money Market Fund
   Paid or Accrued                                   1,120,701                 1,317,375                1,565,165
   Waived                                                   --                        --                       --
California Tax Free
Money Market Fund
   Paid or Accrued                                      49,823                    46,278                   63,246
   Waived                                              (47,823)                  (46,278)                 (43,687)
New York Tax Free Money
Market Fund
   Paid or Accrued                                   1,106,906                 1,445,267                1,664,099
   Waived                                                   --                        --                       --
Tax Free Income Fund
   Paid or Accrued                                     225,980                   219,766                  190,441
   Waived                                             (128,813)                 (167,402)                (158,700)
New York Tax Free Income Fund
   Paid or Accrued                                     322,126                   364,260                  270,352
   Waived                                              (79,555)                  (69,793)                (144,732)
California Intermediate
Tax Free Fund
   Paid or Accrued                                      72,053                    71,188                   59,670
   Waived                                              (69,045)                  (71,188)                 (59,670)

                                ADMINISTRATOR
        Pursuant to an Administration Agreement (the "Administration Agreement"), Chase serves as administrator of the Funds. Chase provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds' independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. Chase in its capacity as administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

        Under the Administration Agreement Chase is permitted to render administrative services to others. The Administration Agreement will continue in effect from year to year with respect to each Fund only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of such Fund's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Administration Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Administration Agreement is terminable without penalty by the Trust on behalf of each Fund on 60 days' written notice when authorized either by a majority vote of such Fund's shareholders or by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by Chase on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Administration Agreement also provides that neither Chase nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.

        In addition, the Administration Agreement provides that, in the event the operating expenses of any Fund, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to that Fund imposed by the securities laws or regulations thereunder of any state in which the shares of such Fund are qualified for sale, as such limitations may be raised or lowered from time to time, Chase shall reduce its administration fee (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by Chase shall be deducted from the monthly administration fee otherwise payable to Chase during such fiscal years; and if such amounts should exceed the monthly fee, Chase shall pay to such Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

        In consideration of the services provided by Chase pursuant to the Administration Agreement, Chase receives from each Fund a fee computed daily and paid monthly at an annual rate equal to 0.05% of each Money Market Fund's average daily net assets, and 0.10% of each Income Fund's average daily net assets, on an annualized basis for the Fund's then-current fiscal year. Chase may voluntarily waive a portion of the fees payable to it with respect to each Fund on a month-to-month basis.

For the three most recent fiscal years, Chase was paid or accrued administration fees, and voluntarily waived the amounts in parenthesis for the following Funds:



                                                  FISCAL YEAR-              FISCAL YEAR-             FISCAL YEAR-
                                                      ENDED                     ENDED                    ENDED
FUND                                                 8/31/98                   8/31/99                  8/31/00
----                                              ------------              ------------             -------------
U.S. Government
Money Market Fund
   Paid or Accrued                                  $3,249,003                $3,632,599               $3,658,256
   Waived                                                   --                        --                       --
100% U.S. Treasury Securities
Money Market Fund
   Paid or Accrued                                   1,767,144                 2,219,998                2,153,883
   Waived                                                   --                        --                       --
Prime Money Market Fund
   Paid or Accrued                                   1,855,708                 3,884,607                5,316,298
   Waived                                                   --                        --                       --
Federal Money Market Fund
   Paid or Accrued                                     396,882                   517,491                  567,813
   Waived                                                   --                        --                       --
Treasury Plus Money Market Fund
   Paid or Accrued                                   1,192,493                 1,425,005                1,357,033
   Waived                                                   --                        --                       --
Tax Free Money Market Fund
   Paid or Accrued                                     560,350                   658,688                  782,598
   Waived                                                   --                        --                       --
California Tax Free
Money Market Fund
   Paid or Accrued                                      24,911                    23,139                   31,622
   Waived                                                   --                        --                       --
New York Tax Free Money
Market Fund
   Paid or Accrued                                     552,144                   722,634                  832,057
   Waived                                                   --                        --                       --
Tax Free Income Fund
   Paid or Accrued                                      75,327                    73,255                   63,480
   Waived                                                   --                        --                       --
New York Tax Free Income Fund
   Paid or Accrued                                     107,375                   121,420                   90,117
   Waived                                                   --                        --                       --
California Intermediate
Tax Free Fund
   Paid or Accrued                                      24,018                    23,729                   19,890
   Waived                                               (8,043)                   (3,642)                 (19,890)

                              DISTRIBUTION PLANS


        The Trust has adopted separate plans of distribution pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan") including Distribution Plans on behalf of the Class A and Class B shares of the Tax Free Income Fund and the New York Tax Free Income Fund, the Class B and Class C shares of the Prime Money Market Fund, the shares of the California Intermediate Tax Free Fund, the Vista Shares of the Money Market Funds (except the Prime Money Market Fund), the Reserve Class Shares of the Money Market Funds, and the Premier Shares of the U.S. Government Money Market Fund, which provides that each of such classes of such Funds shall pay for distribution services a distribution fee (the "Distribution Fee"), including payments to the Distributor, at annual rates not to exceed the amounts set forth in their respective Prospectuses. The Distributor may use all or any portion of such Distribution Fee to pay for Fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. Promotional activities for the sale of each class of shares of each Fund will be conducted generally by the Chase Vista Funds, and activities intended to promote one class of shares of a Fund may also benefit the Fund's other shares and other Chase Vista Funds.


        Class B and Class C shares pay a Distribution Fee of up to 0.75% of average daily net assets. The Distributor currently expects to pay sales commissions to a dealer at the time of sale of Class B shares of the Income Funds of up to 4.00% of the purchase price of the shares sold by such dealer. The Distributor will use its own funds (which may be borrowed or otherwise financed) to pay such amounts. Because the Distributor will receive a maximum Distribution Fee of 0.75% of average daily net assets with respect to Class B and Class C shares, it will take the Distributor several years to recoup the sales commissions paid to dealers and other sales expenses.

        No class of shares of a Fund will make payments or be liable for any distribution expenses incurred by other classes of shares of such Fund.

        The Institutional Shares of the Money Market Funds have no distribution plan. There is no distribution plan for Premier Shares for any Money Market Fund other than the U.S. Government Money Market Fund.

        Some payments under the Distribution Plans may be used to compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.25% annualized of the average net asset value of Class A shares, 0.25% annualized of the average net asset value of the Class B shares, 0.75% annualized of the average net asset value of Class C shares or 0.25% annualized of the average daily net asset value of the shares of the California Intermediate Tax Free Fund maintained in a Fund by such broker-dealers' customers. Trail or maintenance commissions will be paid to broker-dealers beginning the 13th month following the purchase of such shares. Since the distribution fees are not directly tied to expenses, the amount of distribution fees paid by a class of a Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plans. For this reason, this type of distribution fee arrangement is characterized by the staff of the Securities and Exchange Commission as being of the "compensation variety" (in contrast to "reimbursement" arrangements by which a distributor's payments are directly linked to its expenses). With respect to Class B shares of the Income Funds, because of the 0.75% annual limitation on the compensation paid to the Distributor during a fiscal year, compensation relating to a large portion of the commissions attributable to sales of Class B shares in any one year will be accrued and paid by a Fund to the Distributor in fiscal years subsequent thereto. However, the Shares are not liable for any distribution expenses incurred in excess of the Distribution Fee paid. In determining whether to purchase Class B shares of the Income Funds, investors should consider that compensation payments could continue until the Distributor has been fully reimbursed for the commissions paid on sales of Class B shares.

        Each class of shares is entitled to exclusive voting rights with respect to matters concerning its Distribution Plan.

        Each Distribution Plan provides that it will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to such Plan ("Qualified Trustees"). The continuance of each Distribution Plan was most recently approved on October 13, 1995.

        Each Distribution Plan requires that the Trust shall provide to the Board of Trustees, and the Board of Trustees shall review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Distribution Plan. Each Distribution Plan further provides that the selection and nomination of Qualified Trustees shall be committed to the discretion of the disinterested Trustees (as defined in the 1940 Act) then in office. Each Distribution Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or, with respect to a particular Fund, by vote of a majority of the outstanding voting Shares of the class of such Fund to which it applies (as defined in the 1940 Act). Each Distribution Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of shareholders and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. Each of the Funds will preserve copies of any plan, agreement or report made pursuant to a Distribution Plan for a period of not less than six years from the date of the Distribution Plan, and for the first two years such copies will be preserved in an easily accessible place.


        For the fiscal year ended August 31, 2000, the Distributor was paid or accrued the following Distribution Fees and voluntarily waived the amounts in parenthesis following such fees with respect to the Shares of each Fund:




                                                                      PAID/ACCRUED                       WAIVED
                                                                      ------------                    -------------
U.S. Government Money Market Fund
  Vista Shares                                                          $3,560,070                     $        --
  Premier Shares                                                         1,121,397                        (448,564)
100% Treasury Securities Money Market Fund
  Vista Shares                                                           3,359,449                      (1,425,037)
Prime Money Market Fund
  B Shares                                                                 164,175                              --
  C Shares                                                                   1,774                              --
Federal Money Market Fund
  Vista Shares                                                             570,156                              --
Treasury Plus Money Market Fund
  Vista Shares                                                           1,504,635                              --
Tax Free Money Market Fund
  Vista Shares                                                             842,964                              --
California Tax Free Money Market Fund                                       63,246                         (31,622)
New York Tax Free Money Market Fund
  Vista Shares                                                           1,664,098                      (1,036,163)
Tax Free Income Fund
  A Shares                                                                 129,223                        (129,223)
  B Shares                                                                  88,432                              --
New York Tax Free Income Fund
  A Shares                                                                 192,362                        (192,362)
  B Shares                                                                  98,796                              --
California Intermediate Tax Free Income Fund                                49,724                         (49,724)




        Amounts accrued and waived with respect to Reserve Shares of the Money Market Funds were less than $1.

        Expenses paid by the Distributor related to the distribution of Trust shares during the year ended August 31, 2000 were as follows:




Advertising and sales literature                                                                         $1,542,103

Printing, production and mailing of prospectuses
   and shareholder reports to other than current
   shareholders                                                                                             449,922

Compensation to dealers                                                                                     715,616

Compensation to sales personnel                                                                           1,834,202

B share financing charges                                                                                   351,353

Equipment, supplies and other indirect
   distribution-related expenses                                                                            221,757


        With respect to the Class B shares of the Funds, the Distribution Fee was paid to FEP Capital L.P. for acting as finance agent.

                  DISTRIBUTION AND SUB-ADMINISTRATION AGREEMENT

        The Trust has entered into a Distribution and Sub-Administration Agreement dated August 24, 1995 (prior to such date, the Distributor served the Trust pursuant to a contract dated August 23, 1994 (April 15, 1994 with respect to the Treasury Plus Money Market Fund and Federal Money Market Fund)) (the "Distribution Agreement") with the Distributor, pursuant to which the Distributor acts as the Funds' exclusive underwriter, provides certain administration services and promotes and arranges for the sale of each class of Shares. The Fund's distributor is Vista Fund Distributors, Inc. ("VFD"). VFD is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. The Distribution Agreement provides that the Distributor will bear the expenses of printing, distributing and filing prospectuses and statements of additional information and reports used for sales purposes, and of preparing and printing sales literature and advertisements not paid for by the Distribution Plans. The Trust pays for all of the expenses for qualification of the shares of each Fund for sale in connection with the public offering of such shares, and all legal expenses in connection therewith. In addition, pursuant to the Distribution Agreement, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space. Payments may also be used to compensate broker-dealers with trail or maintenance commissions at an annual rate of up to 0.25% of the average daily net asset value of Class A or Class B shares invested in the Fund by customers of these broker-dealers. Trail or maintenance commissions are paid to broker-dealers beginning the 13th month following the purchase of shares by their customers. Promotional activities for the sale of Class A and Class B shares will be conducted generally by the Chase Vista Funds, and activities intended to promote the Fund's Class A or Class B shares may also benefit the Fund's other shares and other Chase Vista Funds.

        VFD may provide promotional incentives to broker-dealers that meet specified sales targets for one or more Vista Funds. These incentives may include gifts of up to $100 per person annually; an occasional meal, ticket to a sponsoring event or theater for entertainment for broker-dealers and their guests; and, payment or reimbursement for travel expenses, including lodging and meals, in connection with attendance at training and educational meetings within and outside the U.S.

        VFD may from time to time, pursuant to objective criteria established by it, pay additional compensation to qualifying authorized broker-dealers for certain services or activities which are primarily intended to result in the sale of shares of the Fund. In some instances, such compensation may be offered only to certain broker-dealers who employ registered representatives who have sold or may sell significant amounts of shares of the Fund and/or other Chase Vista Funds during a specified period of time. Such compensation does not represent an additional expense to the Fund or its shareholders, since it will be paid by VFD out of compensation retained by it from the Fund or other sources available to it.

        The Distribution Agreement is currently in effect and will continue in effect with respect to each Fund only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of such Fund's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of each Fund on 60 days' written notice when authorized either by a majority vote of such Fund's shareholders or by vote of a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Distribution Agreement also provides that neither the Distributor nor its personnel shall be liable for any act or omission in the course of, or connected with, rendering services under the Distribution Agreement, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

        In the event the operating expenses of any Fund, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to that Fund imposed by the securities laws or regulations thereunder of any state in which the shares of such Fund are qualified for sale, as such limitations may be raised or lowered from time to time, the Distributor shall reduce its sub-administration fee with respect to such Fund (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by the Distributor shall be deducted from the monthly sub-administration fee otherwise payable with respect to such Fund during such fiscal year; and if such amounts should exceed the monthly fee, the Distributor shall pay to such Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.


        In consideration of the sub-administration services provided by the Distributor pursuant to the Distribution Agreement, the Distributor receives an annual fee, payable monthly, of 0.05% of the net assets of each Fund. The Distributor may voluntarily agree to from time to time waive a portion of the fees payable to it under the Distribution Agreement with respect to each Fund on a month-to-month basis. For the three most recent fiscal years, the Distributor was paid or accrued the following sub-administration fees under the Distribution Agreement, and voluntarily waived the amounts in parentheses following such fees:




                                                  FISCAL YEAR-              FISCAL YEAR-             FISCAL YEAR-
                                                      ENDED                     ENDED                    ENDED
FUND                                                 8/31/98                   8/31/99                  8/31/00
----                                              ------------              -------------            -------------
U.S. Government
Money Market Fund
   Paid or Accrued                                  $3,249,003               $ 3,632,599              $ 3,658,256
   Waived                                                   --                        --                 (186,083)
100% U.S. Treasury Securities
Money Market Fund
   Paid or Accrued                                   1,767,144                 2,219,998                2,153,883
   Waived                                             (375,973)               (1,775,598)              (1,723,113)
Prime Money Market Fund
   Paid or Accrued                                   1,855,708                 3,884,607                5,316,298
   Waived                                                   --                        --                 (103,182)
Federal Money Market Fund
   Paid or Accrued                                     396,882                   517,491                  567,813
   Waived                                                   --                        --                       --
Treasury Plus Money Market Fund
   Paid or Accrued                                   1,192,493                 1,425,005                1,357,033
   Waived                                             (771,344)                 (883,470)              (1,085,630)
Tax Free Money Market Fund
   Paid or Accrued                                     560,350                   658,688                  782,433
   Waived                                                   --                   (93,598)                (369,133)
California Tax Free
Money Market Fund
   Paid or Accrued                                      24,911                    23,139                   31,622
   Waived                                                   --                        --                       --
New York Tax Free Money
Market Fund
   Paid or Accrued                                     554,762                   722,634                  832,056
   Waived                                             (554,762)                 (722,634)                (745,830)
Tax Free Income Fund
   Paid or Accrued                                      37,663                    36,628                   31,740
   Waived                                                   --                        --                       --
New York Tax Free Income Fund
   Paid or Accrued                                      53,688                    60,710                   45,059
   Waived                                                   --                        --                       --
California Intermediate
Tax Free Fund
   Paid or Accrued                                      12,009                    11,865                    9,944
   Waived                                               (9,979)                  (11,865)                  (9,944)

       SHAREHOLDER SERVICING AGENTS, TRANSFER AGENT AND CUSTODIAN
The Trust has entered into a shareholder servicing agreement (a "Servicing Agreement") with each Shareholder Servicing Agent to provide certain services including but not limited to the following: answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be effected for the Fund as to which the Shareholder Servicing Agent is so acting and certain other matters pertaining to the Fund; assist shareholders in designating and changing dividend options, account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) quarterly and year-end statements and confirmations of purchases and redemptions; transmit, on behalf of the Fund, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Fund; receive, tabulate and transmit to the Fund proxies executed by shareholders with respect to meetings of shareholders of the Fund; and provide such other related services as the Fund or a shareholder may request. Shareholder servicing agents may be required to register pursuant to state securities law. Shareholder Servicing Agents may subcontract with other parties for the provision of shareholder support services.


        Each Shareholder Servicing Agent may voluntarily agree from time to time to waive a portion of the fees payable to it under its Servicing Agreement with respect to each Fund on a month-to-month basis. Fees payable to the Shareholder Servicing Agents (all of which currently are related parties) and the amounts voluntarily waived (in parenthesis) for the three most recent fiscal years, were as follows:



                                   FISCAL YEAR                    FISCAL YEAR                    FISCAL YEAR
                                      ENDED                          ENDED                          ENDED
                                     8/31/98                        8/31/99                        8/31/00
                           PAID/ACCRUED     WAIVED       PAID/ACCRUED     WAIVED       PAID/ACCRUED       WAIVED
                           ------------     ------       ------------     ------       ------------       ------
U.S. Government
Money Market Fund
   Vista Shares            $  9,506,976   $(3,059,131)    $11,570,394    $(3,300,442)    $12,460,328    $(3,421,032)
   Premier Shares             2,442,154      (820,776)      2,673,117     (1,009,497)      2,803,517       (980,709)
   Institutional Shares              --            --       2,421,472     (1,636,525)      2,634,986     (1,657,125)
100% U.S. Treasury
Securities Money
Market Fund
   Vista Shares               9,271,804    (3,178,487)     12,151,590     (1,735,341)     11,758,097     (1,161,740)
   Premier Shares                27,550       (25,671)         78,128         (5,658)        182,261             --
   Institutional Shares              --            --         766,951       (384,468)        875,412       (467,360)
Prime Money Market
Fund
   Vista Shares                      --            --         380,370       (138,642)      3,672,170       (181,026)
   Premier Shares             1,790,841      (437,878)      2,457,774       (408,608)      3,322,475       (496,433)
   Institutional Shares              --            --       5,798,758     (4,615,353)      8,233,800     (5,797,649)
   B Shares                      33,276       (33,276)         58,849        (47,684)         54,111         (3,687)
   C Shares                          --            --             471             --           1,186             --

                                   FISCAL YEAR                    FISCAL YEAR                    FISCAL YEAR
                                      ENDED                          ENDED                          ENDED
                                     8/31/98                        8/31/99                        8/31/00
                           PAID/ACCRUED     WAIVED       PAID/ACCRUED     WAIVED       PAID/ACCRUED       WAIVED
                           ------------     ------       ------------     ------       ------------       ------
Federal Money Market
Fund
   Vista Shares              $1,037,279  $   (417,602)     $1,661,050   $   (363,304)     $1,995,816   $   (279,759)
   Premier Shares               786,613       (26,504)        713,973             --         698,787             --
   Institutional Shares              --            --         234,161       (206,517)        285,881       (206,476)
Treasury Plus Money
Market Fund
   Vista Shares               5,711,537    (1,344,998)      5,373,186     (1,078,231)      5,266,231     (1,163,606)
   Premier Shares               490,819            --         620,423        (30,514)        844,514        (61,629)
   Institutional Shares              --            --         898,550       (437,527)        871,627       (542,937)
Tax Free Money
Market Fund
   Vista Shares               2,400,200      (873,791)      2,746,672     (1,000,326)      2,950,422     (1,084,670)
   Premier Shares               287,238            --         298,470        (10,480)        338,669         (8,841)
   Institutional Shares              --            --         345,784       (343,502)        586,427       (583,598)
California Tax Free
Money Market Fund               174,380      (117,795)        161,973       (112,997)        221,361       (136,507)
New York Tax Free
Money Market Fund
   Vista Shares               3,874,170      (922,612)      5,058,436             --       5,824,380             --
Tax Free Income Fund
   A Shares                     152,484      (106,509)        146,243        (82,155)        129,221        (72,519)
   B Shares                      35,833            --          36,895             --          29,479             --
New York Tax Free
Income Fund
   A Shares                     233,063      (159,478)        265,752       (148,164)        192,362       (107,722)
   B Shares                      35,376            --          37,798             --          32,932             --
California Intermediate
Tax Free Fund                    60,045       (60,045)         59,323        (59,323)         49,724        (49,724)



        Amounts accrued and waived with respect to Reserve Shares of the Money Market Funds were less than $1.


        Shareholder servicing agents may offer additional services to their customers, including specialized procedures and payment for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Each Shareholder Servicing Agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain Shareholder Servicing Agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees for their services as Shareholder Servicing Agents.

        For shareholders that bank with Chase, Chase may aggregate investments in the Chase Vista Funds with balances held in Chase bank accounts for purposes of determining eligibility for certain bank privileges that are based on specified minimum balance requirements, such as reduced or no fees for certain banking services or preferred rates on loans and deposits. Chase and certain broker-dealers and other Shareholder Servicing Agents may, at their own expense, provide gifts, such as computer software packages, guides and books related to investment or additional Fund shares valued up to $250 to their customers that invest in the Chase Vista Funds.

        Chase and/or the Distributor may from time to time, at their own expense out of compensation retained by them from the Fund or other sources available to them, make additional payments to certain selected dealers or other Shareholder Servicing Agents for performing administrative services for their customers. These services include maintaining account records, processing orders to purchase, redeem and exchange Fund shares and responding to certain customer inquiries. The amount of such compensation may be up to an additional 0.10% annually of the average net assets of the Fund attributable to shares if the Fund held by customers of such Shareholder Servicing Agents. Such compensation does not represent an additional expense to the Fund or its shareholders, since it will be paid by Chase andor the Distributor.

        The Trust has also entered into a Transfer Agency Agreement with DST Systems, Inc. ("DST") pursuant to which DST acts as transfer agent for the Trust. DST's address is 210 West 10th Street, Kansas City, MO 64105.

        Pursuant to a Custodian Agreement, Chase acts as the custodian of the assets of each Fund for which Chase receives such compensation as is from time to time agreed upon by the Trust and Chase. As custodian, Chase provides oversight and record keeping for the assets held in the portfolios of each Fund. Chase also provides fund accounting services for the income, expenses and shares outstanding for the Funds. Chase is located at 3 Metrotech Center, Brooklyn, NY 11245. For additional information, see the Prospectuses.

                             INDEPENDENT ACCOUNTANTS

        The financial statements incorporated herein by reference from the Trust's Annual Reports to Shareholders for the fiscal year ended August 31, 2000, and the related financial highlights which appear in the Prospectuses, have been incorporated herein and included in the Prospectuses in reliance on the reports of PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, independent accountants of the Funds, given on the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP provides the Funds with audit services, tax return preparation and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.

                           CERTAIN REGULATORY MATTERS


        Chase and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of any of the Funds, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Chase and its affiliates deal, trade and invest for their own accounts in U.S. Government obligations, municipal obligations and commercial paper and are among the leading dealers of various types of U.S. Government obligations and municipal obligations. Chase and its affiliates may sell U.S. Government obligations and municipal obligations to, and purchase them from, other investment companies sponsored by the Funds' distributor or affiliates of the distributor. Chase will not invest any Fund assets in any U.S. Government obligations, municipal obligations or commercial paper purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which Chase or an affiliate is a non-principal member. This restriction my limit the amount or type of U.S. Government obligations, municipal obligations or commercial paper available to be purchased by any Fund. Chase has informed the Funds that in making its investment decision, it does not obtain or use material inside information in the possession of any other division or department of Chase, including the division that performs services for the Trust as custodian, or in the possession of any affiliate of Chase. Shareholders of the Funds should be aware that, subject to applicable legal or regulatory restrictions, Chase and its affiliates may exchange among themselves certain information about the shareholder and his account. Transactions with affiliated broker-dealers will only be executed on an agency basis in accordance with applicable federal regulations.

                               GENERAL INFORMATION

                                    EXPENSES

        Each Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Funds' custodian for all services to the funds, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Funds. Shareholder servicing and distribution fees are all allocated to specific classes of the Funds. In addition, the Funds may allocate transfer agency and certain other expenses by class. Service providers to a Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

              DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

        Mutual Fund Trust is an open-end, management investment company organized as Massachusetts business trust under the laws of the Commonwealth of Massachusetts on February 4, 1994. Because certain of the Funds comprising the Trust are "non-diversified", more than 5% of any of the assets of any such Fund may be invested in the obligations of any single issuer, which may make the value of the shares in such a Fund more susceptible to certain risks than shares of a diversified mutual fund. The fiscal year-end of the Funds in the Trust is August 31.


        The Trust currently consists of 11 series of shares of beneficial interest, par value $.001 per share. With respect to the Money Market Funds and certain of the Income Funds, the Trust may offer more than one class of shares. The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated amount all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that may affect a particular class, such as the approval of distribution plans for a particular class. With respect to shares purchased through a Shareholder Servicing Agent and, in the event written proxy instructions are not received by a Fund or its designated agent prior to a shareholder meeting at which a proxy is to be voted and the shareholder does not attend the meeting in person, the Shareholder Servicing Agent for such shareholder will be authorized pursuant to an applicable agreement with the shareholder to vote the shareholder's outstanding shares in the same proportion as the votes cast by other Fund shareholders represented at the meeting in person or by proxy.


        The categories of investors that are eligible to purchase shares and minimum investment requirements may differ for each class of the Funds' shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which will affect the relative performance of the different classes. Investors may call 1-800-622-4273 to obtain additional information about other classes of shares of the Funds that are offered. Any person entitled to receive compensation for selling or servicing shares of a Fund may receive different levels of compensation with respect to one class of shares over another.

        Shareholders of the Vista Shares, Premier Shares, Reserve Shares and Institutional Shares of the Money Market Funds bear the fees and expenses described herein and in the Prospectuses. The fees paid by the Vista Shares to the Distributor and Shareholder Servicing Agent under the distribution plans and shareholder servicing arrangements for distribution expenses and shareholder services provided to investors by the Distributor and Shareholder Servicing Agents, absent waivers, generally are more than the respective fees paid under distribution plans and shareholder servicing arrangements adopted for the Premier Shares. The Institutional Shares pay no distribution or Shareholder Servicing fee. As a result, absent waivers, at any given time, the net yield on the Vista Shares will be lower than the yield on the Premier Shares and the yield on the Premier Shares will be lower than the yield on Institutional Shares. Standardized yield quotations will be computed separately for each class of shares of a Fund.


        The Vista Tax Free Income Fund and Vista New York Tax Free Income Fund offer both Class A and Class B shares. The classes of shares have several different attributes relating to sales charges and expenses, as described herein and in the Prospectuses. In addition to such differences, expenses borne by each class of a Fund may differ slightly because of the allocation of other class-specific expenses. For example, a higher transfer agency fee may be imposed on Class B shares than on Class A shares. The relative impact of initial sales charges, contingent deferred sales charges, and ongoing annual expenses will depend on the length of time a share is held.

        The Vista Prime Money Market Fund offers both Class B and Class C shares. The classes of shares have different attributes relating to sales charges and expenses as described in the Prospectus. The relative impact of contingent deferred sales charges will depend upon the length of time a share is held.

        Selected dealers and financial consultants may receive different levels of compensation for selling one particular class of shares rather than another.

        The business and affairs of the Trust are managed under the general direction and supervision of the Trust's Board of Trustees. The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Shares have no preemptive or conversion rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. Any series or class may be terminated
(i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board of Trustees recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series' or class' outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board of Trustees by written notice to the series' or class' shareholders. Unless each series and class is so terminated, the Trust will continue indefinitely.

        Certificates are issued only upon the written request of a shareholder, subject to the policies of the investor's Shareholder Servicing Agent, but the Trust will not issue a stock certificate with respect to shares that may be redeemed through expedited or automated procedures established by a Shareholder Servicing Agent. No certificates are issued for shares of the Money Market Funds or Class B shares of the Income Funds.

        Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of the Trust property for any shareholder held personally liable for the obligations of the Trust. The Trust's Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

        The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

        The Board of Trustees has adopted a code of ethics addressing personal securities transactions by investment personnel and access persons and other related matters. The code has been designated to address potential conflicts of interest that can arise in connection with personal trading activities of such persons. Persons subject to the code are generally permitted to engage in personal securities transactions, subject to certain prohibitions, pre-clearance requirements and blackout periods.

                              PRINCIPAL HOLDERS


        As of December 18, 2000, the following persons owned of record, directly or indirectly, 5% or more of the outstanding shares of the following classes of the following Funds:



U.S. GOVERNMENT MONEY MARKET FUND--VISTA
Chase Manhattan Bank ......................................................................   22.70%
Client Services Department
Attn: Cecilia Joseph
1 Chase Manhattan Plaza
16th Floor
New York, NY 10005-1401

CST as Agent for CMC ......................................................................    9.39%
Omnibus Acct for Vista MMMF Sweep
Hold Undeliverable
Arlington TX 81001

Obie & Co. ................................................................................    9.24%
Chase Bank of Texas
Attn: STIF Unit 18 HCB 340
PO Box 2558
Houston, TX 77252-2558

Chase Infoserv Omnibus Acct ...............................................................    8.32%
FBO AIP Money Market Sweep
Attn Michelle Dixon
The Chase Manhattan Bank NA
4 Chase Metrotech Ctr Fl 6
Brooklyn NY 11245-0005

U.S. GOVERNMENT MONEY MARKET FUND--INSTITUTIONAL
Chase Manhattan Bank N/A ..................................................................   14.80%
Global SEC Services Omnibus
Attn Barrington A Miller
3 Chase Metro Tech Center
7th Floor
Brooklyn NY 11245

Obie & Co .................................................................................   14.46%
Chase Bank of Texas
Attn STIF Unit 18 HCB 340
PO Box 2558
Houston TX 77252-2558

Chase Manhattan Bank NA ...................................................................   13.63%
Attn Deborah Derenzo
4 New York Plz Fl 9
New York NY 10004-2413

Chase Manhattan Bank ......................................................................   11.52%
Client Services Bank
Attn Cecilia Joseph
1 Chase Manhattan Plz Fl 16
New York NY 10005-2401

Chase Manhattan Bank N/A ..................................................................   11.08%
Global Investor Services Omnibus AC
Attn Barrington A Miller
3 Chase Metro Tech Center--7th Flr
Brooklyn NY 11245

U.S. GOVERNMENT MONEY MARKET FUND--PREMIER
Chase Manhattan Bank NA ...................................................................   28.83%
Attn Deborah Derenzo
4 New York Plz Fl 9
New York NY 10004-2411

Penlin & Co ...............................................................................   22.06%
Chase Lincoln First Bank
Attn Automated Case Mngt
C/O The Chase Manhattan Bank
Attn MOT FDS/T-C PO Box 31412
Rochester NY 14603-1412

Chase Manhattan Bank N/A ..................................................................   7.20%
Global Investor Services Omnibus AC
Attn Barrington A Miller
3 Chase Metro Tech Center--7th Fl
Brooklyn NY 11245

100% U.S. TREASURY SECURITIES MONEY MARKET FUND--VISTA
Chase Manhattan Bank ......................................................................   22.80%
Client Services Department
Attn Cecilia Joseph
1 Chase Manhattan Plz Fl 16
New York NY 10005-1401

Verisign Shuttleworth Thawte ..............................................................   6.61%
Divestiture Shares Escrow
Chase Manhattan Bank and Tr Co NA
Attn Hank Helley
101 California St Ste 2725
San Francisco CA 94111-6120

100% U.S. TREASURY SECURITIES MONEY MARKET FUND--INSTITUTIONAL
Chase Manhattan Bank ......................................................................   17.43%
Client Services Department
Attn Cecilia Joseph
1 Chase Manhattan Plz Fl 16
New York NY 10005-1401

Missionaries of Charity ...................................................................   12.15%
335 E 145th St
Bronx NY 10451-5899

Obie & Co .................................................................................    5.66%
Chase Bank of Texas
Attn STIF Unit 18 HCB 340
PO Box 2558
Houston TX 77252-2550

McKinsey Master Retirement Trust ..........................................................    5.41%
114 W 47th St
New York NY 10036-1510

100% U.S. TREASURY SECURITIES MONEY MARKET FUND--PREMIER
Exelon Northern 2000 Escrow ...............................................................    9.42%
Chase Manhattan Trust Co NA
Attn Judy Wisniewski
1650 Market St Ste 5210
Philadelphia PA 19103-7301

Obie & Co .................................................................................    9.11%
Chase Bank of Texas
Attn STIF Unit 18 HCB 340
PO Box 2558
Houston TX 77252-2550

Warner Asset Management as Advisory .......................................................    8.34%
FBO Belle Vernon Area School Dist
20206 Route 19 Ste 300
Cranberry Twp PA 16066-6106

Warner Asset Management as Advisory FBO ...................................................    8.63%
Fayette County
20206 Route 19 Ste 300

Tate Global Escrow Acct ...................................................................    6.59%
Chase Manhattan Trust Co
Attn Mary Beth Phillips
120 Market St Ste 600
Harrisburg PA 17401-2208

PRIME MONEY MARKET FUND--VISTA
Chase Manhattan Bank ......................................................................    9.48%
Client Services Department
Attn Cecilia Joseph
1 Chase Manhattan Plz Fl 16
New York NY 10005-1401

PRIME MONEY MARKET FUND--C SHARES
Investors Trust Co Cust ...................................................................   27.10%
Orange Coast College
403(B) (7) FBO Robert Hancock
4151 Robon Dr
Irvine CA 92620-3242

Richard L Murphy ..........................................................................   23.47%
Kim L Murphy Jewros
PO Box 220
Divide CO 80814-0220

Investors Trust Co Cust ...................................................................   12.34%
A/C Paul Montague
95 Morse Ave
Bloomfield NJ 07003-2232

Investors Trust Co Cust ...................................................................    8.42%
FBO Dianna Mandel IRA R/O
825-E9 Street Apt 10
Brooklyn NY 11230

Priscilla D Brown Cust ....................................................................    8.20%
Joshua W Brown
UNIF Trans MIN Act--RD
14 Pine Knoll Dr
Farmington NH 03835

Investors Trust Co Cust ...................................................................    6.59%
A/C William L Jack
4736 W Paradise Ave

Prudential Securities Inc FBO .............................................................    5.92%
Victor E Portanova Trustee
Victor E Portanova Law C
Corporation Retplan TR DTD 7/09/80
PO Box 17419
Beverly Hills CA 90209-3419

PRIME MONEY MARKET FUND--INSTITUTIONAL
Chase Manhattan Bank N/A ..................................................................   17.25%
Global Investor Services Omnibus AC
Attn Barrington A Miller
3 Chase Metro Tech Center--7th Flr
Brooklyn NY 11245

Chase Manhattan Bank N/A ..................................................................   16.84%
Global SEC Services Omnibus
Attn Barrington A Miller
3 Chase Metro Tech Center--7th Floor
Brooklyn NY 11245

Nissan North America Inc ..................................................................    6.04%
Investment Account
Attn Accounting Dept
990 W 190th St Ste 900
Torrance CA 90502-1014

PRIME MONEY MARKET FUND--PREMIER
Obie & Co .................................................................................   15.99%
Chase Bank of Texas
Attn STIF Unit 18 HCB 340
PO Box 2558
Houston TX 77252-2558

Chase Manhattan Bank NA ...................................................................   11.50%
Attn Deborah Derenzo
4 New York Plz Fl 9
New York NY 10004-2413

Norman F Levy .............................................................................    5.23%
270 Park Ave Fl 38
New York NY 10017-2014

FEDERAL MONEY MARKET FUND--VISTA
Client Services ...........................................................................   28.48%
Attn Cecilia Joseph
1 Chase Manhattan Plz Fl 16
New York NY 10005-1401

FEDERAL MONEY MARKET FUND--INSTITUTIONAL
Chase Manhattan Bank ......................................................................   90.81%
Client Services Department
Attn Cecilia Joseph
3 Chase Manhattan Plz Fl 16
New York NY 10005-1401

FEDERAL MONEY MARKET FUND--PREMIER
Chase Manhattan Bank ......................................................................   41.57%
FBO IMA Customers
Attn Barbara Licata
1985 Marcus Ave Fl 2
New Hyde Park NY 11042-1053

National Financial Serv Corp ..............................................................   31.82%
For the Excl Ben of our Cust
Church Street Station
PO Box 3752
New York NY 10008-3752

Client Services Department ................................................................    7.51%
Attn Cecilia Joseph
1 Chase Manhattan Plz Fl 16
New York NY 10005-1401

TREASURY PLUS MONEY MARKET FUND--VISTA
Obie & Co .................................................................................   13.32%
Chase Bank of Texas
Attn STIF Unit 18 HCB 340
PO Box 2558
Houston TX 77252-2558

Client Services ...........................................................................    7.90%
Attn Cecilia Joseph
1 Chase Manhattan Plz Fl 16
New York NY 10005-1401

TREASURY PLUS MONEY MARKET FUND--INSTITUTIONAL
Chase Manhattan Bank N/A ..................................................................   37.01%
Global Investor Services Omnibus AC
Attn Barrington A Miller
3 Chase Metro Tech Center--7th Floor
Brooklyn NY 11245

Obie & Co .................................................................................    6.60%
Chase Bank of Texas
Attn STIF Unit 18 HCB 340
PO Box 2558
Houston TX 77252-2558

Attn: Marvin Coffman ......................................................................    6.18%
Texas Life Guaranty Association
301 Congress Ave Ste 500
Austin TX 78701-4041

Chase Manhattan Bank NA ...................................................................    5.89%
Attn Deborah Derenzo
4 New York Plz Fl 9
New York NY 10004-2413

TREASURY PLUS MONEY MARKET FUND--PREMIER
Chase Manhattan Bank NA ...................................................................   28.75%
Attn Deborah Derenzo
4 New York Plz Fl 9
New York NY 10004-2413

Obie & Co .................................................................................   28.65%
Chase Bank of Texas
Attn STIF Unit 18 HCB 340
PO Box 2558
Houston TX 77252-2558

Chase Manhattan Bank N/A ..................................................................    8.20%
Global Investor Services Omnibus AC
Attn Barrington A Miller

TAX FREE MONEY MARKET FUND--VISTA
Chase Manhattan Bank ......................................................................   44.20%
Client Services Department
Attn Cecilia Joseph
1 Chase Manhattan Plz Fl 16
New York NY 10005-1401

Obie & Co .................................................................................   11.55%
Chase Bank of Texas
Attn STIF Unit 18 HCB 340
PO Box 2558
Houston TX 77252-2558

TAX FREE MONEY MARKET FUND--INSTITUTIONAL
Chase Manhattan Bank N/A ..................................................................   27.62%
Global SEC Services Omnibus
Attn Barrington A. Miller
3 Chase Metro Tech Center--7th Floor
Brooklyn NY 11245

Chase Manhattan Bank ......................................................................   26.97%
Client Services Department
Attn Cecilia Joseph
1 Chase Manhattan Plz Fl 16
New York, NY 10005-1401

Obie & Co .................................................................................    6.28%
Chase Bank of Texas
Attn STIF Unit 18 HCB 340
PO Box 2558
Houston TX 77252-2558

TAX FREE MONEY MARKET FUND--PREMIER
Chase Manhattan Bank ......................................................................   32.55%
Client Services Department
Attn Cecilia Joseph
1 Chase Manhattan Plz Fl 16
New York NY 10005-1401

Ivans .....................................................................................   12.00%
777 West Putnam Ave
Attn R Payne
Greenwich CT 06830-5091

Chase Manhattan Bank ......................................................................    9.46%
FBO IMA Customers
Attn Barbara Licata
1985 Marcus Ave Fl 2
New Hyde Park NY 11042-1053

Thomas E Murrell ..........................................................................    8.75%
Susan L Murrell
PO Box 1119
Tomball TX 77377-1119

National Financial Serv Cust ..............................................................    5.53%
For the Excl Ben of our Cust
Church Street Station
P.O. Box 3752
New York NY 10000-3752

CALIFORNIA TAX FREE MONEY MARKET FUND--VISTA
Chase Manhattan Bank ......................................................................   67.45%
Client Services Department
Attn Cecilia Joseph
1 Chase Manhattan Plz Fl 16
New York NY 10005-1401

Chase Manhattan Bank N/A ..................................................................    7.35%
Global SEC Services Omnibus
Attn Barrington A Miller
3 Chase Metro Tech Center--7th Floor
Brooklyn NY 11245

Ronnie Morgan .............................................................................    7.29%
Marci Morgan
8885 Rio San Diego Drive #347
San Diego CA 92108-1601

NEW YORK TAX FREE MONEY MARKET FUND--VISTA
Chase Manhattan Bank ......................................................................   26.24%
Client Services Department
Attn Cecilia Joseph
1 Chase Manhattan Plz Fl 16
New York NY 10005-1401

Chase Manhattan Bank ......................................................................    7.83%
FBO IMA Customers
Attn Barbara Licata
1985 Marcus Ave Fl 2
New Hyde Park NY 11042-1053

National Financial Serv Cust ..............................................................    5.84%
For the Excl Ben of our Cust
Church Street Station
2375 Catob Road
Harbor Springs MI 49740-9380

NEW YORK TAX FREE INCOME FUND--A SHARES
Balsa & Co ................................................................................   12.04%
Mutual Funds Unit 16 HCB 340
PO Box 2558
Houston TX 77252-2550

Balsa & Co ................................................................................    8.85%
Mutual Funds Unit 16 HCB 340
PO Box 2558
Houston TX 77252-2550

TAX FREE INCOME FUND--A SHARES
NFSC FEBO # C1B-286109 ....................................................................    8.37%
JGL Partners L P
JGL Partners L P
23 Cornell Way
Montclair NJ 07043-2505

TAX FREE INCOME FUND--B SHARES
MLPF&S for the sole benefit of ............................................................    6.07%
ITS Customers
Attn Fund Administration
SEC# 97FC2
4800 Deer Lake Drive East 2nd Flr
Jacksonville FL 32246-6484

                             FINANCIAL STATEMENTS


        The 2000 Annual Report to Shareholders of each Fund including the reports of independent accountants, financial highlights and financial statements for the fiscal year ended August 31, 2000 contained therein, are incorporated herein by reference.


               SPECIMEN COMPUTATIONS OF OFFERING PRICES PER SHARE


NEW YORK TAX FREE INCOME FUND (SPECIMEN COMPUTATIONS)
Net Asset Value and Redemption Price per Share of Beneficial Interest at
   August 31, 2000 ........................................................................   $11.39
Maximum Offering Price per Share ($11.36 divided by .955) (reduced on
   purchases of $100,000 or more) .........................................................   $11.93
NEW YORK TAX FREE INCOME FUND B SHARES (SPECIMEN COMPUTATIONS)
Net Asset Value and Redemption Price per Share of Beneficial Interest at
   August 31, 2000 ........................................................................   $11.36
TAX FREE INCOME FUND (SPECIMEN COMPUTATIONS)
Net Asset Value and Redemption Price per Share of Beneficial Interest at
   August 31, 2000 ........................................................................   $12.28
Maximum Offering Price per Share ($12.17 divided by .955) (reduced on
   purchases of $100,000 or more) .........................................................   $12.86
TAX FREE INCOME FUND B SHARES (SPECIMEN COMPUTATIONS)
Net Asset Value and Redemption Price per Share of Beneficial Interest at
   August 31, 2000 ........................................................................   $12.22
CALIFORNIA INTERMEDIATE TAX FREE FUND (SPECIMEN COMPUTATIONS)
Net Asset Value and Redemption Price per Share of Beneficial Interest at
   August 31, 2000 ........................................................................   $10.00
Maximum Offering Price per Share ($9.79 divided by .955) (reduced on
   purchases of $100,000 or more) .........................................................   $10.47
        The Shares of the Money Market Funds are offered for sale at Net Asset Value.

                                   APPENDIX A

                       DESCRIPTION OF CERTAIN OBLIGATIONS
                     ISSUED OR GUARANTEED BY U.S. GOVERNMENT
                          AGENCIES OR INSTRUMENTALITIES

        FEDERAL FARM CREDIT SYSTEM NOTES AND BONDS--are bonds issued by a cooperatively owned nationwide system of banks and associations supervised by the Farm Credit Administration, an independent agency of the U.S. Government. These bonds are not guaranteed by the U.S. Government.

        MARITIME ADMINISTRATION BONDS--are bonds issued and provided by the Department of Transportation of the U.S. Government and are guaranteed by the U.S. Government.

        FNMA BONDS--are bonds guaranteed by the Federal National Mortgage Association. These bonds are not guaranteed by the U.S. Government.

        FHA DEBENTURES--are debentures issued by the Federal Housing Administration of the U.S. Government and are guaranteed by the U.S. Government.

        FHA INSURED NOTES--are bonds issued by the Farmers Home
Administration of the U.S. Government and are guaranteed by the U.S.
Government.

        GNMA CERTIFICATES--are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Each mortgage loan included in the pool is either insured by the Federal Housing Administration or guaranteed by the Veterans Administration and therefore guaranteed by the U.S. Government. As a consequence of the fees paid to GNMA and the issuer of GNMA Certificates, the coupon rate of interest of GNMA Certificates is lower than the interest paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates. The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures may result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee. As the prepayment rate of individual mortgage pools will vary widely, it is not possible to accurately predict the average life of a particular issue of GNMA Certificates. The yield which will be earned on GNMA Certificates may vary form their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates. Principal which is so prepaid will be reinvested, although possibly at a lower rate. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium could result in a loss to a Fund. Due to the large amount of GNMA Certificates outstanding and active participation in the secondary market by securities dealers and investors, GNMA Certificates are highly liquid instruments. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate. If agency securities are purchased at a premium above principal, the premium is not guaranteed by the issuing agency and a decline in the market value to par may result in a loss of the premium, which may be particularly likely in the event of a prepayment. When and if available, U.S. Government obligations may be purchased at a discount from face value.

        FHLMC CERTIFICATES AND FNMA CERTIFICATES--are mortgage-backed bonds issued by the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, respectively, and are guaranteed by the U.S. Government.

        GSA PARTICIPATION CERTIFICATES--are participation certificates issued by the General Services Administration of the U.S. Government and are guaranteed by the U.S. Government.

        NEW COMMUNITIES DEBENTURES--are debentures issued in accordance with the provisions of Title IV of the Housing and Urban Development Act of 1968, as supplemented and extended by Title VII of the Housing and Urban Development Act of 1970, the payment of which is guaranteed by the U.S. Government.

        PUBLIC HOUSING BONDS--are bonds issued by public housing and urban renewal agencies in connection with programs administered by the Department of Housing and Urban Development of the U.S. Government, the payment of which is secured by the U.S. Government.

        PENN CENTRAL TRANSPORTATION CERTIFICATES--are certificates issued by Penn Central Transportation and guaranteed by the U.S. Government.

        SBA DEBENTURES--are debentures fully guaranteed as to principal and interest by the Small Business Administration of the U.S. Government.

        WASHINGTON METROPOLITAN AREA TRANSIT AUTHORITY BONDS--are bonds issued by the Washington Metropolitan Area Transit Authority. Some of the bonds issued prior to 1993 are guaranteed by the U.S. Government.

        FHLMC BONDS--are bonds issued and guaranteed by the Federal Home Loan Mortgage Corporation. These bonds are not guaranteed by the U.S. Government.

        FEDERAL HOME LOAN BANK NOTES AND BONDS--are notes and bonds issued by the Federal Home Loan Bank System and are not guaranteed by the U.S. Government.

        STUDENT LOAN MARKETING ASSOCIATION ("Sallie Mae") Notes and Bonds--are notes and bonds issued by the Student Loan Marketing Association and are not guaranteed by the U.S. Government.

        D.C. ARMORY BOARD BONDS--are bonds issued by the District of Columbia Armory Board and are guaranteed by the U.S. Government.

        EXPORT-IMPORT BANK CERTIFICATES--are certificates of beneficial interest and participation certificates issued and guaranteed by the Export-Import Bank of the U.S. and are guaranteed by the U.S. Government.

        In the case of securities not backed by the "full faith and credit" of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. Government itself in the event the agency or instrumentality does not meet its commitments.

        Investments may also be made in obligations of U.S. Government agencies or instrumentalities other than those listed above.

                                  APPENDIX B

                             DESCRIPTION OF RATINGS*

        The ratings of Moody's and Standard & Poor's represent their opinions as to the quality of various Municipal Obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield.

           DESCRIPTION OF MOODY'S FOUR HIGHEST MUNICIPAL BOND RATINGS

        AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

        A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        BAA--Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    DESCRIPTION OF MOODY'S THREE HIGHEST RATINGS OF STATE AND MUNICIPAL NOTES

        Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade ("MIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run. A short-term rating may also be assigned on an issue having a demand feature-variable rate demand obligation or commercial paper programs; such ratings will be designated as "VMIG." Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Symbols used are as follows:

        MIG-1/VMIG-1--Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

        MIG-2/VMIG-2--Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

        MIG-3/VMIG-3--Notes bearing this designation are of favorable quality, where all security elements are accounted for but there is lacking the undeniable strength of the preceding grade, liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.
--------------
* As described by the rating agencies. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

      DESCRIPTION OF STANDARD & POOR'S FOUR HIGHEST MUNICIPAL BOND RATINGS

        AAA--Bonds rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

        AA--Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

        A--Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

        BBB--Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

        Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

              DESCRIPTION OF STANDARD & POOR'S RATINGS OF MUNICIPAL
                       NOTES AND TAX-EXEMPT DEMAND BONDS

        A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

        --Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

        --Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

        Note rating symbols are as follows:

        SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

        SP-2--Satisfactory capacity to pay principal and interest.

        SP-3--Speculative capacity to pay principal and interest.

        Standard & Poor's assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand or double feature.

        The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put option (for example, "AAA/B-1+"). For the newer "demand notes," S&P's note rating symbols, combined with the commercial paper symbols, are used (for example, "SP-1+/A-1+").

      DESCRIPTION OF STANDARD & POOR'S TWO HIGHEST COMMERCIAL PAPER RATINGS

        A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

        B-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

        A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

           DESCRIPTION OF MOODY'S TWO HIGHEST COMMERCIAL PAPER RATINGS

        Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:
Prime-1, Prime-2 and Prime-3.

        Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
(1) leading market positions in well-established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well-established access to a range of financial markets and assured sources of alternate liquidity.

        Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  DESCRIPTION OF FITCH'S RATINGS OF MUNICIPAL NOTES AND TAX-EXEMPT DEMAND BONDS

                             MUNICIPAL BOND RATINGS

        The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issuer, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's financial strength and credit quality.

        AAA--Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

        AA--Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1.

        A--Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstance than bonds with higher ratings.

        BBB--Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse consequences on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

        Plus and minus signs are used by Fitch to indicate the relative position of credit within a rating category. Plus and minus signs, however, are not used in the AAA category.

                               SHORT-TERM RATINGS

        Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

        Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

        F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

        F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

        F-2--Good Credit Quality. Issues carrying this rating have satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

        F-3--Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, although near-term adverse changes could cause these securities to be rated below investment grade.

                                   APPENDIX C


                  SPECIAL INVESTMENT CONSIDERATIONS RELATING TO
                         NEW YORK MUNICIPAL OBLIGATIONS



        Some of the significant financial considerations relating to the investments of the New York Tax Free Money Market Fund and the New York Tax Free Income Fund in municipal securities are summarized below. The following information constitutes only a brief summary, does not purport to be a complete description and is largely based on information drawn from official statements relating to the financial standing of the State, including the Statement of Additional Information. The accuracy and completeness of the information contained in such offering statements has not been independently verified.



                                 NEW YORK STATE



        NEW YORK STATE FINANCING ACTIVITIES. There are a number of methods by which New York State (the "State") may incur debt. The State may issue general obligation bonds. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the New York State Legislature (the "Legislature") and approved by the voters. There is no constitutional limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State. With the exception of general obligation housing bonds (which must be paid in equal annual installments or installments that result in substantially level or declining debt service payments, within 50 years after issuance, commencing no more than three years after issuance), general obligation bonds must be paid in equal annual installments or installments that result in substantially level or declining debt service payments, within 40 years after issuance, beginning not more than one year after issuance of such bonds.



        The State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes ("TRANs"), and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes ("BANs"). TRANs must mature within one year from their dates of issuance and may not be refunded or refinanced beyond such period. However, since 1990, the State's ability to issue TRANs has been limited due to enactment of the fiscal reform program which created the Local Government Assistance Corporation ("LGAC"). BANS may only be issued for the purposes and within the amounts for which bonds may be issued pursuant to voter authorization. Such BANs must be paid from the proceeds of the sale of bonds in anticipation of which they were issued or from other sources within two years of the date of issuance or, in the case of BANs for housing purposes, within five years of the date of issuance. In order to provide flexibility within these maximum term limits, the State has utilized the BANs authorization to conduct a commercial paper program to fund disbursements eligible for general obligation bond financing. The State expects to redeem the remaining BANs outstanding and does not anticipate issuing new BANs during the 2000-01 fiscal year.



        The State may also, pursuant to specific constitutional authorization, directly guarantee certain public authority obligations. The State Constitution provides for the State guarantee of the repayment of certain borrowings for designated projects of the Job Development Authority ("JDA"). The State has never been called upon to make any direct payments pursuant to any such guarantees.



        In February 1997, the JDA issued approximately $85 million of State-guaranteed bonds to refinance certain of its outstanding bonds and notes in order to restructure and improve JDA's capital finances. Due to concerns regarding the economic viability of its programs, JDA's loan and loan guarantee activities were suspended in 1995. JDA resumed its lending activities in 1997 under a revised set of lending programs and underwriting guidelines. As a result of the structural imbalances in JDA's capital structure, and defaults in its loan portfolio and loan guarantee program incurred between 1991 and 1996, JDA would have experienced a debt service cash flow shortfall had it not completed the 1997 refinancing. JDA anticipates that it will transact an additional refinancing in 2003 to complete its long-term plan of finance and further alleviate cash flow imbalances that are likely to occur in future years. The State does not anticipate that it will be called upon to make any payments pursuant to the Statute guarantee in the 2000-01 fiscal year.



        The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State- supported but not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a financing arrangement with LGAC to restructure the way the State makes certain local aid payments.



        The State also participates in the issuance of certificates of participation ("COPs") in a pool of leases entered into by the State's Office of General Services on behalf of several State departments and agencies interested in acquiring operational equipment, or in certain cases, real property. Legislation enacted in 1986 established restrictions upon and centralized State control, through the Comptroller and the Director of the Budget, over the issuance of COPs representing the State's contractual obligation, subject to annual appropriation by the Legislature and availability of money, to make installment or lease-purchase payments for the State's acquisition of such equipment or real property.



        The State is also committed under numerous capital lease-purchase agreements covering electronic data processing and telecommunications equipment and real property capital lease-purchase agreements. Expenditures for these obligations during the 1999-2000 fiscal year were $35.1 million comprised of $22.4 million attributable to principal and $12.7 million attributable to interest. As of March 31, 2000, the remaining State liability for scheduled payments pursuant to these capital lease-purchase agreements is approximately $380 million, comprised of approximately $226 million attributable to principal and $154 million attributable to interest. Included in these amounts is approximately $171 million attributable to principal and $148 million attributable to interest for real property capital lease-purchase agreements. These obligations do not entail a traditional bond, note or COPs financing.



        Moral obligation financing generally involves the issuance of debt by a public authority to finance a revenue-producing project or other activity. The debt is secured by project revenues and includes statutory provisions requiring the State, subject to appropriation by the Legislature, to make up any deficiencies which may occur in the issuer's debt service reserve fund. There has never been a default on any moral obligation debt of any public authority. The State does not intend to increase statutory authorizations for moral obligation bond programs. From 1976 through 1987, the State was called upon to appropriate and make payments totaling $162.8 million to make up deficiencies in the debt service reserve funds of the Housing Finance Agency ("HFA") pursuant to moral obligation provisions. In the same period, the State also expended additional funds to assist the Project Finance Agency, the Urban Development Corporation ("UDC") and other public authorities that had moral obligation debt outstanding. The State has not been called upon to make any payments pursuant to any moral obligations since the 1986-87 fiscal year and no such requirements are anticipated during the 2000-01 fiscal year.



        In addition to the moral obligation financing arrangements described above, State law provides for the creation of State municipal assistance corporations, which are public authorities established to add financially troubled localities. The Municipal Assistance Corporation for the City of New York ("NYC MAC") was created in 1975 to provide financing assistance to New York City. To enable NYC MAC to pay debt service on its obligations, NYC MAC receives, subject to annual appropriation by the Legislature, receipts from the four percent New York State sales tax for the benefit of New York City, the State-imposed stock transfer tax and, subject to certain prior liens, certain local assistance payments otherwise payable to New York City. The legislation creating NYC MAC also includes a moral obligation provision. Under its enabling legislation, NYC MAC's authority to issue moral obligation bonds and notes (other than refunding bonds and notes) expired on December 31, 1984 and no such bonds are outstanding. In 1995, the State created the Municipal Assistance Corporation for the City of Troy ("Troy MAC"). The bonds issued by Troy MAC do not include moral obligation provisions.



        The State also provides for contingent contractual-obligation financing for the Secured Hospital Program pursuant to legislation enacted in 1985. Under this financing method, the State entered into service contracts which obligate the State to pay debt service, subject to annual appropriations, on bonds either formerly issued by the New York State Medical Care Facilities Finance Agency ("MCFFA") and now included as debt of the Dormitory Authority of the State of New York ("DASNY"), or bonds issued directly by DASNY, in the event there are shortfalls of revenues from other sources. The State has never been required to make any payments pursuant to this financing arrangement, nor does it anticipate being required to do so during the 2000-01 fiscal year. The statutory authorization to issue bonds under this program expired on March 1, 1998.



        THE 2000-01 STATE FINANCIAL PLAN. The State's 2000-2001 fiscal year commenced on April 1, 2000 and ends on March 31, 2001. On March 30, 2000, the State adopted the debt service portion of the State budget for the 2000-01 fiscal year; the remainder of the budget was adopted by the State Legislature on May 5, 2000, 35 days after the statutory deadline of April 1. Governor George E. Pataki approved the budget as passed by the Legislature. The state had enacted interim appropriations that permitted the State to continue its operations, prior to passing the budget in its entirety.



        The 2000-01 Financial Plan projects total General fund receipts and transfers from other funds to be $39.72 billion, an increase of $2.32 billion over 1999-2000. Total General Fund disbursements and transfers to other funds are projected to be $38.92 in 2000-01, a net increase of $1.75 billion or 4.7 percent over 1999-2000. The 2000-01 Financial Plan also is estimated to contain new actions that provide non-recurring resources totaling approximately $36 million, excluding use of the 1999-2000 surplus.



        All Governmental Funds spending is estimated at $77.53 billion in 2000-01, an increase of $4.17 billion or 5.7 percent above the prior year. When spending for the STAR tax relief program is excluded, spending growth is 4.6 percent. The spending growth is comprised of changes in the General Fund ($1.81 billion excluding transfers), Special Revenue Funds ($2.03 billion), Capital Projects Funds ($124 million) and Debt Service Funds ($206 million).



        The State Financial Plan is projected to be balanced on a cash basis. However, there can be no assurance that the State Financial Plan will continue to be in balance.



        Many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State's Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions and organizations that are not subject to the State's control. The State Financial Plan for the 2000-01 fiscal year is also necessarily based upon forecasts of national and State economic activity. Economic forecasts, however, have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies.



        Despite recent budgetary surpluses recorded by the State, State actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy, actions of the federal government and other factors have created structural budget gaps for the State. These gaps resulted from a significant disparity between recurring revenues and the costs of maintaining or increasing the level of support for State programs. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years.



        Due to changing economic conditions and information, public statements or reports regarding the State Financial Plan and its constituent funds may be released by the Governor, members of the Legislature, and their respective staffs, as well as others involved in the budget process from time to time. Those statements or reports may contain predictions, projections or other items of information relating to the State's financial condition, including potential operating results for the current fiscal year and projected baseline gaps for future fiscal years, that may vary materially and adversely from the information provided herein.



        PROJECTED BUDGET GAPS FOR 2001-02. The Financial Plan projects a budget gap of approximately $2.0 billion in 2001-02. This estimate includes the projected costs of new collective bargaining agreements, no assumed operating efficiencies, and the planned application of approximately $1.2 billion in the School Tax Reduction program ("STAR") reserves.



        OUTYEAR PROJECTIONS OF RECEIPTS AND DISBURSEMENTS. In recent years, the State has closed projected budget gaps which have ranged from $5 billion to less than $1 billion (as estimated by the Division of the Budget ("DOB")). Sustained growth in the State's economy could contribute to closing projected budget gaps over the next several years, both in terms of higher-than-projected tax receipts and in lower-than-expected entitlement spending. Savings from initiatives by State agencies to deliver services more efficiently, workforce management efforts, and maximization of federal and non-General Fund spending offsets could also help bring projected disbursements and receipts into balance.



        Personal income tax net collections in recent years have been affected by the pattern of refund payments made and reflect transactions in the tax refund account. The tax refund reserve account is used to hold moneys designated to pay tax refunds. The Comptroller deposits into this account tax moneys in the amounts and at the times determined in the discretion of the Commissioner of Taxation and Finance. The deposits of moneys into the account during a fiscal year has the effect of reducing receipts for such fiscal year, and the withdrawal of moneys from the account has the effect of increasing receipts in the fiscal year of withdrawal. The tax refund reserve account also includes amounts made available as a result of the LGAC financing program that are required to be on deposit in this account. Beginning in 1998-99, a portion of person income tax collection was deposited directly in the STAR program. The STAR program, which dedicates a portion of personal income tax receipts to fund school tax reductions, has a significant impact on General Fund receipts.



        Over the long-term, uncertainties with regard to the economy present the largest potential risk to future budget balance in New York State. For example, a downturn in the financial markets or the wider economy is possible, a risk that is heightened by the lengthy expansion currently underway. The securities industry is more important to the New York economy than the national economy as a whole, potentially amplifying the impact of an economic downturn. A large change in stock market performance during the forecast horizon could result in wage, bonus and unemployment levels that are significantly different from those embodied in the 2000-01 Financial Plan forecast. Merging and downsizing by firms, as a consequence of deregulation or continued foreign competition, may also have more significant adverse effects on employment than expected.



        An ongoing risk to the 2000-01 Financial Plan arises from the potential impact of certain litigation and federal disallowances now pending against the State, which could produce adverse effects on the State's projections of receipts and disbursements. The 2000-01 Financial Plan contains projected reserves of $150 million in 2000-01 for such events, but assumes no significant federal disallowances or other federal actions that could affect State finances.



        Additional risks to the 2000-01 Financial Plan may arise from the enactment of legislation by the U.S. Congress. The Personal Responsibility and Work Opportunity Reconciliation Act of 1996 created a new Temporary Assistance to Needy Families program ("TANF") partially funded with a fixed federal block grant to states. Congress has recently debated proposals under which the federal government would take a portion of state reserves from the TANF block grant for use in funding other federal programs. It has also considered proposals that would lower the State's share of mass transit operating assistance. Finally, several proposals to alter federal tax law that have surfaced in recent years could adversely affect State revenues, since many State taxes depend on federal definitions of income. While Congress has not enacted these proposals, it may do so in the future, or it may take other actions that could have an adverse effect on State finances.



        GOVERNMENT FUNDS COMPRISING THE STATE FINANCIAL PLAN. Four governmental fund types comprise the State Financial Plan: the General Fund, the Special Revenue Funds, the Capital Projects Funds and the Debt Service Funds.



        GENERAL FUND. The General Fund is the principal operating fund of the State and is used to account for all financial transactions, except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types. In the State's 2000-01 fiscal year, the General Fund is expected by the State to account for approximately 46.6 percent of all governmental funds disbursements and 67.8 percent of total State Funds disbursements.



        After three years of record increases, General Fund spending for school aid is projected to grow by $850 million (8.0 percent) over 1999-2000 (on a State fiscal year basis). Spending on other local education and higher education programs will also increase significantly from the prior year, growing by $376 million or 13.3 percent. This growth includes funding to support an increase in the maximum award level for the Tuition Assistance Program ("TAP") to $5,000, as well as the expansion of the income ceiling for TAP eligibility to $80,000.



        Medicaid spending is estimated to total $5.59 billion in 2000-01, reflecting underlying spending growth in the program of 4.0 percent. Spending on welfare is projected at $1.20 billion, a decline of $77 million from 1999-2000. This decrease results from a projected caseload decline of approximately 65,000 recipients (or 7.4 percent) to an average annual total of approximately 814,000 recipients in 2000-01. Disbursements for all other health and social welfare programs are projected to total $1.93 billion, an increase of $262 million from the prior fiscal year. This includes an expansion of the EPIC prescription drug program that increases income eligibility to $35,000 for single seniors and $50,000 for married couples, and a reduction in certain fees.



        State operations reflect the costs of running the Executive, Legislative and Judicial branches of government. Spending in this category is projected to increase by $507 million or 7.7 percent above 1999-2000. Total spending in General State Charges is projected to grow by $104 million in 2000-01. This change mainly reflects higher health insurance rates in calendar year 2000, primarily to cover the increasing cost of providing prescription drug benefits for State employees.



        SPECIAL REVENUE FUNDS. Special Revenue Funds are used to account for the proceeds of specific revenue sources such as federal grants that are legally restricted, either by the Legislature or outside parties, to expenditures for specified purposes. Special Revenue Funds spending is projected at $10.38 billion in

2000-01, an increase of $1.23 billion or 13.5 percent over 1999-2000. The increase in spending reflects the implementation of the second phase of the STAR program (up $785 million from 1999-2000) and $617 million in additional spending resulting from HCRA 2000. The elimination of medical provider assessments on January 1, 2000 partially offsets this growth.



        Total disbursements for programs supported by Special Revenue Funds are projected at $33.25 billion, an increase of $2.03 billion or 6.5 percent over 1999-2000. This includes $10.38 billion from Special Revenue Funds containing State revenues and $22.87 billion from funds containing Federal grants, primarily for social welfare programs. Total disbursements for programs supported by Federal grants account for approximately 69 percent of all spending in the Special Revenue fund type. Federal Special Revenue Funds disbursements are estimated at $22.87 billion, an increase of $798 million or 3.6 percent from 1999-2000. The single largest program in this Fund group is Medicaid, accounting for over half of total spending in this category. The Budget projects $14.93 billion in total Federal Medicaid reimbursements, an increase of $396 million from 1999-2000. The remaining growth in federal funds is primarily for the Child Health Plus program, which is estimated to increase by $86 million in 2000-01.



        CAPITAL PROJECTS FUNDS. Capital Projects Funds account for the financial resources used in the acquisition, construction or rehabilitation of major State capital facilities and for capital assistance grants to certain local governments or public authorities. This fund type consists of the Capital Projects Fund, which is supported by tax dollars transferred from the General Fund and various other capital funds established to distinguish specific capital construction purposes supported by other revenues.



        Capital Projects Funds spending in fiscal year 2000-01 is projected at $4.35 billion, an increase of $124 million or 2.9 percent from last year. The major components of this expected growth were transportation, economic development, the environment, education and school construction.



        DEBT SERVICE FUNDS. Debt Service Funds are used to account for the payment of principal of, and interest on, long-term debt of the State and to meet commitments under lease-purchase and other contractual-obligation financing arrangements. Debt Service Funds spending in fiscal year 2000-01 is projected at $3.79 billion, an increase of $206 million or 5.7 percent from last year. Transportation purposes, including debt service on bonds issued for State and local highway and bridge programs financed through the New York State Thruway Authority and supported by the Dedicated Highway and Bridge Trust Fund, account for $127 million of the year-to-year increase. Debt service for education purposes, including State and City University programs financed through the Dormitory Authority, will increase by $59 million.



        PRIOR FISCAL YEARS. New York State's financial operations have improved during recent fiscal years. During its last eight fiscal years, the State has recorded balanced budgets on a cash basis, with positive year-end fund balances.



        FISCAL YEAR 1999-2000. The State ended its 1999-2000 fiscal year in balance on a cash basis, with a General Fund cash surplus of $1.51 billion as reported by DOB. As in recent years, strong growth in receipts above forecasted amounts produced most of the surplus. The State reported a closing balance of $1.17 billion in the General Fund, an increase of $275 million over the closing balance from the prior year. The balance was held in four accounts within the General Fund: The Tax Stabilization Reserve Fund ("TSRF"), the Contingency Reserve Fund ("CRF"), the Debt Reduction Reserve Fund ("DRRF") and the Community Projects Fund ("CPF"). The balance is comprised of: $547 million in the TSRF, after a deposit of $74 million in 1999-2000; $107 million in the CRF; $250 million in the DRRF; and $263 million in the CPF.



        The closing fund balance excludes $3.97 billion that the State deposited into the tax refund reserve account at the close of 1999-2000 to pay for tax refunds in 2000-01 of which $521 million was made available as a result of the LGAC financing program and was required to be on deposit as of March 31, 2000. The tax refund reserve account transaction has the effect of decreasing reported personal income tax receipts in 1999-2000, while increasing reported receipts in 2000-01.

        General fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1999-2000 fiscal year totaled $37.40 billion, an increase of 1.6 percent over 1998-99. General Fund disbursements and transfers to other funds totaled $37.17 billion, an increase of 1.6 percent from the prior fiscal year.



        FISCAL YEAR 1998-99. The State ended its 1998-99 fiscal year on March 31, 1999 in balance on a cash basis, with a General Fund cash surplus as reported by DOB of approximately $1.82 billion. The cash surplus was derived primarily from higher-than-projected tax collections as a result of continued economic growth, particularly in the financial markets and the securities industries. The State reported a closing balance in the General Fund of $892 million: $473 million in the TSRF, after a fourth consecutive deposit of $73 million at the close of the fiscal year; $107 million in CRF, following a planned $39 million deposit in 1998-99; and $312 million in the CPF. Final results for the 1998-99 fiscal year indicate total General Fund spending of $36.6 billion.



        The closing fund balance excluded $2.31 billion that the State deposited into the tax refund reserve account at the close of 1998-99 to pay for tax refunds in 1999-2000. The remaining balance of $521 million in the tax refund reserve account was made available as a result of the LGAC financing program and was required to be on deposit as of March 31, 1999.



        General fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1998-99 fiscal year totaled $36.82 billion, an increase of 6.2 percent from 1997-98 levels. General Fund disbursements and transfers to other funds totaled $36.57 billion for the 1998-99 fiscal year, an increase of 6.1 percent from 1997-98 levels.



        FISCAL YEAR 1997-98. The State ended its 1997-98 fiscal year on March 31, 1998 in balance on a cash basis, with a General Fund cash surplus as reported by DOB of approximately $2.04 billion. The cash surplus was derived primarily from higher-than-anticipated receipts and lower spending on welfare, Medicaid and other entitlement programs.



        The General Fund had a closing balance of $638 million, an increase of $205 million from the prior fiscal year. The balance was held in three accounts within the General Fund: $400 million in the TSRF, following a required deposit of $15 million (repaying a transfer made in 1991-92) and an additional deposit of $68 million made from the 1997-98 surplus; $68 million in the CRF, following a $27 million deposit from the surplus; and $170 million in the CPF, which finances legislative initiatives, an increase of $95 million.



        The General Fund closing balance did not include $2.39 billion in the tax refund reserve account, of which $521 million was made available as a result of the LGAC financing program and was required to be on deposit on March 31, 1998.



        General Fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1997-98 fiscal year totaled $34.67 billion, an annual increase of 4.9 percent over 1996-97. General Fund disbursements and transfers to other funds were $34.47 billion, an annual increase of 4.8 percent.



        CASH-BASIS RESULTS FOR THE NON-GENERAL FUNDS OVER THE LAST 3 YEARS. The size of the three governmental funds has grown over the last three fiscal years, with federally-funded programs comprising approximately one-third of these funds. The most significant change in the structure of these funds has been the redirection of a portion of transportation-related revenues from the General Fund to two dedicated funds in the Special Revenue and Capital Projects fund types. These revenues are used to support the capital programs of the Department of Transportation and the MTA. Another significant change was the creation of the STAR program through the redirection of personal income tax receipts to a special revenue fund.

        In the Special Revenue Funds, disbursements increased from $27.65 billion to $31.22 billion over the last three years, primarily as a result of increased costs for the federal share of Medicaid and the initial costs of the STAR program. Other activity reflected dedication of taxes for mass transportation, new lottery games, and new fees for criminal justice programs.



        Disbursements in the Capital Projects Funds increased from $3.57 billion to $4.22 billion over the last three years, primarily for education, environment, public protection and transportation programs. The composition of this Fund type's receipts also changed as the dedicated taxes, federal grants and reimbursements from public authority bonds increased, while general obligation bond proceeds declined.



        Activity in the Debt Service Funds reflected increased use of bonds during the three-year period for improvements to the State's capital facilities and the continued costs of the LGAC fiscal reform program. The increases were moderated by the refunding savings achieved by the State over the last several years.



        GAAP-BASIS RESULTS. State law requires the State to update its projected financial results on a GAAP-basis on or before September first of each year.



        PROJECTED GAAP-BASIS RESULTS FOR FISCAL YEAR 2000-01. The State based its GAAP projections on the cash estimates in the July update to the Financial Plan and the actual GAAP result for 1999-2000 as reported by the State Comptroller on July 28, 2000.



        The State ended 1999-2000 with an accumulated General fund surplus of $3.93 billion, as measured by GAAP, marking the third consecutive fiscal year that has ended with an accumulated surplus. During 2000-01, the State expects to close the fiscal year with an accumulated GAAP surplus of $1.84 billion in the General Fund.



        The GAAP-Basis General Fund Financial Plan for 2000-01 projects tax revenues of $34.22 billion and miscellaneous revenues of $3.04 billion, which will finance projected expenditures of $39.31 billion and net financing uses of $43 million



        GAAP-BASIS RESULTS FOR FISCAL YEAR 1999-2000. The State completed its 1999-2000 fiscal year with a combined governmental funds operating surplus of $3.03 billion, which included operating surpluses in the General Fund ($2.23 billion), in Special Revenue Funds ($665 million), in Debt Service Funds ($38 million) and in Capital Projects Funds ($99 million).



        GENERAL FUND. The State reported a General Fund operating surplus of $2.23 billion for the 1999-2000 fiscal year, as compared to an operating surplus of $1.08 billion for the 1998-99 fiscal year. The operating surplus for 1999-2000 resulted in part from higher personal income tax receipts, and increases in taxes receivable and other assets of $754 million and $137 million, respectively, and decreases in deferred revenues, due to other funds and other liabilities of $134 million. These gains were partially offset by decreases in accounts receivable and money due from other funds of $77 million, increases in payables to local governments and accrued liabilities of $80 million and $175 million, respectively, and an increase in tax refunds payable of $537 million.



        The State reported an accumulated fund balance of $3.92 billion in the General Fund for 1999-2000. The accumulated fund balance is $50 million higher after a restatement by the State Comptroller to reflect the reclassification of the Debt Reduction Reserve Fund to the General Fund.



        General Fund revenues increased $2.30 billion (6.4 percent) over the prior fiscal year with increases in personal income and consumption and use taxes, and miscellaneous revenues. Business tax and other tax revenues fell from the prior fiscal year. Personal income taxes grew $1.98 billion, an increase of nearly 9.7 percent. The increase in personal income taxes was caused by strong employment and wage growth and the continued strong performance of the financial markets during 1999. Consumption and use taxes increased $327 million, or 4.5 percent, to reflect a continuing high level of consumer confidence. Miscellaneous revenues increased $303 million (14.1 percent), primarily due to growth in investment earnings, fees, licenses, royalties and rents and reimbursements from regulated industries used to fund State administrative costs (e.g., banking and insurance). These increases were partially offset by decreases in business and other taxes. Business taxes decreased nearly $301 million, or 6.2 percent, because of prior year refunds and the application of credit carry forwards which were applied against current year (1999) liabilities. Other taxes decreased $12 million, or
1.1 percent.



        General Fund expenditures increased $1.39 billion (3.9 percent) from the prior fiscal year, with the larges increases occurring in education, health and environment. Education expenditures grew $739 million (6.1 percent) due mainly to an increase in spending for support for public schools, handicapped pupil education and municipal and community colleges. Health and environment expenditures increased over $215 million (33.5 percent) primarily reflecting increased spending for local health programs. Personal service costs increased $202 million (3.3 percent) principally as a result of increases in wages as required by recently approved collective bargaining agreements. Non-personal service costs increased $264 million (11.7 percent) due primarily to increased spending for goods and services.



        Net other financing sources in the General Fund increased $192 million (45.9 percent) primarily because transfers of surplus revenues from the Debt Service Funds increased by nearly $100 million and transfers from the Abandoned Property Fund and the Hospital Bad Debt and Charity Accounts increased by nearly $120 million.



        SPECIAL REVENUE, DEBT SERVICE AND CAPITAL PROJECTS FUND TYPES. An operating surplus of $665 million was reported for the Special Revenue Funds for the 1999-2000 fiscal year which increased the accumulated fund balance to $2.14 billion after restatement of prior year fund balances. As a result of legislation enacted during the fiscal year ended March 31, 2000, the Hospital Bad Debt and Charity Accounts were reclassified to Special Revenue Funds thereby increasing the beginning fund balance by $1.01 billion. Revenues increased $2.15 billion over the prior fiscal year (6.9 percent) as a result of increases in tax, federal grants, and miscellaneous revenues. Expenditures increased $1.49 billion (5.4 percent) as a result of increased costs for local assistance grants and non-personal service. Net other financing uses increased $174 million (4.5 percent).



        Debt Service funds ended the 1999-2000 fiscal year with an operating surplus of $38 million and, as a result, the accumulated fund balance increased to $2.06 billion. Revenues increased $200 million (7.4 percent) primarily because of increases in dedicated taxes. Debt service expenditures increased $429 million (15.0 percent). Net other financing sources increased $113 million (36.1 percent) due primarily to increases in transfers from the General Fund.



        An operating surplus of $99 million was reported in the Capital Projects Funds for the State's 1999-2000 fiscal year and, as a result, the accumulated fund balance deficit decreased to $129 million. Revenues increased $93 million (3.7 percent) primarily because federal grant revenues increased $90 million for transportation projects. Expenditures increased $84 million (2.3 percent) primarily because of increases in capital construction spending for transportation projects. Net other financing sources decreased by $63 million (4.6 percent)



        GAAP-BASIS RESULTS FOR FISCAL YEAR 1998-99. The State completed its 1998-99 fiscal year with a combined governmental funds operating surplus of $1.32 billion which included operating surpluses in the General Fund ($1.078 billion), in Debt Service Funds ($209 million) and in Capital Projects Funds ($154 million) offset, in part, by an operating deficit in Special Revenue Funds ($117 million).

        GENERAL FUNDS. The State reported a General Fund operating surplus of $1.078 billion for the 1998-99 fiscal year, as compared to an operating surplus of $1.562 billion for the 1997-98 fiscal year. As a result, the State reported an accumulated fund balance of $1.645 billion in the General Fund. The 1998-99 fiscal year operating surplus resulted, in part, from an increase in taxes receivable of $516 million, a decrease in payables to local government of $262 million, a decrease in accrued liabilities of $129 million and a decrease in deferred revenues of $69 million. These gains were partially offset by a decrease in other assets of $117 million and an increase in tax refunds payable of $102 million.



        Revenues increased $1.969 billion (5.7 percent) over the prior fiscal year with increases in personal income, consumption and use and other taxes, and miscellaneous revenues. Business tax revenues fell from the prior fiscal year. Personal income taxes grew $1.733 billion, an increase of nearly 9.3 percent. The increase in personal income taxes was caused by strong employment and wage growth and the continued strong performance by the financial markets during 1998. Consumption and use taxes increased $269 million, or 3.8 percent, due to increased consumer confidence. Other taxes increased $73 million, or 6.9 percent. Miscellaneous revenues increased $145 million, a 5.6 percent increase, primarily because of an increase in reimbursements from regulated industries (e.g., banking and insurance) to fund the State's administrative costs. Business taxes decreased nearly $252 million, or 4.9 percent, because of prior year refunds and carry forwards which were applied against the current year (1998) liabilities.



        Expenditures increased $1.826 billion (5.5 percent) from the prior fiscal year, with the largest increases occurring in State aid for education and general purpose aid spending. Education expenditures grew $1.014 billion (9.1 percent) due mainly to an increase in spending for support for public schools, handicapped pupil education and municipal and community colleges. General purpose aid increased nearly $329 million (56.5 percent) due to statutory changes in the payment schedule. Personal service and fringe benefit costs increased due to increase in wages and continuing fringe benefits required by collective bargaining agreements.



        Net other financing sources decreased $626 million (159.3 percent) primarily because appropriated transfers from the Special Revenue Funds declined by over $230 million with increases of $265 million in appropriated transfers to Special Revenue, Debt Service and College and University Funds. In addition, transfers to public benefit corporations increased over $170 million primarily because of a change in reporting for the Roswell Park Cancer Institute.



        SPECIAL REVENUE, DEBT SERVICE AND CAPITAL PROJECTS FUND TYPES. An operating deficit of $117 million was reported for the Special Revenue Funds for the 1998-99 fiscal year which decreased the accumulated fund balance to $464 million. Revenues increased $1.108 billion over the prior fiscal year (4.0 percent) as a result of increases in tax and federal grants revenues. Expenditures increased $1.308 billion (5.3 percent) as a result of increased costs for local assistance grants. Net other financing uses increased $34 million (1.0 percent).



        Debt Service Funds ended the 1998-99 fiscal year with an operating surplus of $209 million and, as a result, the accumulated fund balance increased to $2.07 billion. Revenues increased $160 million (6.3 percent) primarily because of increases in dedicated taxes. Debt service expenditures increased $162 million (6.0 percent). Net other financing sources increased $253 million (227.4 percent) due primarily to increases in transfers from the General Fund, patient revenue transfers and the establishment of the Debt Reduction Reserve Fund.



        An operating surplus of $154 million was reported in the Capital Projects funds for the State's 1998-99 fiscal year and, the accumulated deficit fund balance decreased to $228 million. Revenues increased $242 million (10.6 percent) primarily because tax revenues increased $101 million and federal grant revenues increased $94 million for transportation projects. Expenditures increased $355 million (10.5 percent) primarily because of increases in capital construction spending for transportation and correctional services projects. Net other financing sources increased by $35 million.

        GAAP-BASIS RESULTS FOR FISCAL YEAR 1997-98. The State completed its 1997-98 fiscal year with a combined Governmental Funds operating surplus of $1.80 billion, which included an operating surplus in the General Fund of $1.56 billion, in Capital Projects Funds of $232 million and in Special Revenue Funds of $49 million, offset in part by an operating deficit of $43 million in Debt Service Funds.



        GENERAL FUND. The State reported a General Fund operating surplus of $1.56 billion for the 1997-98 fiscal year, as compared to an operating surplus of $1.93 billion for the 1996-97 fiscal year. As a result, the State reported an accumulated surplus of $567 million in the General Fund for the first time since it began reporting its operations on a GAAP-basis. The 1997-98 fiscal year operating surplus reflects several major factors, including the cash-basis operating surplus resulting from the higher-than-anticipated personal income tax receipts, an increase in taxes receivable of $681 million, an increase in other assets of $195 million and a decrease in pension liabilities of $144 million. This was partially offset by an increase in payables to local governments of $308 million and tax refunds payable of $147 million.



        Revenues increased $617 million (1.8 percent) over the prior fiscal year, with increases in personal income, consumption and use and business taxes. Decreases were reported for other taxes, federal grants and miscellaneous revenues. Personal income taxes grew $746 million, an increase of nearly 4.2 percent. The increase in personal income taxes resulted from strong employment and wage growth and the strong performance by the financial markets during 1997. Consumption and use taxes increased $334 million or 5.0 percent as a result of increased consumer confidence. Business taxes grew $28 million, an increase of
0.5 percent. Other taxes fell primarily because revenue for estate and gift taxes decreased. Miscellaneous revenues decreased $380 million, or 12.7 percent, due to a decline in receipts from the Medical Malpractice Insurance Association and medical provider assessments.



        Expenditures increased $147 million (0.4 percent) from the prior fiscal year, with the largest increases occurring in State aid for education and social services spending. Education expenditures grew $391 million (3.6 percent) due mainly to an increase in spending for municipal and community colleges. Social services expenditures increased $233 million (2.6 percent) due mainly to program growth. Increases in other State aid spending were offset by a decline in general purpose aid of $235 million (28.8 percent) due to statutory changes in the payment schedule. Increases in personal and non-personal service costs were offset by a decrease in pension contribution of $660 million, a result of the refinancing of the State's pension amortization that occurred in 1997.



        Net other financing sources decreased $841 million (68.2 percent) due to the nonrecurring use of bond proceeds ($769 million) provided by the Dormitory Authority of the State of New York ("DASNY") to pay the outstanding pension amortization liability incurred in 1997.



        SPECIAL REVENUE, DEBT SERVICE AND CAPITAL PROJECTS FUNDS. An operating surplus of $49 million was reported for the Special Revenue Funds for the 1997-98 fiscal year, which increased the accumulated fund balance to $581 million. Revenues rose by $884 million over the prior fiscal year (3.3 percent) as a result of increases in tax and federal grant revenues. Expenditures increased by $795 million (3.3 percent) as a result of increased costs for local assistance grants. Net other financing uses decreased $105 million (3.3 percent).



        Debt Service Funds ended the 1997-98 fiscal year with an operating deficit of $43 million and, as a result, the accumulated fund balance declined to $1.86 billion. Revenues increased $246 million (10.6 percent) as a result of increases in dedicated taxes. Debt service expenditures increased $341 million (14.4 percent). Net other financing sources increased $89 million (401.3 percent) due primarily to savings achieved through advance refundings of outstanding bonds.



        An operating surplus of $232 million was reported in the Capital Projects Funds for the State's 1997-98 fiscal year and, as a result, the accumulated deficit in this fund type decreased to $381 million.

Revenues increased $180 million (8.6 percent) primarily as a result of a $54 million increase in dedicated tax revenues and an increase of $101 million in federal grants for transportation and local waste water treatment projects. Net other financing sources increased by $100 million primarily as a result of a decrease in transfers to certain public benefit corporations engaged in housing programs.



        STATE FINANCIAL PLAN CONSIDERATIONS. The economic and financial condition of the State may be affected by various financial, social, economic and political factors. These factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the federal government, that are not under the control of the State. For example, various proposals relating to federal tax and spending policies that are currently being publicly discussed and debated could, if enacted, have a significant impact on the State's financial condition in the current and future fiscal years. Because of the uncertainty and unpredictability of the changes, their impact cannot, as a practical matter, be included in the assumptions underlying the State's projections at this time.



        The State Financial Plan is based upon forecasts of national and State economic activity developed through both internal analysis and review of State and national economic forecasts prepared by commercial forecasting services and other public and private forecasters. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. Many uncertainties exist in forecasts of both the national and State economies, including consumer attitudes toward spending, the extent of corporate and governmental restructuring, federal fiscal and monetary policies, the level of interest rates, and the condition of the world economy, which could have an adverse effect on the State. There can be no assurance that the State economy will not experience results in the current fiscal year that are worse than predicted, with corresponding material and adverse effects on the State's projections of receipts and disbursements.



        Projections of total State receipts in the State Financial Plan are based on the State tax structure in effect during the fiscal year and on assumptions relating to basic economic factors and their historical relationships to State tax receipts. In preparing projections of State receipts, economic forecasts relating to personal income, wages, consumption, profits and employment have been particularly important. The projection of receipts from most tax or revenue sources is generally made by estimating the change in yield of such tax or revenue source caused by economic and other factors, rather than by estimating the total yield of such tax or revenue source from its estimated tax base. The forecasting methodology, however, ensures that State fiscal year estimates for taxes that are based on a computation of annual liability, such as the business and personal income taxes, are consistent with estimates of total liability under such taxes.



        Projections of total State disbursements are based on assumptions relating to economic and demographic factors, levels of disbursements for various services provided by local governments (where the cost is partially reimbursed by the State), and the results of various administrative and statutory mechanisms in controlling disbursements for State operations. Factors that may affect the level of disbursements in the fiscal year include uncertainties relating to the economy of the nation and the State, the policies of the federal government, and changes in the demand for and use of State services.



        NATIONAL AND STATE ECONOMIC OUTLOOKS. The information below summarizes the national and State economic situation and outlook upon which projections of receipts and certain disbursements were made for the 2000-01 Financial Plan.



        U.S. ECONOMY. The national economy has experienced a robust rate of growth during the past six months as the longest U.S. expansion on record continues. Growth in the real Gross Domestic Product ("GDP") for 2000 is expected to be 4.2 percent falling to 3.0 percent in 2001. Growth is expected to moderate over the course of the year and into 2001. Growth in real GDP will exceed 4 percent in 2000 largely because of the extremely strong growth in the fourth quarter of 1999, which raises the base upon which 2000 GDP growth is calculated.

        Various factors are expected to lead to slower growth in the quarters ahead: higher interest rates, as the Federal Reserve board ("FRB") tightens monetary policy to restrain inflation; softer stock prices, which may gradually restrain consumer spending; weaker consumer confidence, which is expected to fall from exceptionally high levels; and slower investment spending in the residential section as the cost of borrowing rises.



        Inflation, as measured by the Consumer Price Index, is projected to be
2.7 percent. Inflation is expected to moderate to 2.5 percent in 2001 if, as expected, the Federal Reserve remains vigilant in controlling any acceleration in consumer prices. Employment growth, which is expected to grow at the rate of
2.0 percent in 2000, will slow to 1.6 percent in 2001. Personal income and wages are estimated to increase by 5.9 percent and 6.5 percent respectively in 2000.



        The economic forecast outlined here contains some uncertainties. Stronger-than-expected gains in employment and wages or in stock market prices could lead to stronger growth in consumer spending. The inflation rate may differ significantly from expectations due to the conflicting impacts of a tight labor market and improved productivity growth as well as to the future direction of commodity prices such as petroleum products. Stronger-than-expected inflation could lead the Federal Reserve to increase interest rates more aggressively, which could lead to slower economic growth than currently anticipated.



        NEW YORK ECONOMY. The forecast of the State's economy shows continued expansion throughout 2000. Most major sectors recorded significant employment gains for the first quarter of 2000, with the services sector accounting for most of the increase. The employment growth rate in 2000 is expected to be 2.1 percent, which, although lower than 1999's 2.6 percent, represents another strong year relative to recent historical performance. The unemployment rate is expected to be 4.9 percent in 2000, down from 5.1 percent in 1999. Personal income is expected to rise 6.1 percent in 2000, with a 7.5 percent increase in wages. Two major factors are working to produce this impressive growth in wages. One is the overall tightness in the labor market, and the other is strong growth in financial sector bonus payments.



        Given the importance of the securities industry in the State's economy, a significant change in the stock market performance during the forecast horizon could result in financial sector profits and bonuses that are significantly different from those embodied in the forecast. Any actions by the Federal Reserve Board to moderate inflation by increasing interest rates more than anticipated may have an adverse impact in New York given the sensitivity of financial markets to interest rate shifts and the prominence of these markets in the New York economy. In addition, there is a possibility that greater-than-anticipated mergers, downsizing and relocation of firms caused by deregulation and global competition may have a significant adverse effect on employment growth.



        New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location and its excellent air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its work force engaged in manufacturing and an increasing proportion engaged in service industries. The following paragraphs summarize the state of major sectors of the New York economy:



            SERVICES: The services sector, which includes entertainment, personal services, such as health care and auto repairs, and business-related services, such as information processing, law and accounting, is the State's leading economic sector. The services sector accounts for more than three of every ten nonagricultural jobs in New York and has a noticeably higher proportion of total jobs than does the rest of the nation.

               MANUFACTURING: Manufacturing employment continues to decline in importance in New York, as in most other states, and New York's economy is less reliant on this sector than is the nation. However, it remains an important sector of the State economy, particularly for the upstate economy, as high concentrations of manufacturing industries for transportation equipment, optics and imaging, materials processing, and refrigeration, heating and electrical equipment products are located in the upstate region.



               TRADE: Wholesale and retail trade is the second largest sector in terms of nonagricultural jobs in New York but is considerably smaller when measured by income share. Trade consists of wholesale businesses and retail businesses, such as department stores and eating and drinking establishments.



               FINANCE, INSURANCE AND REAL ESTATE: New York City is the nation's leading center of banking and finance and, as a result, this is a far more important sector in the State than in the nation as a whole. Although this sector accounts for under one-tenth of all nonagricultural jobs in the State, it contributes over one-fifth of total wages.



               AGRICULTURE: Farming is an important part of the economy in rural areas of the State, although it constitutes a very minor part of total State output. Principal agricultural products of the State include milk and dairy products, greenhouse and nursery products, apples and other fruits, and fresh vegetables. New York ranks among the nation's leaders in the production of these commodities.



               GOVERNMENT: Federal, State and local government together are the third largest sector in terms of nonagricultural jobs, with the bulk of the employment accounted for by local governments. Public education is the source of nearly one-half of total state and local government employment.



        Relative to the nation, the State has a smaller share of manufacturing and construction and a larger share of service-related industries. The State's finance, insurance and real estate share, as measured by income, is particularly large relative to the nation. The State is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected during a recession that is concentrated in the service-producing sector.



        In the calendar years 1987 through 1998, the State's rate of economic growth was somewhat slower than that of the nation. In particular, during the 1990-91 recession and post-recession period, the economy of the State, and that of the rest of the Northeast, was more heavily damaged than that of the nation as a whole and has been slower to recover. However, the situation has been improving during recent years. In 1999, for the first time in 13 years, the employment growth rate of the State surpassed the national growth rate. Although the State unemployment rate has been higher than the national rate since 1991, the gap between them has narrowed in recent years.



        State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially. Because the City is a regional employment center for a multi-state region, State personal income measured on a residence basis understates the relative importance of the State to the national economy and the size of the base to which State taxation applies.



        RELEVANT NEWS. TOBACCO SETTLEMENT PROCEEDS AND USES. On November 23, 1998, the attorneys general for forty-six states (including New York) entered into a master settlement agreement ("MSA") with the nation's largest tobacco manufacturers. Under the terms of the MSA, the states agreed to release the manufacturers from all smoking-related claims in exchange for specified payments and the imposition of restrictions on tobacco advertising and marketing. New York is projected to receive $25 billion over 25 years under the MSA, with payments apportioned among the State (51 percent), counties (22 percent), and New York City (27 percent). The projected payments (but not the apportionment of the payments) are an estimate and subject to adjustments for, among other things, the annual change in the volume of cigarette shipments and the rate of inflation. From 1999-2000 through 2002-03, the State expects to receive $1.54 billion under the nationwide settlement with cigarette manufacturers. Counties, including New York City, are projected to receive settlement payments of $1.47 billion over the same period.

        The 2000-01 Financial Plan utilizes certain resources from HCRA 2000, the successor legislation to the Health Care Reform Act of 1996. HCRA 2000 continues the negotiated reimbursement system for non-government payors, and provides funding for, among other things, graduate medical education, indigent care, and the expansion of health insurance coverage for uninsured adults and children. HCRA 2000 will help finance several health-related programs, including prescription drug assistance for the elderly, supplemental Medicare insurance, and other public health services that were previously funded from the General Fund. Programs under HCRA 2000 will be financed with revenues generated from the financing mechanisms continued from HCRA 1996, a share of the State's tobacco settlement and revenues from an increased excise tax on cigarettes.



        The State plans to use $1.29 billion in tobacco settlement money over the next three years to finance health programs under HCRA 2000 ($1.01 billion) and projected increased costs in Medicaid ($274 million). The remaining $250 million in one-time tobacco payments from 1999-2000 will be deposited to DRRF.



        DEBT REFORM ACT OF 2000. Chapter 59 of the Laws of 2000 enacted the Debt Reform Act of 2000 ("Debt Reform Act"). The Debt Reform Act implements statutory initiatives intended to improve the State's borrowing practices. The Debt Reform Act applies to all new State-supported debt issued on and after April 1, 2000 and includes the following provisions:



        -- A phased-in cap on new State-supported debt outstanding of 4 percent of personal income (the existing State-supported debt level is 6 percent of personal income);



        -- A phased-in cap on new State-supported debt service costs of 5 percent of total governmental funds receipts (the existing State-supported debt service costs are 5 percent of total government receipts);



        -- A limit on the use of debt to capital works and purposes only; and



        -- A limit on the maximum term of new State-supported debt to 30 years.



        The cap on new State-supported debt outstanding begins at 0.75 percent of personal income in 2000-01 and is gradually increased until it is fully phased in at 4 percent of personal income in 2010-11. Similarly, the phased-in cap on new State-supported debt service costs beings at 0.75 percent of total governmental funds receipts and is gradually increased until it is fully phased in at 5 percent in 2013-14. State-supported bond issuances during the 2000-01 borrowing plan are projected by DOB to be within the Debt Reform Act's statutory caps.



        The Debt Reform Act requires the limitations on the issuance of State-supported debt and debt service costs to be calculated by October 31 of each year and reported in the quarterly Financial Plan Update most proximate to October 31 of each year. If the calculations for new State-supported debt outstanding and debt service costs are less than the State-supported debt outstanding and debt service costs permitted under the Debt Reform Act, new State-supported debt may continue to be issued. However, if either the debt outstanding or the debt service cap is met or exceeded, the State would be precluded from contracting new State-supported debt until the next annual cap calculation is made and State-supported debt is found to be within the appropriate limitations. The Division of the Budget expect that the prohibition on issuing new State-supported debt if the caps are met or exceeded will provide an incentive to treat the debt caps as absolute limits that should not be reached, and therefore DOB intends to manage subsequent capital plans and issuance schedules under these limits.



        LOCAL GOVERNMENT ASSISTANCE CORPORATION. In 1990, as part of a State fiscal reform program, legislation was enacted creating LGAC, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments that had been traditionally funded through the State's annual seasonal borrowing. The legislation authorized LGAC to issue its bonds and notes in an amount to yield net proceeds not in excess of $4.7 billion (exclusive of certain refunding bonds). Over a period of years, the issuance of these long-term obligations, which are to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing. The legislation also dedicated revenues equal to one percent of the four percent State sales and use tax to pay debt service on these bonds. The legislation also imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by LGAC and bonds issued to provide for capitalized interest, except in cases where the Governor and the legislative leaders have certified the need for additional borrowing and provided a schedule for reducing it to the cap. If borrowing above the cap is thus permitted in any fiscal year, it is required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. This provision capping the seasonal borrowing was included as a covenant with LGAC's bondholders in the resolution authorizing such bonds. The impact of LGAC's borrowing, as well as other changes in revenue and spending patterns, is that the State has been able to meet its cash flow needs throughout the fiscal year without relying on short-term seasonal borrowings.



        AUTHORITIES. The fiscal stability of the State is related in part to the fiscal stability of its public authorities (public benefit corporations, created pursuant to State law, other than local authorities). Public authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of its public authorities were to default on their respective obligations. As of December 31, 1999, there were 17 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these State public authorities was $95 billion, only a portion of which constitutes State-supported or State-related debt.



        There are numerous public authorities, with various responsibilities, including those which finance, construct and/or operate revenue-producing public facilities. Public authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units, and charges for occupancy at medical care facilities.



        In addition, State legislation authorizes several financing techniques for public authorities. Also, there are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to public authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to public authorities under these arrangements, the affected localities may seek additional State assistance if local assistance payments are diverted. Some authorities also receive monies from State appropriations to pay for the operating costs of certain of their programs. As described below, the MTA receives the bulk of this money in order to carry out mass transit and commuter services.



        Beginning in 1998, the Long Island Power Authority ("LIPA") assumed responsibility for the provision of electric utility services previously provided by Long Island Lighting Company for Nassau, Suffolk and a portion of Queen counties, as part of an estimated $7 billion financing plan. As of May 3, 2000, LIPA has issued over $7 billion in bonds secured solely by ratepayer charges. LIPA's debt is not considered either State-supported or State-related.



        METROPOLITAN TRANSPORTATION AUTHORITY. The Metropolitan Transportation Authority ("MTA") oversees the operation of the City's subway and bus lines by its affiliates, the New York City Transit Authority and the Manhattan and Bronx Surface Transit Operating Authority (collectively, the "TA"). The MTA operates certain commuter rail and bus lines in the New York Metropolitan area through MTA's subsidiaries, the Long Island Rail Road Company, the Metro-North Commuter Railroad Company and the Metropolitan Suburban Bus Authority. In addition, the Staten Island Rapid Transit Operating Authority, an MTA subsidiary, operates a rapid transit line on Staten Island. Through its affiliated agency, the Triborough Bridge and Tunnel Authority ("TBTA"), the MTA operates certain intrastate toll bridges and tunnels. Because fare revenues are not sufficient to finance the mass transit portion of these operations, the MTA has depended on, and will continue to depend on, operating support from the State, local government and TBTA, including loans, grants and operating subsidies. If current revenue projections are not realized and/or operating expenses exceed current projections, the TA or commuter railroads may be required to seek additional State assistance, raise fares or take other actions.



        Since 1980, the State has enacted several taxes--including a surcharge on the profits of banks, insurance corporations and general business corporations doing business in the 12-county Metropolitan Transportation Region served by the MTA and a special one-quarter of one percent regional sales and use tax--that provide revenues for mass transit purposes, including assistance to the MTA. In addition, since 1987, State law has required that the proceeds of a one quarter of one percent mortgage recording tax paid on certain mortgages in the Metropolitan Transportation Region be deposited in a special MTA fund for operating or capital expenses. Further, in 1993 the State dedicated a portion of the State petroleum business tax to fund operating or capital assistance to the MTA. The 2000-01 Enacted budget provides State assistance to the MTA totaling approximately $1.35 billion and initiates a five-year State transportation plan that includes nearly $2.2 billion in dedicated revenue support for the MTA's 2000-2004 Capital Program. This capital commitment includes an additional $800 million of newly dedicated State petroleum business tax revenues, motor vehicle fees and motor fuel taxes not previously dedicated to the MTA.



        State legislation accompanying the 2000-01 Enacted State budget increased the aggregate bond cap for the MTA, TBTA and TA to $16.5 billion in order to finance a portion of the $17.1 billion MTA capital plan for the 2000 through 2004 calendar years (the "2000-04 Capital Program"). On May 4, 2000, the Capital Program Review Board approved the MTA's $17.1 billion capital program for transit purposes for 2000 through 2004. The 2000-04 Capital Program is the fifth capital plan since the Legislature authorized procedures for the adoption, approval and amendment of MTA capital programs and is designed to upgrade the performance of the MTA's transportation systems by investing in new rolling stock, maintaining replacement schedules for existing assets, bringing the MTA system into a state of good repair, making major investments in system expansion projects such as the Second Avenue Subway project and the East Side Access project.



        The currently approved 2000-04 Capital Program assumes the issuance of an estimated $8.9 billion in new money bonds. The remainder of the plan is projected to be financed with assistance from the Federal Government, the State, the City, and from various other revenues generated from actions taken by the MTA. In addition, $1.6 billion in State support was projected to be financed using proceeds from State general obligation bonds under the proposed $3.8 billion Transportation Infrastructure Bond Act of 2000. However, this Act was defeated by the voters in the November 2000 general election. Further, the enacted State budget authorized the MTA to undertake a major debt restructuring initiative which will enable the MTA to refund approximately $13.7 billion in bonds, consolidate its credit sources, and obviate the need for debt service reserves. The authorization for debt restructuring includes outstanding bonds secured by service contracts with the State.



        There can be no assurance that all the necessary governmental actions for future capital programs will be taken, that funding sources currently identified will not be decreased or eliminated or that the 2000-04 Capital Program (or parts thereof) will not be delayed or reduced. Since the Transportation Infrastructure Bond Act was defeated, the State could come under pressure to provide additional funding to the MTA. Should funding levels fall below current projections, the MTA would have to revise its 2000-04 Capital Program accordingly. If the 2000-04 Capital Program is delayed or reduced, ridership and fare revenues may decline, which could impair the MTA's ability to meet its operating expenses without additional State assistance.



        LOCALITIES. Certain localities outside the City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the projections of the State's receipts and disbursements for the State's 2000-01 fiscal year.



        The State is considering various measures to help resolve persistent fiscal difficulties in Nassau County. The Governor has proposed actions which would, if legislation is enacted, establish a Nassau County Interim Finance Authority. The Authority would be empowered to issue bonds, backed solely by diverted Nassau County sales tax revenues, to achieve short-term budget relief and ensure credit market access for the County. State Authority would also impose financial plan requirements on Nassau County. The Governor has also proposed that transitional State assistance be appropriated in State fiscal year 2000-01, and in four subsequent State fiscal years. Allocation of such assistance would be subject to the Authority's approval of Nassau County's financial plan. There is no assurance that such proposals will be enacted, or that future actions will not be required by the State to assist Nassau County, resulting in increased State expenditures for extraordinary local assistance.



        The State has provided extraordinary financial assistance to select municipalities, primarily cities, since the 1996-97 fiscal year. Funding has essentially been continued or increased in each subsequent fiscal year, and in 2000-01 totals $200.4 million. The 2000-01 enacted budget also increased General Purpose State Aid for local governments by $11 million to $562 million.



        While the distribution of General Purpose State Aid for local governments was originally based on a statutory formula, in recent years both the total amount appropriated and the shares appropriated to specific localities have been determined by the Legislature. A State commission established to study the distribution and amounts of general purpose local government aid failed to agree on any recommendations for a new formula.



        Counties, cities, towns, villages, school districts and fire districts have engaged in substantial short-term and long-term borrowings. In 1998, the total indebtedness of all localities in the State, other than New York City, was approximately $20.3 billion. A small portion (approximately $80 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to enabling State legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units (other than New York City) authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Twenty-three localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1998.



        Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Rich changes may adversely affect the financial condition of certain local governments. For example, the federal government may reduce (or in some cases eliminate) federal funding of some local programs which, in turn, may require local governments to fund these expenditures from their own resources. It is also possible that the State, New York City, Nassau County, or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State. Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate State assistance.



        LITIGATION. Certain litigation pending against the State or its officers or employees could have a substantial or long-term adverse effect on State finances. Among the more significant of these cases are those that involve: (i) an action to compel the State to enforce sales and excise taxes imposed on tobacco products and motor fuel sold to non-Indian customers on Indian reservations; (ii) a challenge by the Speaker of the Assembly of the State of New York as to the Governor's application of his constitutional line item veto authority to certain portions of budget bills adopted by the State Legislature;
(iii) the validity of agreements and treaties by which various Indian tribes transferred title to the State of certain land in central and upstate New York;
(iv) alleged responsibility of State officials to assist in remedying racial segregation in the City of Yonkers and its public schools; (v) plaintiffs seeking a declaratory judgment that the State's public school financing system violates article 11, section 1 of the State Constitution; (vi) several challenges to provisions of Chapter 81 of the Laws of 1995 which alter the nursing home Medicaid reimbursement methodology; (vii) several challenges to employee welfare benefit plans where plaintiffs are seeking a declaratory judgment nullifying on the ground of federal preemption provisions of Section 2807-c of the Public Health Law and implementing regulations which impose a bad debt and charity care allowance on all hospital bills and a 13 percent surcharge on inpatient bills paid by employee welfare benefit plans; (viii) challenge to the State's reimbursement rates for dental care provided under the State's dental Medicaid program; (ix) an action against State and City officials alleging that the present level of shelter allowance for public assistance recipients is inadequate under statutory standards to maintain proper housing;
(x) an action challenging a federal directive which requires states to change their method of allocating costs associated with the Food Stamp program; and
(xi) an action challenging the finding that the State violated the Federal False Claims Act, 31 U.S.C. 3729, et. seq.



        Adverse developments in these proceedings described above, or other proceedings in which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced 2000-01 Financial Plan. The State believes that the proposed 2000-01 Financial Plan includes sufficient reserves to offset the costs associated with the payment of judgment that may be required during the 2000-01 fiscal year. These reserves include (but are not limited to) amounts appropriated for Court of Claims payments and projected fund balances in the General Fund. In addition, any amounts ultimately required to be paid by the State may be subject to settlement or may be paid over a multi-year period. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2000-01 Financial Plan resources available for the payment of judgments, and could therefore affect the ability of the State to maintain a balanced 2000-01 Financial Plan.



        RATINGS AGENCIES. Moody's Investors Service ("Moody's") released a report on April 20, 2000 on the Governor's debt reform proposal for New York State. The state of New York's general obligation bond rating is A2 with a stable outlook. From a credit perspective, Moody's has viewed the state's debt structure and debt burden as important factors in the state's A2 rating. The rating reflects the short-term strength of the state's credit as indicated by large current operating surpluses, but also the longer term risks associated with a large debt burden, chronic structural budget imbalance, and an economy that is dependent upon the volatile financial services sector.



        Previously, on October 6, 1998, Moody's confirmed its New York State general obligation bond rating of single-A2. On April 20, 1998, New York's general obligation bond ratings were the lowest of any state, except Louisiana. Moody's had rated New York State at A2, Standard & Poor's ("S&P") had given it an A and Fitch IBCA ("Fitch") had assigned it an A-plus. Also, on February 10, 1997, Moody's confirmed its A2 rating on the State's general obligation long-term indebtedness. On June 6, 1990, Moody's changed its ratings on all of the State's outstanding general obligation bonds from A1 to A, the rating having been A1 since May 27, 1986. On November 12, 1990, Moody's confirmed the A rating.



        On December 19, 2000, S&P raised its rating on New York State's outstanding general obligation debt to AA from A+. The outlook is stable. S&P notes that with this upgrade, New York State will not likely see any further rating increases. On November 9, 1999, S&P increased the State's bond rating for the second time in two year. Specifically citing New York's "fundamental changes in fiscal discipline and management," S&P revised its rating from an A to an A+ grade. S&P identified a dramatic improvement in the State's overall fiscal practices, including efforts to control the growth in government spending, while also securing a dramatic increase in the size of the State's fiscal reserves.

        Previously, on August 28, 1997, S&P had revised its ratings on the State's general obligation bonds to A from A-, and, in addition, revised its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. S&P rated the State's general obligation bonds AA-from August 1987 to March 1990 and A+ from November 1982 to August 1987. In March 1990, S&P lowered its rating of all of the State's general obligation bonds from AA- to A. On January 13, 1992, S&P lowered its rating on the State's general obligation bonds from A to A-, and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On April 26, 1993, S&P revised the rating outlook assessment to stable. On February 14, 1994, S&P revised its outlook on the State's general obligation bonds to positive and, on August 5, 1996, confirmed its A- rating.



        Fitch rates New York State's general obligation bonds an A+. This rating has been maintained since February 5, 1993.



                                  NEW YORK CITY



        The fiscal health of the State may also be particularly affected by the fiscal health of the City, which continues to require significant financial assistance from the State. State aid contributes to the City's ability to balance its budget and meet its cash requirements. The State may also be affected by the ability of the City and certain entities issuing debt for the benefit of the City to market their securities successfully in the public credit markets.



        The City has achieved balanced operating results for each of its fiscal years since 1981 as reported in accordance with the then-applicable GAAP standards. Current law requires the City to prepare four-year annual financial plans, which are reviewed and revised on a quarterly basis and includes capital, revenue, and expense projections and outlines proposed gap-closing for the years with projected budget gaps. An annual financial report for its most recent completed fiscal year is prepared at the end of October of each year.



        To successfully implement its Financial Plan, the City and certain entities issuing debt for the benefit of the City must market their securities successfully. This debt is issued to finance the rehabilitation of the City's infrastructure and other capital needs and to refinance existing debt, as well as finance seasonal needs. In City fiscal years 1997-98, 1998-99 and 1999-2000, the State constitutional debt limit would have prevented the City from entering into new capital contracts. To prevent disruptions in the capital program, two actions were taken to increase the City's capital financing capacity: (i) the State Legislature created the New York City Transitional Authority ("TFA") in 1997, and (ii) in 1999, the City created TSASC, Inc., a not-for-profit corporation empowered to issue tax-exempt debt backed by tobacco settlement revenues. Despite these actions, the City, in order to continue its capital growth, will need additional financing capacity beginning in City fiscal year 2000-01, which could be provided through increasing the borrowing authority of the TFA or amending the State constitutional debt limit for City fiscal year 2001-02 and thereafter.



        FISCAL OVERSIGHT. In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among these actions, the State established the Municipal Assistance Corporation for the City of New York ("MAC") to provide financing assistance to the City. The State also enacted the New York State Financial Emergency Act for The City of New York (the "Financial Emergency Act") which, among other things, established the New York State Financial Control Board (the "Control Board") to oversee the City's financial affairs. The State also established the Office of the State Deputy Comptroller for the City of New York ("OSDC") to assist the Control Board in exercising its powers and responsibilities and a "Control Period" from 1975 to 1986 during which the City was subject to certain statutorily-prescribed fiscal-monitoring arrangements. Although the Control Board terminated the Control Period in 1986 when certain statutory conditions were met, thus suspending certain Control Board powers, the Control Board, MAC and OSDC continue to exercise various fiscal-monitoring functions over the City, and upon the occurrence or "substantial likelihood and imminence" of the occurrence of certain events, including, but not limited to a City operating budget deficit of more than $100 million, the Control Board is required by law to reimpose a Control Period.



        Currently, the City and its Covered Organizations (i.e., those which receive or may receive money from the City directly, indirectly or contingently) operate under a four-year financial plan (the "City Financial Plan"), which the City prepares annually and updates periodically and which includes the City's capital revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's projections set forth in the City Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforeseen developments and changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.



        Although the City has balanced its budget since 1981, estimates of the City's revenues and expenditures, which are based on numerous assumptions, are subject to various uncertainties. If, for example, expected federal or State aid is not forthcoming, if unforeseen developments in the economy significantly reduce revenues derived from economically sensitive taxes or necessitate increased expenditures for public assistance, if the City should negotiate wage increases for its employees greater than the amounts provided for in the City's financial plan or if other uncertainties materialize that reduce expected revenues or increase projected expenditures, then, to avoid operating deficits, the City may be required to implement additional actions, including increases in taxes and reductions in essential City services. The City might also seek additional assistance from the State. Unforeseen developments and changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.



        In recent years, including this year, the State has failed to adopt a budget prior to the beginning of its fiscal year. A delay in the adoption of the State's budget beyond the statutory April 1 deadline could delay the projected receipt by the City of State aid, and there can be no assurance that State budgets in future fiscal years will be adopted by the April 1 statutory deadline.



        MONITORING AGENCIES. The staffs of the Control Board, OSDC and the City Comptroller issue periodic reports on the City's Financial Plans. These reports analyze the City's forecasts of revenues and expenditures, cash flow, and debt service requirements for, and financial plan compliance by, the City and its Covered Organizations. According to recent staff reports, economic growth in the City has been very strong in recent years, lead by a surge in Wall Street profitability which resulted in increased tax revenues and generated a substantial surplus for the City in fiscal years 1996-97, 1997-98 and 1998-99. These staff reports also indicate that the City projects a substantial surplus for City fiscal year 1999-2000. Although several sectors of the City's economy have expanded over the last several years, especially tourism, media and business and professional services, City tax revenues remain heavily dependent on the continued profitability of the securities industries and the performance of the national economy. In addition, the cost of recent tax reductions has increased to over $2.3 billion in City fiscal year 1999-2000 through the expiration of a personal income tax surcharge, the repeal of the non-resident earnings tax and the elimination of the sales tax on clothing items costing less than $110.



        The reports have also indicated that recent City budgets have been balanced in part through the use of non-recurring resources; that the City Financial Plan tends to rely on actions outside its direct control; that the City has not yet brought its long-term expenditure growth in line with recurring revenue growth; and that the City is therefore likely to continue to face substantial gaps between forecast revenues and expenditures in future years that must be closed with reduced expenditures and/or increased revenues. In addition to these monitoring agencies, the Independent Budget Office ("IBO") has been established pursuant to the City Charter to provide analysis to elected officials and the public on relevant fiscal and budgetary issues affecting the City.

        THE 2000-03 FINANCIAL PLAN. New York City's fiscal condition has benefited greatly over the past few years from the Wall Street boom. Last year, the City had an unprecedented budget surplus of more than $2.6 billion, and it had record surpluses in each of the two prior years ($2.1 billion in 1998 and $1.4 billion in 1997). For the 2000 fiscal year, the City projected a surplus of $833 million, but that could end up being substantially larger. These extraordinary surpluses result mostly from unanticipated tax revenues and extraordinary pension fund investment earnings generated by the Wall Street boom.



        On January 27, 2000, Mayor Rudolph Giuliani announced the City Financial Plan for fiscal years 2000-2004, which relates to the City and certain entities which receive funds from the City. Changes in the 2000 fiscal year since the 1999-2003 City Financial Plan include: (i) an increase in projected tax revenues of $499 million; (ii) an increase related to cost reduction initiatives of $150 million; (iii) a decrease of intergovernmental aid of $178 million; (iv) an increase of debt service costs of $25 million; (v) an increase in waste export costs of $38 million; and (vi) an increase in uniformed agency overtime costs of $13 million.



        The City Financial Plan for the 2000 fiscal year assumes (i) the availability of $1.6 billion in surplus resources from the 1999 fiscal year;
(ii) successful implementation of the Mayor's proposed $591 million agency gap-closing program; (iii) receipt of $485 million in additional unrestricted Federal and State aid; (iv) use of $300 million in proceeds from the tobacco settlement for budget-balancing purposes; (v) approval by the Governor and the State Legislature of the extension of the 14 percent personal income tax surcharge, which expired on December 31, 1999, and which is projected to provide revenue of $180 million; and (vi) implementation of the Mayor's proposed tax-reduction program which would reduce revenues by $338 million and nearly $500 million by fiscal year 2003. In addition, the economic and financial condition of the City may be affected by various financial, social, economic and political factors which could have a material effect on the City.



        The 2001 proposed executive budget was published in April of 2000. The City projects a $1.2 billion budget stabilization account in 2001, and a general reserve of $200 million. Among the highlights of the 2001 budget, is the tax reduction program which calls for: the elimination of the commercial rent tax, a 50 percent cut in the 14 percent personal income tax surcharge, co-op and condo property tax relief, and the repeal of the hotel tax $2 flat fee. The budget also indicates the continuance of a $26.9 billion long-term borrowing plan that will end in the 2004 fiscal year.



        REPORTS ON THE CITY FINANCIAL PLAN. From time to time, the Control Board staff, MAC, OSDC, the City Comptroller and others issue reports and make public statements regarding the City's financial condition, commenting on, among other matters, the City's financial plans, projected revenues and expenditures and actions by the City to eliminate projected operating deficits. Some of these reports and statements have warned that the City may have underestimated certain expenditures and overestimated certain revenues and have suggested that the City may not have adequately provided for future contingencies. Certain of these reports have analyzed the City's future economic and social conditions and have questioned whether the City has the capacity to generate sufficient revenues in the future to meet the costs of its expenditure increases and to provide necessary services. It is reasonable to expect that reports and statements will continue to be issued and to engender public comment.



        In July of 1999, the City Comptroller issued a report on the 2000 fiscal year budget and the Financial Plan for 2000-03. After a review of the 2000 fiscal year adopted budget, the Comptroller's Office expects the City to realize a best-case budget surplus of $891 million and a worst-case surplus of $223 million for the 2000 fiscal year. This forecast was made contingent on continued growth of the City's economy. The report identified the following resources: (i) a write-off of prior years' liabilities of approximately $200 million; (ii) increased tax revenues of approximately $200 million; (iii) addition debt service savings of approximately $100 million; (iv) approximately $90 million that had been set aside for stadium financing; (v) an increase of State education aid of approximately $150 million; (vi) an increase in pension fund earnings of approximately $30 million; (vii) an increase of $15-20 million in additional interest income on larger-than-average daily cash balances in the central treasury and debt service fund; and (viii) approximately $7-10 million in savings due to a decrease in the public-assistance caseload. The report highlights the following risks: (i) if the lawsuit filed by the City against the State challenging its unfair distribution of tobacco funds in not resolved by the end of the 2000 fiscal year, the budget faces a risk of $300 million for the first installment of the proceeds; (ii) if the 14 percent personal income tax surcharge is not extended the City's revenue could be reduced by $183 million; (iii) the projected overtime expenditures in the budget is substantially lower than actual expenditures of previous years; (iv) write-offs of fiscal year 1991 State education aid receivables of $33 million;
(v) a smaller than expected rental payment by the Port Authority for airport rents; (vi) not receiving expected State and Federal Aid of approximately $200 million; and (vii) temporary Medicaid cost-containment measures.



        The Comptroller's 1999 report indicates that the City's Financial Plan for 2000-03 includes risky assumptions which could widen the budget gap by approximately $2.2 billion by the 2003 fiscal year. The most prominent of these are the assumption of no wage increase to municipal employees, the extension of the 14 percent PIT surcharge by the State, the sale of the Coliseum and receipt of additional State and Federal Aid. The Comptroller also notes that the City is a risk in a class action lawsuit filed in the 1997 fiscal year challenging Department of Correction's policy of strip-searching detainees arrested for non-felony offenses. The City has recently settled four similar cases for $25,000 each. Finally, the Comptroller's report notes that the City's growing debt is burdening its operating expenditures and exhausting the City's debt incurring power.



        In July of 2000, the City Comptroller's Office issued a report on the 2001 fiscal year and the June Financial Plan, submitted to the Financial Control Board on June 15, 2000, for fiscal years 2000-04. The report notes that the adopted budget shows a surplus for the 2001 fiscal year of $905 million, which is $315 million less than projected earlier in the Executive Budget. Moreover, the report finds: (i) the 2000 fiscal year budget surplus is $36 million lower than anticipated in the June Financial Plan, primarily because of an increase in the subsidy to the Health and Hospitals Corporation; (ii) the budget surplus for the 2001 fiscal year could decline to $417 million if the City fails to achieve certain objectives, such as the sale of the Coliseum and other assets, securing labor productivity savings and obtaining more Federal aid; (iii) the out-year fiscal year 2002-04 budget gaps are estimated to be larger than originally budgeted, partly because of the addition of the Cost of Living Adjustment for retirees that was approved by the State on July 11, 2000. The report found that the following resources would be available for the 2001 fiscal year: (i) write-off of prior years' liabilities of approximately $250 million; (ii) approximately $60 million in debt-service savings from the refunding of general obligation bonds, lower interest rates on variable-debt, and lower interest costs on short-term notes; (iii) approximately $69 million in conjunction with tax reduction programs; (iv) approximately $8 million as a result of higher returns on pension earnings then originally projected; (v) approximately $90 million for the construction of three stadiums because no consensus has been reached on these facilities; (vi) approximately $40 million on interest earned on investment of overnight and capital proceeds cash balances; (vii) approximately $7 million in savings due to a decrease in the public-assistance caseload; and (viii) approximately $30 million from a reimbursement from the HCC for debt service in the 2001 fiscal year.



        The Comptroller's report highlights the following risks: (i) the potential that the sale of the Coliseum is not completed, as this money is intended to close the budget gap; (ii) the possibility that during the next round of collective bargaining the City does not achieve its proposed productivity savings; (iii) the possibility that the City will need to pay $38 million more than anticipated to fund a two-year wage settlement with employees;
(iv) the City's failure to gain permission of the board of Education to sell its headquarters; (v) not receiving anticipated Federal Aid for Medicaid; (vi) the possibility of an increase in overtime expenditures; (vii) write-offs of the 1992 fiscal year State education aid receivables; (viii) the possibility of an increase in judgment and claims against the City; (ix) the Cost of Living Adjustment for current and future retirees beginning in fiscal year 2001; and
(x) the passage of a bill that would allow members of New York public retirement systems to purchase and receive credit for their military service. According to the Comptroller, the City is on track to end the 2001 fiscal year with a balanced budget and in the best-case scenario the City would end the 2001 fiscal year with a surplus of $1.150 billion. In the worst-case, the Comptroller notes, that the City would have only a projected surplus of $417 million.

        In December 1999, the OSDC issued a report reviewing the four-year Financial Plan for the City of New York for fiscal years 2000-03. The OSDC report notes that the fiscal year surplus could be substantially larger than forecasted by the City, since tax revenues are likely to be $150 million higher and the Financial Plan includes a reserve of $200 million which is not likely to be needed during the current year. Also, the City fund revenues have greatly exceeded the City's expectations in the recent past, and fiscal year 2000 is on a similar course. However, the report notes that the City still faces large out-year budget gaps because it has not taken advantage of the surplus to restructure its budget, but rather has used the surplus to support a level of spending and tax cuts that it could ordinarily not otherwise afford. According to the report, the out-year budget gaps could approach $3.1 billion by the 2003 fiscal year, a figure substantially larger than forecasted by the City. In estimating the gaps, the City makes no provision for wage increase after the expiration of the current municipal labor agreements. In addition, wage increases even at the projected inflation rate would widen the City-projected gaps by $1.2 billion by fiscal year 2003. The report notes that the City will continue to face long-term challenges financing its capital program. By the 2002 fiscal year, debt service costs will consume 19 percent of the City tax revenues, representing a 25 percent increase over the 1999 fiscal year level. The City Financial Plan projects $56 million less in City-funded spending in the 2000 fiscal year than in the 1999 fiscal year. The OSDC report comments, however, that the City's practice of transferring the budget surplus by prepaying a portion of the following year's expenses distorts spending patterns. Moreover, the City's Financial Plan excludes debt service for the Transitional Finance Authority and debt backed by tobacco settlement proceeds. According to the OSDC methodology used to discern spending patterns, City-funded spending would grow by $2.3 billion in the 2000 fiscal year, or 9.3 percent.



        The OSDC report highlighted the following budget risks for the Financial
Plan: (i) the Financial Plan assumes that the Port Authority of New York and New Jersey will increase its airport lease payments by $358 million in the 2001 fiscal year, $178 million in fiscal year 2002, and $148 million in the 2003 fiscal year; (ii) the City and Board of Education face a potential liability of $10 million in the 2001 fiscal year, $96 million in fiscal year 2002, and $75 million in the 2003 fiscal year because the State has failed to make payments on prior years' education aid, and the City Comptroller has adopted a policy of writing off unpaid claims that are at least 10 years old; (iii) the City Financial Plan anticipates revenues of $100 million in the 2002 fiscal year from asset sales, but the City has not identified the assets to be sold or the terms, conditions and timing of the sales; (iv) the City faces a potential liability of $15 million in the 2001 fiscal year, $40 million in the 2002 fiscal year and $45 million in the 2003 fiscal year, owing to higher costs associated with disposing of residential waste; and (v) proceeds from the City's lawsuit with the State on the settlement of foster care claims have been postponed several times in the past, making the anticipated receipt of $47 million in the 2001 fiscal year uncertain.



        The New York City Independent Budget Office ("IBO") issued a report analyzing the Mayor's Executive Budget for the 2001 fiscal year. Based on the IBO's repricing of the executive budget and financial plan, the IBO expects 2000 to end with a surplus of $3.1 billion, resulting from a $1.8 billion higher than expected tax revenue and $524 million from savings due to changes in how the City's pension contribution is calculated. IBO projects that 2001 will end with $533 million in additional funds. Beyond 2001, however, IBO predicts gaps that grow from $1.5 billion in 2002 to $2.2 billion in 2004. These predictions are based on the assumption that the economic growth will slow to a more moderate pace, leaving the City without a surplus to help balance the budget. The IBO's gap projection exceeds the Mayor's forecast by $339 million in the 2004 fiscal year. The IBO notes that one cause of the future budget gaps is that spending growth is outstripping revenue growth. Another cause is that the budget proposes fairly substantial tax reductions; the tax cut package represents a large portion of the future budget gaps. The IBO projects that the City revenues from all sources will total $38.7 billion in the current fiscal year (2000), a 7.2 percent increase from 1999. For 2001, IBO predicts that total revenue will only increase 0.5 percent to $38.9 billion. IBO predicts only 2.3 percent per year increase in total revenues from 2001 to 2004. From 2000 to 2001, the IBO projects that total expenditures will decline to $38.4 billion, but then increase to $43.8 billion by 2004. If total expenditures are adjusted for prepayments that are used to transfer surpluses from one year to the next, spending would grow 5.2 percent from 2000 to 2001 and at a 3.5 percent average annual rate from 2000 through 2004.

        PREVIOUS REPORTS. On February 26, 1998, the City Comptroller issued a report on the 1998 fiscal year and the preliminary budget for the 1999 fiscal year, as reflected in the 1997-2001 Financial Plan. With respect to the 1998 fiscal year, the report identified a possible surplus of between $71 million and $293 million above the level projected in the City's plan. The report stated that the additional surplus reflects the possibility of the receipt of an additional $225 million of tax revenues, and that the size of the possible surplus depends primarily on whether the sale of the New York Coliseum for $200 million is completed. With respect to the 1999 fiscal year, the report identified a possible gap of $153 million or a possible surplus of $269 million, depending upon whether the State approves the extension of 12.5 personal income tax surcharge and the amount of surplus for the 1998 fiscal year available for debt service in the 1999 fiscal year.



        The potential risks identified in the City Comptroller's report for the 1999 fiscal year include: (i) assumed payments from the Port Authority relating to the City's claims for back rentals and an increase in future rentals, part of which are the subject of the arbitration, totaling $335 million; (ii) State approval of the 12.5 percent personal income tax surcharge beyond December 1, 1998, which would generate $188 million in the 1999 fiscal year and which the Speaker of the City Counsel has opposed; and (iii) the receipt of an additional $450 million of State and Federal aid assumed in the financial plan. The potential risks are offset by potential additional resources for the 1999 fiscal year, including the potential for an additional $150 million of State educational aid, $150 million of additional debt service savings, $176 million in tax revenues if the proposed sales tax reduction on clothing is not approved, $294 million of higher than projected tax revenues and the availability in the 1999 fiscal year of an additional $71 million to $293 million surplus from the 1998 fiscal year. The report also noted that the City Comptroller will begin writing off outstanding education-aid receivables that are 10 years past due, which are estimated to be approximately $4 million in the 1998 fiscal year and $39 million in the 1999 fiscal year, and which total $914 million for fiscal years 1989 through 1997. In addition, the report noted that City-funded expenditures for the 1998 fiscal year are expected to exceed the ceiling established in the May 1996 agreement between the City and MAC, which would permit MAC to recover from the City in the 1999 fiscal year an amount equal to such excess spending, up to $125 million. Finally, the report noted that, while the City is in a relatively strong financial position, its reliance on State and Federal aid to close its budget gap for the 1999 fiscal year raises concerns, and that the City's spending will again be under pressure in the event of an economic downturn. The City Comptroller also noted (in a separate report on the City's capital debt) that debt burden measures, such as annual debt service as a percentage of tax revenues, debt per capita, and debt assessed value of real property, are approaching historically high post-fiscal crises levels, which calls for restraint in the City's capital program, while the City's infrastructure requires additional resources.



        Also on February 26, 1998, the staff of OSDC issued a report on the Financial Plan. With respect to the 1998 fiscal year, the OSCD report noted that the City's revenues could be $200 million greater than projected in the Financial Plan. While noting a potential delay in the receipt of proceeds from the sale of the New York Coliseum, the report projects that it is not likely that those resources will be needed in the 1998 fiscal year. The report projected potential budget gaps of $462 million, $2.6 billion, $2.7 billion, and $2.3 billion for the 1999 through 2002 fiscal years, respectively, which include the gaps projected in the Financial Plan for fiscal years 2000 through 2002 and the additional net risks identified in the report totaling $762 million, $1.012 billion, $913 million, and $774 million for the 1999 through 2002 fiscal years, respectively, which are reduced by the potential for greater than forecast revenues and lower than forecast pension costs for fiscal years 2000 through 2002. The largest risks identified in the report relate to (i) the receipt of projected Port Authority lease payments which are the subject of arbitration and lease negotiations; (ii) City gap-closing proposals for additional State and Federal assistance; and (iii) State approval of a three-year extension of the City's 12.5 percent personal income tax surcharge. Additional risks identified in the report include unfunded expenditures for project READ totaling $125 million for each of the 2000 through 2002 fiscal years and the potential for additional funding needs for the City's labor reserve, which total $104 million in the 1999 fiscal year and exceed $200 million in each of the 2000 through 2002 years, to pay for collective bargaining increases for the Covered Organizations, which the Plan assumes the Covered Organizations will pay instead of the City. The report noted that these risks could be reduced if the Tax Reduction Program proposed in the Financial Plan is not approved by the City Counsel and the State. The report also noted that: (i) HHC faces potential budget gaps starting in the 1999 fiscal year and reflecting the expected loss of revenues associated with the implementation of Medicaid mandatory managed care; (ii) the Financial Plan assumes that the State will extend the 14 percent personal income tax surcharge; (iii) the City faces potential liability for State education aid owed from prior years which the City could be required to write off if a plan is not reached to fund these claims; and (iv) the City might be required to reimburse MAC up to $125 million on the 1999 fiscal year if the City spending limits set forth in the May 1996 agreement with MAC are exceeded in the 1998 fiscal year. However, the report noted that actual fiscal year 1998 spending will not be determined until October 1998, and in the interim, City and MAC officials are discussing solutions to the reimbursement problem.



        The OSDC report noted also that, while the City's financial outlook has improved because of actions taken by the City, Federal, and State governments and record securities industry performance, the staff remained concerned about the City's dependence on the securities industry and whether the City will be able to sustain a relatively high level of spending. The report noted that City-funded spending is projected to grow by 7.2 percent in fiscal year 1998 and by 4.5 percent in fiscal year 1999, while revenues are projected to grow by only
1.8 percent in fiscal year 1999. Moreover, the report noted that while the budget gaps for fiscal years 2000 through 2002 have been reduced, they are still large by historical standards, and the budget makes no provisions for wage increases after the expiration of current contacts, which, at the projected inflation rate, would increase costs by $375 million in fiscal year 2001 and by $725 million in fiscal year 2002. Finally, the report noted that the Asian financial and economic crises could intensify and create greater impact on financial markets in the U.S. economy than currently anticipated, or that the Federal Reserve Board could raise interest rates, which could adversely affect the financial markets and the City's financial condition.



        On January 13, 1998, the IBO released a report setting forth its forecast for the City's revenues and expenditures for the 1998 through 2001 fiscal years, assuming continuation of current spending policies and tax laws. In the report, the IBO forecasts that the City will end the 1998 fiscal year with a surplus of $120 million, in addition to $514 million in the Budget Stabilization Account. Additionally, the report forecasts that the City will face gaps of $1.4 billion, $2.6 billion, and $2.8 billion in the 1999 through 2001 fiscal years, respectively, resulting from 4.8 percent annual growth in spending from 1998 through 2001, compared with 2.2 percent annual revenue growth. The report noted that slow revenue growth is attributable to a variety of factors, including a gradual deceleration in economic growth through the first half of calendar year 1999, the impact of recently enacted tax cuts and constraints on increases in the real property tax, as well as uncertain back rent payments from the Port Authority, while future costs for existing programs will increase to reflect inflation and scheduled pay increases for the City employees during the term of existing labor agreements. The report also noted that debt service and education spending will increase rapidly, while spending for social services rise more slowly due to lower projected caseloads.



        Finally, the report noted that the new welfare law's most significant fiscal impact is likely to occur in the years 2002 and beyond, reflecting the full impact of the lifetime limit on welfare participation which only begins to be felt in 2002 when the first recipients reach the five-year limit and are assumed to be covered by Home Relief. In addition, the report noted that, given the constitutional requirement to care for the needy, the 1996 Welfare Act might well prompt a migration of benefit-seekers into the City, thereby increasing City welfare expenditures in the long run. The report concluded that the impact of the 1996 Welfare Act on the City will ultimately depend on the decisions of State and City officials, the performance of the local economy and the behavior of thousands of individuals in response to the new system.

        LITIGATION. The City is a defendant in a significant number of lawsuits. Such litigation includes, but is not limited to, actions commenced and claims asserted against the City arising out of alleged constitutional violations, alleged torts, alleged breaches of contracts and other violations of law and condemnation proceedings. While the ultimate outcome and fiscal impact, if any, on the proceedings and claims are not currently predictable, adverse determinations in certain of them might have a material adverse effect upon the City's ability to carry out the City Financial Plan. The City is also subject to numerous claims and investigations.



        RATINGS AGENCIES. On December 19, 2000, Fitch announced the City of New York's general obligation bonds, fiscal 2001 series D, E and F rating of A+. This rating was in part due to the budget monitoring the City has demonstrated. On September 15, 2000, Fitch rated the City's general obligation bonds an A+. On January 8, 1999, Fitch rated New York City's 1999 general obligation bonds an A-and affirmed the A- rating of outstanding general obligation bonds. According to Fitch, this rating "ecompasses New York City's broad economic scope as a domestic and international center for commerce and culture and high per capita level." Previously on August 6, 1998, as well as July 2, June 8 and May 27, Fitch rated New York City's tax-exempt general obligation bonds as A-. Fitch qualified that rating, stating that concerns still remained over significant projected outyear budget funding challenges coupled with sizable reliance on the securities industry. There is no assurance that the A- rating will continue for any given period of time or that it will not be revised downward or withdrawn entirely. Any such downward revision or withdrawal could have an adverse effect on the market prices of the City's general obligation bonds.



        On December 19, 2000, Moody's assigned an A2 rating to the City of New York's Fiscal 2001 Series D, E and F general obligation bonds. Moody's noted that the rating reflects the strength of the City's current financial condition. The outlook is stable. On July 2, 1998, Moody's revised its rating on the New York City General Obligation Bonds to Aaa from Baa1. On February 24, 1998, Moody's raised its rating for City general obligation bonds from Baa1 to A3, based on improvement in its financial condition and economy. Previously, on July 17, 1997, Moody's had changed its outlook on City bonds to positive from stable. On March 1, 1996, Moody's stated that the rating for the City's Baa1 general obligation bonds remains under review for a possible downgrade pending the outcome of the adoption of the City's budget for the 1997 fiscal year and in light of the status of the debate on public assistance and Medicaid reform; the enactment of a State budget, upon which major assumptions regarding State aid are dependent, which may be extensively delayed; and the seasoning of the City's economy with regard to its strength and direction in the face of a potential national economic slowdown. Moody's ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1.



        On September 13, 2000, S&P upgraded the City's general obligation bond rating to an A from an A-. This rating reflected the strong financial results of the City and steady economic expansion across most sectors. On July 16, 1998, S&P increased New York City's bond rating to A-, up one notch from BBB+, but analysts at the agency also cautioned that New York still had room for improvement and that they were worried about the City's rising long-term debt and the Council's plan to cut taxes by $200 million this year and $500 million in future years. On July 7, 1998, S&P affirmed its BBB+ rating to New York City general obligation bonds, stating that the ratings had been placed on CreditWatch with positive implications. On February 3, 1998, S&P raised its credit outlook for New York City's outstanding general obligation bonds from stable to positive but maintained its BBB+ rating.



        The City has held its BBB+ rating since July 10, 1995, when S&P lowered its rating from A- to BBB+ and removed City bonds from CreditWatch. S&P stated that "structural budgetary balance remains elusive because of persistent softness in the City's economy, highlighted by weak job growth and a growing dependence on the historically volatile financial services sector." Other factors identified by S&P's in lowering its rating on City bonds included a trend of using one-time measures, including debt refinancings, to close projected budget gaps, dependence on unratified labor savings to help balance the City Financial Plan, optimistic projections of additional federal and State aid or mandate relief, a history of cash flow difficulties caused by State budget delays and continued high debt levels. In 1975, S&P suspended it's a rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P. On July 2, 1985, S&P revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. On July 10, 1995, S&P revised its rating of City bonds downward to BBB+, as discussed above. On November 25, 1996, S&P issued a report which stated that, if the City reached its debt limit without the ability to issue bonds through other means, it would cause a deterioration in the City's infrastructure and significant cutbacks in the capital plan which would eventually impact the City's economy and revenues, and could have eventual negative credit implications.

                                   APPENDIX D

                        SPECIAL INVESTMENT CONSIDERATIONS
                  RELATING TO CALIFORNIA MUNICIPAL OBLIGATIONS

                                    OVERVIEW

        The financial condition of the State of California ("California"), its public authorities and local governments could affect the market values and marketability of, and therefore the net asset value per share and the interest income of, the Vista California Tax Free Money Market Fund or the Vista California Intermediate Tax Free Income Fund, or result in the default of existing obligations, including obligations which may be held by the Vista California Tax Free Money Market Fund or the Vista California Intermediate Tax Free Income Fund. The following section provides only a brief summary of the complex factors affecting the financial condition of California, and is based on information obtained from California, as publicly available prior to the date of this Statement of Additional Information. The information contained in such publicly available documents has not been independently verified. It should be noted that the creditworthiness of obligations issued by local issuers may be unrelated to the creditworthiness of California, and that there is no obligation on the part of California to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by California.

        During the early 1990's, California experienced significant financial difficulties, which reduced its credit standing, but the State's finances have improved since 1994, with ratings increases since 1996. The ratings of certain related debt of other issuers for which California has an outstanding lease purchase, guarantee or other contractual obligation (such as for state-insured hospital bonds) are generally linked directly to California's rating. Should the financial condition of California deteriorate again, its credit ratings could be reduced, and the market value and marketability of all outstanding notes and bonds issued by California, its public authorities or local governments could be adversely affected.

        ECONOMIC FACTORS. California's economy is the largest among the 50 states and one of the largest in the world. The State's population of almost 33 million represents more than 12% of the total United States population and grew by 26% in the 1980s, more than double the national rate. Population growth slowed to less than 1% annually in 1994 and 1995, but rose to 1.8% in 1996. During the early 1990's, net population growth in the State was due to births and foreign immigration, but in recent years, the in-migration from the other states has increased.

        Total personal income in the State, at an estimated $865 billion in 1997, accounts for almost 13% of all personal income in the nation. Total employment is more than 14 million, the majority of which is in the service, trade and manufacturing sectors.

        From mid-1990 to late 1993, the State suffered a recession with the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (especially aerospace), and financial services, among others, were all severely affected, particularly in southern California. Employment levels stabilized by late 1993 and pre-recession job levels were reached in 1996. Unemployment, while remaining higher than the national average, has come down from its 10% recession peak to 5.6% in summer, 1998. Economic indicators show a recovery underway in California since the start of 1994 particularly in high technology manufacturing and services, including computer software, electronic manufacturing and motion picture/television production, and other services, entertainment and tourism, and both residential and commercial construction. The Asian economic crisis beginning in mid-1997 has significantly reduced exports to that region, although this has been offset by increased exports to Latin America and other areas. Overall, the Asian crisis is expected to have a moderate dampening effect on the State's economy, but the economy is still expected to outpace the nation in 1999. Any delay or reversal of the recovery may create new shortfalls in State revenues.

      CONSTITUTIONAL LIMITATIONS ON TAXES, OTHER CHARGES AND APPROPRIATIONS

        LIMITATION ON PROPERTY TAXES. Certain California Municipal Obligations may be obligations of issuers which rely in whole or in part, directly or indirectly, on AD VALOREM property taxes as a source of revenue. The taxing powers of California local governments and districts are limited by Article XIIIA of the California Constitution, enacted by the voters in 1978 and commonly known as "Proposition 13." Briefly, Article XIIIA limits to 1% of full cash value of the rate of AD VALOREM property taxes on real property and generally restricts the reassessment of property to 2% per year, except under new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise AD VALOREM taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness.

        Under Article XIIIA, the basic 1% AD VALOREM tax levy is applied against the assessed value of property as of the owner's date of acquisition (or as of March 1, 1975, if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Several lawsuits have been filed challenging the acquisition-based assessment system of Proposition 13, but it was upheld by the U.S. Supreme Court in 1992.

        Article XIIIA prohibits local governments from raising revenues through AD VALOREM taxes above the 1% limit; it also requires voters of any governmental unit to give two-thirds approval to levy any "special tax." Court decisions, however, allowed a nonvoter-appointed levy of "general taxes" which were not dedicated to a specific use.

        LIMITATIONS ON OTHER TAXES, FEES AND CHARGES. On November 5, 1996, the voters of the State approved Proposition 218, called the "Right to Vote on Taxes Act." Proposition 218 added Articles XIIIC and XIIID to the State Constitution, which contain a number of provisions affecting the ability of local agencies to levy and collect both existing and future taxes, assessments, fees and charges.

        Article XIIIC requires that all new or increased local taxes be submitted to the electorate before they become effective. Taxes for general governmental purposes require a majority vote and taxes for specific purposes require a two-thirds vote. Further, any general purpose tax which was imposed, extended or increased without voter approval after December 31, 1994 must be approved by a majority vote within two years.

        Article XIIID contains several new provisions making it generally more difficult for local agencies to levy and maintain "assessments" for municipal services and programs. Article XIIID also contains several new provisions affecting "fees" and "charges," defined for purposes of Article XIIID to mean "any levy other than an ad valorem tax, a special tax, or an assessment, imposed by [a local government] upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service." All new and existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges which generate revenues exceeding the funds required to provide the property related service or are used for unrelated purposes. There are new notice, hearing and protest procedures for levying or increasing property related fees and charges, and, except for fees or charges for sewer, water and refuse collection services (for fees for electrical and gas service, which are not treated as "property related" for purposes of Article XIIID), no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.

        In addition to the provisions described above, Article XIIIC removes limitations on the initiative power in matters of local taxes, assessments, fees and charges. Consequently, local voters could, by future initiative, repeal, reduce or prohibit the future imposition or increase of any local tax, assessment, fee or charge. It is unclear how this right of local initiative may be used in cases where taxes or charges have been or will be specifically pledged to secure debt issues.

        The interpretation and application of Proposition 218 will ultimately be determined by the courts with respect to a number of matters, and it is not possible at this time to predict with certainly the outcome of such determinations. Proposition 218 is generally viewed as restricting the fiscal flexibility of local governments, and for this reason, some ratings of California cities and counties have been, and others may be, reduced.

        APPROPRIATIONS LIMITS. The State and its local governments are subject to an annual "appropriations limit" imposed by Article XIIIB of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service, but "proceeds of taxes" exclude most State subventions to local governments. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees, and certain other non-tax funds, including bond proceeds.

        Among the expenditures not included in the Article XIIIB appropriations limit are (1) the debt service cost of bonds issued or authorized prior to January 1, 1979, or subsequently authorized by the voters, (2) appropriations arising from certain emergencies declared by the Governor, (3) appropriations for certain capital outlay projects, (4) appropriations by the State of post-1989 increases in gasoline taxes and vehicle weight fees, and (5) appropriations made in certain cases of emergency.

        The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population, and any transfers of service responsibilities between government units. The definitions for such adjustments were liberalized in 1990 to follow more closely growth in the State's economy.

        "Excess" revenues are measured over a two-year cycle. Local governments must return any excess to taxpayers by rate reductions. The State must refund 50% of any excess, with the other 50% paid to schools and community colleges. With more liberal annual adjustment factors since 1988, and depressed revenues since 1990 because of the recession, few governments are currently operating near their spending limits, but this condition may change over time. Local governments may by voter approval exceed their spending limits for up to four years. During fiscal year 1986-87, State receipts from proceeds of taxes exceeded its appropriations limit by $1.1 billion, which was returned to taxpayers. Since that year, appropriations subject to limitation have been under the State limit. State appropriations were $6.3 billion under the limit for fiscal year 1998-99.

        Because of the complex nature of Articles XIIIA, XIIIB, XIIIC and XIIID of the California Constitution, the ambiguities and possible inconsistencies in their terms, and the impossibility of predicting future appropriations or changes in population and cost of living, and the probability of continuing legal challenges, it is not currently possible to determine fully the impact of these Articles on California Municipal Obligations or on the ability of the State or local governments to pay debt service on such California Municipal Obligations. It is not possible, at the present time, to predict the outcome of any pending litigation with respect to the ultimate scope, impact or constitutionality of these Articles or the impact of any such determinations upon State agencies or local governments, or upon their ability to pay debt service on their obligations. Further initiatives or legislative changes in laws or the California Constitution may also affect the ability of the State or local issuers to repay their obligations.

                     OBLIGATIONS OF THE STATE OF CALIFORNIA

        Under the California Constitution, debt service on outstanding general obligation bonds is the second charge to the General Fund after support of the public school system and public institutions of higher education. As of November 1, 1998, the State had outstanding approximately $18.7 billion of long-term general obligation bonds, plus $825 million of general obligation commercial paper which will be refunded by long-term bonds in the future, and $6.5 billion of lease-purchase debt supported by the State General Fund. The State also had about $7.2 billion of authorized and unissued long-term general obligation bonds and lease purchase debt. In FY 1997-98, debt service on general obligation bonds and lease purchase debt was approximately 4.4% of General Fund revenues.

        RECENT FINANCIAL RESULTS. The principal sources of General Fund revenues in 1996-1997 were the California personal income tax (47% of total revenues), the sales tax (34%), bank and corporation taxes (12%), and the gross premium tax on insurance (2%). The State maintains a Special Fund for Economic Uncertainties (the "SFEU"), derived from General Fund revenues, as a reserve to meet cash needs of the General Fund, but which is required to be replenished as soon as sufficient revenues are available. Year-end balances in the SFEU are included for financial reporting purposes in the General Fund balance. Because of the recession and an accumulated budget deficit, no reserve was budgeted in the SFEU from 1992-93 to 1995-96.

        GENERAL. Throughout the 1980's, State spending increased rapidly as the State population and economy also grew rapidly, including increased spending for many assistance programs to local governments, which were constrained by Proposition 13 and other laws. The largest State program is assistance to local public school districts. In 1988, an initiative (Proposition 98) was enacted which (subject to suspension by a two-thirds vote of the Legislature and the Governor) guarantees local school districts and community college districts a minimum share of State General Fund revenues (currently about 35%).

        RECENT BUDGETS. As a result of the severe economic recession from 1990-94 and other factors, the State experienced substantial revenue shortfalls, and greater than anticipated social service costs, in the early 1990's. The State accumulated and sustained a budget deficit in the budget reserve, the SFEU, approaching $2.8 billion at its peak at June 30, 1993. The Legislature and Governor agreed on a number of different steps to respond to the adverse financial conditions and produce Budget Acts in the Years 1991-92 to 1994-95 (although not all of these actions were taken in each year):

        - significant cuts in health and welfare program expenditures;

        - transfers of program responsibilities and some funding sources from the State to local governments, coupled with some reduction in mandates on local government;

        - transfer of about $3.6 billion in annual local property tax revenues from cities, counties, redevelopment agencies and some other districts to local school districts, thereby reducing State funding for schools;

        - reduction in growth of support for higher education programs, coupled with increases in student fees;

        - revenue increases (particularly in the 1992-93 Fiscal Year budget), most of which were for a short duration;

        - increased reliance on aid from the federal government to offset the costs of incarcerating, educating and providing health and welfare services to undocumented aliens (although these efforts have produced much less federal aid than the State Administration had requested); and

        - various one-time adjustments and accounting changes (some of which have been challenged in court and reversed).

        A consequence of the accumulated budget deficits in the early 1990's, together with other factors such as disbursement of funds to local school districts "borrowed" from future fiscal years and hence not shown in the annual budget, was to significantly reduce the State's cash resources available to pay its ongoing obligations. The State's cash condition became so serious that from late spring 1992 until 1995, the State had to rely on issuance of short term notes which matured in a subsequent fiscal year to finance its ongoing deficit, and pay current obligations. For a two-month period in the summer of 1992, pending adoption of the annual Budget Act, the State was forced to issue registered warrants (IOUs) to some of its suppliers, employees and other creditors. The last of these deficit notes was repaid in April 1996.

        The State's financial condition improved during the 1995-96, 1996-97 and 1997-98 fiscal years, with a combination of better than expected revenues, a slowdown in growth of social welfare programs, and continued spending restraint based on the actions taken in earlier years. The State's cash position also improved, and no external deficit borrowing has occurred over the end of these three fiscal years.

        The economy grew during these fiscal years, and as a result, the General Fund took in greater tax revenue (around $2.2 billion in 1995-96, $1.6 billion in 1996-97 and $2.1 billion in 1997-98) than were initially planned when the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, and to make up shortfalls from reduced federal health and welfare aid in 1995-96 and 1996-97. The accumulated budget deficit from the recession years was finally eliminated. The Department of Finance estimates that the State's budget reserve (the SFEU) totaled about $400 million as of June 30, 1997 and $1.8 billion at June 30, 1998.

        FY 1997-98 BUDGET. In May 1997, the California Supreme Court ruled that the State had acted illegally in 1993 and 1994 by using a deferral of payments to the Public Employees Retirement Fund to help balance earlier budgets. In response to this court decision, the Governor ordered an immediate repayment to the Retirement Fund of about $1.235 billion, which was made in late July 1997, and substantially "used up" the then-expected additional General Fund revenues for the fiscal year. The 1997-98 Budget Act provided another year of rapidly increasing funding for K-14 public education. Support for higher education units in the State also increased by about 6 percent. Because of the pension payment, most other State programs were funded at levels consistent with prior years, and several initiatives had to be dropped. The final results for FY 1997-98 showed General Fund revenues and transfers of $54.7 billion and expenditures of $53.3 billion.

        Part of the 1997-98 Budget Act was completion of State welfare reform legislation to implement the new federal law passed in 1996. The new State program, called "CalWORKs," became effective January 1, 1998, and emphasizes programs to bring aid recipients into the workforce. As required by federal law, new time limits are placed on receipt of welfare aid.

        FY 1998-99 BUDGET. The FY 1998-99 Budget Act was signed on August 21, 1998. After giving effect to line-item vetoes made by the Governor, the Budget plan resulted in spending of about $57.3 billion for the General Fund and $14.7 billion for Special Funds. The Budget Act assumed General Fund revenues and transfers in FY 1998-99 of $57.0 billion. After enactment of the Budget Act, the Legislature passed a number of additional fiscal bills, which resulted in a net increase of expenditures of about $250 million, but the Administration also raised its estimate of revenues from the 1997-98 fiscal year. In total, the Administration projected the balance in the SFEU at June 30, 1999 would be about $1.2 billion. In November 1998, the Legislative Analyst's Office released a report saying that revenues were somewhat lower, and expenditures somewhat higher, than projected in the Budget Act, but the net variance would be within the $1.2 billion reserve amount. The Administration's projections for the balance of FY 1998-99 and for FY 1999-2000 will be released in early January.

        As has been the case in the last several years, spending on K-12 education increased significantly, by a total of $2.2 billion, with proected per-pupil spending of $5,695, more than one-third higher than the per-pupil spending during the last recession year of 1993-94. Funding to support higher education was also increased significantly (15% for the University of California and 14% for the California State University system). The Budget included some increases in health and welfare programs, including the first increase in the monthly welfare grant since levels were cut during the recession.

        One of the most important elements of the 1998-99 Budget Act was agreement on substantial tax cuts. The largest of these is a phased-in cut in the Vehicle License Fee (an annual tax on the value of cars registered in the State, the "VLF"). Starting in 1999, the VLF is reduced by 25%. Under current law, VLF funds are automatically transferred to cities and counties, so the new legislation provides for the General Fund to make up the reductions. If State General Fund revenues continue to grow above certain targeted levels in future years (a development which appears unlikely given more recent revenue projections), the cut could reach as much as 67.5% by the year 2003. The initial 25% VLF cut will be offset by about $500 million in General Fund money in FY 1998-99, and $1 billion for future years. Other tax cuts in FY 1998-99 include an increase in the dependent credit exemption for personal income tax filers, restoration of a renter's tax credit for taxpayers, and a variety of business tax relief measures. The total cost of these tax cuts is estimated at $1.4 billion for FY 1998-99.

        Although, as noted, the 1998-99 Budget Act projects a budget reserve in the SFEU of about $1.2 billion on June 30, 1999, the General Fund fund balance on that date also reflects $1.0 billion of "loans" which the General Fund made to local schools in the recession years, representing cash outlays above the mandatory minimum funding level. Settlement of litigation over these transactions in July 1996 calls for repayment of these loans over the period ending in 2001-02, about equally split between outlays from the General Fund and from schools' entitlements. The 1998-99 Budget Act contained a $300 million appropriation from the General Fund toward this settlement.

        Although the State's economy is producing record revenues to the State government, the State's budget continues to be under stress from mandated spending on education, a rising prison population, and social needs of a growing population with many immigrants. These factors which limit State spending growth also put pressure on local governments. There can be no assurances that, if economic conditions weaken, or other factors intercede, the State will not experience budget gaps in the future.

                                   BOND RATING

        The ratings on California's long-term general obligation bonds were reduced in the early 1990's from "AAA" levels which had existed prior to the recession. After 1996, Fitch and Standard & Poor's raised their ratings of California's general obligation bonds, which as of August 1998 were assigned ratings of "A" from Standard & Poor's, "Aa3" from Moody's and "AA-" from Fitch.

        There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to creditworthiness of obligations issued by the State of California, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

                                LEGAL PROCEEDINGS

        The State is involved in certain legal proceedings (described in the State's recent financial statements) that, if decided against the State, may require the State to make significant future expenditures or may substantially impair revenues. Trial courts have recently entered tentative decisions or injunctions which would overturn several parts of the State's recent budget compromises. The matters covered by these lawsuits include reductions in welfare payments and the use of certain cigarette tax funds for health costs. All of these cases are subject to further proceedings and appeals, and if California eventually loses, the final remedies may not have to be implemented in one year.

                          OBLIGATIONS OF OTHER ISSUERS

        OTHER ISSUERS OF CALIFORNIA MUNICIPAL OBLIGATIONS. There are a number of State agencies, instrumentalities and political subdivisions of the State that issue Municipal Obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State.

        STATE ASSISTANCE. Property tax revenues received by local governments declined more than 50% following passage of Proposition 13. Subsequently, the California Legislature enacted measures to provide for the redistribution of the State's General Fund surplus to local agencies, the reallocation of certain State revenues to local agencies and the assumption of certain governmental functions by the State to assist municipal issuers to raise revenues. Total local assistance from the State's General Fund was budgeted at approximately 75% of General Fund expenditures in recent years, including the effect of implementing reductions in certain aid programs. To reduce State General Fund support for school districts, the 1992-93 and 1993-94 Budget Acts caused local governments to transfer $3.9 billion of property tax revenues to school districts, representing loss of the post-Proposition 13 "bailout" aid. Local governments have in return received greater revenues and greater flexibility to operate health and welfare programs. However, except for agreement in 1997 on a new program for the State to substantially take over funding for local trial courts (saving cities and counties some $400 million annually), there has been no large-scale reversal of the property tax shift to help local government.

        To the extent the State should be constrained by its Article XIIIB appropriations limit, or its obligation to conform to Proposition 98, or other fiscal considerations, the absolute level, or the rate of growth, of State assistance to local governments may continue to be reduced. Any such reductions in State aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties. Los Angeles County, the largest in the State, was forced to make significant cuts in services and personnel, particularly in the health care system, in order to balance its budget in FY 1995-96 and FY1996-97. Orange County, which emerged from Federal Bankruptcy Court protection in June 1996, has significantly reduced county services and personnel, and faces strict financial conditions following large investment fund losses in 1994 which resulted in bankruptcy.

        Counties and cities may face further budgetary pressures as a result of changes in welfare and public assistance programs, which were enacted in August 1997 in order to comply with the federal welfare reform law. Generally, counties play a large role in the new system, and are given substantial flexibility to develop and administer programs to bring aid recipients into the workforce. Counties are also given financial incentives if either at the county or statewide level the "Welfare-to-Work" programs exceed minimum targets; counties are also subject to financial penalties for failure to meet such targets. Counties remain responsible for providing "general assistance" for able-bodied indigents who are ineligible for other welfare programs. The long-term financial impact of the new CalWORKs system on local governments is still unknown.

        ASSESSMENT BONDS. California Municipal Obligations which are assessment bonds may be adversely affected by a general decline in real estate values or a slowdown in real estate sales activity. In many cases, such bonds are sec ured by land which is undeveloped at the time of issuance but anticipated to be developed within a few years after issuance. In the event of such reduction or slowdown, such development may not occur or may be delayed, thereby increasing the risk of a default on the bonds. Because the special assessments or taxes securing these bonds are not the personal liability of the owners of the property assessed, the lien on the property is the only security for the bonds. Moreover, in most cases the issuer of these bonds is not required to make payments on the bonds in the event of delinquency in the payment of assessments or taxes, except from amounts, if any, in a reserve fund established for the bonds.

        CALIFORNIA LONG TERM LEASE OBLIGATIONS. Based on a series of court decisions, certain long-term lease obligations, though typically payable from the general fund of the State or a municipality, are not considered "indebtedness" requiring voter approval. Such leases, however, are subject to "abatement" in the event the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common cases of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g., due to earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all avail-able insurance proceeds and reserves are exhausted) and the certificates may not be paid when due. Although litigation is brought from time to time which challenges the constitutionality of such lease arrangements, the California Supreme Court issued a ruling in August 1998 which reconfirmed the legality of these financing methods.

                              OTHER CONSIDERATIONS

        The repayment of industrial development securities secured by real property may be affected by California laws limiting foreclosure rights of creditors. Securities backed by health care and hospital revenues may be affected by changes in State regulations governing cost reimbursements to health care providers under Medi-Cal (the State's Medicaid program), including risks related to the policy of awarding exclusive contracts to certain hospitals.

        Limitations on AD VALOREM property taxes may particularly affect "tax allocation" bonds issued by California redevelopment agencies. Such bonds are secured solely by the increase in assessed valuation of a redevelopment project area after the start of redevelopment activity. In the event that assessed values in the redevelopment project decline (e.g., because of a major natural disaster such as an earthquake), the tax increment revenue may be insufficient to make principal and interest payments on these bonds. Both Moody's and S&P suspended ratings on California tax allocation bonds after the enactment of Articles XIIIA and XIIIB, and only resumed such ratings on a selective basis.

        Proposition 87, approved by California voters in 1988, requires that all revenues produced by a tax rate increase go directly to the taxing entity which increased such tax rate to repay that entity's general obligation indebtedness. As a result, redevelopment agencies (which, typically, are the issuers of tax allocation securities) no longer receive an increase in tax increment when taxes on property in the project area are increased to repay voter-approved bonded indebtedness.

        The effect of these various constitutional and statutory changes upon the ability of California municipal securities issuers to pay interest and principal on their obligations remains unclear. Furthermore, other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future. Legislation has been or may be introduced which would modify existing taxes or other revenue-raising measures or which either would further limit or, alternatively, would increase the abilities of state and local governments to impose new taxes or increase existing taxes. It is not possible, at present, to predict the extent to which any such legislation will be enacted. Nor is it possible, at present, to determine the impact of any such legislation on California Municipal Obligations in which the Funds may invest, future allocations of state revenues to local governments or the abilities of state or local governments to pay the interest on, or repay the principal of, such California Municipal Obligations.

        Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages. The federal government provided more than $13 billion in aid for both earthquakes, and neither event is expected to have any long-term negative economic impact. Any California Municipal Obligation in the Funds' portfolios could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.

                                MUTUAL FUND TRUST

                            PART C. OTHER INFORMATION

ITEM 23.    Exhibits

Exhibit
Number
-------
1           Declaration of Trust. (1)
2           By-laws. (1)
3           None.
4(a)        Form of Investment Advisory Agreement.(6)
4(b)        Form of Investment Subadvisory Agreement between The Chase
            Manhattan Bank and Chase Asset Management, Inc.(6)
4(c)        Form of Investment Sub-Advisory Agreement between The
            Chase Manhattan Bank and Texas Commerce Bank, National
            Association. (7)
5           Distribution and Sub-Administration Agreement dated August 21,
            1995.(6)
6(a)        Retirement Plan for Eligible Trustees.(6)
6(b)        Deferred Compensation Plan for Eligible Trustees.(6)
7           Form of Custodian Agreement. (1)
8(a)        Form of Transfer Agency Agreement. (1)
8(b)        Form of Shareholder Servicing Agreement. (6)
8(c)        Form of Administration Agreement.(6)
9           Opinion of Reid & Priest re: Legality of Securities being
            Registered. (2)
10          Consent of Price Waterhouse LLP. (11)
11          Financial statements:


            In Part B: Financial Statements and the Reports thereon for the
                       Funds filed herein for the fiscal year ended August 31, 2000 are incorporated by reference into Part B as part of the 2000 Annual Reports to Shareholders for such Funds as filed with the Securities and Exchange Commission by the Registrant on Form N-30D on October 24, 2000, accession number 0000950146-00-000956 and on Form N-30D on October 24, 2000, accession number 0000950146-00-000953.
                       Financial Statements and the Reports thereon for The 100% U.S. Treasury Securities Money Market Fund and The Cash Management Fund of The Hanover Funds, Inc. for the fiscal year ended November 30, 1995 are incorporated by reference into Part B as part of the 1995 Annual Reports to Shareholders for such funds as filed with the Securities and Exchange Commission by The Hanover Funds, Inc. on Form N-30D on February 2, 1996, accession number 0000950123-96-000335.

12          None.
13(a)       Forms of Rule 12b-1 Distribution Plans including Selected Dealer
            Agreements and Shareholder Service Agreements. (1) and (3)
13(b)       Form of Rule 12b-1 Distribution Plan (including forms of
            Selected Dealer Agreement and Shareholder Servicing Agreement).(6)
13(c)       Form of Rule 12b-1 Plan - Class C Shares (including forms of
            Shareholder Servicing Agreements). (12)

14.         Financial Data Schedule. (8)

15.         Form of Rule 18f-3 Multi-Class Plan. (12)

99(a) Power of Attorney for: Fergus Reid, III, H. Richard Vartabedian, William J. Armstrong, John R. H. Blum, Stuart W. Cragin, Jr.,
            Joseph J. Harkins, Irving L. Thode, W. Perry Neff, Roland R. Eppley, Jr., W. D. MacCallan. (9)
99(b)       Powers of Attorney for: Sarah E. Jones and Leonard M. Spalding,
            Jr. (12)
-------------------

(1) Filed as an Exhibit to the Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on February 14, 1994.
(2) Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on April 18, 1994.
(3) Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on August 29, 1994.
(4) Filed as an Exhibit to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on October 28, 1994.
(5) Filed as an Exhibit to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A of the Registrant (File No. 33- 75250) as filed with the Securities and Exchange Commission on October 31, 1995.
(6) Filed as an Exhibit to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on December 28, 1995.
(7) Filed as an Exhibit to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on March 7, 1996.
(8) Filed as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on April 22, 1996.
(9) Filed as an exhibit to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on September 6, 1996.
(10) Filed as an exhibit to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on December 27, 1996.

(11) Filed herewith.

(12) Filed as an exhibit to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on October 27, 1997.

ITEM 24. Persons Controlled by or Under Common Control with Registrant

         Not applicable

ITEM 25.  Indemnification

          Reference is hereby made to Article V of the Registrant's Declaration of Trust.

          The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser, administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

          Under the terms of the Registrant's Declaration of Trust, the Registrant may indemnify any person who was or is a Trustee, officer or employee of the Registrant to the maximum extent permitted by law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Trustees, by a majority vote of a quorum which consists of Trustees who are neither in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such Trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any Trustee or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

          Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of it counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26(a)  Business and Other Connections of Investment Adviser

          The Chase Manhattan Bank (the "Adviser") is a commercial bank providing a wide range of banking and investment services.

          To the knowledge of the Registrant, none of the Directors or executive officers of the Adviser, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of the Adviser also hold or have held various positions with bank and non-bank affiliates of the Adviser, including its parent, The Chase Manhattan Corporation. Each Director listed below is also a Director of The Chase Manhattan Corporation.

                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     the Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------
Thomas G. Labreque       Chairman of the Board,        Chairman, Chief Executive Officer
                         Chief Executive Officer       and a Director of The Chase
                         and Director                  Manhattan Corporation and a
                                                       Director of AMAX, Inc.

Richard J. Boyle         Vice Chairman of the          Vice Chairman of the Board and a
                         Board and Director            Director of The Chase Manhattan
                                                       Corporation and Trustee of
                                                       Prudential Realty Trust

Robert R. Douglass       Vice Chairman of the          Vice Chairman of the Board and a
                         Board and Director            Director of The Chase Manhattan
                                                       Corporation and Trustee of HRE
                                                       Properties

Joan Ganz Cooney         Director                      Chairman of the Executive
                                                       Committee of the Board of
                                                       Trustees, formerly Chief Executive
                                                       Officer of Children's Television
                                                       Workshop and a Director of each
                                                       of Johnson & Johnson,
                                                       Metropolitan Life Insurance
                                                       Company and Xerox Corporation

Edward S. Finkelstein    Director                      Retired Chairman and Chief
                                                       Executive Officer and Director of
                                                       R.H. Macy & Co., Inc. and a
                                                       Director of Time Warner Inc.

                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     the Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------
H. Laurance Fuller       Director                      Chairman, President, Chief
                                                       Executive Officer and Director of
                                                       Amoco Corporation and Director of
                                                       Abbott Laboratories

Howard C. Kauffman       Director                      Retired President of Exxon
                                                       Corporation and a Director of each
                                                       of Pfizer Inc. and Ryder System,
                                                       Inc.

Henry B. Schacht         Director                      Chairman and Chief Executive
                                                       Officer of Cummins Engine
                                                       Company, Inc. and a Director of
                                                       each of American Telephone and
                                                       Telegraph Company and CBS Inc.

A. Alfred Taubman        Director                      Chairman and Director, formerly
                                                       also Chief Executive Officer, of
                                                       The Taubman Company, Inc.,
                                                       majority shareholder and Chairman
                                                       of Sotheby's Holdings, Inc., owner
                                                       of Woodward & Lothrop, Inc. and
                                                       its subsidiary, John Wanamaker,
                                                       and Chairman of A&W
                                                       Restaurants, Inc. and a Director of
                                                       R.H. Macy & Co., Inc.

                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     the Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------
Kay R. Whitmore          Director                      Chairman of the Board,
                                                       President and Chief Executive
                                                       Officer and Director of Eastman
                                                       Kodak Company

Item 26(b)

Chase Asset Management ("CAM" is an Investment Advisor providing investment services to institutional clients.

         To the knowledge of the Registrant, none of the Directors or executive officers of the CAM, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of the CAM also held or have held various positions with bank and non-bank affiliates of the Advisor, including its parent. The Chase Manhattan Corporation.

                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     the Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------
James Zeigon             Chairman and Director         Director of Chase
                                                       Asset Management
                                                       (London) Limited

Steven Prostano          Executive Vice President      Chief Operating Officer
                         and Chief Operating Officer   and Director of Chase
                                                       Asset Management
                                                       (London) Limited

Mark Richardson          President and Chief           Chief Investment Officer
                         Investment Officer            and Director of Chase
                                                       Asset Management
                                                       (London) Limited

Item 26(c)

Texas Commerce Bank National Association ("TCB") is an Investment Adviser and its business has been that of a national bank.

          To the knowledge of the Registrant, none of the Directors or executive officers of TCB, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors or executive officers of TCB also hold or have held various positions with bank and non-bank affiliates of the Adviser, including its parent, The Chase Manhattan Corporation.

                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     Sub-Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------
John L. Adams            Director, Vice Chairman       None

Elaine B. Agather        Chairman and CEO, TCB-        None
                         Fort Worth, Vice Chairman,
                         TCB-Metroplex

                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     Sub-Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------
David W. Biegler         Director                      Chairman, President and CEO,
                                                       ENSERCH Corporation, 300 South
                                                       St. Paul St., Dallas, TX 75201

Robert W. Bishop         Executive Vice President      None

Alan R. Buckwalter, III  Director, Vice Chairman       None

H. Worth Burke           Executive Vice President      None

Charles W. Duncan        Director                      Investments, 600 Travis,
                                                       Houston, TX 77002-3007

Dan S. Hallmark          Chairman and CEO              None
                         TCB-Beaumont

Dennis R. Hendrix        Director                      Chairman, PanEnergy Corp.,
                                                       P.O. Box 1642, Houston, TX
                                                       77251-1642

Harold S. Hook           Director                      Chairman and CEO, American
                                                       General Corporation, P.O. Box
                                                       3247, Houston TX 77253

                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     Sub-Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------
Robert C. Hunter         Director, Vice Chairman       None

Ed Jones                 President and CEO, TCB-       None
                         Midland

R. Bruce LaBoon          Director                      Managing Partner, Liddell, Sapp,
                                                       Zivley, Hill & LaBoon, L.L.P.,
                                                       3400 Texas Commerce Tower,
                                                       Houston, TX 77002-3004

Shelaghmichael           Executive Vice President      None
C. Lents

S. Todd Maclin           President, TCB-Dallas,        None
                         Executive Vice President

Beverly H. McCaskill     Executive Vice President      None

Joe C. McKinney          Chairman and CEO TCB-San      None
                         Antonio

                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     Sub-Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------
Scott J. McLean          Chairman and CEO TCB-El Paso  None

Randal B. McLelland      President and CEO, TCB-       None
                         Rio Grande Valley

David L. Mendez          Executive Vice President      None

W. Merriman Morton       Chairman and CEO TCB-Austin   None

Paul Poullard            Exective Vice President       None

Jeffrey B. Reitman       General Counsel               None

Edward N. Robinson       Executive Vice President      None

Ann V. Rogers            Executive Vice President      None

                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     Sub-Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------
Marc J. Shapiro          Director, Chairman,           None
                         President and CEO

Larry L. Shryock         Executive Vice President      None

Kenneth L. Tilton        Executive Vice President      None
                         and Controller

Harriet S. Wasserstrum   Executive Vice President      None

Gary K. Wright           Executive Vice President      None

ITEM 27.  Principal Underwriters

          (a) Vista Fund Distributors, Inc., a wholly-owned subsidiary of The BISYS Group, Inc. is the underwriter for the Registrant.

          (b) The following are the Directors and officers of Vista Fund Distributors, Inc. The principal business address of each of these persons, with the exception of Mr. Spicer, is 101 Park Avenue, New York, New York 10178. The principal business address of Mr. Spicer is One Bush Street, San Francisco, California 94104.

                                    Position and Offices            Position and Offices
Name                                with Distributor                with the Registrant
----                                --------------------            --------------------
William B. Blundin            Director Chief Executive Officer             None

Richard E. Stierwalt          Director Chief Operating Officer             None

Timothy M. Spicer             Director Chairman of the Board               None

Joseph Kissel                 President                                    None

George Martinez               Chief Compliance Officer                     Secretary and
                              and Secretary                                Assistant Treasurer

                  (c)  Not applicable

ITEM 28.  Location of Accounts and Records

          The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                  Name                                 Address
                  ----                                 -------
Vista Fund Distributors, Inc.                          101 Park Avenue,
                                                       New York, NY 10022

DST Systems, Inc.                                      210 W. 10th Street,
                                                       Kansas City, MO 64105

The Chase Manhattan Bank                               270 Park Avenue,
                                                       New York, NY 10017

The Chase Manhattan Bank                               One Chase Square,
                                                       Rochester, NY 14363

Chase Asset Management, Inc.                           1211 Avenue of the
                                                       Americas,
                                                       New York, NY 10036

Texas Commerce Bank, National Association              600 Travis,
                                                       Houston, TX 77002

ITEM 29.  Management Services

          Not applicable

ITEM 30.  Undertakings

          Registrant undertakes that its trustees shall promptly call a meeting of shareholders of the Trust for the purpose of voting upon the question of removal of any such trustee or trustees when requested in writing so to do by the record holders of not less than 10 per centum of the outstanding shares of the Trust. In addition, the Registrant shall, in certain circumstances, give such shareholders assistance in communicating with other shareholders of a fund as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has certified that it meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 28th day of December, 2000.


                                     MUTUAL FUND TRUST

                                     By /s/ H. Richard Vartabedian
                                        --------------------------
                                        H. Richard Vartabedian
                                        President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


             *                         Chairman              December 28, 2000
-------------------------------        and Trustee
     Fergus Reid, III

             *                          Trustee              December 28, 2000
-------------------------------
     William J. Armstrong

             *                          Trustee              December 28, 2000
-------------------------------
     John R.H. Blum

             *                          Trustee              December 28, 2000
-------------------------------
     Joseph J. Harkins

             *
-------------------------------         Trustee              December 28, 2000
     Richard E. Ten Haken

             *                          Trustee              December 28, 2000
-------------------------------
     Stuart W. Cragin, Jr.

             *                          Trustee              December 28, 2000
-------------------------------
     Irving L. Thode

 /s/ H. Richard Vartabedian             President            December 28, 2000
-------------------------------         and Trustee
     H. Richard Vartabedian

             *                          Trustee              December 28, 2000
-------------------------------
     W. Perry Neff

             *                          Trustee              December 28, 2000
-------------------------------
     Roland R. Eppley, Jr.

             *                          Trustee              December 28, 2000
-------------------------------
     W.D. MacCallan

             *                          Trustee              December 28, 2000
-------------------------------
     Sarah E. Jones

             *                          Trustee              December 28, 2000
-------------------------------
     Leonard M. Spalding

             *                          Trustee              December 28, 2000
-------------------------------
     George McDavid

/s/ Martin Dean                         Treasurer and        December 28, 2000
-------------------------------         Principal
    Martin Dean                         Accounting
                                        Officer

/s/ H. Richard Vartabedian              Attorney in Fact     December 28, 2000
-------------------------------
    H. Richard Vartabedian